UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number 811-10509

AXA PREMIER VIP TRUST

(Exact name of registrant as specified in charter)

1290 Avenue of the Americas

New York, New York 10104

(Address of principal executive offices)

PATRICIA LOUIE, ESQ.

Vice President and Associate General Counsel

AXA Equitable Life Insurance Company

1290 Avenue of the Americas

New York, New York 10104

(Name and Address of Agent for Service)

Copies to:

MARK C. AMOROSI, ESQ.

Kirkpatrick & Lockhart Preston Gates Ellis LLP

1601 K. Street, N.W.

Washington, D.C. 20036-1800

Telephone: (202) 778-9351

Registrant’s telephone number, including area code: (212) 554-1234

Date of fiscal year end: December 31

Date of reporting period: January 1, 2008 – March 31, 2008

Item 1. Schedule of Investments.

The following are schedules of investments of the registrant as of March 31, 2008. The schedules have not been audited.

AXA Premier VIP Trust

Quarterly Report

March 31, 2008

AXA PREMIER VIP TRUST

AXA CONSERVATIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
EQ/AllianceBernstein Quality Bond Portfolio‡	1,476,914	$14,753,768
EQ/AllianceBernstein Value Portfolio‡	1,588,938	20,303,460
EQ/BlackRock Basic Value Equity Portfolio‡	2,020,697	29,005,011
EQ/BlackRock International Value Portfolio‡	474,220	6,758,052
EQ/Davis New York Venture Portfolio‡	913,782	9,254,916
EQ/Evergreen International Bond Portfolio‡	6,252,034	73,758,680
EQ/JPMorgan Core Bond Portfolio‡	2,202,565	23,229,036
EQ/Long Term Bond Portfolio‡	7,966,702	109,571,947
EQ/Marsico Focus Portfolio‡	1,565,093	24,064,897
EQ/Money Market Portfolio‡	22,446	22,447
EQ/PIMCO Real Return Portfolio‡	6,339,911	70,281,860
EQ/Short Duration Bond Portfolio‡	27,330,573	279,558,283
EQ/Van Kampen Emerging Markets Equity Portfolio‡	528,370	8,479,147
MarketPLUS International Core Portfolio‡	713,127	8,473,996
Multimanager Aggressive Equity Portfolio‡	610,912	17,119,535
Multimanager Core Bond Portfolio‡	8,509,416	88,842,504
Multimanager High Yield Portfolio‡	8,860,069	45,683,711
Multimanager International Equity Portfolio‡	919,243	13,557,535
Multimanager Large Cap Core Equity Portfolio‡	900,551	9,385,394
Multimanager Large Cap Value Portfolio‡	2,094,742	22,442,793
Multimanager Mid Cap Value Portfolio‡	1,164,796	9,740,843

Total Investment Companies (99.6%) (Cost $890,684,028)		884,287,815

	Principal Amount
SHORT-TERM INVESTMENT:
Time Deposit (0.3%)
JPMorgan Chase Nassau 1.59%, 4/1/08 (Amortized Cost $2,567,872)	$2,567,872	$2,567,872

Total Investments (99.9%) (Cost/Amortized Cost $893,251,900)		886,855,687
Other Assets Less Liabilities (0.1%)		813,375

Net Assets (100%)		$887,669,062

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in Investment Companies are all A shares for AXA Premier VIP Trust Portfolios and Class IA shares for EQ Advisors Trust Portfolios.

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

AXA CONSERVATIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2008 (Unaudited)

Investments in companies which were affiliates for the three months ended March 31, 2008, were as follows:

Securities	Market Value December 31, 2007	Purchases at Cost	Sales at Cost	Market Value March 31, 2008	Dividend Income	Realized Gain/(Loss)
EQ/AllianceBernstein Quality Bond Portfolio	$8,160,588	$6,830,864	$246,609	$14,753,768	$—	$(4,214)
EQ/AllianceBernstein Value Portfolio	25,109,754	2,901,421	5,967,188	20,303,460	—	(866,214)
EQ/BlackRock Basic Value Equity Portfolio	16,736,479	14,037,183	436,296	29,005,011	—	(37,435)
EQ/BlackRock International Value Portfolio	4,618,790	2,762,546	119,569	6,758,052	—	(9,813)
EQ/Davis New York Venture Portfolio	1,808,042	7,746,732	147,140	9,254,916	—	(15,467)
EQ/Evergreen International Bond Portfolio	43,351,357	25,891,191	803,008	73,758,680	—	130,999
EQ/JPMorgan Core Bond Portfolio	25,841,092	16,148,501	18,652,872	23,229,036	—	(648,943)
EQ/Long Term Bond Portfolio	73,442,724	49,881,510	13,127,750	109,571,947	—	572,918
EQ/Marsico Focus Portfolio	18,685,766	13,621,974	5,605,316	24,064,897	—	(145,478)
EQ/Money Market Portfolio	22,250	197	—	22,447	197	—
EQ/PIMCO Real Return Portfolio	42,156,985	26,233,623	713,016	70,281,860	—	65,339
EQ/Short Duration Bond Portfolio	179,407,343	100,855,258	2,932,485	279,558,283	—	61,732
EQ/Van Kampen Emerging Markets Equity Portfolio	—	8,778,405	35,701	8,479,147	—	(64)
MarketPLUS International Core Portfolio	4,796,956	3,989,248	141,015	8,473,996	—	(13,441)
Multimanager Aggressive Equity Portfolio	11,107,986	7,864,503	262,592	17,119,535	—	4,981
Multimanager Core Bond Portfolio	65,612,941	23,874,567	826,450	88,842,504	949,997	14,620
Multimanager High Yield Portfolio	31,482,211	15,991,618	625,029	45,683,711	—	(48,142)
Multimanager International Equity Portfolio	15,791,302	7,684,949	8,489,185	13,557,535	—	(67,933)
Multimanager Large Cap Core Equity Portfolio	4,661,572	5,318,546	95,375	9,385,394	—	(5,699)
Multimanager Large Cap Value Portfolio	15,063,933	9,188,018	381,394	22,442,793	—	(33,438)
Multimanager Mid Cap Value Portfolio	6,832,833	3,651,584	146,328	9,740,843	—	(20,304)

	$594,690,904	$353,252,438	$59,754,318	$884,287,815	$950,194	$(1,065,996)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – Quoted prices in active markets for identical securities

•	Level 2 – Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

AXA CONSERVATIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2008 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s net assets as of March 31, 2008:

Description	Quoted Prices in Active Markets for Identical Securities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities	$—	$886,855,687	$—	$886,855,687
Other Investments*	—	—	—	—

Total	$—	$886,855,687	$—	$886,855,687

Liabilities:
Investments in Securities	$—	$—	$—	$—
Other Investments*	—	—	—	—

Total	$—	$—	$—	$—

*	Other investments are derivative instruments, such as futures, forwards, written options and swap contracts.

Investment security transactions for the three months ended March 31, 2008 were as follows:

Cost of Purchases:
Investment Companies	$353,252,438
Net Proceeds of Sales and Redemptions:
Investment Companies	$58,688,322

As of March 31, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$12,952,271
Aggregate gross unrealized depreciation	(22,025,570)

Net unrealized depreciation	$(9,073,299)

Federal income tax cost of investments	$895,928,986

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

AXA CONSERVATIVE-PLUS ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
EQ/AllianceBernstein Quality Bond Portfolio‡	2,802,105	$27,991,875
EQ/AllianceBernstein Value Portfolio‡	5,454,150	69,693,157
EQ/BlackRock Basic Value Equity Portfolio‡	5,785,234	83,041,021
EQ/BlackRock International Value Portfolio‡	1,661,453	23,677,154
EQ/Davis New York Venture Portfolio‡	2,463,084	24,946,471
EQ/Evergreen International Bond Portfolio‡	8,047,952	94,946,101
EQ/Franklin Small Cap Value Portfolio‡	1,718,862	16,092,304
EQ/GAMCO Small Company Value Portfolio‡	663,149	19,427,558
EQ/JPMorgan Core Bond Portfolio‡	1,844,849	19,456,443
EQ/Long Term Bond Portfolio‡	8,084,157	111,187,388
EQ/Marsico Focus Portfolio‡	4,010,370	61,663,499
EQ/Money Market Portfolio‡	22,446	22,447
EQ/PIMCO Real Return Portfolio‡	7,933,992	87,953,245
EQ/Short Duration Bond Portfolio‡	28,289,329	289,365,184
EQ/Van Kampen Emerging Markets Equity Portfolio‡	799,065	12,823,184
MarketPLUS International Core Portfolio‡	2,178,505	25,886,893
Multimanager Aggressive Equity Portfolio‡	1,164,418	32,630,371
Multimanager Core Bond Portfolio‡	9,270,255	96,786,032
Multimanager High Yield Portfolio‡	10,770,050	55,531,825
Multimanager International Equity Portfolio‡	4,473,560	65,978,668
Multimanager Large Cap Core Equity Portfolio‡	2,452,981	25,564,563
Multimanager Large Cap Value Portfolio‡	5,394,593	57,796,961
Multimanager Mid Cap Growth Portfolio‡	1,177,721	9,038,937
Multimanager Mid Cap Value Portfolio‡	1,759,944	14,717,897
Multimanager Small Cap Value Portfolio‡	501,784	5,132,227

Total Investments (99.9%) (Cost $1,365,916,861)		1,331,351,405
Other Assets Less Liabilities (0.1%)		720,824

Net Assets (100%)		$1,332,072,229

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in Investment Companies are all A shares for AXA Premier VIP Trust Portfolios and Class IA shares for EQ Advisors Trust Portfolios.

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

AXA CONSERVATIVE-PLUS ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2008 (Unaudited)

Investments in companies which were affiliates for the three months ended March 31, 2008, were as follows:

Securities	Market Value December 31, 2007	Purchases at Cost	Sales at Cost	Market Value March 31, 2008	Dividend Income	Realized Gain/(Loss)
EQ/AllianceBernstein Quality Bond Portfolio	$22,100,724	$6,072,457	$251,869	$27,991,875	$—	$943
EQ/AllianceBernstein Value Portfolio	80,765,786	2,727,585	6,078,085	69,693,157	—	(935,285)
EQ/BlackRock Basic Value Equity Portfolio	60,911,467	28,466,852	1,518,935	83,041,021	—	(89,401)
EQ/BlackRock International Value Portfolio	20,296,266	6,179,202	430,242	23,677,154	—	(74,110)
EQ/Davis New York Venture Portfolio	13,023,924	13,369,517	577,123	24,946,471	—	(62,084)
EQ/Evergreen International Bond Portfolio	72,206,238	16,177,513	1,106,262	94,946,101	—	195,150
EQ/Franklin Small Cap Value Portfolio	15,235,270	1,673,536	153,754	16,092,304	—	(19,125)
EQ/GAMCO Small Company Value Portfolio	11,737,817	8,701,121	303,421	19,427,558	—	(25,992)
EQ/JPMorgan Core Bond Portfolio	32,114,138	8,278,464	20,935,857	19,456,443	—	(821,591)
EQ/Long Term Bond Portfolio	98,466,941	25,204,351	13,048,761	111,187,388	—	(288,053)
EQ/Marsico Focus Portfolio	65,793,738	16,244,230	10,688,802	61,663,499	—	250,331
EQ/Money Market Portfolio	22,250	197	—	22,447	197	—
EQ/PIMCO Real Return Portfolio	72,741,400	12,254,046	978,835	87,953,245	—	86,684
EQ/Short Duration Bond Portfolio	254,683,807	37,030,592	5,644,733	289,365,184	—	119,855
EQ/Van Kampen Emerging Markets Equity Portfolio	—	13,506,006	256,421	12,823,184	—	(7,762)
MarketPLUS International Core Portfolio	21,231,542	6,587,209	839,823	25,886,893	—	(152,144)
Multimanager Aggressive Equity Portfolio	22,622,190	13,810,669	611,002	32,630,371	—	97,253
Multimanager Core Bond Portfolio	87,734,958	18,443,129	9,704,447	96,786,032	1,116,324	133,340
Multimanager High Yield Portfolio	48,647,273	9,494,010	907,448	55,531,825	—	(104,414)
Multimanager International Equity Portfolio	73,741,775	13,200,199	14,250,139	65,978,668	—	(628,852)
Multimanager Large Cap Core Equity Portfolio	17,389,427	10,293,528	375,956	25,564,563	—	(9,330)
Multimanager Large Cap Value Portfolio	43,801,606	18,943,945	1,037,740	57,796,961	—	(71,450)
Multimanager Mid Cap Growth Portfolio	4,997,559	4,962,896	124,809	9,038,937	—	(30,318)
Multimanager Mid Cap Value Portfolio	14,461,341	1,775,538	282,200	14,717,897	—	(64,684)
Multimanager Small Cap Value Portfolio	5,066,511	557,845	65,787	5,132,227	—	(20,911)

	$1,159,793,948	$293,954,637	$90,172,451	$1,331,351,405	$1,116,521	$(2,521,950)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

AXA CONSERVATIVE-PLUS ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2008 (Unaudited)

The following is a summary of the inputs used to value the Portfolio s net assets as of March 31, 2008:

Description	Quoted Prices in Active Markets for Identical Securities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities	$—	$1,331,351,405	$—	$1,331,351,405
Other Investments*	—	—	—	—

Total	$—	$1,331,351,405	$—	$1,331,351,405

Liabilities:
Investments in Securities	$—	$—	$—	$—
Other Investments*	—	—	—	—

Total	$—	$—	$—	$—

*	Other investments are derivative instruments, such as futures, forwards, written options and swap contracts.

Investment security transactions for the three months ended March 31, 2008 were as follows:

Cost of Purchases:
Investment Companies	$293,954,637
Net Proceeds of Sales and Redemptions:
Investment Companies	$87,650,501

As of March 31, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$24,049,547
Aggregate gross unrealized depreciation	(60,922,921)

Net unrealized depreciation	$(36,873,374)

Federal income tax cost of investments	$1,368,224,779

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

AXA MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
EQ/AllianceBernstein Quality Bond Portfolio‡	79,470,430	$793,877,004
EQ/AllianceBernstein Value Portfolio‡	33,044,833	422,247,045
EQ/BlackRock Basic Value Equity Portfolio‡	60,938,720	874,711,955
EQ/BlackRock International Value Portfolio‡	14,353,204	204,545,677
EQ/Davis New York Venture Portfolio‡	12,995,658	131,621,879
EQ/Evergreen International Bond Portfolio‡	46,741,689	551,437,330
EQ/Franklin Small Cap Value Portfolio‡	5,988,013	56,060,901
EQ/GAMCO Small Company Value Portfolio‡	4,965,926	145,481,271
EQ/JPMorgan Core Bond Portfolio‡	13,010,491	137,213,300
EQ/Long Term Bond Portfolio‡	28,983,536	398,632,011
EQ/Marsico Focus Portfolio‡	33,224,908	510,866,596
EQ/Money Market Portfolio‡	22,446	22,447
EQ/PIMCO Real Return Portfolio‡	38,177,404	423,220,300
EQ/Short Duration Bond Portfolio‡	84,834,600	867,754,052
EQ/Van Kampen Emerging Markets Equity Portfolio‡	15,763,414	252,967,110
MarketPLUS International Core Portfolio‡	19,120,661	227,208,388
Multimanager Aggressive Equity Portfolio‡	11,532,182	323,165,142
Multimanager Core Bond Portfolio‡	93,268,818	973,772,458
Multimanager High Yield Portfolio‡	84,554,640	435,975,103
Multimanager International Equity Portfolio‡	39,880,273	588,177,457
Multimanager Large Cap Core Equity Portfolio‡	18,545,343	193,276,534
Multimanager Large Cap Value Portfolio‡	34,836,989	373,238,894
Multimanager Mid Cap Growth Portfolio‡	15,791,548	121,199,192
Multimanager Mid Cap Value Portfolio‡	22,615,334	189,125,400
Multimanager Small Cap Growth Portfolio‡	8,623,936	64,151,590
Multimanager Small Cap Value Portfolio‡	4,952,955	50,658,609

Total Investment Companies (99.9%) (Cost $9,466,913,955)		9,310,607,645

	Principal Amount
SHORT-TERM INVESTMENT:
Time Deposit (0.1%)
JPMorgan Chase Nassau 1.59%, 4/1/08 (Amortized Cost $9,734,956)	$9,734,956	$9,734,956

Total Investments (100.0%) (Cost/Amortized Cost $9,476,648,911)		9,320,342,601
Other Assets Less Liabilities (0.0%)		(2,453,528)

Net Assets (100%)		$9,317,889,073

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in Investment Companies are all A shares for AXA Premier VIP Trust Portfolios and Class IA shares for EQ Advisors Trust Portfolios.

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

AXA MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2008 (Unaudited)

Investments in companies which were affiliates for the three months ended March 31, 2008, were as follows:

Securities	Market Value December 31, 2007	Purchases at Cost	Sales at Cost	Market Value March 31, 2008	Dividend Income	Realized Gain/(Loss)
EQ/AllianceBernstein Quality Bond Portfolio	$979,324,842	$5,288,036	$198,097,389	$793,877,004	$—	$(1,962,322)
EQ/AllianceBernstein Value Portfolio	468,688,742	7,984,469	6,046,700	422,247,045	—	(931,896)
EQ/BlackRock Basic Value Equity Portfolio	875,037,477	73,785,784	389,185	874,711,955	—	44,523
EQ/BlackRock International Value Portfolio	221,997,464	8,542,223	141,309	204,545,677	—	(13,748)
EQ/Davis New York Venture Portfolio	58,207,628	79,814,598	98,194	131,621,879	—	(8,901)
EQ/Evergreen International Bond Portfolio	474,161,279	30,409,541	285,664	551,437,330	—	33,239
EQ/Franklin Small Cap Value Portfolio	55,219,432	3,553,112	84,508	56,060,901	—	(13,973)
EQ/GAMCO Small Company Value Portfolio	109,034,880	44,640,604	161,439	145,481,271	—	(14,368)
EQ/JPMorgan Core Bond Portfolio	161,259,098	14,530,203	35,918,216	137,213,300	—	(663,094)
EQ/Long Term Bond Portfolio	369,460,329	27,686,911	464,608	398,632,011	—	(5,388)
EQ/Marsico Focus Portfolio	572,641,425	26,525,993	9,448,098	510,866,596	—	2,995,365
EQ/Money Market Portfolio	22,250	197	—	22,447	197	—
EQ/PIMCO Real Return Portfolio	271,166,479	136,128,695	301,305	423,220,300	—	22,848
EQ/Short Duration Bond Portfolio	857,589,739	24,028,937	24,871,386	867,754,052	—	473,028
EQ/Van Kampen Emerging Markets Equity Portfolio	281,877,025	14,320,244	194,598	252,967,110	—	54,523
MarketPLUS International Core Portfolio	233,108,046	10,074,539	149,292	227,208,388	—	(21,731)
Multimanager Aggressive Equity Portfolio	355,150,517	13,964,281	153,674	323,165,142	—	82,690
Multimanager Core Bond Portfolio	981,102,384	33,632,574	45,551,910	973,772,458	11,804,010	1,266,992
Multimanager High Yield Portfolio	437,909,725	13,783,886	221,452	435,975,103	—	(4,599)
Multimanager International Equity Portfolio	637,174,887	14,949,486	266,097	588,177,457	—	1,781
Multimanager Large Cap Core Equity Portfolio	207,360,537	8,258,418	124,369	193,276,534	—	3,192
Multimanager Large Cap Value Portfolio	332,042,719	72,987,077	208,986	373,238,894	—	(2,640)
Multimanager Mid Cap Growth Portfolio	141,196,321	2,660,153	47,313	121,199,192	—	3,712
Multimanager Mid Cap Value Portfolio	209,809,611	816,382	3,348,131	189,125,400	—	(835,374)
Multimanager Small Cap Growth Portfolio	—	65,674,137	12,042	64,151,590	—	(38)
Multimanager Small Cap Value Portfolio	136,332,306	816,382	100,901,138	50,658,609	—	(26,388,382)

	$9,426,875,142	$734,856,862	$427,487,003	$9,310,607,645	$11,804,207	$(25,884,561)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – Quoted prices in active markets for identical securities

•	Level 2 – Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

AXA MODERATE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2008 (Unaudited)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Portfolio’s net assets as of March 31, 2008:

Description	Quoted Prices in Active Markets for Identical Securities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities	$—	$9,320,342,601	$—	$9,320,342,601
Other Investments*	—	—	—	—

Total	$—	$9,320,342,601	$—	$9,320,342,601

Liabilities:
Investments in Securities	$—	$—	$—	$—
Other Investments*	—	—	—	—

Total	$—	$—	$—	$—

*	Other investments are derivative instruments, such as futures, forwards, written options and swap contracts.

Investment security transactions for the three months ended March 31, 2008 were as follows:

Cost of Purchases:
Investment Companies	$734,856,862
Net Proceeds of Sales and Redemptions:
Investment Companies	$401,602,442

As of March 31, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$237,584,765
Aggregate gross unrealized depreciation	(398,768,543)

Net unrealized depreciation	$(161,183,778)

Federal income tax cost of investments	$9,481,526,379

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

AXA MODERATE-PLUS ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
EQ/AllianceBernstein Quality Bond Portfolio‡	24,101,452	$240,763,621
EQ/AllianceBernstein Value Portfolio‡	59,170,181	756,076,879
EQ/BlackRock Basic Value Equity Portfolio‡	79,203,808	1,136,888,304
EQ/BlackRock International Value Portfolio‡	38,559,410	549,505,243
EQ/Davis New York Venture Portfolio‡	15,728,521	159,300,705
EQ/Franklin Small Cap Value Portfolio‡	10,668,656	99,881,951
EQ/GAMCO Small Company Value Portfolio‡	5,504,142	161,248,804
EQ/JPMorgan Core Bond Portfolio‡	17,219,401	181,601,965
EQ/Long Term Bond Portfolio‡	38,750,839	532,968,956
EQ/Marsico Focus Portfolio‡	53,307,906	819,663,024
EQ/PIMCO Real Return Portfolio‡	29,286,631	324,660,545
EQ/Short Duration Bond Portfolio‡	83,281,473	851,867,466
EQ/Van Kampen Emerging Markets Equity Portfolio‡	22,629,079	363,145,493
MarketPLUS International Core Portfolio‡	28,367,494	337,087,330
Multimanager Aggressive Equity Portfolio‡	19,221,690	538,647,418
Multimanager Core Bond Portfolio‡	81,536,724	851,283,612
Multimanager International Equity Portfolio‡	65,143,392	960,772,625
Multimanager Large Cap Core Equity Portfolio‡	38,858,586	404,977,839
Multimanager Large Cap Value Portfolio‡	57,787,931	619,132,252
Multimanager Mid Cap Growth Portfolio‡	10,967,626	84,175,878
Multimanager Mid Cap Value Portfolio‡	25,559,758	213,748,751
Multimanager Small Cap Growth Portfolio‡	10,734,451	79,851,255
Multimanager Small Cap Value Portfolio‡	29,906,732	305,884,748

Total Investment Companies (99.9%) (Cost $11,355,689,398)		10,573,134,664

	Principal Amount
SHORT-TERM INVESTMENT:
Time Deposit (0.1%)
JPMorgan Chase Nassau 1.59%, 4/1/08 (Amortized Cost $8,810,387)	$8,810,387	$8,810,387

Total Investments (100.0%) (Cost/Amortized Cost $11,364,499,785)		10,581,945,051
Other Assets Less Liabilities (0.0%)		1,375,211

Net Assets (100%)		$10,583,320,262

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in Investment Companies are all A shares for AXA Premier VIP Trust Portfolios and Class IA shares for EQ Advisors Trust Portfolios.

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

AXA MODERATE-PLUS ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2008 (Unaudited)

Investments in companies which were affiliates for the three months ended March 31, 2008, were as follows:

Securities	Market Value December 31, 2007	Purchases at Cost	Sales at Cost	Market Value March 31, 2008	Dividend Income	Realized Gain/(Loss)
EQ/AllianceBernstein Quality Bond Portfolio	$251,497,643	$13,449,674	$26,019,495	$240,763,621	$—	$(426,021)
EQ/AllianceBernstein Value Portfolio	830,567,206	34,707,331	24,274,627	756,076,879	—	(3,121,611)
EQ/BlackRock Basic Value Equity Portfolio	1,138,526,534	103,280,547	8,857,295	1,136,888,304	—	(483,398)
EQ/BlackRock International Value Portfolio	590,561,118	32,596,457	4,493,780	549,505,243	—	111,864
EQ/Davis New York Venture Portfolio	107,204,829	63,603,410	1,658,737	159,300,705	—	(193,305)
EQ/Franklin Small Cap Value Portfolio	96,260,327	9,815,531	1,793,574	99,881,951	—	(336,625)
EQ/GAMCO Small Company Value Portfolio	129,105,532	44,302,954	3,817,150	161,248,804	—	(484,558)
EQ/JPMorgan Core Bond Portfolio	244,870,339	24,397,362	85,739,727	181,601,965	—	(1,971,474)
EQ/Long Term Bond Portfolio	501,473,616	33,782,804	5,087,194	532,968,956	—	(62,856)
EQ/Marsico Focus Portfolio	875,511,044	70,079,421	7,768,642	819,663,024	—	1,006,984
EQ/PIMCO Real Return Portfolio	268,574,814	43,394,989	2,315,578	324,660,545	—	196,591
EQ/Short Duration Bond Portfolio	819,842,982	43,724,147	22,287,344	851,867,466	—	318,300
EQ/Small Company Index Portfolio	70,630,706	—	79,784,276	—	—	(16,172,236)
EQ/Van Kampen Emerging Markets Equity Portfolio	500,818,775	33,268,684	70,325,945	363,145,493	—	24,681,427
MarketPLUS International Core Portfolio	337,841,820	24,831,834	2,064,283	337,087,330	—	447,886
Multimanager Aggressive Equity Portfolio	577,202,793	43,507,546	5,954,949	538,647,418	—	919,583
Multimanager Core Bond Portfolio	832,367,061	40,885,681	26,698,185	851,283,612	10,156,733	151,374
Multimanager International Equity Portfolio	1,031,554,889	38,769,506	4,685,335	960,772,625	—	1,385,740
Multimanager Large Cap Core Equity Portfolio	429,005,647	25,907,769	3,856,495	404,977,839	—	(96,724)
Multimanager Large Cap Value Portfolio	555,384,606	120,106,329	4,040,478	619,132,252	—	(161,943)
Multimanager Mid Cap Growth Portfolio	93,733,972	6,688,753	1,221,092	84,175,878	—	(174,355)
Multimanager Mid Cap Value Portfolio	225,390,950	9,598,747	837,234	213,748,751	—	(209,191)
Multimanager Small Cap Growth Portfolio	—	81,460,550	33,591	79,851,255	—	342
Multimanager Small Cap Value Portfolio	340,107,411	1,775,055	7,869,994	305,884,748	—	(2,459,782)

	$10,848,034,614	$943,935,081	$401,485,000	$10,573,134,664	$10,156,733	$2,866,012

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – Quoted prices in active markets for identical securities

•	Level 2 – Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

AXA MODERATE-PLUS ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2008 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s net assets as of March 31, 2008:

Description	Quoted Prices in Active Markets for Identical Securities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities	$—	$10,581,945,051	$—	$10,581,945,051
Other Investments*	—	—	—	—

Total	$—	$10,581,945,051	$—	$10,581,945,051

Liabilities:
Investments in Securities	$—	$—	$—	$—
Other Investments*	—	—	—	—

Total	$—	$—	$—	$—

*	Other investments are derivative instruments, such as futures, forwards, written options and swap contracts.

Investment security transactions for the three months ended March 31, 2008 were as follows:

Cost of Purchases:
Investment Companies	$943,935,081
Net Proceeds of Sales and Redemptions:
Investment Companies	$404,351,012

As of March 31, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$60,180,263
Aggregate gross unrealized depreciation	(845,364,234)

Net unrealized depreciation	$(785,183,971)

Federal income tax cost of investments	$11,367,129,022

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

AXA AGGRESSIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
EQ/AllianceBernstein Quality Bond Portfolio‡	3,872,916	$38,688,846
EQ/AllianceBernstein Value Portfolio‡	23,047,688	294,503,474
EQ/BlackRock Basic Value Equity Portfolio‡	25,076,339	359,944,769
EQ/BlackRock International Value Portfolio‡	19,724,754	281,094,960
EQ/Davis New York Venture Portfolio‡	7,734,001	78,331,068
EQ/Franklin Small Cap Value Portfolio‡	6,646,305	62,223,954
EQ/GAMCO Small Company Value Portfolio‡	2,625,159	76,906,412
EQ/JPMorgan Core Bond Portfolio‡	3,351,521	35,346,338
EQ/Marsico Focus Portfolio‡	20,677,758	317,941,460
EQ/PIMCO Real Return Portfolio‡	3,641,030	40,363,087
EQ/Van Kampen Emerging Markets Equity Portfolio‡	8,082,408	129,704,347
MarketPLUS International Core Portfolio‡	10,737,070	127,587,235
Multimanager Aggressive Equity Portfolio‡	7,180,789	201,226,490
Multimanager Core Bond Portfolio‡	7,632,941	79,691,667
Multimanager International Equity Portfolio‡	20,030,726	295,424,788
Multimanager Large Cap Core Equity Portfolio‡	13,861,594	144,463,268
Multimanager Large Cap Value Portfolio‡	21,287,469	228,071,125
Multimanager Mid Cap Growth Portfolio‡	3,830,841	29,401,479
Multimanager Mid Cap Value Portfolio‡	5,175,693	43,282,804
Multimanager Small Cap Growth Portfolio‡	8,522,169	63,394,565
Multimanager Small Cap Value Portfolio‡	5,082,815	51,986,806

Total Investment Companies (99.8%) (Cost $3,334,845,460)		2,979,578,942

	Principal Amount
SHORT-TERM INVESTMENT:
Time Deposit (0.2%)
JPMorgan Chase Nassau 1.59%, 4/1/08 (Amortized Cost $5,586,827)	$5,586,827	$5,586,827

Total Investments (100.0%) (Cost/Amortized Cost $3,340,432,287)		2,985,165,769
Other Assets Less Liabilities (0.0%)		419,428

Net Assets (100%)		$2,985,585,197

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in Investment Companies are all A shares for AXA Premier VIP Trust Portfolios and Class IA shares for EQ Advisors Trust Portfolios.

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

AXA AGGRESSIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2008 (Unaudited)

Investments in companies which were affiliates for the three months ended March 31, 2008, were as follows:

Securities	Market Value December 31, 2007	Purchases at Cost	Sales at Cost	Market Value March 31, 2008	Dividend Income	Realized Gain/(Loss)
EQ/AllianceBernstein Quality Bond Portfolio	$37,440,602	$1,354,329	$307,442	$38,688,846	$—	$(16,035)
EQ/AllianceBernstein Value Portfolio	324,173,884	11,991,308	8,414,368	294,503,474	—	(1,004,105)
EQ/BlackRock Basic Value Equity Portfolio	373,050,328	22,814,652	4,537,492	359,944,769	—	(292,348)
EQ/BlackRock International Value Portfolio	304,216,093	15,726,624	2,849,364	281,094,960	—	275,682
EQ/Davis New York Venture Portfolio	56,209,996	28,624,379	1,420,763	78,331,068	—	(182,644)
EQ/Franklin Small Cap Value Portfolio	61,755,001	4,348,846	1,069,530	62,223,954	—	(213,327)
EQ/GAMCO Small Company Value Portfolio	73,590,462	10,713,365	2,303,619	76,906,412	—	(303,388)
EQ/JPMorgan Core Bond Portfolio	34,410,967	2,257,215	491,778	35,346,338	—	(6,101)
EQ/Marsico Focus Portfolio	357,649,623	24,892,615	15,395,315	317,941,460	—	1,493,637
EQ/PIMCO Real Return Portfolio	36,806,250	1,983,478	355,260	40,363,087	—	33,282
EQ/Van Kampen Emerging Markets Equity Portfolio	141,789,592	12,311,328	1,921,540	129,704,347	—	515,202
MarketPLUS International Core Portfolio	79,983,535	54,970,628	1,307,098	127,587,235	—	230,356
Multimanager Aggressive Equity Portfolio	215,700,402	16,973,764	2,997,589	201,226,490	—	271,317
Multimanager Core Bond Portfolio	75,260,643	4,595,865	573,312	79,691,667	939,446	9,500
Multimanager International Equity Portfolio	360,799,589	19,027,922	38,745,635	295,424,788	—	10,042,647
Multimanager Large Cap Core Equity Portfolio	150,492,947	12,803,751	2,661,052	144,463,268	—	(135,531)
Multimanager Large Cap Value Portfolio	236,104,203	16,907,291	3,243,851	228,071,125	—	(225,435)
Multimanager Mid Cap Growth Portfolio	32,539,706	2,687,465	683,913	29,401,479	—	(158,730)
Multimanager Mid Cap Value Portfolio	44,946,093	3,064,069	768,333	43,282,804	—	(185,521)
Multimanager Small Cap Growth Portfolio	—	65,387,713	501,024	63,394,565	—	(18,820)
Multimanager Small Cap Value Portfolio	129,559,890	774,099	90,259,085	51,986,806	—	(23,082,831)

	$3,126,479,806	$334,210,706	$180,807,363	$2,979,578,942	$939,446	$(12,953,193)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – Quoted prices in active markets for identical securities

•	Level 2 – Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

AXA AGGRESSIVE ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2008 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s net assets as of March 31, 2008:

Description	Quoted Prices in Active Markets for Identical Securities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities	$—	$2,985,165,769	$—	$2,985,165,769
Other Investments*	—	—	—

Total	$—	$2,985,165,769	$—	$2,985,165,769

Liabilities:
Investments in Securities	$—	$—	$—	$—
Other Investments*	—	—	—	—

Total	$—	$—	$—	$—

*	Other investments are derivative instruments, such as futures, forwards, written options and swap contracts.

Investment security transactions for the three months ended March 31, 2008 were as follows:

Cost of Purchases:
Investment Companies	$334,210,706
Net Proceeds of Sales and Redemptions:
Investment Companies	$167,854,172

As of March 31, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$5,425,937
Aggregate gross unrealized depreciation	(361,236,942)

Net unrealized depreciation	$(355,811,005)

Federal income tax cost of investments	$3,340,976,774

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (13.5%)
Automobiles (0.5%)
Toyota Motor Corp. (ADR)^	140,108	$14,135,496

Diversified Consumer Services (0.3%)
Apollo Global Management LLC, Class A*	300,000	3,900,000
INVESTools, Inc.*^	405,100	4,452,049

		8,352,049

Hotels, Restaurants & Leisure (4.6%)
Ctrip.com International Ltd. (ADR).	48,900	2,592,678
Las Vegas Sands Corp.*^	291,077	21,434,910
McDonald’s Corp.	859,353	47,926,117
MGM MIRAGE*^	160,768	9,448,335
Wynn Resorts Ltd.^	349,224	35,145,904

		116,547,944

Household Durables (0.6%)
D.R. Horton, Inc.	335,400	5,282,550
Garmin Ltd.^	196,200	10,596,762

		15,879,312

Internet & Catalog Retail (2.0%)
Amazon.com, Inc.*	676,400	48,227,320
Liberty Media Corp., Interactive, Class A*^	240,000	3,873,600

		52,100,920

Media (4.2%)
Cablevision Systems Corp. - New York Group, Class A*	643,700	13,794,491
CBS Corp., Class B	59,600	1,315,968
Comcast Corp., Class A.	117,900	2,280,186
Comcast Corp., Special Class A*^	1,021,674	19,381,156
Liberty Global, Inc., Class A*^	38,500	1,312,080
Liberty Media Corp., Entertainment Service, Class A*	228,000	5,161,920
Sirius Satellite Radio, Inc.*^	1,441,400	4,122,404
Time Warner, Inc.	1,272,300	17,837,646
Viacom, Inc., Class B*	58,500	2,317,770
Walt Disney Co.	370,400	11,623,152
XM Satellite Radio Holdings, Inc., Class A*^	2,334,100	27,122,242

		106,269,015

Specialty Retail (1.0%)
Lowe’s Cos., Inc.	643,043	14,751,406
Tiffany & Co.^	106,000	4,435,040
Ulta Salon Cosmetics & Fragrance, Inc.*^	430,845	6,049,064

		25,235,510

Textiles, Apparel & Luxury Goods (0.3%)
Polo Ralph Lauren Corp.^	122,370	7,132,947

Total Consumer Discretionary		345,653,193

Consumer Staples (2.2%)
Beverages (0.3%)
Coca-Cola Co.	135,065	8,221,407

Food & Staples Retailing (0.9%)
CVS Caremark Corp.	556,634	22,549,243

Food Products (1.0%)
Cadbury Schweppes plc (ADR)^	269,400	11,912,868
Kraft Foods, Inc., Class A	455,600	14,128,156

		26,041,024

Total Consumer Staples		56,811,674

Energy (9.6%)
Energy Equipment & Services (5.5%)
FMC Technologies, Inc.*	14,007	796,858
Grant Prideco, Inc.*	480,600	23,655,132
Schlumberger Ltd.	253,691	22,071,117
Transocean, Inc	224,700	30,379,440
Weatherford International Ltd.*	880,100	63,780,847

		140,683,394

Oil, Gas & Consumable Fuels (4.1%)
Anadarko Petroleum Corp.	1,267,300	79,877,919
Denbury Resources, Inc.*	139,955	3,995,715
Petroleo Brasileiro S.A. (ADR)^	213,595	21,810,186

		105,683,820

Total Energy		246,367,214

Financials (12.1%)
Capital Markets (3.9%)
Goldman Sachs Group, Inc	157,624	26,069,433
Lehman Brothers Holdings, Inc.^	829,400	31,218,616
Merrill Lynch & Co., Inc.^	592,500	24,138,450
Riskmetrics Group, Inc.*	295,000	5,708,250
TD Ameritrade Holding Corp.*	702,472	11,597,813

		98,732,562

Commercial Banks (1.7%)
Industrial & Commercial Bank of China Ltd., Class H	40,922,000	28,498,936
Wells Fargo & Co.	517,021	15,045,311

		43,544,247

Diversified Financial Services (3.9%)
CIT Group, Inc.	60,000	711,000
Citigroup, Inc.	718,500	15,390,270
CME Group, Inc.	36,005	16,889,945
Interactive Brokers Group, Inc.*^	209,670	5,382,229
JPMorgan Chase & Co.	420,799	18,073,317
Liberty Media Corp., Capital Series, Class A*	57,000	897,180
MarketAxess Holdings, Inc.*^	567,220	5,638,167
NASDAQ OMX Group, Inc.*^	957,772	37,027,466

		100,009,574

Insurance (1.1%)
American International Group, Inc.	665,000	28,761,250

Real Estate Investment Trusts (REITs) (0.6%)
ProLogis (REIT)^	243,634	14,340,297

Thrifts & Mortgage Finance (0.9%)
Freddie Mac^	907,500	22,977,900

Total Financials		308,365,830

Health Care (15.9%)
Biotechnology (8.6%)
Alnylam Pharmaceuticals, Inc.*^	378,145	9,226,738
Amgen, Inc.*	506,800	21,174,104
Applera Corp.- Celera Group*	661,991	9,731,268
Biogen Idec, Inc.*	671,200	41,406,328
Cepheid, Inc.*^	795,208	19,395,123
Combinatorx, Inc.*^	719,215	2,474,100
Genentech, Inc.*	383,297	31,116,050
Genomic Health, Inc.*^	385,700	7,285,873

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2008 (Unaudited)

	Number of Shares	Value (Note 1)

Genzyme Corp.*	530,000	$39,506,200
ImClone Systems, Inc.*^	252,100	10,694,082
Memory Pharmaceuticals Corp.*^	1,267,600	633,800
Millennium Pharmaceuticals, Inc.*^	351,300	5,431,098
Myriad Genetics, Inc.*^	187,200	7,542,288
Sangamo BioSciences, Inc.*^	634,600	6,447,536
Senomyx, Inc.*^	753,250	4,444,175
Vertex Pharmaceuticals, Inc.*^	119,000	2,842,910

		219,351,673

Health Care Equipment & Supplies (1.6%)
Covidien Ltd.	266,950	11,812,538
Given Imaging Ltd.*^	891,948	15,056,082
Hologic, Inc.*^	140,085	7,788,726
Insulet Corp.*^	431,500	6,213,600

		40,870,946

Health Care Providers & Services (2.3%)
UnitedHealth Group, Inc.	1,752,166	60,204,424

Life Sciences Tools & Services (0.8%)
Compugen Ltd.*^	1,328,450	2,776,460
Illumina, Inc.*^	89,880	6,821,892
Qiagen N.V.*^	294,690	6,129,552
WuXi PharmaTech Cayman, Inc. (ADR)*^	215,500	4,818,580

		20,546,484

Pharmaceuticals (2.6%)
Alexza Pharmaceticals, Inc.*^	1,175,940	8,090,467
BioMimetic Therapeutics, Inc.*^	105,465	843,720
Forest Laboratories, Inc.*	660,600	26,430,606
Johnson & Johnson	139,700	9,062,339
King Pharmaceuticals, Inc.*	316,500	2,753,550
Merck & Co., Inc.	359,792	13,654,106
Teva Pharmaceutical Industries Ltd. (ADR)	40,100	1,852,219
Valeant Pharmaceuticals International*^	250,600	3,215,198

		65,902,205

Total Health Care		406,875,732

Industrials (13.6%)
Aerospace & Defense (2.5%)
General Dynamics Corp.	167,791	13,988,736
Honeywell International, Inc.	28,619	1,614,684
L-3 Communications Holdings, Inc.	212,600	23,245,684
Lockheed Martin Corp.	231,594	22,997,284
Precision Castparts Corp.	15,019	1,533,139

		63,379,527

Air Freight & Logistics (0.7%)
FedEx Corp.	196,600	18,218,922

Airlines (0.8%)
Continental Airlines, Inc., Class B*	801,310	15,409,191
Delta Air Lines, Inc.*	420,590	3,617,074

		19,026,265

Construction & Engineering (3.2%)
Foster Wheeler Ltd.*	204,000	11,550,480
Quanta Services, Inc.*^	1,435,565	33,262,041
Shaw Group, Inc.*^	644,289	30,371,784
URS Corp.*	232,500	7,600,425

		82,784,730

Electrical Equipment (2.6%)
ABB Ltd. (ADR)	251,000	6,756,920
Baldor Electric Co.^	305,800	8,562,400
EnerSys*^	275,825	6,597,734
General Cable Corp.*^	330,100	19,499,007
Thomas & Betts Corp.*^	419,800	15,268,126
Vestas Wind Systems A/S*	80,400	8,783,165

		65,467,352

Industrial Conglomerates (1.6%)
General Electric Co.	803,500	29,737,535
Tyco International Ltd.	266,950	11,759,148

		41,496,683

Machinery (1.1%)
Caterpillar, Inc.	215,700	16,887,153
Deere & Co.	54,509	4,384,704
Pall Corp.	176,700	6,196,869

		27,468,726

Road & Rail (1.1%)
Norfolk Southern Corp.	140,244	7,618,054
Union Pacific Corp.	171,880	21,550,314

		29,168,368

Total Industrials		347,010,573

Information Technology (25.7%)
Communications Equipment (6.8%)
Arris Group, Inc.*	86,393	502,807
Ciena Corp.*^	323,120	9,961,790
Cisco Systems, Inc.*	1,149,100	27,681,819
JDS Uniphase Corp.*^	1,542,102	20,648,746
Juniper Networks, Inc.*	779,648	19,491,200
Motorola, Inc.	597,600	5,557,680
Nokia Oyj (ADR)	1,560,200	49,661,166
QUALCOMM, Inc.	962,300	39,454,300

		172,959,508

Computers & Peripherals (1.7%)
NetApp, Inc.*	775,130	15,541,357
SanDisk Corp.*	904,925	20,424,157
Seagate Technology^	268,700	5,626,578

		41,592,092

Electronic Equipment & Instruments (1.5%)
5N Plus, Inc.*	955,356	9,958,896
Dolby Laboratories, Inc., Class A*	62,400	2,262,624
Itron, Inc.*^	114,730	10,352,088
Trimble Navigation Ltd.*^	222,500	6,361,275
Tyco Electronics Ltd.	266,950	9,161,724

		38,096,607

Internet Software & Services (5.2%)
eBay, Inc.*	1,257,300	37,517,832
Equinix, Inc.*	44,800	2,978,752
Google, Inc., Class A*	76,862	33,855,405
Move, Inc.*	2,679,140	8,251,752
Yahoo!, Inc.*	1,745,100	50,485,743

		133,089,484

IT Services (2.0%)
Mastercard, Inc., Class A^	57,025	12,716,005
VeriFone Holdings, Inc.*^	314,800	4,995,876
Visa, Inc., Class A*	542,471	33,828,491

		51,540,372

Semiconductors & Semiconductor Equipment (4.2%)
Advanced Micro Devices, Inc.*	2,504,261	14,750,097
Broadcom Corp., Class A*	323,700	6,237,699
Cirrus Logic, Inc.*^	201,100	1,351,392
DSP Group, Inc.*^	78,700	1,002,638
Intel Corp.	191,300	4,051,734
International Rectifier Corp.*	330,880	7,113,920
Lam Research Corp.*	513,780	19,636,672
Micron Technology, Inc.*^	1,017,900	6,076,863
Netlogic Microsystems, Inc.*^	472,807	11,413,561

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2008 (Unaudited)

	Number of Shares	Value (Note 1)

NVIDIA Corp.*	98,200	$1,943,378
RF Micro Devices, Inc.*^	226,700	603,022
Silicon Laboratories, Inc.*	279,323	8,809,847
Teradyne, Inc.*	188,200	2,337,444
Texas Instruments, Inc.	790,800	22,355,916

		107,684,183

Software (4.3%)
Activision, Inc.*	204,175	5,576,019
Autodesk, Inc.*	143,100	4,504,788
Electronic Arts, Inc.*	493,900	24,655,488
Nuance Communications, Inc.*^	459,625	8,002,071
Red Hat, Inc.*	1,802,650	33,150,733
Salesforce.com, Inc.*	218,965	12,671,505
Shanda Interactive Entertainment Ltd. (ADR)*	310,146	9,025,249
VMware, Inc., Class A*^	300,700	12,875,974

		110,461,827

Total Information Technology		655,424,073

Materials (1.5%)
Chemicals (1.5%)
Air Products & Chemicals, Inc.	135,112	12,430,304
Monsanto Co.	220,506	24,586,419

Total Materials		37,016,723

Telecommunication Services (0.7%)
Diversified Telecommunication Services (0.7%)
AT&T, Inc.	465,733	17,837,574

Total Telecommunication Services		17,837,574

Utilities (0.8%)
Electric Utilities (0.2%)
ITC Holdings Corp.^	95,640	4,979,018

Independent Power Producers & Energy Traders (0.2%)
Dynegy, Inc., Class A*	592,700	4,676,403

Multi-Utilities (0.4%)
Veolia Environnement	160,800	11,210,590

Total Utilities		20,866,011

Total Common Stocks (95.6%) (Cost $2,535,839,564)		2,442,228,597

	Number of Warrants
WARRANT:
Health Care (0.0%)
Biotechnology (0.0%)
Curis, Inc., expiring 10/14/09(b)* † (Cost $—)	48,100	—

	Principal Amount
SHORT-TERM INVESTMENTS:
Government Security (3.6%)
Federal Home Loan Bank 1.50%, 4/1/08 (p)(o)	$91,901,000	91,897,171

Short-Term Investments of Cash Collateral for Securities Loaned (16.7%)
Atlantis One Funding Corp.
3.06%, 4/2/08	2,456,412	2,456,412
Banco de Sabadell S.A.
3.89%, 4/23/09 (l)	5,468,423	5,468,423
Bank of Ireland
2.60%, 12/19/08 (l)	9,113,095	9,113,095
Bank of Scotland plc/London
3.30%, 4/1/08	16,405,269	16,405,269
BBVA Senior Finance S.A.
2.95%, 3/12/10 (l)	4,010,177	4,010,177
Belmont Funding LLC
4.00%, 4/1/08	13,669,539	13,669,539
CIT Group Holdings, Inc.
3.97%, 5/19/08 (l)	8,749,477	8,749,477
Citigroup Funding, Inc.
2.36%, 3/16/09 (l)	5,468,423	5,468,423
Citigroup Global Markets, Inc.
3.30%, 4/7/08 (l)	4,268,651	4,268,651
Comerica Bank
2.84%, 3/16/09 (l)	1,822,698	1,822,698
Commonwealth Bank of Australia/London
3.00%, 4/1/08	16,405,269	16,405,269
DekaBank Deutsche Girozentrale
3.93%, 4/30/09 (l)	4,739,300	4,739,300
Den Danske Bank/Copenhagen
3.40%, 4/1/08	5,832,985	5,832,985
Deutsche Bank AG/London
2.49%, 5/1/08 (l)	9,114,038	9,114,038
DZ Bank International Singapore Ltd.
3.50%, 4/1/08	13,898,909	13,898,909
Fifth Third Bancorp
2.61%, 8/22/08 (l)	546,842	546,842
First Tennessee Bank
2.85%, 8/15/08 (l)	16,404,982	16,404,982
G.X. Clarke & Co., Repurchase Agreement
2.80%, 4/1/08 (r)	53,955,107	53,955,107
General Electric Capital Corp.
2.40%, 3/12/10 (l)	729,123	729,123
Goldman Sachs Group, Inc.
3.12%, 8/18/08 (l)	3,645,615	3,645,615
2.41%, 3/27/09 (l)	5,103,861	5,103,861
Goldman Sachs Group, Inc., Repurchase Agreement
2.75%, 4/1/08 (r)	79,378,274	79,378,274
Hartford Life, Inc.
3.25%, 2/2/09 (l)	1,458,246	1,458,246
HSBC Holdings plc/London
2.75%, 4/1/08	16,405,269	16,405,269
K2 (USA) LLC
2.37%, 5/29/09 (l)	7,288,728	7,288,728
2.37%, 6/18/09 (l)	9,110,625	9,110,625
Kommunalkredit Austria AG
3.07%, 7/8/08 (l)	10,936,761	10,936,761
Landesbank Baden-Wuerttemberg/New York
3.32%, 7/9/08 (l)	9,114,038	9,114,038
Landesbank Hessen-Thueringen/Frankfurt
3.00%, 4/1/08	16,405,269	16,405,269
Lehman Brothers Holdings, Inc.
3.17%, 8/21/09 (l)	4,556,974	4,556,974
Links Finance LLC
2.37%, 6/25/09 (l)	2,733,357	2,733,357
MBIA Global Funding LLC
2.37%, 3/30/09 (l)	4,557,019	4,557,019
Monumental Global Funding II
2.36%, 4/25/08 (l)	4,374,738	4,374,738
2.43%, 5/26/10 (l)	8,567,196	8,567,196
Morgan Stanley
3.59%, 2/9/09 (l)	14,164,769	14,164,769
3.15%, 5/7/09 (l)	9,114,038	9,114,038

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2008 (Unaudited)

	Principal Amount	Value (Note 1)
Pricoa Global Funding I
2.40%, 6/25/10 (l)	$5,467,192	$5,467,192
San Paolo IMI/Ireland
4.62%, 4/8/08	898,649	898,649
Santander U.S. Debt S.A.U.
2.45%, 9/19/08 (l)	9,123,299	9,123,299
Ulster Bank Ireland Ltd.
2.72%, 4/18/08 (l)	9,114,038	9,114,038
Wachovia Bank N.A.
2.37%, 10/2/08 (l)	1,822,808	1,822,808

Total Short-Term Investments of Cash Collateral for Securities Loaned		426,399,482

Time Deposit (0.7%)
JPMorgan Chase Nassau
1.59%, 4/1/08	18,460,769	18,460,769

Total Short-Term Investments (21.0%) (Cost/Amortized Cost $536,761,252)		536,757,422

Total Investments (116.6%) (Cost/Amortized Cost $3,072,600,816)		2,978,986,019
Other Assets Less Liabilities (-16.6%)		(424,135,346)

Net Assets (100%)		$2,554,850,673

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

†	Securities (totaling $0 or 0.0% of net assets) at fair value.

(b)	Illiquid Security.

(l)	Floating Rate Security. Rate disclosed is as of March 31, 2008.

(o)	Discount Note Security. Effective rate calculated as of March 31, 2008.

(p)	Yield to maturity.

(r)	The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.

Glossary:

ADR — American Depositary Receipt

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER AGGRESSIVE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2008 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – Quoted prices in active markets for identical securities

•	Level 2 – Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Portfolio’s net assets as of March 31, 2008:

Description	Quoted Prices in Active Markets for Identical Securities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Assets:
Investments in Securities	$2,389,835,907	$589,150,112	$—	$2,978,986,019
Other Investments*	—	—	—	—

Total	$2,389,835,907	$589,150,112	$—	$2,978,986,019

Liabilities:
Investments in Securities	$—	$—	$—	$—
Other Investments*	—	—	—	—

Total	$—	$—	$—	$—

*	Other investments are derivative instruments, such as futures, forwards, written options and swap contracts.

Investment security transactions for the three months ended March 31, 2008 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$612,220,599
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$559,834,001

As of March 31, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$233,786,605
Aggregate gross unrealized depreciation	(369,719,958)

Net unrealized depreciation	$(135,933,353)

Federal income tax cost of investments	$3,114,919,372

At March 31, 2008, the Portfolio had loaned securities with a total value of $414,959,113. This was secured by collateral of $426,399,482 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

The Portfolio has a net capital loss carryforward of $264,810,117 of which $197,606,776 expires in the year 2010, and $67,203,341 expires in the year 2011.

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2008 (Unaudited)

	Principal Amount	Value (Note 1)
LONG TERM DEBT SECURITIES:
Asset-Backed and Mortgage-Backed Securities (19.6%)
Asset-Backed Securities (3.3%)
ACE Securities Corp., Series 2006-HE1 A2A
2.679%, 2/25/36(l)(b)	$192,324	$191,747
Series 2006-HE3 A2A
2.649%, 6/25/36(l)(b)	1,797,952	1,774,286
Aegis Asset Backed Securities Trust, Series 2006-1 A1
2.679%, 1/25/37(l)(b)	5,050,137	4,820,783
Ameriquest Mortgage Securities, Inc., Series 2004-R11 A1
2.901%, 11/25/34(l)(b)†	3,166,159	2,469,604
Amortizing Residential Collateral Trust, Series 2002-BC3M A
2.869%, 6/25/32(l)(b)	34,066	31,170
Series 2002-BC4 A
2.889%, 7/25/32(l)(b)	8,882	7,860
Asset Backed Funding Certificates, Series 2006-OPT3 A3A
2.659%, 11/25/36(l)(b)†	5,518,641	5,163,130
Bear Stearns Asset Backed Securities Trust, Series 2002-2 A1
2.929%, 10/25/32(l)(b)	23,037	19,891
Series 2003-2 A2
3.049%, 3/25/43(l)(b)	92,417	89,825
Series 2006-HE1 A1A
2.689%, 12/25/35(l)(b)	94,787	94,688
Carrington Mortgage Loan Trust, Series 2006-RFC1 A1
2.639%, 5/25/36(l)(b)	815,169	808,256
Cendant Mortgage Corp., Series 2003-A A1
5.989%, 7/25/43(l)(b)§	90,180	84,249
Chase Issuance Trust, Series 2007-A17 A
5.120%, 10/15/14	9,100,000	9,408,221
Chase Manhattan Auto Owner Trust, Series 2005-A A3
3.870%, 6/15/09	1,592,630	1,595,498
Citibank Credit Card Issuance Trust, Series 2003-A6 A6
2.900%, 5/17/10	2,475,000	2,475,127
Countrywide Asset-Backed Certificates, Series 2006-19 2A1
2.659%, 3/25/37(l)(b)	4,781,025	4,673,157
CS First Boston Mortgage Securities Corp., Series 2001-HE17 A1
3.219%, 1/25/32(l)(b)	29,579	26,629
Daimler Chrysler Auto Trust, Series 2006-B A3
5.330%, 8/8/10	5,081,138	5,131,886
Series 2006-C A3
5.020%, 7/8/10	11,650,000	11,743,184
Series 2006-D A4
4.940%, 2/8/12	9,900,000	10,121,197
Fieldstone Mortgage Investment Corp., Series 2006-1 A1
2.679%, 5/25/36(l)(b)	1,269,916	1,254,135
First Franklin Mortgage Loan Asset Backed Certificates, Series 2006-FF4 A1
2.669%, 3/25/36(l)(b)	443,413	441,207
Ford Credit Auto Owner Trust, Series 2005-C A3
4.300%, 8/15/09	1,402,145	1,405,362
Series 2006-B A3
5.260%, 10/15/10	12,250,000	12,383,862
GSAA Home Equity Trust, Series 2006-5 2A1
2.669%, 3/25/36(l)(b)†	3,257,832	2,769,157
GSAMP Trust, Series 2002-NC1 A2
3.239%, 7/25/32(l)	4,114	3,883
Home Equity Asset Trust, Series 2002-1 A4
3.199%, 11/25/32(l)(b)	4,106	3,491
Honda Auto Receivables Owner Trust, Series 2005-6 A3
4.850%, 10/19/09	3,306,439	3,323,177
MBNA Credit Card Master Note Trust, Series 2003-A6 A6
2.750%, 10/15/10	2,250,000	2,249,792
Series 2003-A7 A7
2.650%, 11/15/10	6,150,000	6,145,558
Mid-State Trust, Series 4 A
8.330%, 4/1/30	267,204	280,593
Nationstar Home Equity Loan Trust, Series 2006-B AV1
2.669%, 9/25/36(l)(b)	1,863,775	1,824,586
Nissan Auto Receivables Owner Trust, Series 2006-B A3
5.160%, 2/15/10	6,155,494	6,202,670
Renaissance Home Equity Loan Trust, Series 2003-2 A
3.039%, 8/25/33(l)(b)	38,841	36,328
Series 2003-3 A
3.099%, 12/25/33(l)(b)	261,799	242,902
Residential Asset Mortgage Products, Inc., Series 2005-RZ4 A1
2.719%, 11/25/35(l)(b)	449,135	448,020
Salomon Brothers Mortgage Securities VII, Inc., Series 2002-CIT1 A
2.899%, 3/25/32(l)(b)	56,404	54,715
Saxon Asset Securities Trust, Series 2002-1 AV2
3.139%, 1/25/32(l)(b)	7,336	7,311
Structured Asset Securities Corp., Series 2002-HF1 A
2.889%, 1/25/33(l)(b)	99,101	89,461
Series 2003-2
4.426%, 1/21/09(l)§	1,079,389	1,063,199
Series 2003-AL2 A
3.357%, 1/25/31	750,482	638,049
Wells Fargo Home Equity Trust, Series 2005-2 AII2
2.839%, 10/25/35(l)(b)§	442,331	429,339

		102,027,185

Non-Agency CMO (16.3%)
American Home Mortgage Assets, Series 2006-6 A1A
2.789%, 12/25/46(l)	1,454,725	1,089,184
Banc of America Alternative Loan Trust, Series 2004-5 4A1
5.000%, 6/25/19	1,406,921	1,366,627

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2008 (Unaudited)

	Principal Amount	Value (Note 1)
Series 2004-6 4A1
5.000%, 7/25/19	$1,357,077	$1,288,497
Banc of America Commercial Mortgage, Inc., Series 2000-1 A2A
7.333%, 11/15/31(l)	6,310,000	6,451,143
Series 2001-1 A2
6.503%, 4/15/36	4,183,870	4,283,341
Series 2002-PB2 A2
5.676%, 6/11/35	2,941,914	2,941,138
Series 2002-PB2 A4
6.186%, 6/11/35	5,320,000	5,417,878
Banc of America Funding Corp., Series 2006-A 1A1
4.622%, 2/20/36(l)	1,978,772	1,893,964
Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-10 A2
4.750%, 10/25/35(l)	2,700,000	2,502,239
Series 2007-4 22A1
6.004%, 6/25/47(l)	2,456,569	2,229,309
Bear Stearns Alt-A Trust, Series 2006-6 31A1
5.808%, 11/25/36(l)	4,564,737	3,566,650
Series 2006-6 32A1
5.792%, 11/25/36(l)	4,896,654	3,313,163
Bear Stearns Commercial Mortgage Securities, Inc., Series 2000-WF2 A2
7.320%, 10/15/32(l)	2,890,000	2,999,601
Series 2003-T12 A4
4.680%, 8/13/39(l)	6,825,000	6,611,509
Bear Stearns Structured Products, Inc., Series 2007-R7 A1
2.806%, 1/26/37(l)(b)	3,901,619	3,707,201
Chase Commercial Mortgage Securities Corp., Series 1999-2 A2
7.198%, 1/15/32	500,058	513,336
Series 2000-3 A2
7.319%, 10/15/32	2,248,017	2,327,629
Citigroup Commercial Mortgage Trust, Inc., Series 2005-EMG A2
4.221%, 9/20/51§	5,700,000	5,623,269
Series 2007-C6 AM
5.700%, 12/10/49(l)	3,575,000	3,262,911
Citigroup Mortgage Loan Trust, Inc., Series 2005-4 A
5.344%, 8/25/35(l)	25,327,426	22,688,017
Series 2006-AR1 1A1
4.900%, 10/25/35(l)	8,224,285	7,845,474
Citigroup/Deutsche Bank Commercial Mortgage Trust, Series 2007-CD5 A4
5.886%, 11/15/44(l)	3,525,000	3,514,198
Citimortgage Alternative Loan Trust, Series 2007-A8 A1
6.000%, 10/25/37	9,312,055	8,328,469
Commercial Mortgage Pass Through Certificates, Series 2000-C1 A2
7.416%, 8/15/33(l)	5,356,418	5,524,731
Series 2007-C9 A4
5.816%, 12/10/49(l)	9,890,000	9,884,820
Countrywide Alternative Loan Trust, Series 2003-J3 2A1
6.250%, 12/25/33	243,030	213,624
Series 2006-OA10 1A1
5.196%, 8/25/46(l)	1,531,799	1,180,202
Series 2006-OA21 A1
2.726%, 3/20/47(l)	4,146,211	3,146,161
Series 2006-OC8 2A1A
2.689%, 11/25/36(l)	5,816,582	5,439,414
Countrywide Home Loan Mortgage Pass Through Trust, Series 2003-R4 1A3
6.000%, 11/25/26§	228,008	227,993
Series 2003-R4 2A
6.500%, 1/25/34(l)§	273,768	275,308
Series 2006-OA5 2A1
2.799%, 4/25/46(1)	1,761,450	1,320,991
Series 2007-16 A1
6.500%, 10/25/37	5,548,686	5,468,924
Credit Suisse Mortgage Capital Certificates, Series 2006-3 1A1A
2.689%, 4/25/36(l)	1,447,739	1,436,744
Series 2006-8 3A1
6.000%, 10/25/21	2,601,715	2,339,918
Series 2006-C5 A3
5.311%, 12/15/39	10,020,000	9,732,812
CS First Boston Mortgage Securities Corp., Series 1998-C1 A1B
6.480%, 5/17/40	882,347	882,320
Series 1998-C2 A2
6.300%, 11/15/30	660,797	663,251
Series 2002-CKS4 A2
5.183%, 11/15/36	5,105,000	5,098,548
Series 2002-CP3 A3	7,210,000	7,186,067
5.603%, 7/15/35
Series 2002-CP5 A2
4.940%, 12/15/35	6,905,000	6,674,123
Series 2002-P1A A
5.215%, 3/25/32(l)§	21,356	19,268
Series 2003-C3 A5
3.936%, 5/15/38	7,430,000	6,819,090
Series 2005-C2 A4
4.832%, 4/15/37	4,760,000	4,645,900
CW Capital Cobalt Ltd., Series 2007-C3 A4
5.820%, 5/15/46(l)	5,185,000	5,178,444
Deutsche ALT-A Securities Inc., Alternate Loan Trust,
Series 2006-OA1 A1
2.799%, 2/25/47(l)	1,887,580	1,436,689
DLJ Commercial Mortgage Corp., Series 1999-CG1 A1B	252,444	254,122
6.460%, 3/10/32
Series 1999-CG2 A1B
7.300%, 6/10/32(l)^	3,544,254	3,610,814
Series 2000-CKP1 A1B
7.180%, 11/10/33	5,897,582	6,110,803
First Horizon Alternative Mortgage Securities Trust, Series 2006-FA2 1A5
6.000%, 5/25/36	7,786,541	7,706,202
First Republic Mortgage Loan Trust, Series 2001-FRB1 A
3.168%, 11/15/31(l)	565,530	522,965
First Union National Bank Commercial Mortgage Trust, Series 2001-C4 A2
6.223%, 12/12/33	6,520,000	6,643,797
GE Capital Commercial Mortgage Corp., Series 2002-3A A1
4.229%, 12/10/37	1,496,011	1,473,915

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2008 (Unaudited)

	Principal Amount	Value (Note 1)
GMAC Commercial Mortgage Securities, Inc., Series 1999-C2 A2
6.945%, 9/15/33	$305,102	$309,359
Series 1999-C3 A2
7.179%, 8/15/36(l)	2,563,149	2,616,614
Series 2000-C1 A2
7.724%, 3/15/33(l)	3,754,549	3,882,994
Series 2000-C2 A2
7.455%, 8/16/33(l)	3,039,008	3,153,481
Series 2000-C3 A2
6.957%, 9/15/35	5,125,000	5,301,541
Series 2002-C3 A2
4.930%, 7/10/39	6,925,000	6,842,845
Greenwich Capital Commercial Funding Corp., Series 2004-GG1 A4
4.755%, 6/10/36	1,205,000	1,196,215
Series 2007-GG9 A4
5.444%, 3/10/39	8,775,000	8,537,613
GS Mortgage Securities Corp. II, Series 1998-C1 A3
6.135%, 10/18/30	3,266,732	3,262,326
Series 2006-GG8 A4
5.560%, 11/10/39	5,360,000	5,308,478
GSR Mortgage Loan Trust, Series 2004-9 4A1
4.060%, 8/25/34(l)	5,711,077	5,564,682
Series 2005-AR4 6A1
5.250%, 7/25/35(l)	23,199,020	20,787,025
Series 2005-AR6 2A1
4.539%, 9/25/35(l)	2,213,210	2,083,113
Series 2005-AR7 6A1
5.250%, 11/25/35(l)	4,639,984	4,141,208
Series 2006-OA1 2A1
2.789%, 8/25/46(l)	3,417,550	2,599,977
Harborview Mortgage Loan Trust, Series 2006-9 2A1A
2.769%, 11/19/36(l)	3,081,484	2,345,405
Heller Financial Commercial Mortgage Asset Corp., Series 1999-PH1 A2
6.847%, 5/15/31(l)	391,530	393,873
Homebanc Mortgage Trust, Series 2005-4 A1
2.869%, 10/25/35(l)	3,198,479	2,247,508
Impac CMB Trust,
Series 2003-8 2A1
3.499%, 10/25/33(l)(b)	268,050	251,470
JPMorgan Chase Commercial Mortgage Securities Corp., Series 2001-C1 A3
5.857%, 10/12/35	5,340,000	5,429,407
Series 2001-CIB2 A3
6.429%, 4/15/35	1,295,000	1,326,050
Series 2001-CIBC A3
6.260%, 3/15/33	5,059,543	5,153,127
Series 2006-LDP9 A3
5.336%, 5/15/47	3,770,000	3,657,308
Series 2007-LD11 A2
5.804%, 6/15/49(l)	3,450,000	3,426,692
Series 2007-LD12 A2
5.827%, 2/15/51	2,810,000	2,779,932
JPMorgan Mortgage Trust, Series 2006-S2 2A2
5.875%, 7/25/36	1,207,353	1,179,543
Series 2007-S1 1A2
5.500%, 3/25/22	1,131,665	1,081,400
LB Commercial Conduit Mortgage Trust, Series 1998-C4 A1B
6.210%, 10/15/35	1,207,669	1,208,418
LB-UBS Commercial Mortgage Trust, Series 2002-C2 A4
5.594%, 6/15/31	6,949,000	7,062,004
Series 2003-C7 A2
4.064%, 9/15/27(l)	1,264,421	1,247,065
Series 2004-C7 A1A
4.475%, 10/15/29	8,919,594	8,558,786
Series 2006-C6 A4
5.372%, 9/15/39	3,295,000	3,224,722
Series 2007-C1 A4
5.420%, 2/15/40	4,000,000	3,884,904
Series 2007-C7 A3
5.866%, 9/15/45(l)	7,970,000	7,939,420
MASTR Alternative Loans Trust, Series 2004-4 1A1
5.500%, 5/25/34	3,125,773	2,895,891
Merrill Lynch Mortgage Investors, Inc., Series 2003-A1 3A
4.910%, 12/25/32(l)	514,222	490,473
Series 2005-A10 A
2.809%, 2/25/36(l)	2,326,358	1,865,911
Morgan Stanley Capital I, Series 1999-LIFE A2
7.110%, 4/15/33(l)	6,189,756	6,305,764
Series 2006-IQ12 A4
5.332%, 12/15/43	3,455,000	3,360,729
Series 2007-HQ12 A2
5.633%, 4/12/49(l)	1,250,000	1,232,660
Series 2007-IQ13 A4
5.364%, 3/15/44	11,715,000	11,308,889
Series 2007-IQ15 A4
5.882%, 6/11/49(l)	11,450,000	11,505,323
Series 2007-IQ15 AM
5.882%, 6/11/49(l)	5,075,000	4,688,775
Series 2007-IQ16 A4
5.809%, 12/12/49	4,840,000	4,798,404
Series 2007-T27 A4
5.650%, 6/13/42(l)	3,910,000	3,870,298
Morgan Stanley Dean Witter Capital I, Series 2002-IQ2 A4
5.740%, 12/15/35	6,865,000	6,884,502
Nationslink Funding Corp., Series 1998-2 A2
6.476%, 8/20/30	2,929,250	2,923,267
Residential Accredit Loans, Inc., Series 2003-QR19 CB1
5.750%, 10/25/33	330,173	329,288
Series 2006-QS2 1A9
5.500%, 2/25/36	6,790,000	6,657,227
Series 2007-QO2 A1
2.749%, 2/25/47(l)	2,517,741	1,759,758
Salomon Brothers Mortgage Securities VII, Inc., Series 2001-C2 A3
6.499%, 10/13/11	8,650,000	8,865,958
Sequoia Mortgage Trust, Series 2003-4 2A1
2.886%, 7/20/33(l)	222,082	211,774
Series 2010 2A1
2.916%, 10/20/27(l)	111,880	98,278
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-19XS 1A1
2.919%, 10/25/35(l)	2,247,664	1,776,731

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2008 (Unaudited)

	Principal Amount	Value (Note 1)
Structured Asset Mortgage Investments, Inc., Series 2002-AR3 A1
2.889%, 9/19/32(l)	$63,144	$57,514
Series 2005-AR5 A1
2.809%, 7/19/35(l)	499,618	382,501
Series 2005-AR5 A2
2.809%, 7/19/35(l)	2,427,348	2,187,830
Series 2006-AR3 12A1
2.819%, 5/25/36(l)	2,067,715	1,564,456
TIAA Real Estate CDO Ltd., Series 2001-C1A A4
6.680%, 6/19/31(l)§	9,155,000	9,289,042
Wachovia Bank Commercial Mortgage Trust, Series 2005-C17 APB
5.037%, 3/15/42	5,110,000	4,930,967
Series 2005-C20 A6A
5.110%, 7/15/42(l)	7,640,000	7,437,842
Series 2005-C22 A4
5.266%, 12/15/44(l)	4,400,000	4,395,976
Series 2007-C33 A4
5.903%, 2/15/51(l)^	3,900,000	3,930,007
WaMu Mortgage Pass-Through Certificates, Series 2002-AR6 A
5.726%, 6/25/42(l)	109,105	99,074
Series 2002-AR9 1A
5.726%, 8/25/42(l)	139,821	128,507
Series 2003-R1 A1
3.139%, 12/25/27(l)	1,284,515	1,137,704
Series 2005-AR7 A4
4.917%, 8/25/35(l)	3,546,403	3,485,579
Series 2007-HY3 4A1
5.349%, 3/25/37(l)	8,766,435	8,274,417
Series 2007-OA4 1A
5.096%, 5/25/47(l)	2,097,236	1,398,388
Series 2007-OA5 1A
5.076%, 6/25/47(l)	3,551,883	2,359,877
Wells Fargo Mortgage Backed Securities Trust, Series 2004-K 1A2
4.473%, 7/25/34(l)	5,339,687	5,039,746
Series 2006-AR12 2A1
6.100%, 9/25/36(l)	3,276,734	3,084,267

		493,880,806

Total Asset-Backed and Mortgage- Backed Securities		595,907,991

Corporate Bonds (23.7%)
Consumer Discretionary (0.7%)
Automobiles (0.0%)
Daimler Finance N.A. LLC
4.050%, 6/4/08	$200,000	200,074

Broadcasting & Cable TV (0.0%)
Cablevision Systems Corp., Term Loan
4.812%, 2/24/13	1,000,000	933,269

Media (0.7%)
Comcast Cable Communications Holdings, Inc.
8.375%, 3/15/13	1,020,000	1,133,048
Comcast Cable Holdings LLC
7.875%, 8/1/13	130,000	142,526
Comcast Corp.
6.500%, 1/15/15	969,000	992,313
6.500%, 1/15/17	2,550,000	2,604,366
7.050%, 3/15/33	15,000	15,296
6.500%, 11/15/35	1,235,000	1,168,043
6.950%, 8/15/37	2,900,000	2,905,814
COX Communications, Inc.
7.125%, 10/1/12	115,000	121,790
Historic TW, Inc.
6.625%, 5/15/29	200,000	187,532
News America Holdings, Inc.
7.750%, 1/20/24	145,000	159,815
8.500%, 2/23/25	775,000	898,745
8.450%, 8/1/34	245,000	293,156
News America, Inc.
7.125%, 4/8/28	275,000	286,052
R.H. Donnelley Corp. Series A-3
8.875%, 1/15/16^	7,000,000	4,427,500
TCI Communications, Inc.
7.875%, 2/15/26	820,000	864,008
7.125%, 2/15/28	360,000	362,436
Time Warner Cable, Inc.
6.550%, 5/1/37	2,350,000	2,218,355
Time Warner Cos., Inc.
7.570%, 2/1/24	10,000	10,265
Time Warner, Inc.
6.750%, 4/15/11	135,000	138,826
7.700%, 5/1/32	598,000	629,579
Turner Broadcasting System, Inc.
8.375%, 7/1/13	65,000	71,031

		19,630,496

Total Consumer Discretionary		20,763,839

Consumer Staples (0.6%)
Food & Staples Retailing (0.0%)
SUPERVALU, Inc.
7.500%, 11/15/14	700,000	707,000

Food Products (0.2%)
Kraft Foods, Inc.
6.500%, 8/11/17	3,270,000	3,354,853
6.125%, 2/1/18	3,500,000	3,497,785

		6,852,638

Household Products (0.4%)
Kimberly Clark Corp.
3.344%, 7/30/10(l)	10,400,000	10,360,782

Total Consumer Staples		17,920,420

Energy (0.6%)
Energy Equipment & Services (0.3%)
Halliburton Co.
5.500%, 10/15/10	1,100,000	1,158,160
Transocean, Inc.
3.214%, 9/5/08(l)	6,200,000	6,169,081
6.000%, 3/15/18	645,000	663,463
6.800%, 3/15/38	955,000	975,591

		8,966,295

Oil, Gas & Consumable Fuels (0.3%)
Anadarko Petroleum Corp.
5.950%, 9/15/16	3,525,000	3,645,372
6.450%, 9/15/36	1,735,000	1,766,842
ConocoPhillips
7.000%, 3/30/29	30,000	33,825
Devon Financing Corp. ULC
7.875%, 9/30/31	475,000	583,643
EnCana Holdings Finance Corp.
5.800%, 5/1/14	400,000	422,578
Forest Oil Corp.
8.000%, 6/15/08^	1,507,000	1,512,651

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2008 (Unaudited)

	Principal Amount		Value (Note 1)
XTO Energy, Inc.
6.250%, 8/1/17		$900,000	$959,476
6.750%, 8/1/37		1,675,000	1,791,485

			10,715,872

Total Energy			19,682,167

Financials (18.8%)
Capital Markets (4.7%)
Bear Stearns Cos., Inc.
3.160%, 8/21/09(l)		2,700,000	2,554,141
3.183%, 2/23/10(l)		7,000,000	6,659,625
4.326%, 7/19/10(l)		1,805,000	1,626,744
3.474%, 1/31/11(l)		1,500,000	1,376,064
6.950%, 8/10/12		4,965,000	4,967,448
6.400%, 10/2/17		2,675,000	2,641,298
7.250%, 2/1/18		1,590,000	1,643,092
Goldman Sachs Capital II
5.793%, 12/31/49(l)		3,650,000	2,431,265
Goldman Sachs Group, Inc.
2.689%, 12/22/08(l)		100,000	99,285
2.639%, 12/23/08(l)		5,100,000	5,067,528
2.971%, 6/28/10(l)		10,000,000	9,743,650
5.250%, 10/15/13^		7,710,000	7,665,768
6.250%, 9/1/17		18,000,000	18,115,866
Lehman Brothers Holdings, Inc.
2.649%, 12/23/08(l)^		10,200,000	9,916,307
3.233%, 5/25/10(l)		5,000,000	4,472,980
5.625%, 1/24/13		10,675,000	10,379,996
6.200%, 9/26/14		5,330,000	5,257,107
6.750%, 12/28/17		4,325,000	4,157,687
4.500%, 9/15/22(l)		2,175,000	2,074,563
Merrill Lynch & Co., Inc.
3.888%, 10/23/08(l)		8,500,000	8,470,496
2.629%, 12/22/08(l)		1,700,000	1,688,292
6.400%, 8/28/17^		13,000,000	12,828,504
Morgan Stanley
2.639%, 11/21/08(l)		3,300,000	3,280,117
4.134%, 1/22/09(l)		600,000	588,870
5.050%, 1/21/11^		2,315,000	2,322,417
6.750%, 4/15/11		800,000	838,569
4.793%, 1/9/12(l)		8,575,000	7,896,958
5.625%, 1/9/12		1,935,000	1,949,468
5.300%, 3/1/13		300,000	298,992
5.550%, 4/27/17		2,825,000	2,656,675

			143,669,772

Certificates of Deposit (1.2%)
Bank of Ireland
4.298%, 1/15/10(l)		4,000,000	3,930,688
Calyon/New York
4.035%, 1/16/09(l)		6,800,000	6,795,580
Fortis Bank S.A./New York
2.622%, 4/28/08(l)		2,500,000	2,499,758
2.649%, 6/30/08(l)		4,000,000	3,998,508
Nordea Bank Finland plc/New York
3.062%, 4/2/08(l)		2,700,000	2,699,985
3.028%, 5/28/08(l)		7,400,000	7,403,483
3.046%, 4/9/09(l)		2,300,000	2,297,930
SunTrust Bank
4.415%, 6/15/09		980,000	984,176
UniCredito Italiano Bank plc/New York
3.135%, 5/6/08(l)		1,700,000	1,699,879
3.085%, 5/29/08(l)		4,700,000	4,701,559

			37,011,546

Commercial Banks (4.9%)
Bank of Scotland plc
4.038%, 7/17/09(l)§		4,300,000	4,297,979
BankBoston N.A.
6.375%, 4/15/08		625,000	625,567
Barclays Bank plc
7.434%, 9/29/49(l)§		7,500,000	6,780,630
Charter One Bank N.A.
3.294%, 4/24/09(l)		5,600,000	5,566,210
Commonwealth Bank of Australia
3.098%, 6/8/09(l)§		600,000	599,863
DnB NOR Bank ASA
4.447%, 10/13/09(l)§		6,100,000	6,105,630
HSBC Capital Funding LP/Jersey Channel Islands
4.610%, 12/31/49(l)§		550,000	484,784
ICICI Bank Ltd.
4.917%, 1/12/10(l)§		3,400,000	3,253,460
JPMorgan Chase Bank N.A.
6.000%, 7/5/17		5,400,000	5,624,019
Mellon Capital IV
6.244%, 6/29/49(l)		2,100,000	1,621,763
Mizuho Financial Group, Inc./Aruba
1.776%, 10/27/49(l)†	JPY	300,000,000	3,016,854
National Australia Bank Ltd.
2.979%, 9/11/09(l)§		$6,200,000	6,194,842
National Westminster Bank plc
7.375%, 10/1/09		725,000	765,230
Rabobank Capital Funding II
5.260%, 12/29/49(l)§		780,000	669,607
Rabobank Nederland
0.200%, 6/20/08	JPY	148,000,000	1,482,165
Royal Bank of Scotland Group plc
7.640%, 3/31/49(l)		$3,900,000	3,358,641
6.990%, 12/31/49(l)§		650,000	551,785
Royal Bank of Scotland plc
4.453%, 4/11/08(l)§		2,700,000	2,700,942
3.944%, 7/21/08(l)§		1,200,000	1,198,015
Santander U.S. Debt S.A.U.
3.954%, 10/21/08(l)§		8,900,000	8,878,978
Sumitomo Mitsui Banking Corp.
5.625%, 7/29/49(l)§		300,000	253,746
1.580%, 12/31/49(l)	JPY	200,000,000	2,028,792
1.745%, 12/31/49(l)		100,000,000	1,008,678
SunTrust Banks, Inc.
4.000%, 10/15/08		$895,000	893,756
U.S. Bank N.A./Ohio
4.400%, 8/15/08		2,270,000	2,278,390
UBS AG/Connecticut
5.875%, 12/20/17		19,910,000	20,350,568
UniCredito Luxembourg Finance S.A.
3.768%, 10/24/08(l)§		8,200,000	8,191,423
Wachovia Bank N.A./North Carolina
4.375%, 8/15/08		270,000	270,000
2.639%, 3/23/09(l)		9,000,000	8,915,184
6.000%, 11/15/17		7,525,000	7,349,547
6.600%, 1/15/38		1,750,000	1,621,414
Wachovia Corp.
6.300%, 4/15/08		1,165,000	1,165,736
7.980%, 12/31/49(l)		9,925,000	9,751,312
Wells Fargo & Co.
4.200%, 1/15/10		1,950,000	1,982,547
4.625%, 8/9/10		2,390,000	2,454,169
4.875%, 1/12/11		460,000	467,982
4.375%, 1/31/13		15,200,000	15,122,161

			147,882,369

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2008 (Unaudited)

	Principal Amount		Value (Note 1)
Consumer Finance (1.2%)
American Express Co.
7.000%, 3/19/18		$15,700,000	$16,482,158
Capital One Financial Corp.
6.750%, 9/15/17		2,300,000	2,181,716
Ford Motor Credit Co. LLC
7.250%, 10/25/11		3,150,000	2,587,486
7.800%, 6/1/12		250,000	206,218
HSBC Finance Corp.
3.154%, 12/5/08(l)^		2,500,000	2,483,885
SLM Corp.
2.935%, 5/12/08(l)§		260,000	259,531
4.000%, 1/15/09^		3,250,000	2,926,381
3.471%, 7/27/09(l)		5,900,000	4,963,859
3.491%, 7/26/10(l)		3,000,000	2,362,551
3.631%, 1/27/14(l)		2,950,000	2,066,124

			36,519,909

Diversified Financial Services (5.4%)
Bank of America Corp.
6.250%, 4/1/08		425,000	425,037
3.220%, 2/17/09(l)		9,055,000	9,047,149
5.625%, 10/14/16		3,050,000	3,110,146
6.000%, 9/1/17^		5,225,000	5,493,419
5.750%, 12/1/17		8,650,000	8,951,392
8.000%, 12/31/49(l)		13,055,000	13,070,666
Bank of America N.A.
6.100%, 6/15/17		1,275,000	1,338,069
Belvoir Land LLC, Series A-1
5.270%, 12/15/47§		825,000	689,436
BTM Curacao Holdings N.V.
1.579%, 12/31/49(l)	JPY	100,000,000	1,000,419
Caterpillar Financial Services Corp.
3.146%, 8/11/09(l)		$6,100,000	6,073,788
CIT Group, Inc.
3.302%, 5/23/08(l)^		5,900,000	5,782,201
Citigroup Global Markets Holdings, Inc.
2.900%, 3/17/09(l)		19,200,000	18,963,053
Citigroup, Inc.
2.701%, 12/28/09(l)		4,100,000	4,013,949
4.125%, 2/22/10		3,940,000	3,902,267
4.625%, 8/3/10		485,000	484,706
5.300%, 10/17/12^		7,500,000	7,536,525
Credit Suisse/New York
6.000%, 2/15/18		6,390,000	6,374,747
General Electric Capital Corp.
3.244%, 10/24/08(l)		3,000,000	2,997,414
2.900%, 6/15/09(l)		5,100,000	5,095,925
3.156%, 5/10/10(l)		3,700,000	3,628,701
5.000%, 11/15/11		12,270,000	12,638,210
5.500%, 9/16/67	EUR	10,400,000	16,286,006
6.375%, 11/15/67(l)^		$4,725,000	4,623,502
Irwin Land LLC, Series A-1
5.030%, 12/15/25§		725,000	647,077
Series A-2
5.300%, 12/15/35§		1,195,000	1,053,392
JP Morgan Chase Bank N.A.
6.000%, 10/1/17		5,765,000	6,008,416
JP Morgan Chase Capital XXV
6.800%, 10/1/37		5,975,000	5,459,220
MassMutual Global Funding II
2.550%, 7/15/08§		850,000	849,113
Nationwide Building Society
4.250%, 2/1/10§		295,000	301,863
New York Life Global Funding
3.875%, 1/15/09§		775,000	780,876
Pemex Finance Ltd.
9.030%, 2/15/11		60,000	63,450
Pricoa Global Funding I
4.350%, 6/15/08§		1,275,000	1,277,114
Santander Perpetual S.A.U.
6.671%, 12/31/49(l)§		3,500,000	3,154,064
UFJ Finance Aruba AEC
6.750%, 7/15/13		310,000	344,836
ZFS Finance USA Trust I
6.500%, 5/9/37(l)§		1,945,000	1,755,238

			163,221,386

Insurance (1.2%)
Allstate Corp.
6.125%, 5/15/37(l)^		1,480,000	1,362,769
American International Group, Inc.
3.346%, 1/29/10(l)§^		10,400,000	10,352,234
Berkshire Hathaway Finance Corp.
4.750%, 5/15/12^		760,000	789,898
Chubb Corp.
6.375%, 3/29/37(l)^		3,125,000	2,910,878
Hartford Life Global Funding Trusts
2.970%, 9/15/09(l)		3,610,000	3,606,314
Lincoln National Corp.
6.050%, 4/20/67(l)		2,025,000	1,770,506
MetLife, Inc.
6.400%, 12/15/36		4,390,000	3,488,470
Monumental Global Funding Ltd.
2.998%, 6/16/10(l)§		7,080,000	6,908,082
Progressive Corp.
6.700%, 6/15/37(l)		2,390,000	2,128,584
Travelers Cos., Inc.
6.250%, 3/15/37(l)^		3,375,000	2,976,831

			36,294,566

Real Estate Investment Trusts (REITs) (0.2%)
AvalonBay Communities, Inc. (REIT)
6.625%, 9/15/11		270,000	279,799
Rouse Co. LP (REIT)
3.625%, 3/15/09^		1,160,000	1,092,315
Ventas Realty LP/Ventas Capital Corp. (REIT)
7.125%, 6/1/15		2,300,000	2,282,750
6.750%, 4/1/17		760,000	742,900

			4,397,764

Real Estate Management & Development (0.0%)
ERP Operating LP
6.625%, 3/15/12		445,000	452,170

Total Financials			569,449,482

Health Care (0.4%)
Biotechnology (0.1%)
Amgen, Inc.
3.170%, 11/28/08(l)		4,710,000	4,704,461

Health Care Providers & Services (0.2%)
Community Health Systems, Inc.
8.875%, 7/15/15^		4,500,000	4,516,875
HCA, Inc.
9.250%, 11/15/16		1,000,000	1,037,500

			5,554,375

Pharmaceuticals (0.1%)
Bristol-Myers Squibb Co.
5.875%, 11/15/36		1,925,000	1,861,513
6.875%, 8/1/97		150,000	149,872

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2008 (Unaudited)

	Principal Amount	Value (Note 1)
		$2,011,385

Total Health Care		12,270,221

Industrials (0.1%)
Airlines (0.0%)
Continental Airlines, Inc., Series 99-2
7.056%, 9/15/09	850,000	846,812
United Air Lines, Inc., Series 01-1
6.602%, 9/1/13	131,340	130,027

		976,839

Industrial Conglomerates (0.1%)
General Electric Co.
5.000%, 2/1/13	1,081,000	1,119,725

Total Industrials		2,096,564

Information Technology (0.1%)
Computers & Peripherals (0.1%)
International Business Machines Corp.
5.700%, 9/14/17	2,890,000	3,027,451

Total Information Technology		3,027,451

Materials (0.1%)
Metals & Mining (0.1%)
Teck Cominco Ltd.
6.125%, 10/1/35	1,075,000	919,002

Paper & Forest Products (0.0%)
Koch Forest Products, Inc.
4.446%, 12/20/12(l)	75,238	69,610
4.740%, 12/20/12(l)	47,619	44,057
5.058%, 12/20/12(l)	95,238	88,113
6.896%, 12/20/12(l)	761,905	704,908

		906,688

Total Materials		1,825,690

Telecommunication Services (1.1%)
Diversified Telecommunication Services (1.0%)
AT&T Corp.
7.300%, 11/15/11	38,000	41,159
8.000%, 11/15/31	698,000	815,619
AT&T, Inc.
5.500%, 2/1/18	1,950,000	1,909,323
6.500%, 9/1/37	6,500,000	6,429,748
6.300%, 1/15/38	7,300,000	7,058,552
BellSouth Corp.
4.240%, 4/26/08§	3,600,000	3,602,304
3.165%, 8/15/08(l)	3,000,000	2,996,139
Citizens Communications Co.
9.000%, 8/15/31	65,000	56,875
GTE Corp.
6.940%, 4/15/28	225,000	227,108
Qwest Communications International, Inc.
6.565%, 2/15/09(l)	667,000	660,330
Qwest Corp.
7.625%, 6/15/15^	1,580,000	1,540,500
Telecom Italia Capital S.A.
5.250%, 10/1/15	1,575,000	1,430,899
Telefonica Emisiones S.A.U.
6.421%, 6/20/16	1,050,000	1,076,167
Telefonica Europe B.V.
7.750%, 9/15/10	550,000	590,006
Verizon Communications, Inc.
5.350%, 2/15/11	600,000	621,407
7.750%, 6/15/32	425,000	462,747
Verizon Maryland, Inc., Series B
5.125%, 6/15/33^	465,000	372,453
Verizon New England, Inc.
7.875%, 11/15/29	25,000	27,407
Verizon New Jersey, Inc., Series A
5.875%, 1/17/12	1,040,000	1,072,125

		30,990,868

Wireless Telecommunication Services (0.1%)
America Movil S.A.B de C.V.
2.755%, 6/27/08(l)	1,000,000	987,500
Vodafone Group plc
7.750%, 2/15/10	1,985,000	2,103,643

		3,091,143

Total Telecommunication Services		34,082,011

Utilities (1.2%)
Electric Utilities (0.9%)
Appalachian Power Co., Series G
3.600%, 5/15/08	650,000	649,838
Dayton Power & Light Co.
5.125%, 10/1/13	900,000	933,405
EDP Finance B.V.
6.000%, 2/2/18§	3,075,000	3,141,091
Enel Finance International S.A.
6.250%, 9/15/17§	7,200,000	7,470,007
Florida Power & Light Co.
4.950%, 6/1/35	875,000	760,638
5.950%, 2/1/38	2,150,000	2,157,871
Florida Power Corp.
5.900%, 3/1/33	275,000	268,914
Ipalco Enterprises, Inc.
8.375%, 11/14/08	3,290,000	3,331,125
MidAmerican Energy Holdings Co.
5.950%, 5/15/37	2,350,000	2,201,283
6.500%, 9/15/37	2,000,000	2,004,350
Pepco Holdings, Inc.
6.450%, 8/15/12	2,130,000	2,269,581
PSEG Power LLC
6.950%, 6/1/12	400,000	427,888
Scottish Power plc
4.910%, 3/15/10	1,100,000	1,110,835
Southern California Edison Co. Series 2008-A
5.950%, 2/1/38	1,000,000	1,002,266

		27,729,092

Gas Utilities (0.2%)
CenterPoint Energy Resources Corp.
6.150%, 5/1/16^	1,000,000	1,030,056
Consolidated Natural Gas Co., Series A
5.000%, 3/1/14	250,000	244,614
Dynegy Holdings, Inc.
7.500%, 6/1/15^	6,300,000	5,906,250

		7,180,920

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2008 (Unaudited)

	Principal Amount		Value (Note 1)
Multi-Utilities (0.1%)
Dominion Resources, Inc., Series B
3.248%, 11/14/08(l)		$1,500,000	$1,492,254
Series D
5.125%, 12/15/09		150,000	153,542
Energy East Corp.
6.750%, 7/15/36		950,000	922,716

			2,568,512

Total Utilities			37,478,524

Total Corporate Bonds			718,596,369

Government Securities (98.2%)
Agency ABS (0.4%)
Small Business Administration Participation Certificates, Series 2004-20A 1
4.930%, 1/1/24		680,166	687,265
Series 2004-20C 1
4.340%, 3/1/24		4,314,475	4,162,586
Series 2005-20B 1
4.625%, 2/1/25		379,053	365,405
Series 2008-20A 1
5.170%, 1/1/28		1,000,000	969,630
Series 2008-20C 1
5.490%, 3/1/28		3,700,000	3,783,171
Small Business Administration, Series 2003-10A 1
4.628%, 3/10/13		592,358	593,398

			10,561,455

Agency CMO (3.7%)
Federal Home Loan Mortgage Corp.
4.500%, 12/15/13		2,037,165	2,049,433
4.500%, 2/15/15		2,706,329	2,741,998
4.500%, 1/15/16		3,065,319	3,099,794
5.000%, 11/15/17		2,660,000	2,754,586
5.000%, 12/15/19		30,571	30,535
4.500%, 10/15/23		3,795,760	3,808,485
5.500%, 2/15/26		4,366,139	4,473,809
5.500%, 4/15/26		4,935,904	5,036,872
5.500%, 5/15/29		18,536,554	18,912,894
3.168%, 12/15/29(l)		23,055	22,587
5.500%, 1/15/31		2,530,758	2,598,896
3.733%, 10/15/33 IO(l)		75,794,766	7,372,140
3.218%, 7/15/34(l)		7,281,150	6,837,476
5.500%, 8/1/35 IO		6,190,514	1,327,565
5.500%, 2/1/36 IO		9,268,403	2,014,776
3.248%, 7/15/37(l)		7,543,977	7,318,711
6.500%, 7/25/43		723,782	749,567
Federal National Mortgage Association
4.500%, 2/25/17		1,882,404	1,906,624
4.500%, 3/25/17		1,482,411	1,501,702
5.500%, 9/25/24		5,603,253	5,673,216
5.500%, 10/25/24		6,497,908	6,582,918
5.500%, 5/25/27		3,943,058	4,021,030
6.000%, 8/25/28		1,491,587	1,506,638
8.888%, 6/25/32(l)		194,518	207,562
5.310%, 8/25/33		2,900,000	3,011,553
6.500%, 7/25/34		1,743,571	1,826,854
5.000%, 7/1/36 IO		13,652,590	2,998,699
2.829%, 6/25/37(l)		6,596,975	6,230,411
3.099%, 7/25/37 IO(l)		5,845,915	5,774,434
Government National Mortgage Association
6.500%, 6/20/32		204,114	214,518

			112,606,283

Foreign Governments (1.8%)
Bundesobligation
3.000%, 4/11/08	EUR	6,000,000	9,469,664
Emirate of Abu Dhabi
5.500%, 8/2/12§		$10,400,000	10,938,096
Export-Import Bank of China
5.250%, 7/29/14§^		3,700,000	3,753,743
Federative Republic of Brazil
12.500%, 1/5/22	BRL	1,900,000	1,183,507
10.250%, 1/10/28		29,300,000	15,587,593
Israel Government AID Bond
5.500%, 4/26/24		$1,950,000	2,197,551
5.500%, 9/18/33		1,945,000	2,212,294
Republic of Chile
5.500%, 1/15/13		1,000,000	1,058,000
Republic of Croatia, Series A
4.000%, 7/30/10(l)		514,773	512,714
Republic of Panama
9.625%, 2/8/11		350,000	400,295
Republic of South Africa
7.375%, 4/25/12		60,000	65,145
6.500%, 6/2/14^		1,480,000	1,541,050
Russian Federation
7.500%, 3/31/30(m)(e)		2,821,500	3,248,957
United Mexican States
6.750%, 9/27/34		1,775,000	1,980,012

			54,148,621

Municipal Bonds (1.4%)
Buckeye Tobacco Settlement Financing Authority
6.000%, 6/1/42		4,100,000	3,762,283
California Educational Facilities Authority
4.750%, 10/1/37		900,000	854,847
California State University
5.000%, 11/1/30		300,000	299,988
Chabot-Las Positas, California Community College District
0.000%, 8/1/22		6,230,000	2,994,076
City of Chicago, Illinois
9.249%, 1/1/14(l)§		200,000	146,330
Golden State Tobacco Securitization Corp.
5.750%, 6/1/47		300,000	264,915
Los Angeles, California Community College District
5.000%, 8/1/27		1,100,000	1,118,799
5.000%, 8/1/31		200,000	200,934
5.000%, 8/1/32		1,000,000	999,930
Los Angeles, California Unified School District
4.500%, 7/1/22		1,500,000	1,513,470
4.500%, 7/1/24		1,300,000	1,292,512
4.500%, 7/1/25		1,700,000	1,654,134
4.500%, 1/1/28		1,500,000	1,421,535
Los Gatos, California Union School District
5.000%, 8/1/30		160,000	162,229
New York City Municipal Water Finance Authority
7.830%, 6/15/34(l)§		100,000	101,978
5.000%, 6/15/37		1,900,000	1,885,427
5.000%, 6/15/38		5,700,000	5,655,654
New York State Environmental Facilities Corp.
5.000%, 10/15/26		3,000,000	3,064,740
Puerto Rico Sales Tax Financing Corp.
0.000%, 8/1/54		1,100,000	67,375

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2008 (Unaudited)

	Principal Amount	Value (Note 1)
San Bernardino, California Community College District
5.000%, 8/1/31	$1,500,000	$1,493,760
State of California
4.500%, 8/1/28	3,200,000	2,937,280
5.000%, 11/1/37	600,000	583,722
5.000%, 12/1/37	1,200,000	1,167,360
State of Texas
4.750%, 4/1/37	6,500,000	6,166,875
State of Washington
5.000%, 7/1/24	2,645,000	2,714,299
Tobacco Settlement Financing Corp./New Jersey
5.000%, 6/1/29	1,010,000	851,773
5.000%, 6/1/41	400,000	321,876

		43,698,101

U.S. Government Agencies (87.1%)
Federal Home Loan Bank
4.000%, 1/16/09(e)	1,800,000	1,801,292
4.000%, 4/20/09(e)	1,800,000	1,832,256
4.500%, 6/22/10	10,900,000	11,405,804
4.500%, 6/12/13	3,700,000	3,715,011
4.625%, 9/11/20	32,800,000	33,313,681
Federal Home Loan Mortgage Corp.
4.000%, 10/7/09	2,000,000	2,000,618
4.000%, 6/1/10	956,616	961,621
6.000%, 1/1/14	24,871	25,682
5.500%, 2/1/14	270,092	276,948
4.000%, 5/1/14	5,586,052	5,612,426
6.000%, 7/1/14	14,388	14,855
6.000%, 2/1/17	518,263	534,550
6.000%, 3/1/17	12,153	12,533
6.500%, 3/1/17	84,557	88,490
6.000%, 4/1/17	485,056	500,304
6.000%, 5/1/17	3,994	4,120
6.000%, 7/1/17	68,073	70,207
6.000%, 8/1/17	98,760	101,864
5.500%, 11/1/17	104,647	107,329
4.000%, 5/1/19	32,388	31,709
4.000%, 9/1/20	79,240	77,303
5.000%, 10/1/20	5,351,222	5,416,861
5.500%, 3/1/23	63,772	64,977
6.500%, 4/1/31	827	865
5.500%, 11/1/31	1,511,608	1,532,961
7.024%, 11/1/31(l)	24,124	24,753
5.500%, 11/1/32	792,825	804,025
5.500%, 1/1/33	111,385	112,897
5.500%, 2/1/33	637,263	645,912
5.500%, 3/1/33	46,143	46,748
5.500%, 4/1/33	63,641	64,476
5.500%, 5/1/33	21,806	22,093
5.500%, 10/1/33	64,699	65,548
5.000%, 4/1/34	3,651,127	3,623,285
4.777%, 1/1/35(l)	4,691,890	4,726,008
5.500%, 10/1/35	738,131	746,766
5.329%, 4/1/36(l)	4,733,967	4,822,707
5.542%, 4/1/36(l)	7,211,757	7,275,760
5.000%, 5/1/36	612,494	607,110
6.000%, 7/1/36	4,925,674	5,057,057
6.000%, 9/1/36	261,569	268,546
6.000%, 11/1/36	500,328	513,674
5.500%, 12/1/36	278,668	281,736
6.000%, 12/1/36	70,485	72,365
5.679%, 1/1/37(l)	6,255,224	6,354,335
6.000%, 7/1/37	298,290	306,159
5.500%, 8/1/37	588,066	594,389
6.000%, 8/1/37	18,449,859	18,936,564
6.000%, 9/1/37	3,299,224	3,386,258
6.000%, 10/1/37	36,728,034	37,696,915
6.000%, 11/1/37	4,708,220	4,832,422
6.000%, 12/1/37	1,101,966	1,131,036
5.500%, 1/1/38	1,185,583	1,198,331
4.500%, 4/15/23 TBA	100,000	99,375
6.000%, 4/15/23 TBA	2,800,000	2,879,626
5.500%, 4/15/38 TBA	114,100,000	115,205,401
6.000%, 4/15/38 TBA	84,000,000	86,126,208
Federal National Mortgage Association
4.000%, 11/28/11	4,100,000	4,112,575
4.625%, 5/1/13^	5,650,000	5,737,095
5.125%, 1/2/14^	2,575,000	2,669,837
7.000%, 4/1/15	60,328	63,390
6.000%, 2/1/16	1,849,316	1,945,504
6.000%, 3/1/16	300,956	316,603
7.000%, 4/1/16	74,021	77,729
5.500%, 2/1/17	426,799	438,074
5.500%, 6/1/17	134,208	137,753
5.500%, 8/1/17	131,934	135,419
5.500%, 10/1/17	116,945	120,035
5.500%, 12/1/17	6,550	6,723
5.000%, 1/1/18	2,970,916	3,015,231
5.500%, 1/1/18	438,253	449,831
5.000%, 3/1/18	4,464,949	4,528,229
5.500%, 4/1/18	712,366	730,826
5.000%, 6/1/18	4,273,762	4,334,332
5.000%, 10/1/18	15,886	16,111
5.500%, 10/1/18	12,715	13,045
5.500%, 11/1/18	4,513,424	4,632,662
5.000%, 12/1/18	7,101,546	7,207,473
5.000%, 1/1/19	528,628	536,120
5.500%, 3/1/19	437,605	448,952
5.000%, 5/1/19	469,103	475,312
5.500%, 5/1/19	1,126,457	1,156,217
4.000%, 6/1/19	6,435,302	6,300,825
5.000%, 6/1/19	51,131	51,794
5.500%, 6/1/19	23,753	24,369
5.500%, 7/1/19	104,392	106,958
5.500%, 8/1/19	690,462	707,435
5.500%, 9/1/19	371,229	380,355
5.500%, 11/1/19	361,726	370,617
5.000%, 12/1/19	7,422,764	7,519,074
5.500%, 6/1/20	3,791,065	3,890,037
5.500%, 10/1/20	721,641	738,670
5.500%, 1/1/21	849,497	868,384
5.500%, 2/1/21	282,121	288,393
5.000%, 7/1/24	5,562,246	5,641,078
6.856%, 1/1/28(l)	188,814	193,089
6.500%, 2/1/31	1,186	1,237
6.500%, 8/1/31	558	583
7.000%, 8/1/31	40,096	42,688
7.000%, 3/1/32	25,667	27,276
7.000%, 4/1/32	141,416	150,503
7.000%, 5/1/32	8,548	9,084
6.500%, 6/1/32	129,895	135,410
6.500%, 8/1/32	212,423	221,664
6.500%, 9/1/32	1,921,001	2,002,573
7.000%, 10/1/32	45,186	48,087
5.500%, 11/1/32	499,392	506,059
5.500%, 12/1/32	94,671	95,935
5.500%, 1/1/33	905,465	917,554
5.500%, 2/1/33	1,986,880	2,013,187
5.483%, 3/1/33(l)	208,409	209,023

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2008 (Unaudited)

	Principal Amount	Value (Note 1)
5.500%, 3/1/33	$4,220,537	$4,265,057
5.500%, 4/1/33	2,409,482	2,440,209
5.500%, 6/1/33	27,411,985	27,762,847
5.500%, 7/1/33	104,284	105,614
5.000%, 8/1/33	6,206,020	6,159,630
5.500%, 8/1/33	119,714	121,241
5.500%, 10/1/33	928,612	940,454
6.500%, 10/1/33	7,021	7,309
5.500%, 11/1/33	890,553	901,910
5.500%, 12/1/33	363,151	367,782
5.500%, 2/1/34	9,867,943	9,992,825
6.000%, 2/1/34	3,778,950	3,890,810
5.500%, 3/1/34	6,289,176	6,364,761
5.500%, 4/1/34	12,521,549	12,682,122
5.500%, 5/1/34	13,394,911	13,559,085
5.500%, 6/1/34	14,626,019	14,802,020
5.500%, 7/1/34	13,780,330	13,946,949
5.500%, 8/1/34	363,836	368,476
6.000%, 8/1/34	2,326,440	2,395,304
5.500%, 9/1/34	16,751,874	16,953,202
6.500%, 9/1/34	368,682	383,075
5.500%, 11/1/34	38,037,547	38,494,692
5.500%, 12/1/34	364,168	368,545
5.500%, 1/1/35	50,781,681	51,391,989
5.500%, 2/1/35	82,708,640	83,787,475
5.500%, 3/1/35	9,771,275	9,884,387
6.000%, 3/1/35	17,036	17,482
6.000%, 4/1/35	12,657,115	13,045,402
5.500%, 5/1/35	457,851	463,689
6.000%, 5/1/35	703,718	722,162
6.000%, 7/1/35	456,831	468,804
5.500%, 8/1/35	8,238,349	8,337,359
6.000%, 8/1/35	1,407,718	1,444,614
6.000%, 9/1/35	1,566,691	1,607,754
5.000%, 10/1/35	530,345	525,683
5.500%, 10/1/35	1,647,747	1,666,698
6.000%, 10/1/35	3,011,775	3,090,713
5.000%, 11/1/35	9,771,745	9,685,852
5.500%, 11/1/35	2,087,746	2,111,758
6.000%, 11/1/35	2,521,015	2,587,091
5.500%, 12/1/35	8,035,511	8,132,084
6.000%, 12/1/35	30,966	31,778
6.500%, 12/1/35	959,524	995,662
5.205%, 1/1/36(l)	3,695,769	3,707,550
6.000%, 1/1/36	889,675	912,993
6.000%, 2/1/36	6,533,838	6,701,368
6.000%, 3/1/36	3,494,632	3,584,319
6.000%, 4/1/36	1,185,365	1,215,662
6.000%, 5/1/36	4,770,766	4,892,701
5.500%, 6/1/36	884,322	893,784
6.000%, 6/1/36	6,548,534	6,715,905
6.500%, 6/1/36	28,943	30,003
5.000%, 7/1/36	65,152,499	64,556,675
5.500%, 7/1/36	431,579	436,197
6.000%, 7/1/36	5,322,019	5,458,043
6.500%, 7/1/36	55,694	57,733
6.000%, 8/1/36	6,758,048	6,930,775
6.500%, 8/1/36	324,856	336,750
6.000%, 9/1/36	17,637,243	18,088,030
6.000%, 10/1/36	18,654,738	19,131,529
5.500%, 11/1/36	472,113	477,164
6.000%, 11/1/36	5,682,402	5,827,636
5.500%, 12/1/36	4,785,565	4,836,769
6.000%, 12/1/36	6,959,494	7,137,370
5.500%, 1/1/37	12,702,475	12,838,247
6.000%, 1/1/37	2,742,742	2,812,843
7.000%, 1/1/37	74,673	78,435
5.000%, 2/1/37	987,584	978,240
5.500%, 2/1/37	2,963,178	2,994,054
6.000%, 2/1/37	3,544,254	3,634,360
6.500%, 2/1/37	506,530	525,041
5.500%, 3/1/37	80,470,935	81,308,500
6.000%, 3/1/37	1,539,469	1,578,433
6.500%, 3/1/37	1,076,973	1,116,329
5.500%, 4/1/37	19,440,783	19,643,129
6.000%, 4/1/37	13,158,027	13,491,057
6.500%, 4/1/37	2,326,373	2,411,388
5.366%, 5/1/37(l)	6,921,606	7,051,504
5.500%, 5/1/37	16,625,931	16,800,606
5.903%, 5/1/37(l)	3,844,815	3,892,239
6.000%, 5/1/37	852,449	874,024
6.500%, 5/1/37	489,573	507,464
5.500%, 6/1/37	25,572,837	25,839,007
6.000%, 6/1/37	1,398,452	1,433,847
5.500%, 7/1/37	31,921,868	32,254,120
6.000%, 7/1/37	3,611,588	3,702,997
6.500%, 7/1/37	14,648,771	15,184,094
5.500%, 8/1/37	177,750	179,600
6.000%, 8/1/37	6,228,122	6,385,756
6.500%, 8/1/37	589,736	611,288
5.500%, 9/1/37	16,736,934	16,911,137
6.000%, 9/1/37	6,049,723	6,183,732
6.500%, 9/1/37	3,188,691	3,305,218
6.000%, 10/1/37	23,801,707	24,377,604
6.500%, 10/1/37	4,506,087	4,670,756
5.500%, 11/1/37	23,329,877	23,572,701
6.000%, 11/1/37	641,494	657,730
6.500%, 11/1/37	397,185	411,700
5.500%, 12/1/37	42,548,197	42,991,052
5.500%, 1/1/38	3,876,428	3,916,775
6.000%, 2/1/38	12,536,286	12,853,579
6.991%, 12/1/40(l)	134,023	136,808
4.500%, 4/25/23 TBA	100,000	99,438
5.000%, 4/25/38 TBA	660,300,000	676,037,536
6.500%, 4/25/38 TBA	177,400,000	183,719,875
5.000%, 5/25/38 TBA	5,500,000	5,431,250
5.500%, 5/25/38 TBA	119,400,000	120,220,875
6.500%, 5/25/38 TBA	26,600,000	27,489,451
Government National Mortgage Association
5.625%, 7/20/27(l)	9,750	9,811
6.000%, 9/15/28	12,086	12,541
6.000%, 11/15/28	21,124	21,917
6.000%, 1/15/29	61,769	64,083
6.000%, 2/15/29	20,408	21,173
6.500%, 5/15/29	38,124	39,868
6.000%, 6/15/29	29,071	30,160
7.000%, 9/15/31	44,981	48,084
7.000%, 10/15/31	8,040	8,587
6.000%, 11/15/31	13,088	13,569
6.000%, 12/15/31	85,822	88,977
7.000%, 2/15/32	44,567	47,598
7.000%, 4/15/32	24,153	25,795
7.000%, 5/15/32	24,472	26,149
6.000%, 7/15/32	51,132	52,984
6.000%, 1/15/33	50,782	52,595
6.000%, 2/15/33	85,240	88,282
7.000%, 2/15/33	35,826	38,258
5.500%, 4/15/33	132,790	135,771
6.500%, 8/15/34	8,550,516	8,914,164
6.000%, 9/15/34	1,781,162	1,843,354

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2008 (Unaudited)

	Principal Amount	Value (Note 1)
6.000%, 12/15/34	$159,956	$165,541
6.000%, 1/15/35	610,093	630,810
6.000%, 2/15/35	291,134	301,020
6.000%, 3/15/35	1,174,690	1,214,579
6.000%, 5/15/35	84,235	87,096
6.000%, 7/15/35	730,113	758,264
6.000%, 9/15/35	85,931	88,848
6.000%, 10/15/35	258,293	267,063
6.000%, 12/15/35	464,013	479,769
6.000%, 1/15/36	165,624	171,183
6.000%, 2/15/36	254,865	263,421
6.000%, 3/15/36	209,616	216,653
6.000%, 4/15/36	245,819	254,072
6.000%, 5/15/36	1,426,736	1,474,632
6.000%, 6/15/36	1,953,028	2,018,591
6.000%, 7/15/36	3,754,898	3,880,949
6.000%, 8/15/36	3,813,764	3,942,152
6.000%, 9/15/36	2,766,346	2,859,211
6.000%, 10/15/36	4,466,896	4,616,849
6.000%, 7/20/37	7,514,052	7,756,606
6.000%, 12/20/37	11,159,962	11,520,206
5.500%, 4/15/38 TBA	10,800,000	11,001,743
6.000%, 4/15/38 TBA	45,500,000	46,944,079
6.500%, 4/15/38 TBA	6,000,000	6,239,531
5.500%, 5/15/38 TBA	112,500,000	114,326,177
Resolution Funding Corp.
(Zero Coupon), 7/15/18 STRIPs	75,000	49,120
(Zero Coupon), 10/15/18 STRIPs	75,000	48,387
Small Business Administration Series P10A
4.504%, 2/1/14	634,310	620,275
Small Business Administration Participation Certificates
4.524%, 2/10/13	538,442	538,784
U.S. Department of Housing and Urban Development
5.380%, 8/1/18	1,660,000	1,791,348

		2,641,225,580

U.S. Treasury (3.8%)
U.S. Treasury Notes
2.000%, 2/28/10	52,300,000	52,663,642
2.750%, 2/28/13	26,065,000	26,423,394
2.500%, 3/31/13	26,200,000	26,238,881
3.500%, 2/15/18	8,200,000	8,247,404

		113,573,321

Total Government Securities		2,975,813,361

Total Long Term Debt Securities (141.5%) (Cost $4,285,710,058)		4,290,317,721

SHORT-TERM INVESTMENTS:
Commercial Paper (1.1%)
Bank of Scotland plc/Australia
2.82%, 5/14/08 (p)	2,900,000	2,890,043
UBS Finance Delaware LLC
2.72%, 6/6/08 (p)	31,300,000	31,142,561

Total Commercial Paper		34,032,604

Government Securities (2.6%)
Federal Home Loan Bank
1.50%, 4/1/08 (p)(o)	74,200,000	74,196,908
Federal Home Loan Mortgage Corp.
2.75%, 4/14/08 (p)(o)	1,200,000	1,198,717
Federal National Mortgage Association
2.54%, 4/23/08 (p)(o)	2,300,000	2,296,270

Total Government Securities		77,691,895

Short-Term Investments of Cash Collateral for Securities Loaned (2.0%)
Atlantis One Funding Corp.
3.06%, 4/2/08	348,908	348,908
Banco de Sabadell S.A.
3.89%, 4/23/09 (l)	776,732	776,732
Bank of Ireland
2.60%, 12/19/08 (l)	1,294,420	1,294,420
Bank of Scotland plc/London
3.30%, 4/1/08	2,330,197	2,330,197
BBVA Senior Finance S.A.
2.95%, 3/12/10 (l)	569,604	569,604
Belmont Funding LLC
4.00%, 4/1/08	1,941,615	1,941,615
CIT Group Holdings, Inc.
3.97%, 5/19/08 (l)	1,242,772	1,242,772
Citigroup Funding, Inc.
2.36%, 3/16/09 (l)	776,733	776,733
Citigroup Global Markets, Inc.
3.30%, 4/7/08 (l)	606,317	606,317
Comerica Bank
2.84%, 3/16/09 (l)	258,895	258,895
Commonwealth Bank of Australia/London
3.00%, 4/1/08	2,330,197	2,330,197
DekaBank Deutsche Girozentrale
3.93%, 4/30/09 (l)	673,168	673,168
Den Danske Bank/Copenhagen
3.40%, 4/1/08	828,515	828,515
Deutsche Bank AG/London
2.49%, 5/1/08 (l)	1,294,554	1,294,554
DZ Bank International Singapore Ltd.
3.50%, 4/1/08	1,974,195	1,974,195
Fifth Third Bancorp
2.61%, 8/22/08 (l)	77,673	77,673
First Tennessee Bank
2.85%, 8/15/08 (l)	2,330,157	2,330,157
G.X. Clarke & Co., Repurchase Agreement
2.80%, 4/1/08 (r)	7,663,760	7,663,760
General Electric Capital Corp.
2.40%, 3/12/10 (l)	103,564	103,564
Goldman Sachs Group, Inc.
3.12%, 8/18/08 (l)	517,822	517,822
2.41%, 3/27/09 (l)	724,950	724,950
Goldman Sachs Group, Inc., Repurchase Agreement
2.75%, 4/1/08 (r)	11,274,856	11,274,856
Hartford Life, Inc.
3.25%, 2/2/09 (l)	207,129	207,129
HSBC Holdings plc/London
2.75%, 4/1/08	2,330,197	2,330,197
K2 (USA) LLC
2.37%, 5/29/09 (l)	1,035,288	1,035,288
2.37%, 6/18/09 (l)	1,294,069	1,294,069
Kommunalkredit Austria AG
3.07%, 7/8/08 (l)	1,553,453	1,553,453
Landesbank Baden-Wuerttemberg/New York
3.32%, 7/9/08 (l)	1,294,554	1,294,554
Landesbank Hessen-Thueringen/Frankfurt
3.00%, 4/1/08	2,330,197	2,330,197
Lehman Brothers Holdings, Inc.
3.17%, 8/21/09 (l)	647,271	647,271

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2008 (Unaudited)

	Principal Amount	Value (Note 1)
Links Finance LLC
2.37%, 6/25/09 (l)	$388,245	$388,245
MBIA Global Funding LLC
2.37%, 3/30/09 (l)	647,277	647,277
Monumental Global Funding II
2.36%, 4/25/08 (l)	621,386	621,386
2.43%, 5/26/10 (l)	1,216,881	1,216,881
Morgan Stanley
3.59%, 2/9/09 (l)	2,011,958	2,011,958
3.15%, 5/7/09 (l)	1,294,554	1,294,554
Pricoa Global Funding I
2.40%, 6/25/10 (l)	776,558	776,558
San Paolo IMI/Ireland
4.62%, 4/8/08	127,644	127,644
Santander U.S. Debt S.A.U.
2.45%, 9/19/08 (l)	1,295,870	1,295,870
Ulster Bank Ireland Ltd.
2.72%, 4/18/08 (l)	1,294,554	1,294,554
Wachovia Bank N.A.
2.37%, 10/2/08 (l)	258,911	258,911

Total Short-Term Investments of Cash Collateral for Securities Loaned		60,565,600

Time Deposit (0.1%)
JPMorgan Chase Nassau
1.59%, 4/1/08	3,197,837	3,197,837

Total Short-Term Investments (5.8%) (Cost/Amortized Cost $175,479,234)		175,487,936

	Number of Contracts
OPTIONS PURCHASED:
Call Options Purchased (0.4%)
90 Day EURO Futures
June 2008 @ $96.38*	1,414	4,789,925
June 2008 @ $96.88*	2,908	6,234,025

		11,023,950

Put Options Purchased (0.0%)
90 Day EURO Futures
June 2008 @ $92.50*	6,700	41,875
June 2008 @ $93.00*	5,407	33,794

		75,669

Total Options Purchased (0.4%) (Cost $3,050,484)		11,099,619

Total Investments Before Options Written and Securities Sold Short (147.7%) (Cost/Amortized Cost $4,464,239,776)		4,476,905,276

OPTIONS WRITTEN:
Call Options Written (-0.3%)
EURODollar 1 Year Mid Curve
June 2008 @ $96.88*	(1,414)	(2,934,050)
June 2008 @ $97.13*	(2,908)	(4,580,100)

		(7,514,150)

Put Options Written (0.0%)
90 Day EURO Futures
June 2008 @ $97.63*	(88)	(23,100)
U.S. 10 Year Treasury Note Futures May 2008 @ $112.00*	(142)	(11,094)

		(34,194)

Total Options Written (-0.3%) (Premiums Received $3,169,063)		(7,548,344)

Total Investments Before Securities Sold Short (147.4%) (Cost/Amortized Cost $4,461,070,713)		4,469,356,932

	Principal Amount
SECURITIES SOLD SHORT:
U.S. Government Agencies (-9.3%)
Federal Home Loan Mortgage Corp.
5.000%, 4/15/38 TBA	$(4,200,000)	(4,158,000)
6.000%, 4/15/38 TBA	(30,100,000)	(30,861,891)
Federal National Mortgage Association
5.000%, 4/25/23 TBA	(17,100,000)	(17,260,313)
5.500%, 4/25/23 TBA	(15,200,000)	(15,513,500)
6.000%, 4/25/37 TBA	(27,400,000)	(28,007,951)
5.000%, 4/25/38 TBA	(27,100,000)	(27,760,563)
5.500%, 4/25/38 TBA	(145,500,000)	(146,864,062)
5.500%, 5/25/38 TBA	(11,800,000)	(11,881,125)

Total Securities Sold Short (-9.3%) (Proceeds Received $280,362,840)		(282,307,405)

Total Investments after Options Written and Securities Sold Short (138.1%) (Cost/Amortized Cost $4,180,707,873)		4,187,049,527
Other Assets Less Liabilities (-38.1%)		(1,155,739,175)

Net Assets (100%)		$3,031,310,352

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

†	Securities (totaling $13,418,745 or 0.4% of net assets) at fair value.

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At March 31, 2008, the market value of these securities amounted to $124,354,920 or 4.1% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(b)	Illiquid Security.

(e)	Step Bond - Coupon rate increases in increments to maturity. Rate disclosed is as of March 31, 2008. Maturity date disclosed is the ultimate maturity date.

(l)	Floating Rate Security. Rate disclosed is as of March 31, 2008.

(m)	Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933.

(o)	Discount Note Security. Effective rate calculated as of March 31, 2008.

(p)	Yield to maturity.

(r)	The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.

Glossary:

ABS — Asset-Backed Security

BRL — Brazilian Real

CMO — Collateralized Mortgage Obligation

EUR — European Currency Unit

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2008 (Unaudited)

IO — Interest Only

JPY — Japanese Yen

STRIPs — Separately Traded Receipt of Interest and Principal Security

TBA — Security is subject to delayed delivery.

At March 31, 2008 the Portfolio had the following futures contracts open: (Note 1)

	Number of Contracts	Expiration Date	Original Value	Value at 3/31/2008	Unrealized Appreciation/ (Depreciation)
Purchases
British Pound Sterling 90-Day	2,392	December-08	$563,323,630	$564,689,290	$1,365,660
EURODollar	237	December-08	57,864,440	57,970,200	105,760
EURODollar	88	June-09	21,444,715	21,478,600	33,885
U.S. 10 Year Treasury Notes	360	June-08	42,789,375	42,823,125	33,750
U.S. 2 Year Treasury Notes	310	June-08	66,567,535	66,543,437	(24,098)
U.S. 5 Year Treasury Notes	63	June-08	7,258,696	7,196,766	(61,930)
U.S. Long Bonds	609	June-08	71,929,246	72,347,297	418,051

					$1,871,078

Sales
EURODollar	88	June-10	$21,265,065	$21,279,500	$(14,435)
U.S. 10 Year Treasury Notes	536	June-08	62,804,096	63,758,875	(954,779)
U.S. Long Bonds	1,966	June-08	230,420,093	233,554,656	(3,134,563)

					$(4,103,777)

					$(2,232,699)

At March 31, 2008 the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

	Local Contract Buy Amount (000’s)	Local Contract Sell Amount (000’s)	U.S. $ Current Sell Value	U.S. $ Current Buy Value	Unrealized Appreciation/ (Depreciation)
Foreign Currency Buy Contracts
British Pound vs. U.S. Dollar, expiring 4/17/08	643	1,286	$1,286,000	$1,275,354	$(10,646)
Japanese Yen vs. U.S. Dollar, expiring 5/12/08	364,000	3,640	3,640,255	3,660,729	20,474

					$9,828

Foreign Currency Sell Contracts
Brazilian Real vs. U.S. Dollar, expiring 7/2/08	200	353	$197,368	$200,000	$2,632
Brazilian Real vs. U.S. Dollar, expiring 12/2/08	800	1,460	787,229	800,000	12,771
Brazilian Real vs. U.S. Dollar, expiring 12/2/08	1,400	2,554	1,377,274	1,400,000	22,726
Brazilian Real vs. U.S. Dollar, expiring 12/2/08	7,320	13,590	7,329,712	7,320,226	(9,486)
Brazilian Real vs. U.S. Dollar, expiring 12/2/08	200	367	197,724	200,000	2,276
British Pound vs. U.S. Dollar, expiring 4/17/08	3,663	1,853	3,673,665	3,663,381	(10,284)
European Union vs. U.S. Dollar, expiring 4/28/08	25,338	16,263	25,652,660	25,338,079	(314,581)
Japanese Yen vs. U.S. Dollar, expiring 5/12/08	10,180	1,034,961	10,408,549	10,179,610	(228,939)

					$(522,885)

					$(513,057)

Options Written: Options written through the period ended March 31, 2008 were as follows:

				Total Number of Contracts	Total Premiums Received
Options Outstanding - January 1, 2008				141	$80,552
Options Written				4,622	3,206,055
Options Terminated in Closing Purchase Transactions				(211)	(117,543)
Options Expired				—	—
Options Exercised				—	—

Options Outstanding - March 31, 2008				4,552	$3,169,064

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2008 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – Quoted prices in active markets for identical securities

•	Level 2 – Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Portfolio’s net assets as of March 31, 2008:

Description	Quoted Prices in Active Markets for Identical Securities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities	$11,023,950	$4,452,462,581	$13,418,745	$4,476,905,276
Other Investments*	1,957,106	60,879	—	2,017,985

Total	$12,981,056	$4,452,523,460	$13,418,745	$4,478,923,261

Liabilities:
Investments in Securities	$—	$282,307,405	$—	$282,307,405
Other Investments*	11,738,149	573,936	—	12,312,085

Total	$11,738,149	$282,881,341	$—	$294,619,490

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in Securities	Other Investments*
Balance as of 12/31/07	$18,933,120	$—
Total gains or losses (realized/unrealized) included in earnings	(639,973)	—
Purchases, sales, issuances, and settlements (net)	(836,118)	—
Transfers in and/or out of Level 3	(4,038,284)	—

Balance as of 3/31/08	$13,418,745	$—

The amount of total gains or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 3/31/08	$(639,818)	$—

*	Other investments are derivative instruments, such as futures, forwards, written options and swap contracts.

Investment security transactions for the three months ended March 31, 2008 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$4,342,483,557
Long-term U.S. Treasury securities	2,021,182,003

$6,363,665,560

Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$3,885,096,137
Long-term U.S. Treasury securities	1,911,260,335

$5,796,356,472

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER CORE BOND PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2008 (Unaudited)

As of March 31, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$60,023,782
Aggregate gross unrealized depreciation	(47,485,981)

Net unrealized appreciation	$12,537,801

Federal income tax cost of investments	$4,464,367,475

At March 31, 2008, the Portfolio had loaned securities with a total value of $60,473,962. This was secured by collateral of $60,565,600 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments. The remaining collateral of $1,055,272 was received in the form of short-term pooled securities, which the Portfolio cannot sell or repledge and accordingly are not reflected in the Portfolio’s assets and liabilities.

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER HEALTH CARE PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Staples (2.5%)
Food & Staples Retailing (2.3%)
CVS Caremark Corp.	123,545	$5,004,808
Drogasil S.A	88,886	658,528
Longs Drug Stores Corp.^	30,500	1,295,030
Walgreen Co.	57,100	2,174,939

		9,133,305

Personal Products (0.2%)
Herbalife Ltd.	21,402	1,016,595

Total Consumer Staples		10,149,900

Financials (0.3%)
Insurance (0.3%)
Amil Participacoes S.A.*	165,800	1,055,443

Total Financials		1,055,443

Health Care (90.7%)
Biotechnology (22.9%)
3SBio, Inc. (ADR)*	35,100	306,774
ACADIA Pharmaceuticals, Inc.*^	75,349	682,662
Acorda Therapeutics, Inc.*^	18,975	340,601
Alexion Pharmaceuticals, Inc.*^	16,555	981,711
Altus Pharmaceuticals, Inc.*^	25,544	116,225
Amgen, Inc.*	129,226	5,399,062
Amylin Pharmaceuticals, Inc.*^	100,163	2,925,761
Applera Corp.- Celera Group*^	161,070	2,367,729
Array BioPharma, Inc.*^	60,807	426,257
Avigen, Inc.*^	79,371	221,445
Biogen Idec, Inc.*^	27,119	1,672,971
BioMarin Pharmaceutical, Inc.*^	85,221	3,014,267
Celgene Corp.*	127,022	7,785,178
Cephalon, Inc.*^	64,370	4,145,428
Cougar Biotechnology, Inc.*†^	26,100	492,116
Cytokinetics, Inc.*^	175,800	583,656
Genentech, Inc.*	138,343	11,230,685
Gentium S.p.A. (ADR)*	27,000	173,340
Genzyme Corp.*	78,849	5,877,404
Gilead Sciences, Inc.*	294,507	15,175,946
Human Genome Sciences, Inc.*^	369,241	2,174,829
ImClone Systems, Inc.*	22,678	962,001
Incyte Corp.*^	106,362	1,117,865
Keryx Biopharmaceuticals, Inc.*^	316,700	190,020
Lifecell Corp.*^	19,440	817,063
Medarex, Inc.*^	94,506	836,378
Millennium Pharmaceuticals, Inc.*	261,412	4,041,430
Myriad Genetics, Inc.*^	7,538	303,706
Onyx Pharmaceuticals, Inc.*^	61,025	1,771,556
OSI Pharmaceuticals, Inc.*^	43,717	1,634,579
PDL BioPharma, Inc.*	56,204	595,200
Progenics Pharmaceuticals, Inc.*^	139,000	907,670
Regeneron Pharmaceuticals, Inc.*^	63,915	1,226,529
Rigel Pharmaceuticals, Inc.*^	28,404	530,019
Savient Pharmaceuticals, Inc.*^	58,825	1,176,500
Seattle Genetics, Inc.*^	101,400	922,740
United Therapeutics Corp.*^	48,303	4,187,870
Vermillion, Inc.*^	18,400	58,880
Vertex Pharmaceuticals, Inc.*^	83,656	1,998,542
ZymoGenetics, Inc.*^	165,862	1,625,448

		90,998,043

Health Care Distributors (1.8%)
Animal Health International, Inc.*^	62,717	686,124
Celesio AG	22,226	1,100,400
McKesson Corp.	94,079	4,926,917
Profarma Distribuidora de Productos Farmaceuticos S.A.	37,500	626,176

		7,339,617

Health Care Equipment (16.8%)
American Medical Systems Holdings, Inc.*^	100,415	1,424,889
Baxter International, Inc.	101,505	5,869,019
Beckman Coulter, Inc.	39,800	2,569,090
Becton, Dickinson & Co.	22,800	1,957,380
Boston Scientific Corp.*	146,770	1,888,930
Covidien Ltd.	29,512	1,305,906
DexCom, Inc.*^	80,462	333,113
DiaSorin S.p.A.*	49,367	1,010,078
EnteroMedics, Inc.*	128,232	534,728
Gen-Probe, Inc.*^	12,930	623,226
Hologic, Inc.*^	38,696	2,151,498
Hospira, Inc.*	70,486	3,014,686
Insulet Corp.*^	35,876	516,614
Intuitive Surgical, Inc.*	1,515	491,390
Medtronic, Inc.	375,213	18,149,053
Mindray Medical International Ltd. (ADR)^	36,500	1,056,310
ResMed, Inc.*^	25,454	1,073,650
Smith & Nephew plc. (ADR)^	30,490	2,012,035
Smith & Nephew plc.	134,871	1,784,032
St. Jude Medical, Inc.*	105,685	4,564,535
Stryker Corp.	47,500	3,089,875
Synthes, Inc.	8,167	1,142,278
Thoratec Corp.*^	29,866	426,785
Volcano Corp.*^	201,240	2,515,500
Wright Medical Group, Inc.*^	72,927	1,760,458
Zimmer Holdings, Inc.*	69,699	5,426,764

		66,691,822

Health Care Facilities (1.6%)
Assisted Living Concepts, Inc., Class A*^	117,518	692,181
Health Management Associates, Inc., Class A*^	200,800	1,062,232
Rhoen-Klinikum AG	83,037	2,460,647
Tenet Healthcare Corp.*	143,784	813,817
Universal Health Services, Inc., Class B	22,500	1,208,025

		6,236,902

Health Care Services (3.6%)
DaVita, Inc.*	27,707	1,323,286
Express Scripts, Inc.*	87,839	5,649,804
Fresenius Medical Care AG & Co. KGaA (ADR)	33,900	1,705,848
HMS Holdings Corp.*^	23,242	663,559
Laboratory Corp. of America Holdings*^	14,098	1,038,741
Medco Health Solutions, Inc.*	62,150	2,721,549
Quest Diagnostics, Inc.^	29,545	1,337,502

		14,440,289

Health Care Supplies (0.3%)
Align Technology, Inc.*^	57,753	641,636
Immucor, Inc.*^	19,779	422,084
Xtent, Inc.*^	49,610	248,050

		1,311,770

Health Care Technology (0.3%)
Allscripts Healthcare Solutions, Inc.*^	39,367	406,267
Eclipsys Corp.*^	34,600	678,506

		1,084,773

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER HEALTH CARE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
Life Sciences Tools & Services (8.1%)
AMAG Pharmaceuticals, Inc.*^	18,630	$753,211
Applera Corp.- Applied Biosystems Group	75,582	2,483,625
Charles River Laboratories International, Inc.*^	97,236	5,731,090
Covance, Inc.*	39,195	3,252,009
Exelixis, Inc.*^	96,000	667,200
Invitrogen Corp.*	12,527	1,070,683
MDS, Inc.*	72,372	1,410,142
Millipore Corp.*	10,764	725,601
Pharmaceutical Product Development, Inc.	74,585	3,125,112
Qiagen N.V.*^	131,110	2,727,088
Thermo Fisher Scientific, Inc.*	133,591	7,593,312
Varian, Inc.*^	11,970	693,302
Waters Corp.*	34,916	1,944,821

		32,177,196

Managed Health Care (4.4%)
Aetna, Inc.	73,760	3,104,559
CIGNA Corp.	31,855	1,292,357
Coventry Health Care, Inc.*	62,200	2,509,770
Health Net, Inc.*	73,612	2,267,250
UnitedHealth Group, Inc.	177,925	6,113,503
WellPoint, Inc.*	51,087	2,254,469

		17,541,908

Pharmaceuticals (30.9%)
Abbott Laboratories	222,850	12,290,178
Allergan, Inc.	67,830	3,824,934
ARYx Therapeutics, Inc.*	53,603	423,464
Astellas Pharma, Inc.	91,900	3,558,728
AstraZeneca plc (ADR)	77,300	2,936,627
Barr Pharmaceuticals, Inc.*	32,900	1,589,399
Biodel, Inc.*^	17,114	185,687
BioMimetic Therapeutics, Inc.*^	60,650	485,200
Bristol-Myers Squibb Co.	72,800	1,550,640
Cadence Pharmaceuticals, Inc.*^	134,976	803,107
Daiichi Sankyo Co., Ltd.	137,600	4,065,329
EastPharma Ltd. (GDR)*§†	64,716	582,444
Eisai Co., Ltd.	95,800	3,267,656
Elan Corp. plc (ADR)*^	155,000	3,233,300
Eli Lilly & Co.	41,400	2,135,826
Endo Pharmaceuticals Holdings, Inc.*	27,826	666,154
Forest Laboratories, Inc.*	98,410	3,937,384
H. Lunbeck A/S	29,700	741,965
Hikma Pharmaceuticals plc	78,567	730,523
Inspire Pharmaceuticals, Inc.*^	69,779	268,649
Ipsen	44,348	2,517,718
Johnson & Johnson	81,267	5,271,790
Laboratorios Almirall S.A.*	99,875	2,037,195
MAP Pharmaceuticals, Inc.*	25,280	353,162
Matrixx Initiatives, Inc.*^	28,254	413,639
Medicines Co.*^	101,167	2,043,573
Medicis Pharmaceutical Corp., Class A^	33,082	651,385
Merck & Co., Inc.	117,942	4,475,899
Merck KGaA	12,402	1,528,584
Novartis AG (ADR)	36,021	1,845,356
Pfizer, Inc.	99,721	2,087,161
Pharmstandard OJSC, Class S (GDR)*§†	14,600	343,100
Roche Holding AG	25,686	4,834,068
Sanofi-Aventis S.A. (ADR)	94,624	3,552,185
Sanofi-Aventis S.A.	13,417	1,006,573
Schering-Plough Corp.	739,746	10,659,740
Shionogi & Co., Ltd.	259,901	4,437,716
Shire plc (ADR)	80,642	4,674,010
Takeda Pharmaceutical Co., Ltd.	24,700	1,236,487
Teva Pharmaceutical Industries Ltd. (ADR)^	145,270	6,710,021
UCB S.A. (Brussels Exchange)	66,590	2,313,363
UCB S.A. (Frankfurt Exchange)	9,800	349,971
Wyeth	282,208	11,785,006
XenoPort, Inc.*^	10,650	431,005

		122,835,901

Total Health Care		360,658,221

Industrials (0.1%)
Industrial Conglomerates (0.1%)
Teleflex, Inc.	11,965	570,850

Total Industrials		570,850

Materials (0.4%)
Chemicals (0.4%)
Bayer AG	18,602	1,490,715

Total Materials		1,490,715

Total Common Stocks (94.0%) (Cost $381,097,905)		373,925,129

	Principal Amount
SHORT-TERM INVESTMENTS:
Short-Term Investments of Cash Collateral for Securities Loaned (15.9%)
Atlantis One Funding Corp.
3.06%, 4/2/08	$364,168	364,168
Banco de Sabadell S.A.
3.89%, 4/23/09 (l)	810,704	810,704
Bank of Ireland
2.60%, 12/19/08 (l)	1,351,033	1,351,033
Bank of Scotland plc/London
3.30%, 4/1/08	2,432,112	2,432,112
BBVA Senior Finance S.A.
2.95%, 3/12/10 (l)	594,516	594,516
Belmont Funding LLC
4.00%, 4/1/08	2,026,534	2,026,534
CIT Group Holdings, Inc.
3.97%, 5/19/08 (l)	1,297,126	1,297,126
Citigroup Funding, Inc.
2.36%, 3/16/09 (l)	810,704	810,704
Citigroup Global Markets, Inc.
3.30%, 4/7/08 (l)	632,835	632,835
Comerica Bank
2.84%, 3/16/09 (l)	270,218	270,218
Commonwealth Bank of Australia/London
3.00%, 4/1/08	2,432,112	2,432,112
DekaBank Deutsche Girozentrale
3.93%, 4/30/09 (l)	702,610	702,610
Den Danske Bank/Copenhagen
3.40%, 4/1/08	864,751	864,751
Deutsche Bank AG/London
2.49%, 5/1/08 (l)	1,351,173	1,351,173
DZ Bank International Singapore Ltd.
3.50%, 4/1/08	2,060,539	2,060,539
Fifth Third Bancorp
2.61%, 8/22/08 (l)	81,070	81,070
First Tennessee Bank
2.85%, 8/15/08 (l)	2,432,069	2,432,069
G.X. Clarke & Co., Repurchase Agreement
2.80%, 4/1/08 (r)	7,998,944	7,998,944

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER HEALTH CARE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2008 (Unaudited)

	Principal Amount	Value (Note 1)
General Electric Capital Corp.
2.40%, 3/12/10 (l)	$108,094	$108,094
Goldman Sachs Group, Inc.
3.12%, 8/18/08 (l)	540,469	540,469
2.41%, 3/27/09 (l)	756,657	756,657
Goldman Sachs Group, Inc., Repurchase Agreement
2.75%, 4/1/08 (r)	11,767,976	11,767,976
Hartford Life, Inc.
3.25%, 2/2/09 (l)	216,188	216,188
HSBC Holdings plc/London
2.75%, 4/1/08	2,432,111	2,432,111
K2 (USA) LLC
2.37%, 5/29/09 (l)	1,080,567	1,080,567
2.37%, 6/18/09 (l)	1,350,667	1,350,667
Kommunalkredit Austria AG
3.07%, 7/8/08 (l)	1,621,395	1,621,395
Landesbank Baden-Wuerttemberg/New York
3.32%, 7/9/08 (l)	1,351,173	1,351,173
Landesbank Hessen-Thueringen/Frankfurt
3.00%, 4/1/08	2,432,112	2,432,112
Lehman Brothers Holdings, Inc.
3.17%, 8/21/09 (l)	675,580	675,580
Links Finance LLC
2.37%, 6/25/09 (l)	405,225	405,225
MBIA Global Funding LLC
2.37%, 3/30/09 (l)	675,587	675,587
Monumental Global Funding II
2.36%, 4/25/08 (l)	648,563	648,563
2.43%, 5/26/10 (l)	1,270,103	1,270,103
Morgan Stanley
3.59%, 2/9/09 (l)	2,099,953	2,099,953
3.15%, 5/7/09 (l)	1,351,173	1,351,173
Pricoa Global Funding I
2.40%, 6/25/10 (l)	810,521	810,521
San Paolo IMI/Ireland
4.62%, 4/8/08	133,226	133,226
Santander U.S. Debt S.A.U.
2.45%, 9/19/08 (l)	1,352,546	1,352,546
Ulster Bank Ireland Ltd.
2.72%, 4/18/08 (l)	1,351,173	1,351,173
Wachovia Bank N.A.
2.37%, 10/2/08 (l)	270,235	270,235

Total Short-Term Investments of Cash Collateral for Securities Loaned		63,214,512

Time Deposit (5.8%)
JPMorgan Chase Nassau
1.59%, 4/1/08	23,228,261	23,228,261

Total Short-Term Investments (21.7%) (Amortized Cost $86,442,773)		86,442,773

	Number of Contracts (c)
OPTION PURCHASED:
Call Option Purchased (0.0%)
Shire plc (ADR)
April 2008 @ $67.50*	379	24,635

Total Options Purchased (0.0%) (Cost $44,722)		24,635

Total Investments (115.7%) (Cost/Amortized Cost $467,585,400)		460,392,537
Other Assets Less Liabilities (-15.7%)		(62,549,433)

Net Assets (100%)		$397,843,104

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

†	Securities (totaling $1,417,660 or 0.4% of net assets) at fair value.

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At March 31, 2008, the market value of these securities amounted to $925,544 or 0.2% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(c)	One contract relates to 100 shares.

(l)	Floating Rate Security. Rate disclosed is as of March 31, 2008.

(r)	The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.

Glossary:

ADR — American Depositary Receipt

GDR — Global Depositary Receipt

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER HEALTH CARE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2008 (Unaudited)

At March 31, 2008 the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

	Local Contract Buy Amount (000’s)	Local Contract Sell Amount (000’s)	U.S. $ Current Sell Value	U.S. $ Current Buy Value	Unrealized Appreciation/ (Depreciation)
Foreign Currency Buy Contracts
British Pound vs. U.S. Dollar, expiring 5/8/08	140	280	$279,916	$277,117	$(2,799)
British Pound vs. U.S. Dollar, expiring 5/8/08	180	349	349,344	356,294	6,950
Swiss Franc vs. U.S. Dollar, expiring 5/8/08	700	684	684,115	704,934	20,819

					$24,970

Foreign Currency Sell Contracts
British Pound vs. U.S. Dollar, expiring 5/8/08	2,280	1,170	$2,315,910	$2,280,120	$(35,790)
European Union vs. U.S. Dollar, expiring 5/8/08	5,429	3,720	5,865,138	5,429,154	(435,984)
Swiss Franc vs. U.S. Dollar, expiring 5/8/08	3,698	4,055	4,083,585	3,698,063	(385,522)

					$(857,296)

					$(832,326)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – Quoted prices in active markets for identical securities

•	Level 2 – Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Portfolio’s net assets as of March 31, 2008:

Description	Quoted Prices in Active Markets for Identical Securities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities	$330,918,076	$128,056,801	$1,417,660	$460,392,537
Other Investments*	—	27,769	—	27,769

Total	$330,918,076	$128,084,570	$1,417,660	$460,420,306

Liabilities:
Investments in Securities	$—	$—	$—	$—
Other Investments*	—	860,095	—	860,095

Total	$—	$860,095	$—	$860,095

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in Securities	Other Investments*
Balance as of 12/31/07	$1,425,571	$—
Total gains or losses (realized/unrealized) included in earnings	26,082	—
Purchases, sales, issuances, and settlements (net)	(526,109)	—
Transfers in and/or out of Level 3	492,116	—

Balance as of 3/31/08	$1,417,660	$—

The amount of total gains or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 3/31/08	$(265,789)	$—

*	Other investments are derivative instruments, such as futures, forwards, written options and swap contracts.

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER HEALTH CARE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2008 (Unaudited)

Investment security transactions for the three months ended March 31, 2008 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$123,016,163
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$108,967,245

As of March 31, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$26,415,776
Aggregate gross unrealized depreciation	(39,417,299)

Net unrealized depreciation	$(13,001,523)

Federal income tax cost of investments	$473,394,060

At March 31, 2008, the Portfolio had loaned securities with a total value of $62,058,572. This was secured by collateral of $63,214,512 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments. Additionally, uninvested cash received as collateral on loaned securities was held in an interest bearing account in the amount of $28,274, which the Portfolio cannot repledge and accordingly is not reflected in the Portfolio’s assets and liabilities.

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER HIGH YIELD PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2008 (Unaudited)

	Principal Amount	Value (Note 1)
LONG TERM DEBT SECURITIES:
Asset-Backed and Mortgage-Backed Securities (0.6%)
Asset-Backed Securities (0.6%)
Pegasus Aviation Lease Securitization, Series 01-1A A1
3.538%, 5/10/31(l)§	$3,800,000	$1,976,000
Triton Aviation Finance,
Series 1A A1
3.588%, 6/15/25(l)(b)§	10,139,557	8,314,437

Total Asset-Backed and Mortgage-Backed Securities		10,290,437

Convertible Bonds (0.5%)
Energy (0.1%)
Oil, Gas & Consumable Fuels (0.1%)
Chesapeake Energy Corp.
2.750%, 11/15/35^	$625,000	834,375
2.500%, 5/15/37^	1,175,000	1,480,500

Total Energy		2,314,875

Financials (0.1%)
Capital Markets (0.1%)
Deutsche Bank AG/London
(Zero Coupon), 7/14/08§	500,000	248,500
(Zero Coupon), 9/29/08§	600,000	298,380
(Zero Coupon), 10/24/08§	625,000	326,375

		873,255

Real Estate Investment Trusts (REITs) (0.0%)
Ventas, Inc. (REIT)
3.875%, 11/15/11§^	600,000	663,750

Total Financials		1,537,005

Information Technology (0.1%)
Communications Equipment (0.1%)
Nortel Networks Corp.
1.750%, 4/15/12^	350,000	236,250
2.125%, 4/15/14	1,725,000	1,071,656

		1,307,906

Semiconductors & Semiconductor Equipment (0.0%)
Advanced Micro Devices, Inc.
6.000%, 5/1/15	1,650,000	1,037,438

Total Information Technology		2,345,344

Telecommunication Services (0.1%)
Diversified Telecommunication Services (0.1%)
Qwest Communications International, Inc.
3.500%, 11/15/25	1,625,000	1,669,687

Total Telecommunication Services		1,669,687

Utilities (0.1%)
Multi-Utilities & Unregulated Power (0.1%)
CMS Energy Corp.
2.875%, 12/1/24	1,875,000	2,118,750

Total Utilities		2,118,750

Total Convertible Bonds		9,985,661

Corporate Bonds (89.2%)
Consumer Discretionary (20.8%)
Auto Components (2.8%)
Allison Transmission, Inc.
11.000%, 11/1/15§^	1,300,000	1,131,000
11.250%, 11/1/15 PIK§^	10,475,000	8,694,250
American Tire Distributors, Inc.
8.948%, 4/1/12(l)	4,500,000	4,027,500
8.948%, 4/1/12(l)§	4,300,000	3,848,500
ArvinMeritor, Inc.
8.750%, 3/1/12	6,470,000	5,920,050
8.125%, 9/15/15^	1,118,000	911,170
Cooper-Standard Automotive, Inc.
7.000%, 12/15/12^	3,805,000	3,272,300
Goodyear Tire & Rubber Co.
9.000%, 7/1/15^	4,530,000	4,790,475
Tenneco, Inc.
8.625%, 11/15/14^	5,800,000	5,698,500
8.125%, 11/15/15§^	625,000	620,313
Series B
10.250%, 7/15/13	1,627,000	1,724,620
TRW Automotive, Inc.
7.000%, 3/15/14§^	2,190,000	2,020,275
7.250%, 3/15/17§^	5,190,000	4,722,900
United Components, Inc.
9.375%, 6/15/13^	4,090,000	3,747,462

		51,129,315

Automobiles (1.0%)
Ford Motor Co.
8.875%, 1/15/22	2,000,000	1,555,000
7.500%, 8/1/26	3,000,000	1,920,000
7.450%, 7/16/31^	3,575,000	2,359,500
General Motors Corp.
7.125%, 7/15/13^	2,700,000	2,079,000
7.700%, 4/15/16	1,375,000	1,003,750
8.250%, 7/15/23^	8,900,000	6,230,000
8.100%, 6/15/24^	1,550,000	1,077,250
7.400%, 9/1/25	3,550,000	2,378,500

		18,603,000

Distributors (0.5%)
Buhrmann U.S., Inc.
8.250%, 7/1/14	2,000,000	1,880,000
7.875%, 3/1/15	1,700,000	1,589,500
SGS International, Inc.
12.000%, 12/15/13^	6,035,000	5,205,187

		8,674,687

Diversified Consumer Services (0.1%)
Service Corp. International
7.375%, 10/1/14	500,000	500,625
7.625%, 10/1/18	1,475,000	1,482,375

		1,983,000

Hotels, Restaurants & Leisure (3.3%)
Choctaw Resort Development Enterprise
7.250%, 11/15/19§	3,753,000	3,265,110
Downstream Development Authority of the Quapaw Tribe of Oklahoma
12.000%, 10/15/15§	4,000,000	3,160,000
El Pollo Loco, Inc.
11.750%, 11/15/13^	4,000,000	3,860,000
Herbst Gaming, Inc.
8.125%, 6/1/12^	1,200,000	219,000
Indianapolis Downs LLC & Capital Corp.
11.000%, 11/1/12§^	4,400,000	3,828,000

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER HIGH YIELD PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2008 (Unaudited)

	Principal Amount		Value (Note 1)
Landry’s Restaurants, Inc.
9.500%, 12/15/14^		$4,385,000	$4,275,375
MGM MIRAGE
6.625%, 7/15/15		3,050,000	2,653,500
6.875%, 4/1/16^		800,000	700,000
7.500%, 6/1/16		1,275,000	1,147,500
Mirage Resorts, Inc.
7.250%, 8/1/17^		3,060,000	2,746,350
Outback Steakhouse, Inc.
10.000%, 6/15/15§^		4,400,000	2,772,000
Royal Caribbean Cruises Ltd.
7.250%, 3/15/18		2,500,000	2,208,685
Shingle Springs Tribal Gaming Authority
9.375%, 6/15/15§^		4,750,000	4,203,750
Station Casinos, Inc.
6.875%, 3/1/16^		2,210,000	1,287,325
7.750%, 8/15/16^		4,635,000	3,731,175
Travelport LLC
7.701%, 9/1/14(l)		1,000,000	810,000
9.875%, 9/1/14^		5,375,000	4,824,062
11.875%, 9/1/16^		3,532,000	3,002,200
Trump Entertainment Resorts, Inc.
8.500%, 6/1/15^		3,450,000	2,328,750
Turning Stone Resort Casino Enterprise
9.125%, 12/15/10§		4,075,000	3,952,750
Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp.
6.625%, 12/1/14^		4,329,000	4,166,663

			59,142,195

Household Durables (1.0%)
Blyth, Inc.
5.500%, 11/1/13		8,050,000	6,661,375
Jarden Corp.
7.500%, 5/1/17^		3,000,000	2,625,000
Sealy Mattress Co.
8.250%, 6/15/14		4,000,000	3,340,000
Simmons Co.
7.875%, 1/15/14		7,300,000	5,986,000

			18,612,375

Internet & Catalog Retail (0.1%)
Visant Corp.
7.625%, 10/1/12		1,710,000	1,662,975

Media (11.0%)
AMC Entertainment, Inc.
11.000%, 2/1/16^		9,240,000	8,650,950
Block Communications, Inc.
8.250%, 12/15/15§		5,000,000	4,700,000
CanWest Media, Inc.
8.000%, 9/15/12		4,250,000	4,037,500
CCH I Holdings LLC/CCH I Holdings Capital Corp.
11.000%, 10/1/15^		1,000,000	687,500
CCH I LLC/CCH I Capital Corp.
11.000%, 10/1/15^		6,299,000	4,377,805
CCH II LLC/CCH II Capital Corp.
Series B
10.250%, 9/15/10		3,000,000	2,722,500
CCO Holdings LLC/CCO Holdings Capital Corp.
8.750%, 11/15/13^		10,720,000	9,165,600
Charter Communications Operating LLC/ Charter Communications Operating Capital Corp.
8.000%, 4/30/12§		650,000	596,375
8.375%, 4/30/14§		500,000	450,000
Cinemark, Inc.
0.000%, 3/15/14(e)		8,600,000	7,740,000
Clear Channel Communications, Inc.
4.250%, 5/15/09		6,750,000	6,547,500
CSC Holdings, Inc.
6.750%, 4/15/12		5,264,000	5,079,760
7.625%, 7/15/18		4,550,000	4,151,875
Series B
7.625%, 4/1/11		3,570,000	3,529,838
Dex Media West LLC/Dex Media Finance Co., Series B
8.500%, 8/15/10		5,843,000	5,682,317
9.875%, 8/15/13		6,856,000	5,964,720
Dex Media, Inc.
8.000%, 11/15/13		2,675,000	1,952,750
Echostar DBS Corp.
7.000%, 10/1/13		500,000	471,250
6.625%, 10/1/14		1,885,000	1,715,350
7.125%, 2/1/16		9,290,000	8,662,925
Gallery Capital S.A.
10.125%, 5/15/13§		3,550,000	2,658,063
Idearc, Inc.
8.000%, 11/15/16		4,401,000	2,849,647
Intelsat Corp.
9.000%, 8/15/14		750,000	755,625
9.000%, 6/15/16		1,700,000	1,712,750
Intelsat Jackson Holdings Ltd.
9.250%, 6/15/16		800,000	806,000
Intelsat Subsidiary Holding Co., Ltd.
8.250%, 1/15/13		4,740,000	4,775,550
8.625%, 1/15/15		5,095,000	5,133,212
Interpublic Group of Cos., Inc.
5.400%, 11/15/09		4,000,000	3,820,000
6.250%, 11/15/14		5,000,000	4,031,250
Kabel Deutschland GmbH
10.625%, 7/1/14^		4,000,000	3,925,000
Lighthouse International Co. S.A.
8.000%, 4/30/14§	EUR	3,205,000	3,946,717
8.000%, 4/30/14(m)(b)		75,000	92,357
Network Communications, Inc.
10.750%, 12/1/13		$7,350,000	5,475,750
Quebecor Media, Inc.
7.750%, 3/15/16		1,025,000	935,313
7.750%, 3/15/16§		11,200,000	10,220,000
R.H. Donnelley Corp.
8.875%, 10/15/17§^		7,455,000	4,659,375
Series A-3
8.875%, 1/15/16		11,705,000	7,403,412
Reader’s Digest Association, Inc.
9.000%, 2/15/17§^		8,000,000	5,340,000
Stratos Global Corp.
9.875%, 2/15/13		7,075,000	7,189,969
Unity Media GmbH
10.125%, 2/15/15§	EUR	1,750,000	2,597,044
10.375%, 2/15/15§		$7,250,000	6,525,000
UPC Holding B.V.
7.750%, 1/15/14(m)(b)	EUR	925,000	1,297,881
8.625%, 1/15/14(m)(b)^		2,500,000	3,566,988
8.625%, 1/15/14§^		11,000,000	15,694,748
WMG Holdings Corp.
0.000%, 12/15/14(e)		$12,120,000	6,302,400

			198,600,566

Multiline Retail (0.2%)
Bon-Ton Department Stores, Inc.
10.250%, 3/15/14^		6,500,000	4,338,750
Saks, Inc.
8.250%, 11/15/08		714	716

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER HIGH YIELD PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2008 (Unaudited)

	Principal Amount	Value (Note 1)
		$4,339,466

Textiles, Apparel & Luxury Goods (0.8%)
Perry Ellis International, Inc., Series B
8.875%, 9/15/13	7,325,000	6,995,375
Quiksilver, Inc.
6.875%, 4/15/15^	2,175,000	1,750,875
Rafaella Apparel Group, Inc. Series B
11.250%, 6/15/11^	7,639,000	5,729,250

		14,475,500

Total Consumer Discretionary		377,223,079

Consumer Staples (4.5%)
Beverages (0.1%)
Cott Beverages USA, Inc.
8.000%, 12/15/11	1,417,000	1,147,770

Food & Staples Retailing (2.0%)
Albertsons, Inc.
7.750%, 6/15/26	2,500,000	2,357,530
6.570%, 2/23/28	100,000	80,375
7.450%, 8/1/29	4,250,000	3,913,425
8.000%, 5/1/31	600,000	571,956
American Stores Co.
8.000%, 6/1/26	2,690,000	2,722,264
General Nutrition Centers, Inc.
7.199%, 3/15/14 PIK(l)^	7,395,000	6,174,825
Ingles Markets, Inc.
8.875%, 12/1/11^	9,903,000	10,002,030
Rite Aid Corp.
8.125%, 5/1/10^	1,000,000	975,000
8.625%, 3/1/15^	2,500,000	1,906,250
9.375%, 12/15/15^	7,450,000	5,848,250
Roundy’s, Inc.,
Term Loan
5.690%, 10/27/11	1,466,438	1,367,453
Term Loan B
(Zero Coupon), 10/27/11	3,713	3,462

		35,922,820

Food Products (0.1%)
Pilgrim’s Pride Corp.
7.625%, 5/1/15^	1,010,000	972,125
Southern States Cooperative, Inc.
11.000%, 11/1/10§	1,000,000	1,020,000

		1,992,125

Household Products (1.7%)
American Achievement Corp.
8.250%, 4/1/12	9,035,000	8,063,737
Amscan Holdings, Inc.
8.750%, 5/1/14^	8,100,000	7,107,750
Prestige Brands, Inc.
9.250%, 4/15/12^	7,769,000	7,497,085
Visant Holding Corp.
0.000%, 12/1/13(e)^	4,525,000	4,230,875
Yankee Acquisition Corp. Series B
8.500%, 2/15/15^	6,000,000	4,845,000

		31,744,447

Tobacco (0.6%)
Reynolds American, Inc.
7.750%, 6/1/18	2,040,000	2,145,095
Vector Group Ltd.
11.000%, 8/15/15(b)§	8,250,000	8,250,000

		10,395,095

Total Consumer Staples		81,202,257

Energy (7.1%)
Energy Equipment & Services (1.1%)
Cie Generale de Geophysique-Veritas
7.500%, 5/15/15^	1,000,000	1,015,000
7.750%, 5/15/17	4,100,000	4,161,500
Dresser-Rand Group, Inc.
7.375%, 11/1/14	61,000	59,780
Forbes Energy Services LLC
11.000%, 2/15/15(b)§	6,000,000	5,880,000
Helix Energy Solutions Group, Inc.
9.500%, 1/15/16§	3,650,000	3,650,000
Stewart & Stevenson LLC
10.000%, 7/15/14	5,500,000	5,280,000

		20,046,280

Oil, Gas & Consumable Fuels (6.0%)
Alpha Natural Resources LLC/Alpha Natural Resources Capital Corp.
10.000%, 6/1/12	4,975,000	5,198,875
Chesapeake Energy Corp.
7.000%, 8/15/14	5,200,000	5,213,000
6.625%, 1/15/16^	1,000,000	980,000
6.875%, 1/15/16	4,675,000	4,628,250
Citic Resources Finance Ltd.
6.750%, 5/15/14§^	425,000	382,500
Connacher Oil and Gas Ltd.
10.250%, 12/15/15§	5,400,000	5,440,500
El Paso Corp.
6.875%, 6/15/14	50,000	50,989
7.000%, 6/15/17	9,375,000	9,642,272
8.050%, 10/15/30	3,700,000	3,864,587
Energy Partners Ltd.
9.750%, 4/15/14^	6,025,000	4,970,625
Energy XXI Gulf Coast, Inc.
10.000%, 6/15/13^	7,500,000	6,225,000
Enterprise Products Operating LP
8.375%, 8/1/66(l)	3,275,000	3,187,754
Ferrellgas Escrow LLC/Ferrellgas Finance Escrow Corp.
6.750%, 5/1/14^	5,060,000	4,933,500
Ferrellgas Partners LP/ Ferrellgas Partners Finance Corp.
7.240%, 8/1/10†	9,000,000	9,180,000
8.750%, 6/15/12	3,000,000	3,048,750
Inergy LP/Inergy Finance Corp.
6.875%, 12/15/14^	1,150,000	1,121,250
8.250%, 3/1/16^	3,755,000	3,839,487
OPTI Canada, Inc.
8.250%, 12/15/14	2,425,000	2,400,750
PetroHawk Energy Corp.
9.125%, 7/15/13	4,725,000	4,854,938
Stone Energy Corp.
8.250%, 12/15/11^	6,500,000	6,435,000
Tesoro Corp.
6.250%, 11/1/12	200,000	188,500
6.625%, 11/1/15	3,000,000	2,775,000
6.500%, 6/1/17	1,350,000	1,208,250
VeraSun Energy Corp.
9.875%, 12/15/12^	6,300,000	5,827,500
9.375%, 6/1/17§	2,350,000	1,609,750
See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER HIGH YIELD PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2008 (Unaudited)

	Principal Amount		Value (Note 1)
Williams Cos., Inc.
7.875%, 9/1/21		$7,175,000	$7,775,906
Series A
7.500%, 1/15/31		2,775,000	2,892,938

			107,875,871

Total Energy			127,922,151

Financials (15.3%)
Capital Markets (0.8%)
Goldman Sachs Group, Inc.
6.750%, 10/1/37		5,700,000	5,302,898
Lehman Brothers Holdings, Inc.
5.625%, 1/24/13		2,250,000	2,187,821
6.750%, 12/28/17		4,025,000	3,869,293
UBS Capital Jersey Ltd.
7.152%, 12/31/49(l)	EUR	2,200,000	3,070,353

			14,430,365

Commercial Banks (2.0%)
Barclays Bank plc
6.050%, 12/4/17§		$2,475,000	2,414,048
7.434%, 9/29/49(l)§		2,000,000	1,808,168
5.926%, 9/30/49(l)§		2,700,000	2,315,507
HSBC Holdings plc
6.500%, 9/15/37		5,100,000	4,838,069
Rabobank Capital Funding Trust III
5.254%, 12/31/49(l)§		1,100,000	913,631
Royal Bank of Scotland Group plc
7.640%, 3/31/49(l)		6,500,000	5,597,735
Societe Generale S.A.
6.999%, 12/31/49(l)	EUR	600,000	884,969
UBS AG/Connecticut
5.875%, 12/20/17		$2,100,000	2,146,469
Wachovia Corp.
7.980%, 12/31/49(l)		15,000,000	14,737,500

			35,656,096

Consumer Finance (4.8%)
American Express Co.
7.000%, 3/19/18		8,425,000	8,844,725
Ford Motor Credit Co. LLC
5.800%, 1/12/09		3,400,000	3,239,132
7.375%, 10/28/09		3,750,000	3,416,749
9.750%, 9/15/10		3,200,000	2,850,474
7.375%, 2/1/11		3,340,000	2,785,096
9.875%, 8/10/11^		2,450,000	2,184,792
7.250%, 10/25/11		950,000	780,353
7.127%, 1/13/12(l)		1,750,000	1,294,547
7.800%, 6/1/12		18,875,000	15,569,497
7.000%, 10/1/13		2,000,000	1,560,038
8.000%, 12/15/16		3,110,000	2,434,523
GMAC Canada Ltd.
5.750%, 12/4/08	CAD	4,000,000	3,691,558
6.625%, 12/17/10^	GBP	6,000,000	9,526,320
GMAC LLC
4.315%, 5/15/09(l)		$1,000,000	854,665
7.250%, 3/2/11		2,925,000	2,303,043
6.000%, 4/1/11		3,070,000	2,377,770
6.625%, 5/15/12		5,075,000	3,839,146
6.875%, 8/28/12		8,400,000	6,383,412
6.750%, 12/1/14		8,840,000	6,256,077
8.000%, 11/1/31		6,650,000	4,766,002
SLM Corp.
3.541%, 7/25/08(l)		1,425,000	1,400,578
3.491%, 7/26/10(l)		800,000	630,014
5.125%, 8/27/12		725,000	559,359
Diversified Financial Services (6.9%)
AES Ironwood LLC
8.857%, 11/30/25		6,196,862	6,723,595
AES Red Oak LLC, Series A
8.540%, 11/30/19		1,619,580	1,619,580
Altra Industrial Motion, Inc.
9.000%, 12/1/11		6,300,000	5,945,625
Bank of America Corp.
8.000%, 12/31/49(l)		4,350,000	4,355,220
C10 Capital SPV Ltd.
6.722%, 12/31/49(l)§		1,000,000	924,100
Citigroup Capital XXI
8.300%, 12/21/57(l)		3,025,000	2,980,753
Hawker Beechcraft Acquisition Co. LLC/ Hawker Beechcraft Notes Co.
8.500%, 4/1/15^		2,000,000	2,055,000
9.750%, 4/1/17^		3,250,000	3,233,750
Hexion U.S. Finance Corp/ Hexion Nova Scotia Finance ULC
9.750%, 11/15/14		4,450,000	4,772,625
Icahn Enterprises LP/Icahn Enterprises Finance Corp.
8.125%, 6/1/12		1,100,000	1,072,500
7.125%, 2/15/13^		9,275,000	8,417,063
Intelsat Jackson Holdings Ltd.
11.250%, 6/15/16		3,000,000	3,041,250
KAR Holdings, Inc.
10.000%, 5/1/15^		8,500,000	7,352,500
KRATON Polymers LLC/ KRATON Polymers Capita Corp.
8.125%, 1/15/14		4,200,000	3,486,000
Leucadia National Corp.
8.125%, 9/15/15		8,900,000	8,944,500
7.125%, 3/15/17		500,000	473,750
LVB Acquisition Merger Sub, Inc.
10.000%, 10/15/17§^		6,825,000	7,149,188
10.375%, 10/15/17 PIK§		2,250,000	2,334,375
11.625%, 10/15/17§		10,750,000	10,750,000
PNA Intermediate Holding Corp.
10.065%, 2/15/13 PIK(l)		8,525,000	6,628,187
Rainbow National Services LLC
10.375%, 9/1/14§		9,500,000	10,070,000
Santander Perpetual S.A.U.
6.671%, 12/31/49(l)§		3,000,000	2,703,483
Smurfit Kappa Funding plc
7.750%, 4/1/15		350,000	306,250
Susser Holdings LLC
10.625%, 12/15/13^		4,018,000	4,128,495
UBS Preferred Funding Trust V
6.243%, 12/31/49(l)		1,200,000	1,003,654
Universal City Development Partners Ltd.
11.750%, 4/1/10		7,570,000	7,778,175
Universal City Florida Holding Co. I/II
7.989%, 5/1/10(l)		2,600,000	2,522,000
8.375%, 5/1/10^		4,150,000	4,067,000

			124,838,618

Insurance (0.4%)
American International Group, Inc.
5.850%, 1/16/18		1,625,000	1,594,679
HUB International Holdings, Inc.
9.000%, 12/15/14§^		3,250,000	2,535,000
10.250%, 6/15/15§		5,000,000	3,650,000

			7,779,679

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER HIGH YIELD PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2008 (Unaudited)

	Principal Amount	Value (Note 1)
Real Estate Investment Trusts (REITs) (0.1%)
Ventas Realty LP/Ventas Capital Corp. (REIT)
9.000%, 5/1/12	$1,200,000	$1,263,000
7.125%, 6/1/15	1,000,000	992,500
6.750%, 4/1/17	285,000	278,588

		2,534,088

Real Estate Management & Development (0.1%)
Forest City Enterprises, Inc.
7.625%, 6/1/15	1,275,000	1,211,250
6.500%, 2/1/17	450,000	405,000

		1,616,250

Thrifts & Mortgage Finance (0.2%)
Residential Capital LLC
8.125%, 11/21/08	2,225,000	1,535,250
Washington Mutual, Inc.
8.250%, 4/1/10	2,425,000	2,109,750

		3,645,000

Total Financials		278,047,966

Health Care (7.1%)
Biotechnology (0.4%)
Angiotech Pharmaceuticals, Inc.
6.826%, 12/1/13(l)^	6,300,000	4,819,500
7.750%, 4/1/14	2,200,000	1,342,000

		6,161,500

Health Care Equipment & Supplies (0.3%)
Accellent, Inc.
10.500%, 12/1/13^	7,000,000	5,600,000

Health Care Providers & Services (4.7%)
Community Health Systems, Inc.
8.875%, 7/15/15	12,835,000	12,883,131
DaVita, Inc.
7.250%, 3/15/15^	6,410,000	6,249,750
Hanger Orthopedic Group, Inc.
10.250%, 6/1/14^	4,900,000	4,924,500
HCA, Inc.
6.750%, 7/15/13	4,830,000	4,274,550
9.125%, 11/15/14	600,000	618,000
7.190%, 11/15/15^	1,075,000	914,539
9.250%, 11/15/16	20,695,000	21,471,063
9.625%, 11/15/16 PIK	4,950,000	5,135,625
Health Management Associates, Inc.
6.125%, 4/15/16	3,850,000	3,253,250
HealthSouth Corp., Term Loan
5.210%, 2/2/13	7,587	6,989
5.500%, 2/2/13	1,570,656	1,446,966
Skilled Healthcare Group, Inc.
11.000%, 1/15/14	5,538,000	5,787,210
Surgical Care Affiliates, Inc.
8.875%, 7/15/15 PIK§	1,950,000	1,501,500
10.000%, 7/15/17§	3,250,000	2,437,500
Tenet Healthcare Corp.
7.375%, 2/1/13	1,430,000	1,276,275
U.S. Oncology Holdings, Inc.
7.949%, 3/15/12 PIK(l)	5,110,197	3,934,852
U.S. Oncology, Inc.
10.750%, 8/15/14^	10,000,000	9,875,000

		85,990,700

Pharmaceuticals (1.7%)
Argatroban Royalty Sub LLC
18.500%, 9/30/14†	5,969,617	5,850,225
Elan Finance plc/Elan Finance Corp.
7.201%, 12/1/13(l)	3,925,000	3,414,750
8.875%, 12/1/13	6,475,000	6,086,500
Phibro Animal Health Corp.
13.000%, 8/1/14§	9,540,000	9,540,000
Valeant Pharmaceuticals International
7.000%, 12/15/11	6,000,000	5,715,000

		30,606,475

Total Health Care		128,358,675

Industrials (6.9%)
Aerospace & Defense (0.6%)
Alion Science and Technology Corp.
10.250%, 2/1/15	8,000,000	4,520,000
Bombardier, Inc.
8.000%, 11/15/14§^	3,625,000	3,733,750
L-3 Communications Corp.
7.625%, 6/15/12^	3,030,000	3,101,963

		11,355,713

Airlines (0.6%)
Calair LLC/Calair Capital Corp.
8.125%, 4/1/08§	7,000,000	7,000,000
Continental Airlines, Inc., Series 01-1
7.373%, 12/15/15	1,148,258	1,039,174
Delta Air Lines, Inc.
8.954%, 8/10/14(b)§^	3,631,822	3,341,276
United Air Lines, Inc., Series 00-2
7.032%, 10/1/10	655,589	649,034

		12,029,484

Building Products (0.1%)
Nortek, Inc.
8.500%, 9/1/14^	2,090,000	1,546,600

Commercial Services & Supplies (1.9%)
Allied Waste North America, Inc.
7.250%, 3/15/15^	7,645,000	7,635,444
ARAMARK Corp.
8.500%, 2/1/15^	11,175,000	11,202,937
Knowledge Learning Center, Inc.
7.750%, 2/1/15§	6,610,000	6,180,350
MSX International UK/MXS International Business Services FR/MXS International GmBH
12.500%, 4/1/12§	5,620,000	4,496,000
Quintiles Transnational Corp., Term Loan
6.700%, 3/31/14	1,500,000	1,342,500
Sheridan Group, Inc.
10.250%, 8/15/11	4,125,000	3,635,156

		34,492,387

Construction & Engineering (0.4%)
Esco Corp.
8.625%, 12/15/13§	7,250,000	7,032,500

Electrical Equipment (0.5%)
Legrand France S.A.
8.500%, 2/15/25^	3,000,000	3,382,320
Superior Essex Communications LLC/Essex Group, Inc.
9.000%, 4/15/12^	5,500,000	5,293,750

		8,676,070

Industrial Conglomerates (0.8%)
Harland Clarke Holdings Corp.
7.815%, 5/15/15(l)	8,845,000	5,483,900

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER HIGH YIELD PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2008 (Unaudited)

	Principal Amount		Value (Note 1)
RBS Global, Inc. & Rexnord Corp.
9.500%, 8/1/14^		$5,500,000	$5,142,500
11.750%, 8/1/16^		4,550,000	3,935,750

			14,562,150

Machinery (0.6%)
Actuant Corp.
6.875%, 6/15/17§		2,730,000	2,695,875
Trimas Corp.
9.875%, 6/15/12^		9,278,000	8,071,860

			10,767,735

Road & Rail (1.4%)
Amadeus IT Group S.A., Term Loan
6.959%, 4/8/13(b)	EUR	2,000,000	2,688,084
Hertz Corp.,
8.875%, 1/1/14		$7,720,000	7,314,700
Term B Loan (Zero Coupon), 12/21/12		3,080	2,867
4.390%, 12/21/12		679,776	632,702
4.500%, 12/21/12		482,982	449,535
Term DD Loan
4.320%, 12/21/12		66,208	61,624
Term Loan
2.599%, 12/21/12		222,222	206,833
Kansas City Southern de Mexico S.A. de C.V.
9.375%, 5/1/12		2,250,000	2,323,125
Swift Transportation Co., Inc.
10.815%, 5/15/15(l)§		4,000,000	1,590,000
12.500%, 5/15/17§^		4,300,000	1,752,250
United Rentals North America, Inc.
6.500%, 2/15/12^		7,500,000	6,787,500
7.750%, 11/15/13^		1,500,000	1,222,500

			25,031,720

Total Industrials			125,494,359

Information Technology (6.0%)
Communications Equipment (1.0%)
Nortel Networks Ltd.
8.508%, 7/15/11(l)		9,875,000	8,467,812
10.125%, 7/15/13		10,475,000	9,584,625
10.750%, 7/15/16		625,000	571,094

			18,623,531

Computers & Peripherals (0.2%)
Seagate Technology HDD Holdings
3.538%, 10/1/09(l)		3,890,000	3,753,850

Electronic Equipment & Instruments (1.6%)
Celestica, Inc.
7.875%, 7/1/11^		10,560,000	10,375,200
7.625%, 7/1/13^		1,800,000	1,701,000
NXP B.V./NXP Funding LLC
8.625%, 10/15/15^	EUR	6,000,000	6,938,606
Sanmina-SCI Corp.
6.750%, 3/1/13		$1,000,000	867,500
5.550%, 6/15/14(l)§		7,000,000	6,300,000
8.125%, 3/1/16^		3,375,000	2,986,875

			29,169,181

IT Services (1.8%)
Compucom Systems, Inc.
12.500%, 10/1/15§		3,600,000	3,366,000
First Data Corp.
9.875%, 9/24/15§^		10,625,000	8,739,062
Iron Mountain, Inc.
8.625%, 4/1/13		4,253,000	4,295,530
SunGard Data Systems, Inc.
9.125%, 8/15/13^		10,525,000	10,630,250
10.250%, 8/15/15^		5,000,000	5,025,000

			32,055,842

Semiconductors & Semiconductor Equipment (1.4%)
Amkor Technologies, Inc.
7.750%, 5/15/13^		8,750,000	7,984,375
Freescale Semiconductor, Inc.
8.875%, 12/15/14		6,675,000	5,223,188
9.125%, 12/15/14 PIK		9,350,000	6,825,500
Sensata Technologies B.V.
8.000%, 5/1/14^		6,975,000	6,138,000

			26,171,063

Total Information Technology			109,773,467

Materials (7.6%)
Chemicals (2.5%)
Arco Chemical Co.
10.250%, 11/1/10		100,000	101,500
Chemtura Corp.
6.875%, 6/1/16		3,225,000	2,870,250
Hercules, Inc.
6.750%, 10/15/29		3,650,000	3,431,000
Huntsman LLC
11.625%, 10/15/10		2,800,000	2,961,000
11.500%, 7/15/12		3,787,000	4,033,155
Ineos Group Holdings plc
8.500%, 2/15/16§^		14,325,000	11,137,687
Momentive Performance Materials, Inc.
11.500%, 12/1/16^		4,675,000	3,558,844
Nalco Co.
8.875%, 11/15/13^		3,750,000	3,853,125
Nova Chemicals Corp.
7.863%, 11/15/13(l)^		5,704,000	4,777,100
Reichhold Industries, Inc.
9.000%, 8/15/14§		4,745,000	4,650,100
Rockwood Specialties Group, Inc.
7.500%, 11/15/14^		4,405,000	4,272,850

			45,646,611

Containers & Packaging (2.1%)
BCP Holdings Corp.
6.675%, 9/15/14(l)		200,000	158,000
8.875%, 9/15/14^		6,675,000	5,823,938
Berry Plastics Holding Corp.
10.250%, 3/1/16^		3,250,000	2,502,500
Cascades, Inc.
7.250%, 2/15/13		3,650,000	3,221,125
Crown Americas LLC/Crown Americas Capital Corp.
7.625%, 11/15/13		800,000	816,000
7.750%, 11/15/15^		3,355,000	3,447,262
Graham Packaging Co., Inc.
8.500%, 10/15/12^		3,450,000	3,105,000
9.875%, 10/15/14^		6,000,000	5,040,000
Impress Holdings B.V.
7.382%, 9/15/13(l)§		4,725,000	3,921,750
Norampac, Inc.
6.750%, 6/1/13		1,675,000	1,430,031
Owens-Brockway Glass Container, Inc.
8.250%, 5/15/13^		3,550,000	3,674,250
Russell-Stanley Holdings, Inc.
9.000%, 11/30/08(b)(h)§†		729,508	511
Smurfit-Stone Container Enterprises, Inc.
8.375%, 7/1/12		1,550,000	1,402,750
7.500%, 6/1/13		2,900,000	2,494,000

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER HIGH YIELD PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2008 (Unaudited)

	Principal Amount		Value (Note 1)
			$37,037,117

Metals & Mining (1.3%)
Compass Minerals International, Inc., Series B
0.000%, 6/1/13(e)^		6,461,000	6,751,745
Freeport-McMoRan Copper & Gold, Inc.
8.250%, 4/1/15		1,325,000	1,397,875
8.375%, 4/1/17		8,025,000	8,516,531
Noranda Aluminium Acquisition Corp.
8.738%, 5/15/15 PIK(l)§^		8,965,000	7,037,525
Novelis, Inc.
7.250%, 2/15/15		486,000	430,110

			24,133,786

Paper & Forest Products (1.7%)
Georgia-Pacific LLC
7.000%, 1/15/15§		3,280,000	3,075,000
7.700%, 6/15/15^		475,000	446,500
7.125%, 1/15/17§		1,625,000	1,503,125
8.000%, 1/15/24		9,400,000	8,272,000
7.375%, 12/1/25^		7,150,000	5,934,500
7.250%, 6/1/28		1,000,000	815,000
Newark Group, Inc.
9.750%, 3/15/14		5,660,000	4,528,000
Smurfit Capital Funding plc
7.500%, 11/20/25		300,000	264,000
Verso Paper Holdings LLC/Verson Paper, Inc., Series B
9.125%, 8/1/14^		6,800,000	6,562,000

			31,400,125

Total Materials			138,217,639

Telecommunication Services (6.6%)
Diversified Telecommunication Services (5.0%)
Cincinnati Bell, Inc.
7.250%, 7/15/13^		2,650,000	2,603,625
8.375%, 1/15/14		3,375,000	3,164,062
Citizens Communications Co.
7.125%, 3/15/19^		5,950,000	5,206,250
7.000%, 11/1/25^		200,000	145,000
7.875%, 1/15/27		750,000	643,125
9.000%, 8/15/31		3,315,000	2,900,625
Fairpoint Communications, Inc.
13.125%, 4/1/18§		4,000,000	3,840,000
Hawaiian Telcom Communications, Inc., Series B
9.750%, 5/1/13^		4,925,000	2,659,500
Level 3 Financing, Inc.
12.250%, 3/15/13		6,250,000	5,625,000
Local Insight Regatta Holdings, Inc.
11.000%, 12/1/17§		4,500,000	2,745,000
Nordic Telephone Co. Holdings ApS
6.138%, 11/30/14	EUR	729,576	1,079,650
6.388%, 11/30/14		873,529	1,299,140
8.250%, 5/1/16§		3,500,000	5,194,088
8.875%, 5/1/16§^		$750,000	727,500
Qwest Communications International, Inc.
6.565%, 2/15/09(l)		666,000	659,340
7.500%, 2/15/14^		12,400,000	11,656,000
Series B
7.500%, 2/15/14^		4,450,000	4,183,000
Qwest Corp.
8.875%, 3/15/12		5,900,000	6,018,000
7.500%, 6/15/23^		1,000,000	872,500
Telcordia Technologies, Inc.
8.008%, 7/15/12(l)§		10,650,000	8,094,000
10.000%, 3/15/13§^		2,000,000	1,400,000
Time Warner Telecom Holdings, Inc.
9.250%, 2/15/14		5,500,000	5,555,000
Virgin Media Finance plc
8.750%, 4/15/14	EUR	1,000,000	1,357,725
9.125%, 8/15/16^		$4,000,000	3,580,000
West Corp.
9.500%, 10/15/14^		7,425,000	6,645,375
11.000%, 10/15/16^		2,625,000	2,218,125
Wind Acquisition Finance S.A.
10.750%, 12/1/15§^		1,600,000	1,632,000

			91,703,630

Wireless Telecommunication Services (1.6%)
Centennial Cellular Operating Co./Centennial Communications Corp.
10.125%, 6/15/13		6,700,000	6,616,250
iPCS, Inc.
6.489%, 5/1/14 PIK(l)^		7,000,000	5,390,000
MetroPCS Wireless, Inc.
9.250%, 11/1/14^		1,000,000	920,000
Rural Cellular Corp.
9.875%, 2/1/10		9,783,000	10,052,032
Sprint Nextel Corp.
6.000%, 12/1/16		2,250,000	1,749,375
U.S. Unwired, Inc. Series B
10.000%, 6/15/12		4,051,000	3,757,303

			28,484,960

Total Telecommunication Services			120,188,590

Utilities (7.3%)
Electric Utilities (2.1%)
Edison Mission Energy
7.200%, 5/15/19^		7,505,000	7,411,188
Midwest Generation LLC, Series B
8.560%, 1/2/16		3,840,081	4,166,488
Mirant Americas Generation, Inc.
8.300%, 5/1/11		6,670,000	6,803,400
Nevada Power Co., Series N
6.650%, 4/1/36		1,000,000	941,799
PSEG Energy Holdings LLC
8.500%, 6/15/11		9,205,000	9,736,451
Sierra Pacific Power Co. Series P
6.750%, 7/1/37		900,000	863,082
Sierra Pacific Resources
8.625%, 3/15/14		2,200,000	2,310,134
Tenaska Alabama Partners LP
7.000%, 6/30/21§		3,073,348	2,866,508
Texas Competitive Electric Holdings Co. LLC
10.250%, 11/1/15§		2,600,000	2,590,250

			37,689,300

Gas Utilities (1.5%)
AmeriGas Partners LP
7.250%, 5/20/15		5,250,000	5,171,250
AmeriGas Partners LP/AmeriGas Eagle Finance Corp.
7.125%, 5/20/16^		3,825,000	3,748,500

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER HIGH YIELD PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2008 (Unaudited)

	Principal Amount	Value (Note 1)
Dynegy Holdings, Inc.
7.500%, 6/1/15	$900,000	$843,750
7.125%, 5/15/18^	1,700,000	1,530,000
Kinder Morgan Finance Co. ULC
5.700%, 1/5/16^	6,710,000	6,357,725
Knight, Inc.
6.500%, 9/1/12	1,223,000	1,240,102
SemGroup LP
8.750%, 11/15/15§^	5,995,000	5,485,425
Suburban Propane Partners LP/Suburban Energy Finance Corp.
6.875%, 12/15/13^	2,350,000	2,291,250

		26,668,002

Independent Power Producers & Energy Traders (3.4%)
AES Corp.
8.000%, 10/15/17	1,235,000	1,250,438
Dynegy Holdings, Inc.
8.375%, 5/1/16	4,100,000	4,059,000
Energy Future Holdings Corp.
10.875%, 11/1/17§	15,675,000	15,831,750
NRG Energy, Inc.
7.250%, 2/1/14	4,775,000	4,715,313
7.375%, 2/1/16	16,753,000	16,417,940
7.375%, 1/15/17	3,770,000	3,666,325
Reliant Energy Mid-Atlantic Power Holdings LLC Series B
9.237%, 7/2/17	2,752,076	2,875,919
Reliant Energy, Inc.
6.750%, 12/15/14	9,350,000	9,513,625
7.875%, 6/15/17^	3,250,000	3,233,750

		61,564,060

Multi-Utilities & Unregulated Power (0.3%)
Dynegy-Roseton/Danskammer Pass Through Trust Series A
7.270%, 11/8/10	5,274,724	5,274,724
Series B
7.670%, 11/8/16	1,000,000	1,001,880

		6,276,604

Total Utilities		132,197,966

Total Corporate Bonds		1,618,626,149

Government Securities (5.7%)
Municipal Bonds (0.1%)
State of Texas
5.000%, 4/1/37	$1,900,000	1,871,386

U.S. Government Agencies (5.6%)
Federal Home Loan Mortgage Corp.
5.500%, 4/15/38 TBA	3,000,000	3,029,064
Federal National Mortgage Association
5.000%, 4/25/38 TBA	34,100,000	34,931,187
5.500%, 4/25/38 TBA	63,816,000	64,414,275

		102,374,526

Total Government Securities		104,245,912

Total Long Term Debt Securities (96.0%) (Cost $1,897,612,760)		1,743,148,159

	Number of Shares
CONVERTIBLE PREFERRED STOCKS:
Consumer Discretionary (0.0%)
Automobiles (0.0%)
General Motors Corp.,
5.250%	31,000	505,688

Total Consumer Discretionary		505,688

Energy (0.1%)
Oil, Gas & Consumable Fuels (0.1%)
Chesapeake Energy Corp.,
5.000%	14,800	1,935,286

Total Energy		1,935,286

Financials (0.4%)
Diversified Financial Services (0.4%)
Bank of America Corp.,
7.250%	5,300	5,439,125
Citigroup, Inc.,
6.500%	16,000	756,000

		6,195,125

Thrifts & Mortgage Finance (0.0%)
Fannie Mae,
5.375%	1	66,875
Washington Mutual Capital Trust 2001,
5.375%	18,800	533,920

		600,795

Total Financials		6,795,920

Materials (0.1%)
Metals & Mining (0.1%)
Freeport-McMoRan Copper & Gold, Inc.,
6.750%	6,300	885,937

Total Materials		885,937

Total Convertible Preferred Stocks (0.6%) (Cost $9,746,384)		10,122,831

	Principal Amount
SHORT-TERM INVESTMENTS:
Commercial Paper (1.2%)
Barclays U.S. Funding LLC
3.01%, 5/5/08	$21,700,000	21,636,751

Government Securities (2.5%)
Federal Home Loan Bank
1.50%, 4/1/08 (p)(o)	45,600,000	45,598,100
Federal National Mortgage Association
2.00%, 6/4/08 (p)(o)	400,000	398,564

Total Government Securities		45,996,664

Short-Term Investments of Cash Collateral for Securities Loaned (20.1%)
Atlantis One Funding Corp.
3.06%, 4/2/08	2,097,532	2,097,532
Banco de Sabadell S.A.
3.89%, 4/23/09 (l)	4,669,490	4,669,490
Bank of Ireland
2.60%, 12/19/08 (l)	7,781,678	7,781,678
Bank of Scotland plc/London
3.30%, 4/1/08	14,008,471	14,008,471
BBVA Senior Finance S.A.
2.95%, 3/12/10 (l)	3,424,293	3,424,293
Belmont Funding LLC
4.00%, 4/1/08	11,672,429	11,672,429
CIT Group Holdings, Inc.
3.97%, 5/19/08 (l)	7,471,185	7,471,185

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER HIGH YIELD PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2008 (Unaudited)

	Principal Amount	Value (Note 1)
Citigroup Funding, Inc.
2.36%, 3/16/09 (l)	$4,669,490	$4,669,490
Citigroup Global Markets, Inc.
3.30%, 4/7/08 (l)	3,645,004	3,645,004
Comerica Bank
2.84%, 3/16/09 (l)	1,556,403	1,556,403
Commonwealth Bank of Australia/London
3.00%, 4/1/08	14,008,471	14,008,471
DekaBank Deutsche Girozentrale
3.93%, 4/30/09 (l)	4,046,892	4,046,892
Den Danske Bank/Copenhagen
3.40%, 4/1/08	4,980,790	4,980,790
Deutsche Bank AG/London
2.49%, 5/1/08 (l)	7,782,484	7,782,484
DZ Bank International Singapore Ltd.
3.50%, 4/1/08	11,868,288	11,868,288
Fifth Third Bancorp
2.61%, 8/22/08 (l)	466,949	466,949
First Tennessee Bank
2.85%, 8/15/08 (l)	14,008,226	14,008,226
G.X. Clarke & Co., Repurchase Agreement
2.80%, 4/1/08 (r)	46,072,306	46,072,306
General Electric Capital Corp.
2.40%, 3/12/10 (l)	622,599	622,599
Goldman Sachs Group, Inc.
3.12%, 8/18/08 (l)	3,112,994	3,112,994
2.41%, 3/27/09 (l)	4,358,191	4,358,191
Goldman Sachs Group, Inc., Repurchase Agreement
2.75%, 4/1/08 (r)	67,781,167	67,781,167
Hartford Life, Inc.
3.25%, 2/2/09 (l)	1,245,198	1,245,198
HSBC Holdings plc/London
2.75%, 4/1/08	14,008,471	14,008,471
K2 (USA) LLC
2.37%, 5/29/09 (l)	6,223,850	6,223,850
2.37%, 6/18/09 (l)	7,779,570	7,779,570
Kommunalkredit Austria AG
3.07%, 7/8/08 (l)	9,338,908	9,338,908
Landesbank Baden-Wuerttemberg/New York
3.32%, 7/9/08 (l)	7,782,484	7,782,484
Landesbank Hessen-Thueringen/Frankfurt
3.00%, 4/1/08	14,008,471	14,008,471
Lehman Brothers Holdings, Inc.
3.17%, 8/21/09 (l)	3,891,204	3,891,204
Links Finance LLC
2.37%, 6/25/09 (l)	2,334,015	2,334,015
MBIA Global Funding LLC
2.37%, 3/30/09 (l)	3,891,242	3,891,242
Monumental Global Funding II
2.36%, 4/25/08 (l)	3,735,592	3,735,592
2.43%, 5/26/10 (l)	7,315,535	7,315,535
Morgan Stanley
3.59%, 2/9/09 (l)	12,095,307	12,095,307
3.15%, 5/7/09 (l)	7,782,484	7,782,484
Pricoa Global Funding I
2.40%, 6/25/10 (l)	4,668,439	4,668,439
San Paolo IMI/Ireland
4.62%, 4/8/08	767,357	767,357
Santander U.S. Debt S.A.U.
2.45%, 9/19/08 (l)	7,790,392	7,790,392
Ulster Bank Ireland Ltd.
2.72%, 4/18/08 (l)	7,782,484	7,782,484
Wachovia Bank N.A.
2.37%, 10/2/08 (l)	1,556,497	1,556,497

Total Short-Term Investments of Cash Collateral for Securities Loaned		364,102,832

Time Deposit (2.8%)
JPMorgan Chase Nassau
1.59%, 4/1/08	$51,457,360	$51,457,360

Total Short-Term Investments (26.6%) (Cost/Amortized Cost $483,195,070)		483,193,607

Total Investments (123.2%) (Cost/Amortized Cost $2,390,554,214)		2,236,464,597
Other Assets Less Liabilities (-23.2%)		(421,607,245)

Net Assets (100%)		$1,814,857,352

^	All, or a portion of security out on loan (See Note 1).

†	Securities (totaling $15,030,736 or 0.8% of net assets) at fair value.

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At March 31, 2008, the market value of these securities amounted to $336,672,144 or 18.8% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(b)	Illiquid Security.

(e)	Step Bond - Coupon rate increases in increments to maturity. Rate disclosed is as of March 31, 2008. Maturity date disclosed is the ultimate maturity date.

(h)	Security in default.

(l)	Floating Rate Security. Rate disclosed is as of March 31, 2008.

(m)	Regulation S is an exemption for securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. Resale restrictions may apply for purposes of the Securities Act of 1933.

(o)	Discount Note Security. Effective rate calculated as of March 31, 2008.

(p)	Yield to maturity.

(r)	The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.

Glossary:

CAD — Canadian Dollar

EUR — European Currency Unit

GBP — British Pound

PIK — Payment-in Kind Security

TBA — Security is subject to delayed delivery.

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER HIGH YIELD PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2008 (Unaudited)

At March 31, 2008 the Portfolio had the following futures contracts open: (Note 1)

Purchases	Number of Contracts	Expiration Date	Original Value	Value at 3/31/2008	Unrealized Appreciation/ (Depreciation)
90 Day Sterling	157	March-09	$36,649,590	$37,153,219	$503,629
EURODollar	165	June-08	39,604,500	40,313,625	709,125
EURODollar	200	March-09	47,787,500	48,907,500	1,120,000
EURODollar	39	December-09	9,292,238	9,471,638	179,400

					$2,512,154

Sales
U.S. Long Bonds	450	June-08	$53,254,688	$53,458,594	$(203,906)

					$2,308,248

At March 31, 2008 the Portfolio had outstanding foreign currency contracts to buy/sell foreign currencies as follows: (Note 1)

	Local Contract Buy Amount (000’s)	Local Contract Sell Amount (000’s)	U.S. $ Current Sell Value	U.S. $ Current Buy Value	Unrealized Appreciation/ (Depreciation)
Foreign Currency Buy Contract
European Union vs. U.S. Dollar, expiring 4/28/08	337	531	$531,000	$532,072	$1,072

Foreign Currency Sell Contracts
British Pound vs. U.S. Dollar, expiring 4/7/08	10,110	4,935	$9,790,793	$10,110,087	$319,294
Canadian Dollar vs. U.S. Dollar, expiring 4/7/08	3,814	3,810	3,711,521	3,814,196	102,675
European Union vs. U.S. Dollar, expiring 4/7/08	7,914	5,375	8,484,348	7,914,258	(570,090)
European Union vs. U.S. Dollar, expiring 4/7/08	4,282	3,025	4,774,912	4,282,039	(492,873)
European Union vs. U.S. Dollar, expiring 4/28/08	25,891	16,618	26,212,624	25,891,176	(321,448)
European Union vs. U.S. Dollar, expiring 10/24/08	11,931	8,255	12,894,264	11,930,951	(963,313)

					$(1,925,755)

					$(1,924,683)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – Quoted prices in active markets for identical securities

•	Level 2 – Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER HIGH YIELD PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2008 (Unaudited)

The following is a summary of the inputs used to value the Portfolio’s net assets as of March 31, 2008:

Description	Quoted Prices in Active Markets for Identical Securities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities	$533,920	$2,220,899,942	$15,030,735	$2,236,464,597
Other Investments*	2,512,154	423,041	—	2,935,195

Total	$3,046,074	$2,221,322,983	$15,030,735	$2,239,399,792

Liabilities:
Investments in Securities	$—	$—	$—	$—
Other Investments*	203,906	2,347,724	—	2,551,630

Total	$203,906	$2,347,724	$—	$2,551,630

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in Securities	Other Investments*
Balance as of 12/31/07	$15,234,443	$—
Total gains or losses (realized/unrealized) included in earnings	15,514	—
Purchases, sales, issuances, and settlements (net)	(219,222)	—
Transfers in and/or out of Level 3	—	—

Balance as of 3/31/08	$15,030,735	$—

The amount of total gains or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 3/31/08	$7,730	$—

*	Other investments are derivative instruments, such as futures, forwards, written options and swap contracts.

Investment security transactions for the three months ended March 31, 2008 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$780,264,381
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$765,936,380
Long-term U.S. Treasury securities	13,839,922

$779,776,302

As of March 31, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$13,570,589
Aggregate gross unrealized depreciation	(168,949,938)

Net unrealized depreciation	$(155,379,349)

Federal income tax cost of investments	$2,391,843,946

At March 31, 2008, the Portfolio had loaned securities with a total value of $353,668,968. This was secured by collateral of $364,102,833 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments. Additionally, uninvested cash received as collateral on loaned securities was held in an interest bearing account in the amount of $9,142, which the Portfolio cannot repledge and accordingly is not reflected in the Portfolio’s assets and liabilities.

The Portfolio has a net capital loss carryforward of $286,350,649 of which $68,279,453 expires in the year 2008, $114,524,895 expires in the year 2009, $91,978,211 expires in the year 2010, and $11,568,090 expires in the year 2014.

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER INTERNATIONAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Australia (2.6%)
BHP Billiton Ltd.^	887,224	$29,035,966
CSL Ltd.	465,795	15,712,220
Macquarie Airports Ltd.	1,634,490	4,824,846
Macquarie Infrastructure Group	717,183	1,822,105
National Australia Bank Ltd.	297,121	8,186,897
Rio Tinto Ltd.	28,563	3,197,707
Suncorp-Metway Ltd.^	402,300	4,731,810
Zinifex Ltd.	432,400	3,943,800

		71,455,351

Austria (0.3%)
voestalpine AG	115,100	7,995,421

Belgium (0.9%)
Dexia S.A.^	191,615	5,460,345
Fortis (London International Exchange)	315,809	7,947,421
Fortis (virt-x Exchange)	443,832	11,183,168

		24,590,934

Brazil (3.7%)
All America Latina Logistica S.A.	510,270	5,118,112
Bovespa Holding S.A.	1,521,800	20,597,681
Cia Vale do Rio Doce (ADR)	317,976	11,014,689
Gafisa S.A.*	507,344	8,413,809
Petroleo Brasileiro S.A. (Mexico Exchange) (ADR)	309,318	31,584,461
Petroleo Brasileiro S.A. (New York Exchange) (ADR)	121,440	12,400,238
Unibanco-Uniao de Bancos Brasileiros S.A. (GDR)	115,142	13,430,163

		102,559,153

Canada (3.4%)
Bombardier, Inc.*	497,200	2,649,602
Canadian Imperial Bank of Commerce^	46,800	3,013,766
Fairfax Financial Holdings Ltd.	9,200	2,679,020
Gerdau Ameristeel Corp.	391,200	5,575,777
HudBay Minerals, Inc.*	103,400	1,641,989
Husky Energy, Inc.^	111,600	4,369,627
ING Canada, Inc.	3,800	135,089
Inmet Mining Corp.	29,200	2,133,567
Nexen, Inc.	128,122	3,802,032
Onex Corp.	104,000	3,034,537
Petro-Canada	171,100	7,454,423
Potash Corp. of Saskatchewan, Inc.	64,805	10,058,384
Research In Motion Ltd.*	236,766	26,572,248
Rogers Communications, Inc., Class B	458,049	16,475,395
Teck Cominco Ltd., Class B^	108,600	4,453,187

		94,048,643

Denmark (0.6%)
Carlsberg A/S^	43,300	5,536,944
Vestas Wind Systems A/S*	114,195	12,475,043

		18,011,987

Egypt (0.0%)
Orascom Construction Industries SAE (GDR)	9,332	1,407,512

Finland (1.3%)
Nokia Oyj	950,255	30,064,310
Stora Enso Oyj, Class R^	572,400	6,605,875

		36,670,185

France (11.4%)
Accor S.A.	270,328	19,742,858
Air France-KLM^	121,600	3,424,852
Alstom S.A.	68,556	14,862,526
BNP Paribas S.A.	268,838	27,116,704
Cie de Saint-Gobin S.A.^	96,126	7,838,348
Cie Generale de Geophysique-Veritas*	45,410	11,304,243
Compagnie Generale des Etablissements Michelin, Class B	79,900	8,340,517
Credit Agricole S.A.	309,152	9,566,245
France Telecom S.A.	227,100	7,636,777
Groupe Danone S.A.	160,722	14,371,826
Imerys S.A.^	60,001	5,502,667
J.C. Decaux S.A.^	444,832	13,076,426
Lafarge S.A.	84,205	14,644,521
Lagardere SCA	113,500	8,486,350
Pernod-Ricard S.A.	114,100	11,737,621
PPR S.A.	73,005	10,816,836
Renault S.A.	132,000	14,608,489
Sanofi-Aventis S.A.	296,211	22,222,401
Societe Generale S.A.^	78,335	7,670,099
Societe Generale S.A. (Non-Voting)*	19,583	1,884,370
Total S.A.	713,632	52,997,452
Veolia Environnement	459,081	32,006,026

		319,858,154

Germany (8.8%)
Allianz SE (Registered)	107,100	21,216,676
BASF SE	151,400	20,391,031
Bayer AG	71,980	5,768,286
Continental AG^	360,375	36,747,966
Deutsche Bank AG (Registered)	104,300	11,806,382
Deutsche Lufthansa AG (Registered)	260,900	7,055,776
Deutsche Post AG (Registered)	306,976	9,377,752
Deutsche Telekom AG (Registered)	290,500	4,838,514
E.ON AG	240,021	44,433,702
Fresenius Medical Care AG & Co. KGaA	58,500	2,941,566
GEA Group AG*	232,341	7,813,018
Linde AG	79,043	11,167,380
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)^	78,800	15,411,353
RWE AG	97,390	11,971,322
SAP AG	200,800	9,979,569
Siemens AG (Registered)	134,342	14,560,146
Symrise AG*^	257,120	6,640,985
TUI AG*^	145,200	3,725,061

		245,846,485

Greece (0.2%)
Piraeus Bank S.A.	215,693	6,633,433

Hong Kong (2.5%)
China Merchants Holdings International Co., Ltd.^	1,026,000	4,871,181
China Mobile Ltd.	1,350,000	20,086,988
CNOOC Ltd.	8,109,100	11,982,378
Esprit Holdings Ltd.	1,424,500	17,095,501
Hang Lung Properties Ltd.	1,383,000	4,895,717
Orient Overseas International Ltd.^	174,000	1,018,381
Shangri-La Asia Ltd.	3,474,973	9,376,553

		69,326,699

India (0.5%)
ICICI Bank Ltd. (ADR)	346,707	13,240,740

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER INTERNATIONAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
Ireland (0.2%)
Anglo Irish Bank Corp. plc	396,357	$5,287,576

Israel (0.5%)
Teva Pharmaceutical Industries Ltd. (ADR)	309,676	14,303,934

Italy (2.5%)
Banco Popolare S.c.a.r.l.*	163,500	2,707,738
Buzzi Unicem S.p.A.	158,000	3,931,214
ENI S.p.A	1,134,771	38,696,826
Fondiaria-Sai S.p.A.	125,271	5,189,527
Fondiaria-Sai S.p.A. (RNC)	14,200	384,473
Intesa Sanpaolo S.p.A.	1,316,571	9,280,665
Italcementi S.p.A.^	133,001	2,693,983
UniCredito Italiano S.p.A.	1,147,236	7,679,483

		70,563,909

Japan (15.9%)
Aisin Seiki Co., Ltd.	135,500	5,056,782
Alps Electric Co., Ltd.^	341,600	3,361,854
Astellas Pharma, Inc.	198,400	7,682,825
Canon, Inc.	304,500	14,021,418
Daikin Industries Ltd.^	317,064	13,645,712
Dainippon Ink and Chemicals, Inc.^	895,000	2,783,407
Daiwa Securities Group, Inc.	512,000	4,437,881
East Japan Railway Co.	1,346	11,194,161
EDION Corp.^	122,000	1,128,451
Fujitsu Ltd.	2,104,000	13,762,119
Hitachi Construction Machinery Co., Ltd.^	183,812	4,600,832
Honda Motor Co., Ltd.	703,000	20,064,556
Isuzu Motors Ltd.^	1,326,000	6,624,679
ITOCHU Corp.	631,000	6,228,973
Japan Tobacco, Inc.	1,757	8,795,576
JFE Holdings, Inc.^	239,100	10,602,147
Komatsu Ltd.^	272,400	7,556,039
Kyushu Electric Power Co., Inc.^	205,700	5,024,875
Leopalace21 Corp.^	13,400	216,567
Marubeni Corp.	2,305,000	16,788,022
Mitsubishi Chemical Holdings Corp.^	767,000	5,070,756
Mitsubishi Corp.^	764,300	23,079,284
Mitsubishi UFJ Financial Group, Inc.	2,411,000	20,801,164
Mitsui & Co., Ltd.^	467,000	9,463,684
Mitsui Chemicals, Inc.	513,000	3,396,669
Mitsui Fudosan Co., Ltd.	483,000	9,589,256
Mitsui O.S.K. Lines Ltd.	687,000	8,304,926
Murata Manufacturing Co., Ltd.	94,900	4,712,630
Nidec Corp.^	120,600	7,416,513
Nintendo Co., Ltd.^	48,100	24,802,769
Nippon Mining Holdings, Inc.^	753,500	3,991,252
Nippon Steel Corp.^	1,748,000	8,855,738
Nippon Telegraph & Telephone Corp.	1,964	8,472,311
Nippon Yusen KK^	438,000	4,112,841
Nissan Motor Co., Ltd.^	2,371,400	19,603,066
Nitto Denko Corp.	77,600	3,277,448
Nomura Holdings, Inc.	255,800	3,823,656
ORIX Corp.	39,000	5,321,027
Sharp Corp.	485,000	8,242,275
Shin-Etsu Chemical Co., Ltd.^	173,800	8,979,434
SMC Corp.^	49,500	5,219,151
Sony Corp.	374,400	14,911,396
Sumitomo Corp.^	522,000	6,875,863
Sumitomo Mitsui Financial Group, Inc.^	2,891	19,025,843
Sumitomo Realty & Development Co., Ltd.	248,000	4,371,348
Tokyo Electric Power Co., Inc.^	444,500	11,883,954
Toshiba Corp.^	1,311,000	8,759,290
Toyota Motor Corp.	216,500	10,794,593
Yamada Denki Co., Ltd.^	87,600	7,557,785

		444,292,798

Luxembourg (0.6%)
ArcelorMittal^	210,851	17,273,196

Mexico (2.5%)
America Movil S.A.B. de C.V., Series L (ADR)	708,925	45,151,434
Cemex S.A.B. de C.V. (ADR)*	553,477	14,456,819
Fomento Economico Mexicano S.A.B. de C.V. (ADR)	218,927	9,146,770

		68,755,023

Netherlands (4.7%)
Heineken N.V.	436,731	25,366,303
ING Groep N.V. (CVA)	1,198,873	44,895,336
Koninklijke Ahold N.V.*^	696,220	10,332,079
Koninklijke Philips Electronics N.V.	275,732	10,547,607
Reed Elsevier N.V.	409,060	7,801,306
Royal Dutch Shell plc, Class A^	523,000	18,049,501
Royal Dutch Shell plc, Class B	71,028	2,390,779
Wolters Kluwer N.V.	415,276	10,994,697

		130,377,608

Norway (0.6%)
Norsk Hydro ASA	379,900	5,535,476
StatoilHydro ASA	395,750	11,859,249

		17,394,725

Singapore (0.4%)
CapitaLand Ltd.^	2,135,000	9,849,432
Neptune Orient Lines Ltd.^	378,000	892,513

		10,741,945

South Africa (0.5%)
MTN Group Ltd.	867,648	13,159,150

South Korea (1.0%)
Samsung Electronics Co., Ltd.	44,800	28,182,360

Spain (2.3%)
Banco Bilbao Vizcaya Argentaria S.A.^	449,700	9,903,996
Banco Santander S.A.	417,400	8,316,204
Inditex S.A.^	144,572	8,031,873
Repsol YPF SA	293,700	10,136,020
Telefonica S.A.	928,346	26,674,398

		63,062,491

Sweden (0.6%)
Electrolux AB, Class B^	264,600	4,341,830
Nordea Bank AB^	328,000	5,315,920
Svenska Cellulosa AB, Class B*^	328,500	5,984,689

		15,642,439

Switzerland (11.3%)
ABB Ltd. (Registered)	1,271,019	34,120,800
Actelion Ltd. (Registered)*^	194,779	10,620,565
Adecco S.A. (Registered)	162,720	9,396,830
Credit Suisse Group (Registered)	860,681	43,809,712
Holcim Ltd. (Registered)	407,182	42,764,155
Julius Baer Holding AG (Registered)	248,877	18,344,373
Lonza Group AG (Registered)^	213,534	28,317,821
Nestle S.A. (Registered)	113,275	56,603,281
Novartis AG (Registered)	388,141	19,893,643

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER INTERNATIONAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
Roche Holding AG	140,192	$26,383,934
Xstrata plc	129,880	9,091,419
Zurich Financial Services AG (Registered)^	49,585	15,615,455

		314,961,988

Taiwan (0.3%)
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	877,410	9,011,001

United Kingdom (16.9%)
Associated British Foods plc	453,300	7,871,866
AstraZeneca plc	265,500	9,927,259
Aviva plc	649,781	7,963,205
BAE Systems plc	1,088,600	10,483,778
Barclays plc	2,500,344	22,479,254
BG Group plc	1,073,721	24,868,308
BHP Billiton plc	285,659	8,475,650
BP plc	513,200	5,214,835
British American Tobacco plc	222,100	8,335,353
British Land Co. plc (REIT)	255,331	4,649,364
British Sky Broadcasting Group plc.	2,777,032	30,671,145
Burberry Group plc	817,687	7,310,815
Centrica plc	601,262	3,559,001
GlaxoSmithKline plc	1,230,229	26,027,179
HBOS plc	1,078,360	11,984,936
Home Retail Group plc	750,200	3,889,711
HSBC Holdings plc^	1,452,000	23,656,929
ICAP plc	930,399	10,506,678
ITV plc	2,094,710	2,631,550
Johnson Matthey plc	137,806	5,483,608
Kazakhmys plc	269,400	8,538,596
Kingfisher plc	1,138,396	2,982,299
Man Group plc	2,037,443	22,421,824
Marston’s plc	226,300	922,955
Mitchells & Butlers plc	244,882	1,666,997
Reckitt Benckiser Group plc	290,880	16,112,303
Rio Tinto plc^	183,330	19,040,055
Royal & Sun Alliance Insurance Group	968,892	2,474,787
Royal Bank of Scotland Group plc	2,159,098	14,451,344
Schroders plc	144,287	2,686,049
Smith & Nephew plc	577,301	7,636,360
Standard Chartered plc	554,904	18,964,218
Taylor Wimpey plc	461,860	1,718,682
Tesco plc	6,238,092	46,921,827
Trinity Mirror plc	430,300	2,519,285
Vodafone Group plc	14,595,543	43,711,270
Wm. Morrison Supermarkets plc	1,153,584	6,278,845
Wolseley plc	567,266	5,966,870
WPP Group plc	931,764	11,113,845

		472,118,835

United States (0.5%)
Las Vegas Sands Corp.*	197,903	14,573,577

Total Common Stocks (97.5%) (Cost $2,585,369,145)		2,721,347,252

	Principal Amount
SHORT-TERM INVESTMENTS:
Short-Term Investments of Cash Collateral for Securities Loaned (14.0%)
Atlantis One Funding Corp.
3.06%, 4/2/08	$2,242,534	2,242,534
Banco de Sabadell S.A.
3.89%, 4/23/09 (l)	4,992,290	4,992,290
Bank of Ireland
2.60%, 12/19/08 (l)	8,319,622	8,319,622
Bank of Scotland plc/London
3.30%, 4/1/08	14,976,871	14,976,871
BBVA Senior Finance S.A.
2.95%, 3/12/10 (l)	3,661,013	3,661,013
Belmont Funding LLC
4.00%, 4/1/08	12,479,339	12,479,339
CIT Group Holdings, Inc.
3.97%, 5/19/08 (l)	7,987,665	7,987,665
Citigroup Funding, Inc.
2.36%, 3/16/09 (l)	4,992,290	4,992,290
Citigroup Global Markets, Inc.
3.30%, 4/7/08 (l)	3,896,982	3,896,982
Comerica Bank
2.84%, 3/16/09 (l)	1,663,997	1,663,997
Commonwealth Bank of Australia/London
3.00%, 4/1/08	14,976,871	14,976,871
DekaBank Deutsche Girozentrale
3.93%, 4/30/09 (l)	4,326,652	4,326,652
Den Danske Bank/Copenhagen
3.40%, 4/1/08	5,325,110	5,325,110
Deutsche Bank AG/London
2.49%, 5/1/08 (l)	8,320,484	8,320,484
DZ Bank International Singapore Ltd.
3.50%, 4/1/08	12,688,738	12,688,738
Fifth Third Bancorp
2.61%, 8/22/08 (l)	499,229	499,229
First Tennessee Bank
2.85%, 8/15/08 (l)	14,976,609	14,976,609
G.X. Clarke & Co., Repurchase Agreement
2.80%, 4/1/08 (r)	49,257,265	49,257,265
General Electric Capital Corp.
2.40%, 3/12/10 (l)	665,639	665,639
Goldman Sachs Group, Inc.
3.12%, 8/18/08 (l)	3,328,194	3,328,194
2.41%, 3/27/09 (l)	4,659,471	4,659,471
Goldman Sachs Group, Inc., Repurchase Agreement
2.75%, 4/1/08 (r)	72,466,851	72,466,851
Hartford Life, Inc.
3.25%, 2/2/09 (l)	1,331,277	1,331,277
HSBC Holdings plc/London
2.75%, 4/1/08	14,976,871	14,976,871
K2 (USA) LLC
2.37%, 5/29/09 (l)	6,654,102	6,654,102
2.37%, 6/18/09 (l)	8,317,368	8,317,368
Kommunalkredit Austria AG
3.07%, 7/8/08 (l)	9,984,503	9,984,503
Landesbank Baden-Wuerttemberg/New York
3.32%, 7/9/08 (l)	8,320,484	8,320,484
Landesbank Hessen-Thueringen/Frankfurt
3.00%, 4/1/08	14,976,871	14,976,871
Lehman Brothers Holdings, Inc.
3.17%, 8/21/09 (l)	4,160,201	4,160,201
Links Finance LLC
2.37%, 6/25/09 (l)	2,495,365	2,495,365
MBIA Global Funding LLC
2.37%, 3/30/09 (l)	4,160,242	4,160,242
Monumental Global Funding II
2.36%, 4/25/08 (l)	3,993,832	3,993,832
2.43%, 5/26/10 (l)	7,821,255	7,821,255
Morgan Stanley
3.59%, 2/9/09 (l)	12,931,450	12,931,450
3.15%, 5/7/09 (l)	8,320,484	8,320,484

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER INTERNATIONAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2008 (Unaudited)

	Principal Amount	Value (Note 1)
Pricoa Global Funding I
2.40%, 6/25/10 (l)	$4,991,166	$4,991,166
San Paolo IMI/Ireland
4.62%, 4/8/08	820,404	820,404
Santander U.S. Debt S.A.U.
2.45%, 9/19/08 (l)	8,328,938	8,328,938
Ulster Bank Ireland Ltd.
2.72%, 4/18/08 (l)	8,320,484	8,320,484
Wachovia Bank N.A.
2.37%, 10/2/08 (l)	1,664,097	1,664,097

Total Short-Term Investments of Cash Collateral for Securities Loaned		389,273,110

Time Deposit (2.4%)
JPMorgan Chase Nassau
1.59%, 4/1/08	68,253,591	68,253,591

Total Short-Term Investments (16.4%) (Amortized Cost $457,526,701)		457,526,701

Total Investments (113.9%) (Cost/Amortized Cost $3,042,895,846)		3,178,873,953
Other Assets Less Liabilities (-13.9%)		(387,471,059)

Net Assets (100%)		$2,791,402,894

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

(l)	Floating Rate Security. Rate disclosed is as of March 31, 2008.

(r)	The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.

Glossary:

ADR — American Depositary Receipt

GDR — Global Depositary Receipt

REIT — Real Estate Investment Trust

RNC — Risparmio Non-Convertible Savings Shares

Sector Weightings As a Percentage of Total Net Assets
Consumer Discretionary	12.6%
Consumer Staples	8 .2
Energy	8 .9
Financials	21 .6
Health Care	6 .9
Industrials	10 .4
Information Technology	6 .5
Materials	11 .8
Telecommunication Services	6 .8
Utilities	3 .8
Cash and Other	2 .5

Total	100.0%

At March 31, 2008 the Portfolio had the following futures contracts open: (Note 1)

	Number of Contracts	Expiration Date	Original Value	Value at 3/31/2008	Unrealized Appreciation
Purchases
Dow Jones EURO STOXX 50 Index	132	June-08	$7,020,740	$7,395,939	$375,199

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER INTERNATIONAL EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2008 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – Quoted prices in active markets for identical securities

•	Level 2 – Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Portfolio’s net assets as of March 31, 2008:

Description	Quoted Prices in Active Markets for Identical Securities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities	$316,492,071	$2,862,381,882	$—	$3,178,873,953
Other Investments*	375,199	—	—	375,199

Total	$316,867,270	$2,862,381,882	$—	$3,179,249,152

Liabilities:
Investments in Securities	$—	$—	$—	$—
Other Investments*	—	—	—	—

Total	$—	$—	$—	$—

*	Other investments are derivative instruments, such as futures, forwards, written options and swap contracts.

Investment security transactions for the three months ended March 31, 2008 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$420,816,457
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$356,631,795

As of March 31, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$309,739,488
Aggregate gross unrealized depreciation	(177,505,369)

Net unrealized appreciation	$132,234,119

Federal income tax cost of investments	$3,046,639,834

At March 31, 2008, the Portfolio had loaned securities with a total value of $377,747,973. This was secured by collateral of $389,273,110 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments. The remaining collateral of $5,968,652 was received in the form of short-term pooled securities, which the Portfolio cannot sell or repledge and accordingly are not reflected in the Portfolio’s assets and liabilities.

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER LARGE CAP CORE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (10.5%)
Auto Components (0.4%)
Autoliv, Inc.	18,200	$913,640
BorgWarner, Inc	22,000	946,660
Lear Corp.*^	24,600	637,386
Magna International, Inc., Class A	12,800	923,520

		3,421,206

Automobiles (0.3%)
Daimler AG	17,000	1,454,350
General Motors Corp.^	83,900	1,598,295

		3,052,645

Hotels, Restaurants & Leisure (1.0%)
Las Vegas Sands Corp.*	65,595	4,830,416
McDonald’s Corp.	27,100	1,511,367
Melco PBL Entertainment Macau Ltd. (ADR)*^	313,010	3,562,054

		9,903,837

Household Durables (0.5%)
Black & Decker Corp.^	16,600	1,097,260
Centex Corp.	29,200	706,932
KB Home^	28,100	694,913
Pulte Homes, Inc.^	6,700	97,485
Sony Corp. (ADR)^	62,220	2,493,155

		5,089,745

Internet & Catalog Retail (1.3%)
Liberty Media Corp., Interactive, Class A*	476,115	7,684,496
priceline.com, Inc.*^	40,104	4,846,969

		12,531,465

Leisure Equipment & Products (0.1%)
Brunswick Corp.^	50,700	809,679

Media (3.6%)
CBS Corp., Class B	59,000	1,302,720
Comcast Corp., Class A	25,300	489,302
Comcast Corp., Special Class A*	670,447	12,718,380
DIRECTV Group, Inc.*	508,800	12,613,152
Gannett Co., Inc.^	55,200	1,603,560
Idearc, Inc.^	54,400	198,016
Time Warner, Inc.	124,300	1,742,686
Viacom, Inc., Class B*	61,300	2,428,706
Walt Disney Co.	94,700	2,971,686

		36,068,208

Multiline Retail (0.9%)
Dollar Tree, Inc.*	28,900	797,351
Family Dollar Stores, Inc.	28,300	551,850
Macy’s, Inc.	61,600	1,420,496
Nordstrom, Inc.^	158,400	5,163,840
Target Corp.	21,500	1,089,620

		9,023,157

Specialty Retail (1.4%)
Gap, Inc.	76,300	1,501,584
Home Depot, Inc.	93,000	2,601,210
Limited Brands, Inc.	4,400	75,240
Lowe’s Cos., Inc.	87,700	2,011,838
Office Depot, Inc.*	424,913	4,695,289
Staples, Inc.	154,700	3,420,417

		14,305,578

Textiles, Apparel & Luxury Goods (1.0%)
Jones Apparel Group, Inc.	95,600	1,282,952
NIKE, Inc., Class B	125,310	8,521,080

		9,804,032

Total Consumer Discretionary		104,009,552

Consumer Staples (9.0%)
Beverages (0.8%)
Coca-Cola Co.	19,600	1,193,052
Molson Coors Brewing Co., Class B	13,200	693,924
Pepsi Bottling Group, Inc.	49,500	1,678,545
PepsiCo, Inc.	59,300	4,281,460

		7,846,981

Food & Staples Retailing (2.7%)
CVS Caremark Corp.	260,503	10,552,977
Kroger Co.	38,000	965,200
Rite Aid Corp.*^	2,798,200	8,226,708
Safeway, Inc.	47,700	1,399,995
SUPERVALU, Inc.	55,000	1,648,900
Wal-Mart Stores, Inc.	81,400	4,288,152

		27,081,932

Food Products (1.7%)
Cadbury Schweppes plc (ADR)^	59,595	2,635,291
Del Monte Foods Co.	67,300	641,369
General Mills, Inc.	24,800	1,485,024
Kellogg Co.	26,100	1,371,816
Kraft Foods, Inc., Class A	262,400	8,137,024
Sara Lee Corp.	112,400	1,571,352
Tyson Foods, Inc., Class A.	72,200	1,151,590

		16,993,466

Household Products (1.0%)
Colgate-Palmolive Co.	22,900	1,784,139
Kimberly-Clark Corp.	23,700	1,529,835
Procter & Gamble Co.	93,100	6,523,517

		9,837,491

Personal Products (0.8%)
Avon Products, Inc.	185,945	7,352,265

Tobacco (2.0%)
Altria Group, Inc.	271,235	6,021,417
Philip Morris International, Inc.*	271,235	13,719,066

		19,740,483

Total Consumer Staples		88,852,618

Energy (8.9%)
Energy Equipment & Services (0.1%)
Helmerich & Payne, Inc.	26,900	1,260,803
Schlumberger Ltd.^	3,200	278,400

		1,539,203

Oil, Gas & Consumable Fuels (8.8%)
Anadarko Petroleum Corp.	37,000	2,332,110
Apache Corp.	89,035	10,757,209
BP plc (ADR)^	25,900	1,570,835
Chevron Corp.	75,200	6,419,072
ConocoPhillips.	316,400	24,112,844
EOG Resources, Inc.	61,300	7,356,000
Exxon Mobil Corp.	164,700	13,930,326
Gazprom OAO (ADR)	185,400	9,455,400
Marathon Oil Corp.	46,600	2,124,960
Royal Dutch Shell plc (ADR)	20,700	1,427,886
Total S.A. (ADR)	22,600	1,672,626

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER LARGE CAP CORE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
Valero Energy Corp.	125,115	$6,144,397

		87,303,665

Total Energy		88,842,868

Financials (13.3%)
Capital Markets (2.2%)
Deutsche Bank AG (Registered)	14,300	1,616,615
Goldman Sachs Group, Inc.	78,875	13,045,136
Merrill Lynch & Co., Inc.	32,300	1,315,902
Morgan Stanley	65,400	2,988,780
optionsXpress Holdings, Inc.^	117,775	2,439,120

		21,405,553

Commercial Banks (1.3%)
Comerica, Inc.	26,600	933,128
Fifth Third Bancorp.	47,200	987,424
KeyCorp.	7,975	175,051
National City Corp.^	49,200	489,540
SunTrust Banks, Inc.	19,000	1,047,660
U.S. Bancorp.	246,329	7,971,207
Wachovia Corp.	23,600	637,200
Wells Fargo & Co.	32,200	937,020

		13,178,230

Consumer Finance (1.2%)
American Express Co.	231,610	10,125,989
Discover Financial Services^	126,000	2,062,620

		12,188,609

Diversified Financial Services (2.3%)
Bank of America Corp.	134,500	5,098,895
CIT Group, Inc.	36,800	436,080
Citigroup, Inc.	32,800	702,576
CME Group, Inc.	11,205	5,256,265
JPMorgan Chase & Co.	265,000	11,381,750

		22,875,566

Insurance (5.2%)
ACE Ltd.	39,000	2,147,340
Aflac, Inc.	5,000	324,750
Allstate Corp.	259,500	12,471,570
American International Group, Inc.	221,700	9,588,525
Aon Corp.	39,500	1,587,900
Chubb Corp.	40,700	2,013,836
Everest Reinsurance Group Ltd.	8,100	725,193
Fidelity National Financial, Inc., Class A^	28,600	524,238
Genworth Financial, Inc., Class A	73,300	1,659,512
Hartford Financial Services Group, Inc.	112,400	8,516,548
MetLife, Inc.	44,500	2,681,570
Old Republic International Corp.	76,600	988,906
PartnerReinsurance Ltd.^	900	68,670
Prudential Financial, Inc.	7,600	594,700
RenaissanceReinsurance Holdings Ltd.	25,700	1,334,087
Safeco Corp.	17,400	763,512
Torchmark Corp.	16,100	967,771
Travelers Cos., Inc.	49,700	2,378,145
Unum Group.	84,000	1,848,840
XL Capital Ltd., Class A	26,500	783,075

		51,968,688

Thrifts & Mortgage Finance (1.1%)
Fannie Mae	306,705	8,072,476
Freddie Mac	89,500	2,266,140
Washington Mutual, Inc.^	53,500	551,050

		10,889,666

Total Financials		132,506,312

Health Care (13.5%)
Biotechnology (5.4%)
Celgene Corp.*	112,110	6,871,222
Genentech, Inc.*	344,315	27,951,492
Gilead Sciences, Inc.*	300,395	15,479,354
OSI Pharmaceuticals, Inc.*^	90,040	3,366,595

		53,668,663

Health Care Equipment & Supplies (1.4%)
Alcon, Inc.	35,659	5,072,493
Covidien Ltd.	20,125	890,531
Varian Medical Systems, Inc.*	178,600	8,365,624

		14,328,648

Health Care Providers & Services (1.1%)
AmerisourceBergen Corp.	32,600	1,335,948
Cardinal Health, Inc.	38,300	2,011,133
Coventry Health Care, Inc.*	150,025	6,053,509
McKesson Corp.	28,100	1,471,597
UnitedHealth Group, Inc.	6,700	230,212

		11,102,399

Health Care Technology (0.4%)
Eclipsys Corp.*^	187,024	3,667,541

Pharmaceuticals (5.2%)
Abbott Laboratories	6,300	347,445
Eli Lilly & Co.	262,100	13,521,739
GlaxoSmithKline plc (ADR)	37,000	1,569,910
Johnson & Johnson	38,875	2,521,821
Merck & Co., Inc.	205,240	7,788,858
Pfizer, Inc.	250,800	5,249,244
Roche Holding AG	18,500	3,481,674
Sanofi-Aventis S.A. (ADR)	37,300	1,400,242
Schering-Plough Corp.	130,800	1,884,828
Teva Pharmaceutical
Industries Ltd. (ADR)	229,400	10,595,986
Wyeth	72,200	3,015,072

		51,376,819

Total Health Care		134,144,070

Industrials (6.9%)
Aerospace & Defense (1.2%)
Boeing Co.	112,940	8,399,348
Lockheed Martin Corp.	11,800	1,171,740
Northrop Grumman Corp.	29,700	2,310,957

		11,882,045

Air Freight & Logistics (0.0%)
United Parcel Service, Inc., Class B	600	43,812

Airlines (0.2%)
JetBlue Airways Corp.*^	354,300	2,054,940

Commercial Services & Supplies (0.3%)
Allied Waste Industries, Inc.*	150,400	1,625,824
Pitney Bowes, Inc.	37,500	1,313,250

		2,939,074

Industrial Conglomerates (3.6%)
3M Co.	27,500	2,176,625
General Electric Co.^	842,880	31,194,989

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER LARGE CAP CORE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
Tyco International Ltd.	57,100	$2,515,255

		35,886,869

Machinery (0.9%)
Caterpillar, Inc.	41,300	3,233,377
Cummins, Inc.	44,400	2,078,808
Illinois Tool Works, Inc.	8,000	385,840
SPX Corp.	14,000	1,468,600
Terex Corp.*	21,900	1,368,750

		8,535,375

Road & Rail (0.7%)
Avis Budget Group, Inc.*	58,000	615,960
Hertz Global Holdings, Inc.*^	522,550	6,301,953

		6,917,913

Total Industrials		68,260,028

Information Technology (19.5%)
Communications Equipment (4.7%)
Cisco Systems, Inc.*	94,600	2,278,914
Corning, Inc.	830,245	19,959,090
Nokia Oyj (ADR)	242,045	7,704,292
QUALCOMM, Inc.	207,170	8,493,970
Research In Motion Ltd.*	76,295	8,562,588

		46,998,854

Computers & Peripherals (4.9%)
Apple, Inc.*	63,955	9,177,542
Dell, Inc.*	534,200	10,641,264
EMC Corp.*	529,435	7,592,098
Hewlett-Packard Co.	307,445	14,037,939
International Business Machines Corp.	48,400	5,572,776
Lexmark International, Inc., Class A*	34,900	1,072,128

		48,093,747

Electronic Equipment & Instruments (0.8%)
Arrow Electronics, Inc.*	45,700	1,537,805
Avnet, Inc.*	49,500	1,620,135
Flextronics International Ltd.*	142,511	1,338,178
Ingram Micro, Inc.*	89,700	1,419,951
Sanmina-SCI Corp.*	46,300	75,006
Tech Data Corp.*	21,000	688,800
Tyco Electronics Ltd.	20,125	690,690
Vishay Intertechnology, Inc.*^	64,700	586,182

		7,956,747

Internet Software & Services (2.3%)
Akamai Technologies, Inc.*^	78,275	2,204,224
eBay, Inc.*	373,025	11,131,066
Google, Inc., Class A*	21,710	9,562,604

		22,897,894

IT Services (0.9%)
Accenture Ltd., Class A	21,200	745,604
Electronic Data Systems Corp.	53,800	895,770
Paychex, Inc.	49,900	1,709,574
Visa, Inc., Class A*	22,625	1,410,895
Western Union Co.	197,240	4,195,295

		8,957,138

Semiconductors & Semiconductor Equipment (3.7%)
Cypress Semiconductor Corp.*^	257,035	6,068,596
Intel Corp.	609,710	12,913,658
KLA-Tencor Corp.	127,810	4,741,751
ON Semiconductor Corp.*^	439,027	2,493,673
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)^	168,700	1,732,549
Texas Instruments, Inc.	311,215	8,798,048

		36,748,275

Software (2.2%)
Microsoft Corp.	767,242	21,774,328
Oracle Corp.*	22,600	442,056

		22,216,384

Total Information Technology		193,869,039

Materials (4.8%)
Chemicals (2.9%)
Air Products & Chemicals, Inc.	107,556	9,895,152
Ashland, Inc.	27,400	1,296,020
Dow Chemical Co.	65,900	2,428,415
E.I. du Pont de Nemours & Co.	64,500	3,016,020
Lubrizol Corp.	22,800	1,265,628
Syngenta AG (ADR)	179,635	10,510,444

		28,411,679

Containers & Packaging (0.6%)
Ball Corp.	39,300	1,805,442
Crown Holdings, Inc.*^	39,800	1,001,368
Owens-Illinois, Inc.*	38,600	2,178,198
Sonoco Products Co.	25,000	715,750

		5,700,758

Metals & Mining (1.3%)
Alcoa, Inc.	69,700	2,513,382
ArcelorMittal (N.Y. Shares) (ADR)^	32,000	2,617,600
Freeport-McMoRan Copper & Gold, Inc.	86,263	8,300,226

		13,431,208

Total Materials		47,543,645

Telecommunication Services (5.2%)
Diversified Telecommunication Services (3.6%)
AT&T, Inc.	473,500	18,135,050
Chunghwa Telecom Co., Ltd. (ADR)^	410,236	10,674,341
Level 3 Communications, Inc.*^	1,637,000	3,470,440
Verizon Communications, Inc.	109,400	3,987,630

		36,267,461

Wireless Telecommunication Services (1.6%)
China Mobile Ltd.	331,000	4,925,032
Crown Castle International Corp.*^	217,600	7,505,024
Sprint Nextel Corp.	264,300	1,768,167
Vodafone Group plc (ADR)	53,100	1,566,981

		15,765,204

Total Telecommunication Services		52,032,665

Utilities (1.6%)
Electric Utilities (1.3%)
American Electric Power Co., Inc.	43,300	1,802,579
Entergy Corp.	102,535	11,184,518

		12,987,097

Independent Power Producers & Energy Traders (0.2%)
Constellation Energy Group, Inc.	22,400	1,977,248

Multi-Utilities (0.1%)
CMS Energy Corp.	74,500	1,008,730

Total Utilities		15,973,075

Total Common Stocks (93.2%) (Cost $947,418,997)		926,033,872

	Principal Amount
SHORT-TERM INVESTMENTS:
Government Security (3.8%)
Federal Home Loan Bank
1.50%, 4/1/08 (p)(o)	$37,500,000	37,498,437

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER LARGE CAP CORE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2008 (Unaudited)

	Principal Amount	Value (Note 1)
Short-Term Investments of Cash Collateral for Securities Loaned (7.1%)
Atlantis One Funding Corp.
3.06%, 4/2/08	$403,796	$403,796
Banco de Sabadell S.A.
3.89%, 4/23/09 (l)	898,924	898,924
Bank of Ireland
2.60%, 12/19/08 (l)	1,498,050	1,498,050
Bank of Scotland plc/London
3.30%, 4/1/08	2,696,770	2,696,770
BBVA Senior Finance S.A.
2.95%, 3/12/10 (l)	659,210	659,210
Belmont Funding LLC
4.00%, 4/1/08	2,247,059	2,247,059
CIT Group Holdings, Inc.
3.97%, 5/19/08 (l)	1,438,277	1,438,277
Citigroup Funding, Inc.
2.36%, 3/16/09 (l)	898,923	898,923
Citigroup Global Markets, Inc.
3.30%, 4/7/08 (l)	701,700	701,700
Comerica Bank
2.84%, 3/16/09 (l)	299,623	299,623
Commonwealth Bank of Australia/London
3.00%, 4/1/08	2,696,770	2,696,770
DekaBank Deutsche Girozentrale
3.93%, 4/30/09 (l)	779,067	779,067
Den Danske Bank/Copenhagen
3.40%, 4/1/08	958,852	958,852
Deutsche Bank AG/London
2.49%, 5/1/08 (l)	1,498,206	1,498,206
DZ Bank International Singapore Ltd.
3.50%, 4/1/08	2,284,764	2,284,764
Fifth Third Bancorp
2.61%, 8/22/08 (l)	89,892	89,892
First Tennessee Bank
2.85%, 8/15/08 (l)	2,696,723	2,696,723
G.X. Clarke & Co., Repurchase Agreement
2.80%, 4/1/08 (r)	8,869,378	8,869,378
General Electric Capital Corp.
2.40%, 3/12/10 (l)	119,856	119,856
Goldman Sachs Group, Inc.
3.12%, 8/18/08 (l)	599,282	599,282
2.41%, 3/27/09 (l)	838,995	838,995
Goldman Sachs Group, Inc., Repurchase Agreement
2.75%, 4/1/08 (r)	13,048,550	13,048,550
Hartford Life, Inc.
3.25%, 2/2/09 (l)	239,713	239,713
HSBC Holdings plc/London
2.75%, 4/1/08	2,696,770	2,696,770
K2 (USA) LLC
2.37%, 5/29/09 (l)	1,198,153	1,198,153
2.37%, 6/18/09 (l)	1,497,645	1,497,645
Kommunalkredit Austria AG
3.07%, 7/8/08 (l)	1,797,833	1,797,833
Landesbank Baden-Wuerttemberg/New York
3.32%, 7/9/08 (l)	1,498,206	1,498,206
Landesbank Hessen-Thueringen/Frankfurt
3.00%, 4/1/08	2,696,770	2,696,770
Lehman Brothers Holdings, Inc.
3.17%, 8/21/09 (l)	749,095	749,095
Links Finance LLC
2.37%, 6/25/09 (l)	449,321	449,321
MBIA Global Funding LLC
2.37%, 3/30/09 (l)	749,103	749,103
Monumental Global Funding II
2.36%, 4/25/08 (l)	719,139	719,139
2.43%, 5/26/10 (l)	1,408,313	1,408,313
Morgan Stanley
3.59%, 2/9/09 (l)	2,328,467	2,328,467
3.15%, 5/7/09 (l)	1,498,206	1,498,206
Pricoa Global Funding I
2.40%, 6/25/10 (l)	898,721	898,721
San Paolo IMI/Ireland
4.62%, 4/8/08	147,724	147,724
Santander U.S. Debt S.A.U.
2.45%, 9/19/08 (l)	1,499,728	1,499,728
Ulster Bank Ireland Ltd.
2.72%, 4/18/08 (l)	1,498,206	1,498,206
Wachovia Bank N.A.
2.37%, 10/2/08 (l)	299,641	299,641

Total Short-Term Investments of Cash Collateral for Securities Loaned		70,093,421

Time Deposit (3.8%)
JPMorgan Chase Nassau
1.59%, 4/1/08	38,122,879	38,122,879

Total Short-Term Investments (14.7%) (Cost/Amortized Cost $145,716,300)		145,714,737

Total Investments (107.9%) (Cost/Amortized Cost $1,093,135,297)		1,071,748,609
Other Assets Less Liabilities (-7.9%)		(78,614,461)

Net Assets (100%)		$993,134,148

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

(l)	Floating Rate Security. Rate disclosed is as of March 31, 2008.

(o)	Discount Note Security. Effective rate calculated as of March 31, 2008.

(p)	Yield to maturity.

(r)	The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.

Glossary:

ADR — American Depositary Receipt

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER LARGE CAP CORE EQUITY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2008 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – Quoted prices in active markets for identical securities

•	Level 2 – Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Portfolio’s net assets as of March 31, 2008:

Description	Quoted Prices in Active Markets for Identical Securities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities	$908,171,766	$163,576,843	$—	$1,071,748,609
Other Investments*	—	—	—	—

Total	$908,171,766	$163,576,843	$—	$1,071,748,609

Liabilities:
Investments in Securities	$—	$—	$—	$—
Other Investments*	—	—	—	—

Total	$—	$—	$—	$—

*	Other investments are derivative instruments, such as futures, forwards, written options and swap contracts.

Investment security transactions for the three months ended March 31, 2008 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$132,378,017
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$90,770,502

As of March 31, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$73,020,550
Aggregate gross unrealized depreciation	(99,330,072)

Net unrealized depreciation	$(26,309,522)

Federal income tax cost of investments	$1,098,058,131

At March 31, 2008, the Portfolio had loaned securities with a total value of $68,416,501. This was secured by collateral of $70,093,421 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments. Additionally, uninvested cash received as collateral on loaned securities was held in an interest bearing account in the amount of $5,019, which the Portfolio cannot repledge and accordingly is not reflected in the Portfolio’s assets and liabilities.

For the three months ended March 31, 2008, the Portfolio incurred approximately $2,904 as brokerage commissions with Sanford C. Bernstein & Co., Inc., an affiliated broker/dealer.

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER LARGE CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (9.8%)
Diversified Consumer Services (0.3%)
Apollo Group, Inc., Class A*	21,793	$941,458

Hotels, Restaurants & Leisure (4.0%)
International Game Technology^	49,000	1,970,290
Las Vegas Sands Corp.*^	58,995	4,344,392
Marriott International, Inc., Class A	62,800	2,157,808
MGM MIRAGE*^	14,597	857,865
Starwood Hotels & Resorts Worldwide, Inc.	28,300	1,464,525
Yum! Brands, Inc.	99,900	3,717,279

		14,512,159

Internet & Catalog Retail (3.2%)
Amazon.com, Inc.*	151,815	10,824,410
Expedia, Inc.*^	44,500	974,105

		11,798,515

Media (0.8%)
McGraw-Hill Cos., Inc.	14,900	550,555
Walt Disney Co.	44,225	1,387,780
XM Satellite Radio Holdings, Inc., Class A*^	87,000	1,010,940

		2,949,275

Multiline Retail (0.9%)
Kohl’s Corp.*	48,200	2,067,298
Target Corp.	24,400	1,236,592

		3,303,890

Specialty Retail (0.6%)
Bed Bath & Beyond, Inc.*^	37,800	1,115,100
Lowe’s Cos., Inc.	52,575	1,206,071

		2,321,171

Total Consumer Discretionary		35,826,468

Consumer Staples (5.2%)
Beverages (1.3%)
Coca-Cola Co.	40,565	2,469,192
PepsiCo, Inc.	32,495	2,346,139

		4,815,331

Food & Staples Retailing (2.0%)
CVS Caremark Corp.	132,128	5,352,505
Wal-Mart Stores, Inc.^	38,300	2,017,644

		7,370,149

Household Products (1.4%)
Colgate-Palmolive Co.	33,945	2,644,655
Procter & Gamble Co.	31,385	2,199,147

		4,843,802

Personal Products (0.5%)
Avon Products, Inc.	45,630	1,804,210

Total Consumer Staples		18,833,492

Energy (7.6%)
Energy Equipment & Services (5.4%)
Schlumberger Ltd.	175,280	15,249,360
Transocean, Inc.	21,740	2,939,248
Weatherford International Ltd.*	23,975	1,737,468

		19,926,076

Oil, Gas & Consumable Fuels (2.2%)
Devon Energy Corp.	19,125	1,995,311
Marathon Oil Corp.	26,815	1,222,764
Suncor Energy, Inc.	12,500	1,204,375
XTO Energy, Inc.	57,443	3,553,424

		7,975,874

Total Energy		27,901,950

Financials (8.6%)
Capital Markets (3.7%)
Charles Schwab Corp.	60,499	1,139,196
Franklin Resources, Inc.	23,900	2,318,061
Goldman Sachs Group, Inc.^	9,920	1,640,669
Morgan Stanley	50,500	2,307,850
Northern Trust Corp.^	27,720	1,842,548
State Street Corp.	53,500	4,226,500

		13,474,824

Diversified Financial Services (2.2%)
CME Group, Inc.^	3,615	1,695,797
IntercontinentalExchange, Inc.*^	47,340	6,177,870

		7,873,667

Insurance (2.7%)
Berkshire Hathaway, Inc., Class A*	39	5,202,600
MetLife, Inc.	21,740	1,310,052
Progressive Corp.	219,665	3,530,017

		10,042,669

Total Financials		31,391,160

Health Care (17.7%)
Biotechnology (9.0%)
Celgene Corp.*	64,221	3,936,105
Cephalon, Inc.*^	40,700	2,621,080
Genentech, Inc.*^	111,565	9,056,847
Genzyme Corp.*	80,400	5,993,016
Gilead Sciences, Inc.*	217,295	11,197,211

		32,804,259

Health Care Equipment & Supplies (3.6%)
Baxter International, Inc.	35,475	2,051,164
Medtronic, Inc.	81,445	3,939,495
St. Jude Medical, Inc.*	38,000	1,641,220
Stryker Corp.^	34,825	2,265,366
Varian Medical Systems, Inc.*	70,900	3,320,956

		13,218,201

Health Care Providers & Services (0.6%)
Humana, Inc.*	14,100	632,526
McKesson Corp.	21,100	1,105,007
Medco Health Solutions, Inc.*^	13,375	585,691

		2,323,224

Health Care Technology (0.7%)
Cerner Corp.*^	68,100	2,538,768

Life Sciences Tools & Services (0.6%)
Thermo Fisher Scientific, Inc.*	38,695	2,199,424

Pharmaceuticals (3.2%)
Abbott Laboratories	53,620	2,957,143
Allergan, Inc.	29,300	1,652,227
Merck & Co., Inc.	63,549	2,411,684
Schering-Plough Corp.	187,755	2,705,550
Teva Pharmaceutical Industries Ltd. (ADR)^	41,125	1,899,564

		11,626,168

Total Health Care		64,710,044

Industrials (10.9%)
Aerospace & Defense (2.8%)
Boeing Co.	16,685	1,240,863

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER LARGE CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2008 (Unaudited)

	Number of Shares	Value (Note 1)

General Dynamics Corp.	51,020	$4,253,537
Lockheed Martin Corp.	12,400	1,231,320
Precision Castparts Corp.^	11,200	1,143,296
United Technologies Corp.	35,025	2,410,421

		10,279,437

Air Freight & Logistics (2.6%)
C.H. Robinson Worldwide, Inc.	88,595	4,819,568
Expeditors International of Washington, Inc.	104,900	4,739,382

		9,558,950

Commercial Services & Supplies (0.2%)
Monster Worldwide, Inc.*	29,100	704,511

Construction & Engineering (1.0%)
Fluor Corp.	15,450	2,180,922
Foster Wheeler Ltd.*	22,600	1,279,612

		3,460,534

Industrial Conglomerates (2.7%)
General Electric Co.	225,190	8,334,282
McDermott International, Inc.*	25,100	1,375,982

		9,710,264

Machinery (1.6%)
Danaher Corp.	56,700	4,310,901
Deere & Co.	19,370	1,558,123

		5,869,024

Total Industrials		39,582,720

Information Technology (31.0%)
Communications Equipment (8.0%)
Cisco Systems, Inc.*	173,355	4,176,122
Corning, Inc.	141,500	3,401,660
Juniper Networks, Inc.*	167,600	4,190,000
QUALCOMM, Inc	297,695	12,205,495
Research In Motion Ltd.*^	46,340	5,200,738

		29,174,015

Computers & Peripherals (5.0%)
Apple, Inc.*	70,130	10,063,655
Dell, Inc.*	60,600	1,207,152
EMC Corp.*	144,100	2,066,394
Hewlett-Packard Co.	83,210	3,799,369
NetApp, Inc.*	55,390	1,110,569

		18,247,139

Internet Software & Services (6.0%)
eBay, Inc.*	154,300	4,604,312
Google, Inc., Class A*	31,926	14,062,445
VeriSign, Inc.*^	96,245	3,199,184

		21,865,941

IT Services (1.6%)
Accenture Ltd., Class A	71,900	2,528,723
Automatic Data Processing, Inc.	26,600	1,127,574
Visa, Inc., Class A*	37,040	2,309,814

		5,966,111

Semiconductors & Semiconductor Equipment (4.2%)
Applied Materials, Inc.	92,000	1,794,920
ASML Holding N.V. (N.Y.
Shares) (ADR)*	2	50
Broadcom Corp., Class A*^	124,132	2,392,024
Intel Corp.	244,470	5,177,874
Marvell Technology Group Ltd.*^	183,900	2,000,832
Texas Instruments, Inc.	62,555	1,768,430
Xilinx, Inc.^	94,600	2,246,750

		15,380,880

Software (6.2%)
Adobe Systems, Inc.*	65,220	2,321,180
Autodesk, Inc.*	17,500	550,900
Electronic Arts, Inc.*	41,200	2,056,704
Microsoft Corp.	304,185	8,632,770
Nintendo Co., Ltd. (ADR)	21,000	1,358,700
Oracle Corp.*	93,265	1,824,264
Salesforce.com, Inc.*	101,000	5,844,870

		22,589,388

Total Information Technology		113,223,474

Materials (3.1%)
Chemicals (2.2%)
Air Products & Chemicals, Inc.	21,780	2,003,760
Monsanto Co.^	34,880	3,889,120
Praxair, Inc.	26,800	2,257,364

		8,150,244

Metals & Mining (0.9%)
Allegheny Technologies, Inc	26,600	1,898,176
Freeport-McMoRan Copper & Gold, Inc.	13,600	1,308,592

		3,206,768

Total Materials		11,357,012

Telecommunication Services (2.0%)
Wireless Telecommunication Services (2.0%)
American Tower Corp., Class A*	111,800	4,383,678
Crown Castle International Corp.*^	40,900	1,410,641
MetroPCS Communications, Inc.*^	79,300	1,348,100

Total Telecommunication Services		7,142,419

Total Common Stocks (95.9%) (Cost $328,173,086)		349,968,739

	Principal Amount

SHORT-TERM INVESTMENTS:
Short-Term Investments of Cash Collateral for Securities Loaned (8.0%)
Atlantis One Funding Corp.
3.06%, 4/2/08	$168,594	168,594
Banco de Sabadell S.A.
3.89%, 4/23/09 (l)	375,322	375,322
Bank of Ireland
2.60%, 12/19/08 (l)	625,470	625,470
Bank of Scotland plc/London
3.30%, 4/1/08	1,125,964	1,125,964
BBVA Senior Finance S.A.
2.95%, 3/12/10 (l)	275,235	275,235
Belmont Funding LLC
4.00%, 4/1/08	938,199	938,199
CIT Group Holdings, Inc.
3.97%, 5/19/08 (l)	600,514	600,514
Citigroup Funding, Inc.
2.36%, 3/16/09 (l)	375,321	375,321
Citigroup Global Markets, Inc.
3.30%, 4/7/08 (l)	292,976	292,976
Comerica Bank
2.84%, 3/16/09 (l)	125,100	125,100
Commonwealth Bank of Australia/London
3.00%, 4/1/08	1,125,963	1,125,963
DekaBank Deutsche Girozentrale
3.93%, 4/30/09 (l)	325,278	325,278
Den Danske Bank/Copenhagen
3.40%, 4/1/08	400,343	400,343
Deutsche Bank AG/London
2.49%, 5/1/08 (1)	625,535	625,535

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER LARGE CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2008 (Unaudited)

	Principal Amount	Value (Note 1)

DZ Bank International Singapore Ltd.
3.50%, 4/1/08	$953,941	$953,941
Fifth Third Bancorp
2.61%, 8/22/08 (l)	37,532	37,532
First Tennessee Bank
2.85%, 8/15/08 (l)	1,125,944	1,125,944
G.X. Clarke & Co., Repurchase Agreement
2.80%, 4/1/08 (r)	3,703,169	3,703,169
General Electric Capital Corp.
2.40%, 3/12/10 (l)	50,043	50,043
Goldman Sachs Group, Inc.
3.12%, 8/18/08 (l)	250,214	250,214
2.41%, 3/27/09 (l)	350,300	350,300
Goldman Sachs Group, Inc., Repurchase Agreement
2.75%, 4/1/08 (r)	5,448,069	5,448,069
Hartford Life, Inc.
3.25%, 2/2/09 (l)	100,086	100,086
HSBC Holdings plc/London
2.75%, 4/1/08	1,125,964	1,125,964
K2 (USA) LLC
2.37%, 5/29/09 (l)	500,256	500,256
2.37%, 6/18/09 (l)	625,301	625,301
Kommunalkredit Austria AG
3.07%, 7/8/08 (l)	750,636	750,636
Landesbank Baden-Wuerttemberg/New York
3.32%, 7/9/08 (l)	625,535	625,535
Landesbank Hessen-Thueringen/Frankfurt
3.00%, 4/1/08	1,125,964	1,125,964
Lehman Brothers Holdings, Inc.
3.17%, 8/21/09 (l)	312,765	312,765
Links Finance LLC
2.37%, 6/25/09 (l)	187,602	187,602
MBIA Global Funding LLC
2.37%, 3/30/09 (l)	312,768	312,768
Monumental Global Funding II
2.36%, 4/25/08 (l)	300,257	300,257
2.43%, 5/26/10 (l)	588,003	588,003
Morgan Stanley
3.59%, 2/9/09 (l)	972,188	972,188
3.15%, 5/7/09 (l)	625,535	625,535
Pricoa Global Funding I
2.40%, 6/25/10 (l)	375,237	375,237
San Paolo IMI/Ireland
4.62%, 4/8/08	61,678	61,678
Santander U.S. Debt S.A.U.
2.45%, 9/19/08 (l)	626,171	626,171
Ulster Bank Ireland Ltd.
2.72%, 4/18/08 (l)	625,535	625,535
Wachovia Bank N.A.
2.37%, 10/2/08 (l)	125,107	125,107

Total Short-Term Investments of Cash Collateral for Securities Loaned		29,265,614

Time Deposit (3.9%)
JPMorgan Chase Nassau
1.59%, 4/1/08	14,074,917	14,074,917

Total Short-Term Investments (11.9%)
(Amortized Cost $43,340,531)		43,340,531

Total Investments (107.8%)
(Cost/Amortized Cost $371,513,617)		393,309,270
Other Assets Less Liabilities (-7.8%)		(28,575,420)

Net Assets (100%)		$364,733,850

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

(l)	Floating Rate Security. Rate disclosed is as of March 31, 2008.

(r)	The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.

Glossary:

ADR — American Depositary Receipt

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER LARGE CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2008 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – Quoted prices in active markets for identical securities

•	Level 2 – Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Portfolio’s net assets as of March 31, 2008:

Description	Quoted Prices in Active Markets for Identical Securities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total

Assets:
Investments in Securities	$349,968,739	$43,340,531	$—	$393,309,270
Other Investments*	—	—	—	—

Total	$349,968,739	$43,340,531	$—	$393,309,270

Liabilities:
Investments in Securities	$—	$—	—	$—
Other Investments*	—	—	—	—

Total	$—	$—	$—	$—

*	Other investments are derivative instruments, such as futures, forwards, written options and swap contracts.

Investment security transactions for the three months ended March 31, 2008 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$56,848,213
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$60,641,974

As of March 31, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$42,960,826
Aggregate gross unrealized depreciation	(22,719,181)

Net unrealized appreciation	$20,241,645

Federal income tax cost of investments	$373,067,625

At March 31, 2008, the Portfolio had loaned securities with a total value of $28,625,845. This was secured by collateral of $29,265,614 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

For the three months ended March 31, 2008, the Portfolio incurred approximately $607 as brokerage commissions with Sanford C. Bernstein & Co., Inc., an affiliated broker/dealer.

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER LARGE CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2008 (Unaudited)

	Number of Shares	Value (Note 1)

COMMON STOCKS:
Consumer Discretionary (8.3%)
Auto Components (0.6%)
Autoliv, Inc.	46,400	$2,329,280
BorgWarner, Inc.	61,600	2,650,648
Johnson Controls, Inc.	99,280	3,355,664
Magna International, Inc., Class A^ .	33,800	2,438,670
TRW Automotive Holdings Corp.*	57,700	1,348,449

		12,122,711

Automobiles (0.1%)
General Motors Corp.^	156,700	2,985,135

Hotels, Restaurants & Leisure (1.0%)
Intercontinental Hotels Groupplc (ADR)	675,988	10,207,419
McDonald’s Corp.	32,400	1,806,948
Royal Caribbean Cruises Ltd.^	243,200	8,001,280

		20,015,647

Household Durables (0.5%)
Centex Corp.^	78,800	1,907,748
KB Home^	55,600	1,374,988
Lennar Corp., Class B	15,000	258,750
Pulte Homes, Inc.^	70,800	1,030,140
Toll Brothers, Inc.*^	228,280	5,360,014

		9,931,640

Leisure Equipment & Products (0.1%)
Brunswick Corp.^	96,600	1,542,702

Media (2.8%)
CBS Corp., Class B	135,700	2,996,256
Gannett Co., Inc.^	107,800	3,131,590
Idearc, Inc.^	101,800	370,552
Omnicom Group, Inc.	137,530	6,076,075
Time Warner, Inc.	183,900	2,578,278
Viacom, Inc., Class B*^	632,500	25,059,650
Walt Disney Co.	420,030	13,180,542
WPP Group plc	239,160	2,852,640

		56,245,583

Multiline Retail (1.5%)
Family Dollar Stores, Inc.	86,200	1,680,900
Macy’s, Inc.	492,810	11,364,199
Target Corp.^	360,200	18,254,936

		31,300,035

Specialty Retail (0.9%)
Advance Auto Parts, Inc.^	40,940	1,394,007
Gap, Inc.	184,100	3,623,088
Home Depot, Inc.	151,400	4,234,658
Office Depot, Inc.*	165,000	1,823,250
Sherwin-Williams Co.^	78,140	3,988,266
Staples, Inc.	149,240	3,299,696

		18,362,965

Textiles, Apparel & Luxury Goods (0.8%)
Jones Apparel Group, Inc.	170,600	2,289,452
NIKE, Inc., Class B	173,580	11,803,440
VF Corp.	20,100	1,557,951

		15,650,843

Total Consumer Discretionary		168,157,261

Consumer Staples (9.2%)
Beverages (1.3%)
Coca-Cola Co.	22,000	1,339,140
Coca-Cola Enterprises, Inc.^	146,700	3,550,140
Diageo plc	388,428	7,832,279
Molson Coors Brewing Co., Class B	75,800	3,984,806
Pepsi Bottling Group, Inc.	93,200	3,160,412
PepsiAmericas, Inc.^	49,400	1,261,182
PepsiCo, Inc.	62,730	4,529,106

		25,657,065

Food & Staples Retailing (1.8%)
CVS Caremark Corp.^	639,562	25,908,657
Safeway, Inc.	111,300	3,266,655
SUPERVALU, Inc.	121,900	3,654,562
Wal-Mart Stores, Inc.	55,000	2,897,400

		35,727,274

Food Products (1.7%)
Del Monte Foods Co.^	128,700	1,226,511
General Mills, Inc.	104,100	6,233,508
Kellogg Co.	211,930	11,139,041
Kraft Foods, Inc., Class A	39,200	1,215,592
Nestle S.A. (Registered)	18,732	9,360,341
Sara Lee Corp.	217,600	3,042,048
Tyson Foods, Inc., Class A	162,600	2,593,470

		34,810,511

Household Products (3.0%)
Procter & Gamble Co.	874,230	61,257,296

Tobacco (1.4%)
Altria Group, Inc.	350,290	7,776,438
Philip Morris International, Inc.*	420,790	21,283,558

		29,059,996

Total Consumer Staples		186,512,142

Energy (14.2%)
Energy Equipment & Services (1.2%)
Baker Hughes, Inc.^	354,350	24,272,975

Oil, Gas & Consumable Fuels (13.0%)
Anadarko Petroleum Corp.	96,100	6,057,183
Apache Corp.	76,380	9,228,232
BP plc (ADR)^	41,900	2,541,235
Chevron Corp.	311,619	26,599,798
ConocoPhillips	309,170	23,561,846
Devon Energy Corp.	110,980	11,578,543
EOG Resources, Inc.	55,050	6,606,000
Exxon Mobil Corp.	708,840	59,953,687
Hess Corp.	134,610	11,869,910
Marathon Oil Corp.	203,080	9,260,448
Occidental Petroleum Corp.^	307,932	22,531,384
Royal Dutch Shell plc (ADR)	96,910	6,684,852
Total S.A. (ADR)	603,530	44,667,255
Valero Energy Corp.	76,500	3,756,915
XTO Energy, Inc.^	267,326	16,536,786

		261,434,074

Total Energy		285,707,049

Financials (20.9%)
Capital Markets (3.8%)
Bank of New York Mellon Corp.	286,448	11,953,475
Deutsche Bank AG (Registered)^	26,200	2,961,910
Franklin Resources, Inc.	69,240	6,715,587
Goldman Sachs Group, Inc.	139,560	23,081,828
Lehman Brothers Holdings, Inc.	71,530	2,692,389
Merrill Lynch & Co., Inc.	130,140	5,301,904
Morgan Stanley	165,500	7,563,350
State Street Corp.	104,590	8,262,610

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER LARGE CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
UBS AG (Registered)	285,795	$8,305,351

		76,838,404

Commercial Banks (2.9%)
BB&T Corp.^	46,600	1,493,996
Comerica, Inc.	57,400	2,013,592
Fifth Third Bancorp	101,500	2,123,380
KeyCorp.	100,400	2,203,780
National City Corp.^	119,900	1,193,005
PNC Financial Services Group, Inc.^	99,190	6,503,888
SunTrust Banks, Inc.^	175,250	9,663,285
U.S. Bancorp.	70,200	2,271,672
Wachovia Corp.	194,200	5,243,400
Wells Fargo & Co.^	882,150	25,670,565

		58,380,563

Consumer Finance (1.2%)
American Express Co.	90,550	3,958,846
Capital One Financial Corp.^	358,400	17,640,448
Discover Financial Services	242,300	3,966,451

		25,565,745

Diversified Financial Services (4.9%)
Bank of America Corp.	794,813	30,131,361
CIT Group, Inc.^	98,900	1,171,965
Citigroup, Inc.	883,500	18,924,570
JPMorgan Chase & Co.	1,124,700	48,305,865

		98,533,761

Insurance (7.5%)
ACE Ltd.^	404,900	22,293,794
Allstate Corp.	554,640	26,655,998
American International Group, Inc. .	281,400	12,170,550
Aon Corp.	49,440	1,987,488
Chubb Corp.	181,240	8,967,755
Cincinnati Financial Corp.	23,000	874,920
Everest Reinsurance Group Ltd.	14,400	1,289,232
Fidelity National Financial, Inc., Class A^	127,700	2,340,741
Genworth Financial, Inc., Class A	446,670	10,112,609
Hartford Financial Services Group, Inc.	148,350	11,240,480
Lincoln National Corp.	53,900	2,802,800
MetLife, Inc.	378,710	22,821,065
Old Republic International Corp.^	131,400	1,696,374
PartnerReinsurance Ltd.^	34,800	2,655,240
Progressive Corp.	166,400	2,674,048
Prudential Financial, Inc.	58,960	4,613,620
Safeco Corp.	34,900	1,531,412
Torchmark Corp.	48,100	2,891,291
Travelers Cos., Inc.	118,900	5,689,365
Unum Group	169,400	3,728,494
XL Capital Ltd., Class A	70,800	2,092,140

		151,129,416

Thrifts & Mortgage Finance (0.6%)
Fannie Mae	220,500	5,803,560
Freddie Mac^	180,500	4,570,260
Washington Mutual, Inc.^	106,700	1,099,010

		11,472,830

Total Financials		421,920,719

Health Care (11.1%)
Health Care Equipment & Supplies (0.1%)
Covidien Ltd.	22,600	1,000,050

Health Care Providers & Services (0.7%)
AmerisourceBergen Corp.	67,000	2,745,660
Cardinal Health, Inc.	62,600	3,287,126
UnitedHealth Group, Inc.	109,640	3,767,231
WellPoint, Inc.*	114,180	5,038,763

		14,838,780

Pharmaceuticals (10.3%)
Abbott Laboratories	55,100	3,038,765
GlaxoSmithKline plc.	150,960	3,193,765
GlaxoSmithKline plc. (ADR)	66,600	2,825,838
Johnson & Johnson	721,800	46,823,166
Merck & Co., Inc.	1,083,220	41,108,199
Novartis AG (ADR)	532,550	27,282,537
Pfizer, Inc.	1,008,940	21,117,114
Sanofi-Aventis S.A. (ADR)^	79,800	2,995,692
Schering-Plough Corp.^	633,450	9,128,014
Wyeth^	1,193,310	49,832,626

		207,345,716

Total Health Care		223,184,546

Industrials (11.5%)
Aerospace & Defense (2.8%)
Lockheed Martin Corp.	277,720	27,577,596
Northrop Grumman Corp.	197,990	15,405,602
Raytheon Co.	30,480	1,969,313
United Technologies Corp.	168,450	11,592,729

		56,545,240

Building Products (1.0%)
Masco Corp.^	1,049,310	20,807,817

Commercial Services & Supplies (0.2%)
Allied Waste Industries, Inc.*	303,200	3,277,592

Electrical Equipment (0.2%)
Rockwell Automation, Inc.	71,320	4,095,194

Industrial Conglomerates (4.9%)
3M Co.	61,290	4,851,104
General Electric Co.	1,825,741	67,570,674
Textron, Inc.^	386,850	21,439,227
Tyco International Ltd.	126,100	5,554,705

		99,415,710

Machinery (1.0%)
Caterpillar, Inc.	48,000	3,757,920
Cummins, Inc.	10,200	477,564
Eaton Corp.	25,580	2,037,959
Illinois Tool Works, Inc.	33,300	1,606,059
Ingersoll-Rand Co., Ltd., Class A^	103,290	4,604,668
PACCAR, Inc.	70,200	3,159,000
Terex Corp.*	35,700	2,231,250
Timken Co.^	53,170	1,580,212

		19,454,632

Road & Rail (1.1%)
Avis Budget Group, Inc.*	72,900	774,198
Burlington Northern Santa Fe Corp.	63,840	5,887,325
Norfolk Southern Corp.^	272,150	14,783,188

		21,444,711

Trading Companies & Distributors (0.3%)
W.W. Grainger, Inc.	94,720	7,235,661

Total Industrials		232,276,557

Information Technology (8.8%)
Communications Equipment (1.6%)
Cisco Systems, Inc.*^	1,261,310	30,384,958

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER LARGE CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
Nokia Oyj (ADR)	69,300	$2,205,819

		32,590,777

Computers & Peripherals (2.0%)
Dell, Inc.*	96,600	1,924,272
Hewlett-Packard Co.	562,870	25,700,644
International Business Machines Corp.	101,620	11,700,527
Lexmark International, Inc., Class A*	62,400	1,916,928

		41,242,371

Electronic Equipment & Instruments (1.5%)
Arrow Electronics, Inc.*	92,300	3,105,895
Avnet, Inc.*	98,300	3,217,359
Flextronics International Ltd.*	382,434	3,591,055
Ingram Micro, Inc.*	93,300	1,476,939
Sanmina-SCI Corp.*	310,100	502,362
Tech Data Corp.*	37,500	1,230,000
Tyco Electronics Ltd.^	443,550	15,222,636
Vishay Intertechnology, Inc.*^	115,500	1,046,430

		29,392,676

IT Services (1.0%)
Accenture Ltd., Class A	288,230	10,137,049
Automatic Data Processing, Inc.	33,500	1,420,065
Electronic Data Systems Corp.	172,500	2,872,125
Visa, Inc., Class A*	84,350	5,260,066

		19,689,305

Semiconductors & Semiconductor Equipment (2.0%)
Intel Corp.	561,810	11,899,136
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)^	347,100	3,564,717
Texas Instruments, Inc.^	907,400	25,652,198

		41,116,051

Software (0.7%)
Oracle Corp.*	672,450	13,153,122

Total Information Technology		177,184,302

Materials (4.0%)
Chemicals (3.2%)
Air Products & Chemicals, Inc.	47,190	4,341,480
Ashland, Inc.	44,100	2,085,930
Dow Chemical Co.	173,800	6,404,530
E.I. du Pont de Nemours & Co.	832,200	38,913,672
PPG Industries, Inc.	158,000	9,560,580
Praxair, Inc.	33,120	2,789,698

		64,095,890

Containers & Packaging (0.3%)
Ball Corp.	68,900	3,165,266
Bemis Co., Inc.^	58,300	1,482,569
Smurfit-Stone Container Corp.*^	81,360	626,472
Sonoco Products Co.	54,370	1,556,613

		6,830,920

Metals & Mining (0.5%)
Alcoa, Inc.	175,200	6,317,712
ArcelorMittal (N.Y. Shares) (ADR)^	52,300	4,278,140

		10,595,852

Total Materials		81,522,662

Telecommunication Services (6.7%)
Diversified Telecommunication Services (4.8%)
AT&T, Inc.	1,970,070	75,453,681
Embarq Corp.	104,342	4,184,114
Verizon Communications, Inc.	464,370	16,926,287

		96,564,082

Wireless Telecommunication Services (1.9%)
Sprint Nextel Corp.	570,000	3,813,300
Vodafone Group plc.	2,105,797	6,306,518
Vodafone Group plc. (ADR)^	953,050	28,124,506

		38,244,324

Total Telecommunication Services		134,808,406

Utilities (1.9%)
Electric Utilities (0.8%)
American Electric Power Co., Inc.	90,700	3,775,841
Entergy Corp.	50,550	5,513,994
FPL Group, Inc.	90,070	5,650,992
PPL Corp.	39,960	1,834,963

		16,775,790

Independent Power Producers & Energy Traders (0.2%)
Constellation Energy Group, Inc.	38,400	3,389,568

Multi-Utilities (0.9%)
Ameren Corp.	64,400	2,836,176
CMS Energy Corp.^	8,000	108,320
Dominion Resources, Inc.	198,538	8,108,292
PG&E Corp.	88,690	3,265,566
Public Service Enterprise Group, Inc.	112,030	4,502,485

		18,820,839

Total Utilities		38,986,197

Total Common Stocks (96.6%) (Cost $2,051,698,286)		1,950,259,841

	Principal Amount
SHORT-TERM INVESTMENTS:
Commercial Paper (0.7%)
General Electric Capital Corp.
2.50%, 4/1/08 (p)	$13,840,000	13,839,040
Short-Term Investments of Cash Collateral for Securities Loaned (6.9%)
Atlantis One Funding Corp.
3.06%, 4/2/08	804,770	804,770
Banco de Sabadell S.A.
3.89%, 4/23/09 (l)	1,791,565	1,791,565
Bank of Ireland
2.60%, 12/19/08 (l)	2,985,634	2,985,634
Bank of Scotland plc/London
3.30%, 4/1/08	5,374,697	5,374,697
BBVA Senior Finance S.A.
2.95%, 3/12/10 (l)	1,313,815	1,313,815
Belmont Funding LLC
4.00%, 4/1/08	4,478,417	4,478,417
CIT Group Holdings, Inc.
3.97%, 5/19/08 (l)	2,866,505	2,866,505
Citigroup Funding, Inc.
2.36%, 3/16/09 (l)	1,791,566	1,791,566
Citigroup Global Markets, Inc.
3.30%, 4/7/08 (l)	1,398,496	1,398,496
Comerica Bank
2.84%, 3/16/09 (l)	597,153	597,153
Commonwealth Bank of Australia/London
3.00%, 4/1/08	5,374,697	5,374,697
DekaBank Deutsche Girozentrale
3.93%, 4/30/09 (l)	1,552,690	1,552,690
Den Danske Bank/Copenhagen
3.40%, 4/1/08	1,911,003	1,911,003

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER LARGE CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2008 (Unaudited)

	Principal Amount	Value (Note 1)
Deutsche Bank AG/London
2.49%, 5/1/08 (l)	$2,985,943	$2,985,943
DZ Bank International Singapore Ltd.
3.50%, 4/1/08	4,553,563	4,553,563
Fifth Third Bancorp
2.61%, 8/22/08 (l)	179,157	179,157
First Tennessee Bank
2.85%, 8/15/08 (l)	5,374,603	5,374,603
G.X. Clarke & Co., Repurchase Agreement
2.80%, 4/1/08 (r)(p)	17,676,781	17,676,781
General Electric Capital Corp.
2.40%, 3/12/10 (l)	238,875	238,875
Goldman Sachs Group, Inc.
3.12%, 8/18/08 (l)	1,194,377	1,194,377
2.41%, 3/27/09 (l)	1,672,128	1,672,128
Goldman Sachs Group, Inc., Repurchase Agreement
2.75%, 4/1/08 (r)	26,005,924	26,005,924
Hartford Life, Inc.
3.25%, 2/2/09 (l)	477,751	477,751
HSBC Holdings plc/London
2.75%, 4/1/08	5,374,697	5,374,697
K2 (USA) LLC
2.37%, 5/29/09 (l)	2,387,934	2,387,934
2.37%, 6/18/09 (l)	2,984,825	2,984,825
Kommunalkredit Austria AG
3.07%, 7/8/08 (l)	3,583,104	3,583,104
Landesbank Baden-Wuerttemberg/New York
3.32%, 7/9/08 (l)	2,985,943	2,985,943
Landesbank Hessen-Thueringen/Frankfurt
3.00%, 4/1/08	5,374,697	5,374,697
Lehman Brothers Holdings, Inc.
3.17%, 8/21/09 (l)	1,492,957	1,492,957
Links Finance LLC
2.37%, 6/25/09 (l)	895,503	895,503
MBIA Global Funding LLC
2.37%, 3/30/09 (l)	1,492,971	1,492,971
Monumental Global Funding II
2.36%, 4/25/08 (l)	1,433,253	1,433,253
2.43%, 5/26/10 (l)	2,806,786	2,806,786
Morgan Stanley
3.59%, 2/9/09 (l)	4,640,664	4,640,664
3.15%, 5/7/09 (l)	2,985,943	2,985,943
Pricoa Global Funding I
2.40%, 6/25/10 (l)	1,791,162	1,791,162
San Paolo IMI/Ireland
4.62%, 4/8/08	294,415	294,415
Santander U.S. Debt S.A.U.
2.45%, 9/19/08 (l)	2,988,977	2,988,977
Ulster Bank Ireland Ltd.
2.72%, 4/18/08 (l)	2,985,943	2,985,943
Wachovia Bank N.A.
2.37%, 10/2/08 (l)	597,189	597,189

Total Short-Term Investments of Cash Collateral for Securities Loaned		139,697,073

Time Deposit (2.3%)
JPMorgan Chase Nassau
1.59%, 4/1/08	45,492,876	45,492,876

Total Short-Term Investments (9.9%) (Cost/Amortized Cost $199,029,950)		199,028,989

Total Investments (106.5%) (Cost/Amortized Cost $2,250,728,236)		2,149,288,830
Other Assets Less Liabilities (-6.5%)		(130,910,572)

Net Assets (100%)		$2,018,378,258

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

(l)	Floating Rate Security. Rate disclosed is as of March 31, 2008.

(p)	Yield to maturity.

(r)	The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.

Glossary:

ADR — American Depositary Receipt

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER LARGE CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2008 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – Quoted prices in active markets for identical securities

•	Level 2 – Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Portfolio’s net assets as of March 31, 2008:

Description	Quoted Prices in Active Markets for Identical Securities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities	$1,912,408,946	$236,879,884	$—	$2.149,288,830
Other Investments*	—	—	—	—

Total	$1,912,408,946	$236,879,884	$—	$2,149,288,830

Liabilities:
Investments in Securities	$—	$—	$—	$—
Other Investments*	—	—	—	—

Total	$—	$—	$—	$—

*	Other investments are derivative instruments, such as futures, forwards, written options and swap contracts.

Investment security transactions for the three months ended March 31, 2008 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$527,510,865
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$293,617,661

As of March 31, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$112,088,910
Aggregate gross unrealized depreciation	(218,459,239)

Net unrealized depreciation	$(106,370,329)

Federal income tax cost of investments	$2,255,659,159

At March 31, 2008, the Portfolio had loaned securities with a total value of $137,339,606. This was secured by collateral of $139,697,073 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments. Additionally, uninvested cash received as collateral on loaned securities was held in an interest bearing account in the amount of $17,536, which the Portfolio cannot repledge and accordingly is not reflected in the Portfolio’s assets and liabilities.

For the three months ended March 31, 2008, the Portfolio incurred approximately $7,068 as brokerage commissions with Sanford C. Bernstein & Co., Inc., an affiliated broker/dealer.

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (18.6%)
Auto Components (0.6%)
Drew Industries, Inc.*^	94,000	$2,299,240
Tenneco, Inc.*^	78,000	2,179,320

		4,478,560

Distributors (1.8%)
LKQ Corp.*^	568,370	12,771,274

Diversified Consumer Services (1.5%)
Capella Education Co.*	20,600	1,124,760
ITT Educational Services, Inc.*^	59,500	2,732,835
Strayer Education, Inc.^	38,100	5,810,250
Universal Technical Institute, Inc.*^	109,700	1,286,781

		10,954,626

Hotels, Restaurants & Leisure (5.6%)
BJ’s Restaurants, Inc.*^	110,400	1,590,864
Burger King Holdings, Inc.^	256,485	7,094,375
Chipotle Mexican Grill, Inc., Class B*^	41,100	3,990,399
Ctrip.com International Ltd. (ADR)	71,900	3,812,138
Gaylord Entertainment Co.*^	20,000	605,800
International Game Technology	137,000	5,508,770
Life Time Fitness, Inc.*^	59,200	1,847,632
Orient-Express Hotels Ltd.^	108,150	4,667,754
Panera Bread Co., Class A*^	47,900	2,006,531
Penn National Gaming, Inc.*	37,400	1,635,502
Red Robin Gourmet Burgers, Inc.*^	89,980	3,380,548
Ruth’s Chris Steak House, Inc.*^	15,800	109,178
Shuffle Master, Inc.*^	262,800	1,405,980
Sonic Corp.*^	151,300	3,334,652

		40,990,123

Household Durables (0.1%)
Garmin Ltd.^	12,400	669,724

Internet & Catalog Retail (0.5%)
Netflix, Inc.*^	84,800	2,938,320
Shutterfly, Inc.*^	58,500	869,895

		3,808,215

Media (1.3%)
Focus Media Holding Ltd. (ADR)*^	107,400	3,775,110
Lions Gate Entertainment Corp.*^	244,400	2,382,900
National CineMedia, Inc.^	163,100	3,666,488

		9,824,498

Multiline Retail (0.8%)
Nordstrom, Inc.	174,900	5,701,740

Specialty Retail (5.0%)
Aeropostale, Inc.*	36,000	975,960
Dick’s Sporting Goods, Inc.*^	339,500	9,091,810
GameStop Corp., Class A*	169,860	8,783,461
Guess?, Inc.^	30,800	1,246,476
Hibbett Sports, Inc.*^	51,900	801,336
J. Crew Group, Inc.*^	47,600	2,102,492
Men’s Wearhouse, Inc.	71,600	1,666,132
PetSmart, Inc.	38,800	793,072
Tractor Supply Co.*^	80,547	3,183,217
Urban Outfitters, Inc.*	193,100	6,053,685
Zumiez, Inc.*^	119,600	1,876,524

		36,574,165

Textiles, Apparel & Luxury Goods (1.4%)
FGX International Holdings Ltd.*	132,500	1,584,700
Lululemon Athletica, Inc.*^	101,700	2,891,331
Polo Ralph Lauren Corp.^	70,200	4,091,958
Wolverine World Wide, Inc.	43,490	1,261,645

		9,829,634

Total Consumer Discretionary		135,602,559

Consumer Staples (0.5%)
Beverages (0.1%)
Hansen Natural Corp.*^	33,700	1,189,610

Food Products (0.4%)
Hain Celestial Group, Inc.*^	95,300	2,811,350

Total Consumer Staples		4,000,960

Energy (10.8%)
Energy Equipment & Services (4.2%)
Complete Production Services, Inc.*	163,700	3,755,278
Dril-Quip, Inc.*	94,800	4,405,356
ENSCO International, Inc.	48,100	3,012,022
FMC Technologies, Inc.*	23,500	1,336,915
Grant Prideco, Inc.*	50,700	2,495,454
Helix Energy Solutions Group, Inc.*	46,700	1,471,050
National Oilwell Varco, Inc.*	74,938	4,374,881
Oceaneering International, Inc.*	33,300	2,097,900
Smith International, Inc.	26,700	1,714,941
Superior Energy Services, Inc.*	142,000	5,626,040

		30,289,837

Oil, Gas & Consumable Fuels (6.6%)
Bill Barrett Corp.*^	145,700	6,884,325
Denbury Resources, Inc.*	151,940	4,337,887
Forest Oil Corp.*	51,400	2,516,544
Mariner Energy, Inc.*^	158,200	4,272,982
McMoRan Exploration Co.*^	102,400	1,770,496
Newfield Exploration Co.*	58,100	3,070,585
Noble Energy, Inc.	15,700	1,142,960
Peabody Energy Corp.	92,100	4,697,100
Penn Virginia Corp.^	41,600	1,834,144
PetroHawk Energy Corp.*	46,500	937,905
Range Resources Corp.	34,700	2,201,715
Southwestern Energy Co.*	272,680	9,186,589
Ultra Petroleum Corp.*	66,200	5,130,500

		47,983,732

Total Energy		78,273,569

Financials (6.1%)
Capital Markets (3.4%)
Affiliated Managers Group, Inc.*	39,600	3,593,304
Greenhill & Co., Inc.^	50,100	3,484,956
Kohlberg Capital Corp.^	4,700	48,786
Lazard Ltd., Class A^	157,500	6,016,500
MF Global Ltd.*	151,200	1,498,392
optionsXpress Holdings, Inc.^	152,170	3,151,441
SEI Investments Co.	18,600	459,234
Stifel Financial Corp.*	25,500	1,144,950
T. Rowe Price Group, Inc.	109,600	5,480,000

		24,877,563

Commercial Banks (0.2%)
East West Bancorp, Inc.^	94,200	1,672,050

Diversified Financial Services (1.7%)
IntercontinentalExchange, Inc.*	46,800	6,107,400
MSCI, Inc., Class A*	28,100	835,975
NASDAQ OMX Group, Inc.*	134,600	5,203,636

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
NewStar Financial, Inc.*^	69,800	$361,564

		12,508,575

Real Estate Investment Trusts (REITs) (0.5%)
FelCor Lodging Trust, Inc. (REIT)	196,700	2,366,301
iStar Financial, Inc. (REIT)^	107,900	1,513,837

		3,880,138

Real Estate Management & Development (0.1%)
Jones Lang LaSalle, Inc.^	7,300	564,582

Thrifts & Mortgage Finance (0.2%)
Clayton Holdings, Inc.*^	246,971	1,145,945

Total Financials		44,648,853

Health Care (13.5%)
Biotechnology (2.6%)
Acorda Therapeutics, Inc.*^	37,700	676,715
Alexion Pharmaceuticals, Inc.*^	54,300	3,219,990
Angiotech Pharmaceuticals, Inc.*^	544,200	1,142,820
Celgene Corp.*	137,300	8,415,117
Millennium Pharmaceuticals, Inc.*	49,300	762,178
Myriad Genetics, Inc.*^	61,100	2,461,719
OSI Pharmaceuticals, Inc.*^	44,900	1,678,811
Savient Pharmaceuticals, Inc.*^	37,400	748,000

		19,105,350

Health Care Equipment & Supplies (5.0%)
American Medical Systems Holdings, Inc.*^	230,200	3,266,538
ArthroCare Corp.*^	72,400	2,414,540
C.R. Bard, Inc.	6,340	611,176
DexCom, Inc.*^	190,700	789,498
Hansen Medical, Inc.*^	157,600	2,215,856
Hologic, Inc.*^	84,660	4,707,096
Hospira, Inc.*	144,500	6,180,265
Idexx Laboratories, Inc.*	44,500	2,192,070
Masimo Corp.*^	56,400	1,466,400
Meridian Bioscience, Inc.^	115,200	3,851,136
NuVasive, Inc.*^	96,800	3,340,568
Stereotaxis, Inc.*^	14,700	87,024
TomoTherapy, Inc.*^	304,400	4,368,140
Varian Medical Systems, Inc.*	13,800	646,392

		36,136,699

Health Care Providers & Services (1.5%)
Community Health Systems, Inc.*	9,415	316,061
Coventry Health Care, Inc.*	10,800	435,780
Express Scripts, Inc.*	11,600	746,112
HealthExtras, Inc.*^	101,100	2,511,324
Henry Schein, Inc.*	13,300	763,420
MWI Veterinary Supply, Inc.*	25,000	881,500
Psychiatric Solutions, Inc.*^	97,700	3,313,984
VCA Antech, Inc.*	67,800	1,854,330

		10,822,511

Health Care Technology (0.8%)
Cerner Corp.*^	13,800	514,464
MedAssets, Inc.*^	80,600	1,194,492
TriZetto Group, Inc.*^	257,400	4,296,006

		6,004,962

Life Sciences Tools & Services (3.0%)
AMAG Pharmaceuticals, Inc.*^	64,500	2,607,735
Covance, Inc.*	88,300	7,326,251
ICON plc (ADR)*	56,200	3,646,818
PAREXEL International Corp.*^	94,100	2,456,010
Pharmaceutical Product Development, Inc.	9,600	402,240
Qiagen N.V.*	23,600	490,880
Varian, Inc.*	39,200	2,270,464
Waters Corp.*	14,800	824,360
WuXi PharmaTech Cayman, Inc. (ADR)*^	73,300	1,638,988

		21,663,746

Pharmaceuticals (0.6%)
Auxilium Pharmaceuticals, Inc.*^	23,500	628,390
Cadence Pharmaceuticals, Inc.*^	94,600	562,870
Impax Laboratories, Inc.*	52,200	485,460
Jazz Pharmaceuticals, Inc.*^	51,800	467,236
Medicines Co.*^	76,600	1,547,320
Penwest Pharmaceuticals Co.*^	124,100	322,660
XenoPort, Inc.*	17,700	716,319

		4,730,255

Total Health Care		98,463,523

Industrials (19.4%)
Aerospace & Defense (2.4%)
Hexcel Corp.*^	177,200	3,386,292
Orbital Sciences Corp.*^	179,000	4,313,900
Precision Castparts Corp.	80,800	8,248,064
Stanley, Inc.*^	45,800	1,349,268

		17,297,524

Air Freight & Logistics (1.2%)
C.H. Robinson Worldwide, Inc.	18,100	984,640
Expeditors International of Washington, Inc.	138,000	6,234,840
Pacer International, Inc.	80,000	1,314,400

		8,533,880

Airlines (0.3%)
Allegiant Travel Co.*^	55,600	1,468,952
Ryanair Holdings plc (ADR)*^	18,000	509,040

		1,977,992

Commercial Services & Supplies (3.2%)
Duff & Phelps Corp., Class A*	44,200	795,158
FTI Consulting, Inc.*	58,600	4,162,944
Huron Consulting Group, Inc.*^	49,100	2,040,105
Mobile Mini, Inc.*^	102,600	1,949,400
Monster Worldwide, Inc.*	79,750	1,930,748
Robert Half International, Inc.	19,800	509,652
Stericycle, Inc.*	234,300	12,066,450

		23,454,457

Construction & Engineering (0.8%)
Chicago Bridge & Iron Co. N.V.
(N.Y. Shares)^	61,500	2,413,260
Foster Wheeler Ltd.*	5,100	288,762
Granite Construction, Inc.^	88,060	2,880,443

		5,582,465

Electrical Equipment (2.0%)
Ametek, Inc.	140,750	6,180,332
Baldor Electric Co.^	131,400	3,679,200
EnerSys*	78,100	1,868,152
SunPower Corp., Class A*^	41,000	3,054,910

		14,782,594

Machinery (6.4%)
Actuant Corp.^	29,200	882,132
Astec Industries, Inc.*	83,400	3,232,584
Bucyrus International, Inc.^	10,600	1,077,490
Chart Industries, Inc.*	74,800	2,531,232
Cummins, Inc.	148,840	6,968,689
Force Protection, Inc.*^	241,800	486,018
IDEX Corp.	130,925	4,018,088
Joy Global, Inc.	47,500	3,095,100

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
Kaydon Corp.^	51,400	$2,256,974
Lincoln Electric Holdings, Inc.	57,300	3,695,277
Manitowoc Co., Inc.	115,800	4,724,640
Terex Corp.*	14,300	893,750
Valmont Industries, Inc.^	83,100	7,303,659
Wabtec Corp.^	145,900	5,494,594

		46,660,227

Road & Rail (2.7%)
CSX Corp.	120,600	6,762,042
J.B. Hunt Transport Services, Inc.^	177,300	5,572,539
Landstar System, Inc.^	140,100	7,307,616

		19,642,197

Trading Companies & Distributors (0.4%)
MSC Industrial Direct Co.^	69,800	2,949,050

Total Industrials		140,880,386

Information Technology (23.5%)
Communications Equipment (2.6%)
F5 Networks, Inc.*^	30,100	546,917
Foundry Networks, Inc.*^	276,500	3,201,870
Harris Corp.	27,900	1,353,987
Ixia*^	383,700	2,977,512
Juniper Networks, Inc.*	178,100	4,452,500
NETGEAR, Inc.*^	148,020	2,952,999
Riverbed Technology, Inc.*	69,600	1,034,256
ViaSat, Inc.*^	113,600	2,467,392

		18,987,433

Computers & Peripherals (0.5%)
Compellent Technologies, Inc.*^	120,400	1,505,000
Logitech International S.A. (Registered)*^	20,518	521,978
Xyratex Ltd.*	107,200	1,923,168

		3,950,146

Electronic Equipment & Instruments (2.5%)
Amphenol Corp., Class A	89,520	3,334,620
Coherent, Inc.*	80,100	2,233,989
FARO Technologies, Inc.*	81,100	2,528,698
Flir Systems, Inc.*^	147,400	4,435,266
Mettler-Toledo International, Inc.*	7,500	728,400
National Instruments Corp.	64,850	1,695,179
Trimble Navigation Ltd.*^	120,600	3,447,954

		18,404,106

Internet Software & Services (3.6%)
Baidu.com (ADR)*^	11,500	2,755,745
comScore, Inc.*^	135,200	2,712,112
DealerTrack Holdings, Inc.*^	194,700	3,936,834
Equinix, Inc.*^	57,900	3,849,771
Internap Network Services Corp.*^	161,600	801,536
Omniture, Inc.*	175,630	4,076,372
VistaPrint Ltd.*^	138,200	4,830,090
Websense, Inc.*^	153,300	2,874,375

		25,836,835

IT Services (1.9%)
Cybersource Corp.*	227,900	3,329,619
Global Payments, Inc.	17,900	740,344
Heartland Payment Systems, Inc.^	80,800	1,859,208
Iron Mountain, Inc.*	123,385	3,262,300
RightNow Technologies, Inc.*^	81,600	971,040
Sapient Corp.*^	486,299	3,384,641
VeriFone Holdings, Inc.*^	35,100	557,037

		14,104,189

Semiconductors & Semiconductor Equipment (6.3%)
Atheros Communications, Inc.*^	78,400	1,633,856
FormFactor, Inc.*^	110,500	2,110,550
Hittite Microwave Corp.*^	94,300	3,528,706
Integrated Device Technology, Inc.*	200,400	1,789,572
Intersil Corp., Class A	63,400	1,627,478
Lam Research Corp.*	10,700	408,954
Maxim Integrated Products, Inc.	40,000	815,600
Microsemi Corp.*^	315,500	7,193,400
Microtune, Inc.*^	233,900	856,074
Netlogic Microsystems, Inc.*^	102,900	2,484,006
NVIDIA Corp.*	250,450	4,956,405
ON Semiconductor Corp.*^	191,800	1,089,424
Power Integrations, Inc.*	143,500	4,198,810
Silicon Laboratories, Inc.*	90,400	2,851,216
Varian Semiconductor Equipment Associates, Inc.*	249,425	7,021,314
Verigy Ltd.*	156,300	2,944,692

		45,510,057

Software (6.1%)
Activision, Inc.*	367,053	10,024,217
ANSYS, Inc.*^	302,300	10,435,396
Bottomline Technologies, Inc.*	175,000	2,205,000
Commvault Systems, Inc.*^	257,500	3,193,000
Concur Technologies, Inc.*^	4,900	152,145
EPIQ Systems, Inc.*^	23,400	363,168
FactSet Research Systems, Inc.^	15,200	818,824
Informatica Corp.*	185,270	3,160,706
Micros Systems, Inc.*	25,800	868,428
Nuance Communications, Inc.*^	255,300	4,444,773
Quest Software, Inc.*	211,200	2,760,384
Salesforce.com, Inc.*	4,800	277,776
SuccessFactors, Inc.*^	225,600	2,201,856
Synchronoss Technologies, Inc.*^	151,160	3,027,735
Voltaire Ltd.*	46,200	230,538

		44,163,946

Total Information Technology		170,956,712

Materials (2.1%)
Chemicals (1.5%)
CF Industries Holdings, Inc.^	61,600	6,382,992
FMC Corp.	50,100	2,780,049
Minerals Technologies, Inc.^	22,600	1,419,280

		10,582,321

Metals & Mining (0.6%)
Allegheny Technologies, Inc	64,700	4,616,992

Total Materials		15,199,313

Telecommunication Services (2.0%)
Diversified Telecommunication Services (0.6%)
Cbeyond, Inc.*^	26,820	503,948
Time Warner Telecom, Inc., Class A*^	236,424	3,662,208

		4,166,156

Wireless Telecommunication Services (1.4%)
American Tower Corp., Class A*	70,700	2,772,147
Crown Castle International Corp.*	12,600	434,574
MetroPCS Communications, Inc.*^	38,500	654,500
NII Holdings, Inc.*	19,400	616,532
SBA Communications Corp., Class A*^	196,900	5,873,527

		10,351,280

Total Telecommunication Services		14,517,436

Total Common Stocks (96.5%) (Cost $718,350,196)		702,543,311

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2008 (Unaudited)

	Principal Amount	Value (Note 1)
SHORT-TERM INVESTMENTS:
Government Security (1.6%)
Federal Home Loan Bank
1.50%, 4/1/08 (p)(o)	$11,415,000	$11,414,524

Short-Term Investments of Cash Collateral for Securities Loaned (28.2%)
Atlantis One Funding Corp.
3.06%, 4/2/08	1,185,137	1,185,137
Banco de Sabadell S.A.
3.89%, 4/23/09 (l)	2,638,331	2,638,331
Bank of Ireland
2.60%, 12/19/08 (l)	4,396,763	4,396,763
Bank of Scotland plc/London
3.30%, 4/1/08	7,914,992	7,914,992
BBVA Senior Finance S.A.
2.95%, 3/12/10 (l)	1,934,776	1,934,776
Belmont Funding LLC
4.00%, 4/1/08	6,595,094	6,595,094
CIT Group Holdings, Inc.
3.97%, 5/19/08 (l)	4,221,329	4,221,329
Citigroup Funding, Inc.
2.36%, 3/16/09 (l)	2,638,331	2,638,331
Citigroup Global Markets, Inc.
3.30%, 4/7/08 (l)	2,059,481	2,059,481
Comerica Bank
2.84%, 3/16/09 (l)	879,391	879,391
Commonwealth Bank of Australia/London
3.00%, 4/1/08	7,914,992	7,914,992
DekaBank Deutsche Girozentrale
3.93%, 4/30/09 (l)	2,286,553	2,286,553
Den Danske Bank/Copenhagen
3.40%, 4/1/08	2,814,220	2,814,220
Deutsche Bank AG/London
2.49%, 5/1/08 (l)	4,397,218	4,397,218
DZ Bank International Singapore Ltd.
3.50%, 4/1/08	6,705,758	6,705,758
Fifth Third Bancorp
2.61%, 8/22/08 (l)	263,833	263,833
First Tennessee Bank
2.85%, 8/15/08 (l)	7,914,854	7,914,854
G.X. Clarke & Co., Repurchase Agreement
2.80%, 4/1/08 (r)	26,031,531	26,031,531
General Electric Capital Corp.
2.40%, 3/12/10 (l)	351,777	351,777
Goldman Sachs Group, Inc.
3.12%, 8/18/08 (l)	1,758,887	1,758,887
2.41%, 3/27/09 (l)	2,462,442	2,462,442
Goldman Sachs Group, Inc., Repurchase Agreement
2.75%, 4/1/08 (r)	38,297,357	38,297,357
Hartford Life, Inc.
3.25%, 2/2/09 (l)	703,555	703,555
HSBC Holdings plc/London
2.75%, 4/1/08	7,914,992	7,914,992
K2 (USA) LLC
2.37%, 5/29/09 (l)	3,516,567	3,516,567
2.37%, 6/18/09 (l)	4,395,571	4,395,571
Kommunalkredit Austria AG
3.07%, 7/8/08 (l)	5,276,621	5,276,621
Landesbank Baden-Wuerttemberg/New York
3.32%, 7/9/08 (l)	4,397,218	4,397,218
Landesbank Hessen-Thueringen/Frankfurt
3.00%, 4/1/08	7,914,992	7,914,992
Lehman Brothers Holdings, Inc.
3.17%, 8/21/09 (l)	2,198,587	2,198,587
Links Finance LLC
2.37%, 6/25/09 (l)	1,318,753	1,318,753
MBIA Global Funding LLC
2.37%, 3/30/09 (l)	2,198,609	2,198,609
Monumental Global Funding II
2.36%, 4/25/08 (l)	2,110,665	2,110,665
2.43%, 5/26/10 (l)	4,133,385	4,133,385
Morgan Stanley
3.59%, 2/9/09 (l)	6,834,026	6,834,026
3.15%, 5/7/09 (l)	4,397,218	4,397,218
Pricoa Global Funding I
2.40%, 6/25/10 (l)	2,637,737	2,637,737
San Paolo IMI/Ireland
4.62%, 4/8/08	433,568	433,568
Santander U.S. Debt S.A.U.
2.45%, 9/19/08 (l)	4,401,686	4,401,686
Ulster Bank Ireland Ltd.
2.72%, 4/18/08 (l)	4,397,218	4,397,218
Wachovia Bank N.A.
2.37%, 10/2/08 (l)	879,444	879,444

Total Short-Term Investments of Cash Collateral for Securities Loaned		205,723,459

Time Deposit (2.2%)
JPMorgan Chase Nassau
1.59%, 4/1/08	15,720,064	15,720,064

Total Short-Term Investments (32.0%) (Cost/Amortized Cost $232,858,522)		232,858,047

Total Investments (128.5%) (Cost/Amortized Cost $951,208,718)		935,401,358
Other Assets Less Liabilities (-28.5%)		(207,346,966)

Net Assets (100%)		$728,054,392

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

(l)	Floating Rate Security. Rate disclosed is as of March 31, 2008.

(o)	Discount Note Security. Effective rate calculated as of March 31, 2008.

(p)	Yield to maturity.

(r)	The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.

Glossary:

ADR — American Depositary Receipt

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2008 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – Quoted prices in active markets for identical securities

•	Level 2 – Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Portfolio’s net assets as of March 31, 2008:

Description	Quoted Prices in Active Markets for Identical Securities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities	$702,543,311	$232,858,047	$—	$935,401,358
Other Investments*	—	—	—	—

Total	$702,543,311	$232,858,047	$—	$935,401,358

Liabilities:
Investments in Securities	$—	$—	$—	$—
Other Investments*	—	—	—	—

Total	$—	$—	$—	$—

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in Securities	Other Investments*
Balance as of 12/31/07	$539,080	$—
Total gains or losses (realized/unrealized) included in earnings	1,096,520	—
Purchases, sales, issuances, and settlements (net)	(1,635,600)	—
Transfers in and/or out of Level 3	—	—

Balance as of 3/31/08	$—	$—

The amount of total gains or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 3/31/08	$—	$—

*	Other investments are derivative instruments, such as futures, forwards, written options and swap contracts.

Investment security transactions for the three months ended March 31, 2008 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$157,939,710
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$162,154,384

As of March 31, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$71,902,370
Aggregate gross unrealized depreciation	(91,369,269)

Net unrealized depreciation	$(19,466,899)

Federal income tax cost of investments	$954,868,257

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2008 (Unaudited)

At March 31, 2008, the Portfolio had loaned securities with a total value of $201,300,998. This was secured by collateral of $205,723,459 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments. Additionally, uninvested cash received as collateral on loaned securities was held in an interest bearing account in the amount of $29,860, which the Portfolio cannot repledge and accordingly is not reflected in the Portfolio’s assets and liabilities.

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (11.2%)
Auto Components (1.9%)
American Axle & Manufacturing Holdings, Inc.^	19,011	$389,726
Autoliv, Inc.	16,561	831,362
Cooper Tire & Rubber Co.^	3,550	53,144
Exide Technologies*^	35,071	459,430
Standard Motor Products, Inc.^	29,560	180,907
Stoneridge, Inc.*^	26,400	355,080
Strattec Security Corp.	5,290	223,926
TRW Automotive Holdings Corp.*	261,344	6,107,609
WABCO Holdings, Inc.	220,741	10,070,204

		18,671,388

Distributors (0.0%)
Building Materials Holding Corp.^	21,600	94,608

Diversified Consumer Services (0.6%)
Regis Corp.^	210,869	5,796,789
Service Corp. International	22,846	231,658

		6,028,447

Hotels, Restaurants & Leisure (1.2%)
Bluegreen Corp.*^	38,700	259,290
Bob Evans Farms, Inc.^	5,013	138,309
Canterbury Park Holding Corp.	620	5,859
Carrols Restaurant Group, Inc.*^	2,372	21,182
CBRL Group, Inc.^	34,120	1,220,472
CEC Entertainment, Inc.*^	29,800	860,624
Cheesecake Factory, Inc.*^	289,400	6,306,026
Darden Restaurants, Inc.	38,900	1,266,195
Dover Downs Gaming & Entertainment, Inc.^	23,500	199,985
Frisch’s Restaurants, Inc.	4,870	112,010
Interstate Hotels & Resorts, Inc.*	46,100	220,358
J. Alexander’s Corp.	5,260	43,553
Jack in the Box, Inc.*	8,300	223,021
Landry’s Restaurants, Inc.^	19,200	312,576
Marcus Corp.^	4,086	78,451
Nathan’s Famous, Inc.*	4,000	56,000
Silverleaf Resorts, Inc.*^	55,203	125,311
Speedway Motorsports, Inc.^	4,940	123,846
Town Sports International Holdings, Inc.*	2,300	14,743
WMS Industries, Inc.*^	2,625	94,421

		11,682,232

Household Durables (2.7%)
American Greetings Corp., Class A^	84,199	1,561,892
Avatar Holdings, Inc.*^	9,800	427,182
Blyth, Inc.^	11,270	222,244
CSS Industries, Inc.^	2,390	83,554
Ethan Allen Interiors, Inc.^	38,696	1,100,127
Flexsteel Industries, Inc.	5,956	80,287
Hooker Furniture Corp.^	8,120	181,401
Lennar Corp., Class A^	196,900	3,703,689
M.D.C. Holdings, Inc.^	120,100	5,259,179
National Presto Industries, Inc.^	6,020	315,448
Newell Rubbermaid, Inc.	121,800	2,785,566
Q.E.P. Co., Inc.*	5,180	39,109
Snap-On, Inc.	105,293	5,354,149
Stanley Works	130	6,191
Toll Brothers, Inc.*^	111,200	2,610,976
Tupperware Brands Corp.	350	13,538
Universal Electronics, Inc.*^	3,994	96,695
Whirlpool Corp.^	21,700	1,883,126

		25,724,353

Internet & Catalog Retail (0.0%)
PC Mall, Inc.*^	9,458	100,538
Systemax, Inc.^	15,194	183,240

		283,778

Leisure Equipment & Products (0.3%)
Aldila, Inc.	7,733	88,156
Hasbro, Inc.	62,002	1,729,856
JAKKS Pacific, Inc.*^	44,810	1,235,412

		3,053,424

Media (0.7%)
Alloy, Inc.*	7,098	52,170
Entercom Communications Corp., Class A^	34,600	343,578
Journal Communications, Inc., Class A^	75,717	558,792
Media General, Inc., Class A^	27,170	380,923
Saga Communications, Inc., Class A*	26,500	148,400
Scholastic Corp.*^	55,030	1,665,758
Valassis Communications, Inc.*^	43,700	474,145
Virgin Media, Inc.	207,200	2,915,304

		6,539,070

Multiline Retail (0.9%)
Big Lots, Inc.*^	138,440	3,087,212
Bon-Ton Stores, Inc.^	13,400	73,298
Macy’s, Inc.	243,530	5,615,802
Tuesday Morning Corp.*^	53,550	277,389

		9,053,701

Specialty Retail (2.3%)
Aaron Rents, Inc.^	2,670	57,512
American Eagle Outfitters, Inc.	184,400	3,228,844
Asbury Automotive Group, Inc.^	47,000	646,720
Books-A-Million, Inc.^	31,300	273,562
Coldwater Creek, Inc.*^	985,200	4,975,260
Franklin Covey Co.*^	26,100	195,750
Gap, Inc.	316,100	6,220,848
Hastings Entertainment, Inc.*^	15,914	125,084
Jennifer Convertibles, Inc.*	840	1,924
Lithia Motors, Inc., Class A^	28,300	287,528
Mothers Work, Inc.*^	2,099	35,074
Office Depot, Inc.*	104,669	1,156,592
RadioShack Corp.	40,670	660,888
Rent-A-Center, Inc.*^	123,499	2,266,207
REX Stores Corp.*	15,520	305,278
Sonic Automotive, Inc., Class A^	13,100	269,205
Stage Stores, Inc.^	59,300	960,660

		21,666,936

Textiles, Apparel & Luxury Goods (0.6%)
Culp, Inc.*	12,890	96,933
Deckers Outdoor Corp.*^	13,992	1,508,617
Heelys, Inc.*^	8,343	35,791
LaCrosse Footwear, Inc.	102	1,619
Liz Claiborne, Inc.	104,500	1,896,675
Movado Group, Inc.^	1,640	31,964
Perry Ellis International, Inc.*^	5,120	111,769
Weyco Group, Inc.^	6,506	193,033

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
Wolverine World Wide, Inc.	52,680	$1,528,247

		5,404,648

Total Consumer Discretionary		108,202,585

Consumer Staples (3.8%)
Food & Staples Retailing (0.9%)
Ingles Markets, Inc., Class A^	3,800	93,442
Longs Drug Stores Corp.	4,600	195,316
Nash Finch Co.^	8,280	281,354
Ruddick Corp.^	125	4,608
Spartan Stores, Inc.^	3,286	68,513
Village Super Market, Inc., Class A^.	200	10,300
Whole Foods Market, Inc.^	211,800	6,983,046
Winn-Dixie Stores, Inc.*^	58,222	1,045,667

		8,682,246

Food Products (2.8%)
Bunge Ltd.^	37,200	3,231,936
Cal-Maine Foods, Inc.^	20,990	700,646
Chaoda Modern Agriculture (Holdings) Ltd.	2,132,000	2,421,653
Corn Products International, Inc.^	92,976	3,453,129
Cosan Ltd., Class A*^	96,500	1,188,880
Dean Foods Co.	205,500	4,128,495
Diamond Foods, Inc.^	21,940	397,992
Fresh Del Monte Produce, Inc.*^	55,100	2,005,640
Marfrig Frigorificos e Comercio de Alimentos SA*	28,100	286,653
Marine Harvest ASA*	7,431,000	4,348,558
Omega Protein Corp.*^	24,990	341,114
Sanderson Farms, Inc.^	11,595	440,726
Seaboard Corp.^	680	1,064,200
Seneca Foods Corp., Class A*	3,410	71,610
Seneca Foods Corp., Class B*	600	12,300
Smithfield Foods, Inc.*^	93,700	2,413,712
Tasty Baking Co.	11,069	63,093

		26,570,337

Household Products (0.0%)
Oil-Dri Corp. of America	9,625	172,191

Personal Products (0.1%)
Elizabeth Arden, Inc.*^	19,410	387,229
Inter Parfums, Inc.^	2,340	51,667
Schiff Nutrition International, Inc.	23,130	138,549

		577,445

Tobacco (0.0%)
Alliance One International, Inc.*	51,921	313,603

Total Consumer Staples		36,315,822

Energy (8.5%)
Energy Equipment & Services (3.9%)
Cameron International Corp.*	139,000	5,787,960
Cie Generale de Geophysique- Veritas (ADR)*^	80,400	3,980,604
Complete Production Services, Inc.*^	55,600	1,275,464
Dawson Geophysical Co.*^	1,500	101,250
GulfMark Offshore, Inc.*^	24,174	1,322,801
Helmerich & Payne, Inc.	100	4,687
Lufkin Industries, Inc.^	3,940	251,451
Oil States International, Inc.*^	36,500	1,635,565
Rowan Cos., Inc.	18,930	779,537
SBM Offshore N.V	28,732	926,718
SEACOR Holdings, Inc.*	37,290	3,183,074
Solar Cayman Ltd.(b)*†	141,300	1,827,998
Superior Energy Services, Inc.*	57,488	2,277,675
T-3 Energy Services, Inc.*^	920	39,155
Tidewater, Inc.^	53,450	2,945,630
Trico Marine Services, Inc.*^	21,156	824,449
Union Drilling, Inc.*^	23,100	404,019
Unit Corp.*	25,800	1,461,570
Weatherford International Ltd.*	112,900	8,181,863

		37,211,470

Oil, Gas & Consumable Fuels (4.6%)
Adams Resources & Energy, Inc.^	6,100	169,580
Arch Coal, Inc.	64,200	2,792,700
Brasil Ecodiesel Industria e Comerciode Biocombustiveis e Oleos Vegetais S.A. (ADR)*	363,600	948,233
Callon Petroleum Co.*^	28,560	516,650
Cimarex Energy Co.^	119,600	6,546,904
Comstock Resources, Inc.*^	10,200	411,060
Consol Energy, Inc.	85,700	5,929,583
Mariner Energy, Inc.*^	79,290	2,141,623
Massey Energy Co.	41,492	1,514,458
Murphy Oil Corp.	105,910	8,699,447
Newfield Exploration Co.*	131,700	6,960,345
Noble Energy, Inc	50,400	3,669,120
PrimeEnergy Corp.*	200	11,200
Stone Energy Corp.*	4,520	236,441
Swift Energy Co.*^	47,500	2,137,025
Teton Energy Corp.*^	7,100	33,654
Uranium One, Inc.*	365,000	1,201,910
USEC, Inc.*^	185,500	686,350

		44,606,283

Total Energy		81,817,753

Financials (18.5%)
Capital Markets (2.4%)
Affiliated Managers Group, Inc.*	39,400	3,575,156
American Physicians Service Group, Inc.^	10,140	198,541
E*TRADE Financial Corp.*^	941,700	3,634,962
Evercore Partners, Inc., Class A	3,506	62,232
Federated Investors, Inc., Class B^	202,300	7,922,068
Knight Capital Group, Inc., Class A*^	456,200	7,408,688

		22,801,647

Commercial Banks (2.1%)
Associated Banc-Corp^	38,500	1,025,255
Banco Latinoamericano de Exportaciones S.A., Class E^	45,000	693,000
Bank of Hawaii Corp.	9,400	465,864
BOK Financial Corp.^	6,897	360,230
Boston Private Financial Holdings, Inc.	920	9,743
Britton & Koontz Capital Corp.	1,752	27,226
C&F Financial Corp.	1,238	33,228
Carolina Bank Holdings, Inc.*	1,918	20,235
CCF Holding Co.	1,622	9,764
Centrue Financial Corp.	430	8,385
Century Bancorp Inc., Class A	100	2,010
Codorus Valley Bancorp, Inc.	1,727	28,047
Colonial BancGroup Inc.^	2,760	26,579
Commerce Bancshares, Inc./Missouri	21,800	916,254
Community Bankshares, Inc./ South Carolina	4,069	48,787
Community Capital Corp.	3,123	49,000
Cullen/Frost Bankers, Inc.^	17,600	933,504
Epic Bancorp^	5,600	65,912
First M&F Corp.	12,900	187,050
First Merchants Corp.^	2,915	83,194

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
First Regional Bancorp/California*^	15,245	$250,018
First United Corp.	8,872	175,843
FirstMerit Corp.^	24,884	514,103
FNB United Corp.^	15,421	161,921
Great Southern Bancorp, Inc.^	1,500	23,415
Habersham Bancorp	500	6,960
Hawthorn Bancshares, Inc.	270	7,425
Horizon Bancorp/Indiana	3,500	80,115
Huntington Bancshares, Inc./Ohio^	272,400	2,928,300
Intervest Bancshares Corp., Class A	11,500	110,285
Landmark Bancorp, Inc.	2,194	52,108
M&T Bank Corp.	48,500	3,903,280
Northrim BanCorp, Inc.	6,569	119,424
Pacific Premier Bancorp, Inc.*	7,200	50,400
Parke Bancorp, Inc.*^	1,026	16,365
Peoples Bancorp of North Carolina, Inc.	7,308	98,658
Popular, Inc.^	266,800	3,110,888
Premier Financial Bancorp, Inc.	1,917	22,141
Republic First Bancorp, Inc.*^	14,200	70,006
Rurban Financial Corp.	1,384	14,158
Southwest Bancorp, Inc./Oklahoma^	19,670	344,422
Summit Financial Group, Inc.^	200	2,840
SVB Financial Group*^	8,600	375,304
Taylor Capital Group, Inc.^	4,003	65,729
TCF Financial Corp.^	35,900	643,328
Team Financial, Inc.	5,500	71,500
UMB Financial Corp.^	8,100	333,720
United Bancshares, Inc./Ohio	1,420	19,880
Webster Financial Corp.	46,700	1,301,529

		19,867,332

Consumer Finance (0.1%)
Advanta Corp., Class A	5,910	35,342
Advanta Corp., Class B^	13,234	93,035
AmeriCredit Corp.*^	102,250	1,029,657
Consumer Portfolio Services, Inc.*^	1,221	3,468
First Marblehead Corp.^	8,046	60,023
United PanAm Financial Corp.*^	23,339	84,954
White River Capital, Inc.*	5,250	84,525

		1,391,004

Diversified Financial Services (1.3%)
California First National Bancorp	2,716	26,236
CIT Group, Inc.	113,700	1,347,345
First Pacific Co.	3,392,000	2,235,866
Interactive Brokers Group, Inc.*^	38,339	984,162
Marlin Business Services Corp.*	300	2,262
MicroFinancial, Inc.	2,700	14,121
Moody’s Corp.^	223,500	7,784,505

		12,394,497

Insurance (6.8%)
Alleghany Corp.*	7,427	2,536,321
Allied World Assurance Co. Holdings
Ltd./Bermuda	28,740	1,140,978
Ambac Financial Group, Inc.^	140,400	807,300
American Financial Group, Inc./Ohio	120,620	3,083,047
American Safety Insurance Holdings Ltd.*^	12,960	221,616
Arch Capital Group Ltd.*	98,600	6,770,862
Aspen Insurance Holdings Ltd.	133,610	3,524,632
Assurant, Inc.	97,990	5,963,671
Brooke Corp.^	20,300	65,772
Endurance Specialty Holdings Ltd.	69,600	2,547,360
Everest Reinsurance Group Ltd.	37,600	3,366,328
Hilltop Holdings, Inc.*^	84,040	874,016
Horace Mann Educators Corp.	19,503	340,912
IPC Holdings Ltd.^	40,527	1,134,756
Max Capital Group Ltd.^	84,132	2,203,417
Montpelier Reinsurance Holdings Ltd.^	17,203	276,108
National Security Group, Inc.	680	11,397
National Western Life Insurance Co., Class A^	80	17,343
NYMAGIC, Inc.^	8,500	193,035
Odyssey Reinsurance Holdings Corp.^	7,100	260,925
PartnerReinsurance Ltd.^	37,079	2,829,128
Platinum Underwriters Holdings Ltd.	215,075	6,981,335
Presidential Life Corp.^	11,995	209,193
Reinsurance Group of America, Inc.^	113,900	6,200,716
RenaissanceReinsurance Holdings Ltd.	46,610	2,419,525
Unico American Corp.*^	4,190	39,386
United America Indemnity Ltd., Class A*	4,040	77,810
Universal Insurance Holdings, Inc.^ .	50,720	191,722
Unum Group	174,500	3,840,745
Willis Group Holdings Ltd.^	183,899	6,180,845
Zenith National Insurance Corp.^	44,800	1,606,528

		65,916,729

Real Estate Investment Trusts (REITs) (2.4%)
AmREIT, Inc., Class A (REIT)^	7,418	53,039
Ashford Hospitality Trust, Inc. (REIT)^	195,154	1,108,475
CBL & Associates
Properties, Inc. (REIT)^	99,200	2,334,176
Colonial Properties Trust (REIT)^	79,250	1,905,963
Extra Space Storage, Inc. (REIT)^	85,997	1,392,291
FelCor Lodging Trust, Inc. (REIT)	1,900	22,857
Hersha Hospitality Trust (REIT)^	77,290	697,929
Hospitality Properties Trust (REIT)	63,844	2,171,973
HRPT Properties Trust (REIT)	331,800	2,233,014
Investors Real Estate Trust (REIT)^	2,830	27,677
iStar Financial, Inc. (REIT)^	7,441	104,397
Lexington Realty Trust (REIT)^	34,286	494,061
Liberty Property Trust (REIT)	125,600	3,907,416
LTC Properties, Inc. (REIT)^	33,820	869,512
Medical Properties Trust, Inc. (REIT)^	53,143	601,579
MHI Hospitality Corp. (REIT)	10,900	68,234
Mission West Properties, Inc. (REIT)^	33,560	317,142
Monmouth Reit, Class A (REIT)^	23,000	184,000
National Retail Properties, Inc. (REIT)^	99,800	2,200,590
One Liberty Properties, Inc. (REIT)	18,100	291,229
Ramco-Gershenson Properties Trust (REIT)	21,840	461,042
Strategic Hotels & Resorts, Inc. (REIT)^	18,700	245,531
Sunstone Hotel Investors, Inc. (REIT)	78,330	1,254,063
Supertel Hospitality, Inc. (REIT)^	25,781	136,639
Transcontinental Realty Investors, Inc. (REIT)*^	10,430	178,562
Urstadt Biddle Properties, Inc. Class A (REIT)^	2,590	40,741
Winthrop Realty Trust (REIT)^	92,650	381,718

		23,683,850

Real Estate Management & Development (0.0%)
United Capital Corp.*	1,320	28,710

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
Thrifts & Mortgage Finance (3.4%)
Berkshire Bancorp, Inc./New York	649	$8,969
Beverly Hills Bancorp, Inc.	31,223	78,994
Camco Financial Corp.	9,319	97,943
Carver Bancorp, Inc.	3,350	39,128
Community Financial Corp./Virginia	6,200	49,600
Corus Bankshares, Inc.^	60,689	590,504
Farmer Mac, Class C^	19,040	496,944
First BancTrust Corp.	405	3,544
First Capital, Inc.	380	6,308
First Defiance Financial Corp.^	10,300	189,005
First Niagara Financial Group, Inc.^	29,884	406,124
First Place Financial Corp./Ohio^	27,623	359,099
Great Pee Dee Bancorp, Inc.^	500	11,505
Guaranty Federal Bancshares, Inc.^	4,100	107,215
Harrington West Financial Group, Inc.	6,451	52,705
HF Financial Corp.	7,656	122,496
HMN Financial, Inc.	5,777	133,333
Hudson City Bancorp, Inc.	406,555	7,187,892
Imperial Capital Bancorp, Inc.^	8,524	184,289
LSB Financial Corp.	1,963	35,923
MFB Corp.	100	3,257
Monarch Community Bancorp, Inc.^	3,500	35,350
MutualFirst Financial, Inc.^	1,540	20,282
New Hampshire Thrift Bancshares, Inc.	3,440	42,312
New York Community Bancorp, Inc.^	454,202	8,275,560
North Central Bancshares, Inc.	1,900	55,309
Ocwen Financial Corp.*^	63,200	280,608
Parkvale Financial Corp.	4,252	114,124
People’s United Financial, Inc.^	512,764	8,875,945
Provident Community Bancshares, Inc.	200	3,550
Provident Financial Holdings, Inc.^	4,875	78,195
Southern Missouri Bancorp, Inc.	2,002	28,528
Sovereign Bancorp, Inc.^	352,500	3,285,300
Teche Holding Co.	1,062	35,046
TF Financial Corp.^	3,881	79,560
United Western Bancorp, Inc.	11,000	196,900
Washington Federal, Inc.	25,300	577,852
WSFS Financial Corp.^	11,520	567,706

		32,716,904

Total Financials		178,800,673

Health Care (9.3%)
Biotechnology (0.2%)
Celsion Corp.*^	14,840	79,394
Emergent Biosolutions, Inc.*	8,140	72,609
Theravance, Inc.*^	182,700	1,923,831
Trimeris, Inc.*^	31,900	207,988

		2,283,822

Health Care Equipment & Supplies (3.5%)
Allied Healthcare Products, Inc.*	4,200	25,956
Angeion Corp.*	5,330	38,642
Atrion Corp.^	440	43,974
Beckman Coulter, Inc	66,600	4,299,030
CONMED Corp.*^	47,170	1,209,439
Cooper Cos., Inc.^	91,200	3,140,016
Datascope Corp.^	16,713	692,420
Edwards Lifesciences Corp.*	172,400	7,680,420
Hillenbrand Industries, Inc.	102,500	4,899,500
Hospira, Inc.*	110,890	4,742,765
Integra LifeSciences Holdings Corp.*^	490	21,300
Invacare Corp.^	22,660	504,865
Kewaunee Scientific Corp.	3,700	55,500
National Dentex Corp.*	7,210	92,937
Orthofix International N.V.*^	14,971	595,397
Osteotech, Inc.*	4,039	19,185
Span-America Medical Systems, Inc.^	4,200	49,560
Theragenics Corp.*	42,742	168,403
West Pharmaceutical Services, Inc.^ .	117,000	5,174,910
Zoll Medical Corp.*	7,341	195,197

		33,649,416

Health Care Providers & Services (1.3%)
Advocat, Inc.*	3,954	43,020
Almost Family, Inc.*^	2,340	46,589
Amedisys, Inc.*^	3,900	153,426
AMERIGROUP Corp.*	6,163	168,435
Apria Healthcare Group, Inc.*^	50,100	989,475
BioScrip, Inc.*^	61,200	413,712
Dynacq Healthcare, Inc.*	100	463
Gentiva Health Services, Inc.*^	22,650	492,864
Hanger Orthopedic Group, Inc.*^	33,645	362,693
Health Net, Inc.*	89,000	2,741,200
HealthSouth Corp.*^	246,140	4,378,831
IntegraMed America, Inc.*	124	1,214
Kindred Healthcare, Inc.*^	51,560	1,127,617
MedCath Corp.*	14,100	256,620
RehabCare Group, Inc.*^	30,840	462,600
Res-Care, Inc.*^	29,470	505,410
Skilled Healthcare Group, Inc.*^	1,123	12,331

		12,156,500

Life Sciences Tools & Services (2.2%)
Albany Molecular Research, Inc.*^	9,106	110,547
Bio-Rad Laboratories, Inc., Class A*	1,100	97,845
Bruker Corp.*^	950	14,621
Cambrex Corp.^	53,700	372,141
Harvard Bioscience, Inc.*^	520	2,600
Illumina, Inc.*^	31,660	2,402,994
Invitrogen Corp.*	44,100	3,769,227
PAREXEL International Corp.*^	24,412	637,153
PerkinElmer, Inc.	15,640	379,270
PharmaNet Development Group, Inc.*^	17,349	437,715
Thermo Fisher Scientific, Inc.*	127,300	7,235,732
Varian, Inc.*	101,095	5,855,422

		21,315,267

Pharmaceuticals (2.1%)
Barr Pharmaceuticals, Inc.*	163,100	7,879,361
Endo Pharmaceuticals Holdings, Inc.*	162,400	3,887,856
Impax Laboratories, Inc.*^	434,600	4,041,780
King Pharmaceuticals, Inc.*	340,500	2,962,350
Perrigo Co.	50,132	1,891,480
ViroPharma, Inc.*^	13,700	122,478

		20,785,305

Total Health Care		90,190,310

Industrials (16.3%)
Aerospace & Defense (2.1%)
Alliant Techsystems, Inc.*^	129,440	13,400,923
Ducommun, Inc.*	2,600	71,942
Edac Technologies Corp.*	6,740	43,136
Esterline Technologies Corp.*	20	1,007
Goodrich Corp.	23,500	1,351,485
Herley Industries, Inc.*	866	8,955
Hexcel Corp.*^	211,500	4,041,765
Orbital Sciences Corp.*^	153	3,687
Sypris Solutions, Inc.^	1,956	8,078
Teledyne Technologies, Inc.*	13,700	643,900

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2008 (Unaudited)

	Number of Shares	Value (Note 1)

Triumph Group, Inc.^	20,990	$1,194,961

		20,769,839

Air Freight & Logistics (0.0%)
Park-Ohio Holdings Corp.*^	14,422	226,570

Airlines (0.7%)
Mesa Air Group, Inc.*	15,924	37,421
Northwest Airlines Corp.*	375,880	3,379,161
Pinnacle Airlines Corp.*^	26,800	233,964
Republic Airways Holdings, Inc.*	56,512	1,224,050
SkyWest, Inc.^	43,640	921,677
U.S. Airways Group, Inc.*	1,000	8,910
UAL Corp.^	60,000	1,291,800

		7,096,983

Building Products (0.4%)
Ameron International Corp.^	2,540	237,566
Armstrong World Industries, Inc.	34,580	1,233,123
Gibraltar Industries, Inc.^	17,090	200,466
NCI Building Systems, Inc.*^	32,400	784,080
Universal Forest Products, Inc.^	30,100	969,220

		3,424,455

Commercial Services & Supplies (2.5%)
A.T. Cross Co., Class A*^	4,950	33,907
Allied Waste Industries, Inc.*	357,554	3,865,159
Amrep Corp.^	1,900	99,370
Avalon Holdings Corp., Class A*	27	162
CDI Corp.^	17,020	426,351
Champion Industries, Inc.	13,540	70,679
Comfort Systems USA, Inc.^	39,270	510,903
Consolidated Graphics, Inc.*	230	12,891
Copart, Inc.*	83,000	3,217,080
Deluxe Corp.	84,740	1,627,855
Ecology And Environment, Inc., Class A	5,428	64,865
Exponent, Inc.*^	10,000	328,400
GeoEye, Inc.*	9,040	234,950
GP Strategies Corp.*	8,950	85,025
Heidrick & Struggles International, Inc.^	1,499	48,762
IKON Office Solutions, Inc.	1,500	11,400
Kelly Services, Inc., Class A^	33,700	692,872
Layne Christensen Co.*^	9	315
Nashua Corp.*	7,000	76,930
National Technical Systems, Inc.*	1,390	8,271
North American Galvanizing & Coatings, Inc.*^	8,916	49,038
PHH Corp.*	210,700	3,672,501
R.R. Donnelley & Sons Co	137,000	4,152,470
RCM Technologies, Inc.*	3,142	12,128
Spherion Corp.*^	27,673	169,359
United Stationers, Inc.*^	85,300	4,068,810
Virco Manufacturing Corp.	17,850	93,356
Volt Information Sciences, Inc.*^	290	4,918
VSE Corp.^	7,668	216,468
Waste Industries USA, Inc.	2,283	82,530

		23,937,725

Construction & Engineering (0.6%)
Granite Construction, Inc.^	55,400	1,812,134
Meadow Valley Corp.*	1,770	14,514
Michael Baker Corp.*^	10,100	226,846
Northwest Pipe Co.*^	80	3,399
Perini Corp.*	22,685	821,878
Shaw Group, Inc.*	3,696	174,229
URS Corp.*	90,600	2,961,714

		6,014,714

Electrical Equipment (0.4%)
Acuity Brands, Inc.^	22,020	945,759
AZZ, Inc.*^	200	7,116
Chase Corp.^	2,200	39,842
Espey Manufacturing & Electronics Corp.	320	6,400
Preformed Line Products Co.^	4,112	200,172
Regal-Beloit Corp.^	55,900	2,047,617
SL Industries, Inc.*	7,300	145,270
Superior Essex, Inc.*^	1,860	52,304

		3,444,480

Industrial Conglomerates (0.9%)
Standex International Corp.^	25,200	562,968
Teleflex, Inc.	168,379	8,033,362

		8,596,330

Machinery (6.5%)
AGCO Corp.*	145,700	8,724,516
Astec Industries, Inc.*	260	10,078
Baldwin Technology Co. Inc., Class A*	17,697	45,481
Barnes Group, Inc.^	10,300	236,385
Crane Co.^	82,300	3,320,805
Dover Corp.	130,895	5,468,793
Eastern Co.^	6,586	103,071
EnPro Industries, Inc.*^	4,452	138,858
Gehl Co.*^	17,900	303,226
Hardinge, Inc.^	16,861	232,007
Harsco Corp.	42,500	2,353,650
Hurco Cos., Inc.*^	8,153	381,397
Joy Global, Inc.	125,100	8,151,516
Kadant, Inc.*^	1,510	44,364
Kennametal, Inc.	170,048	5,004,513
K-Tron International, Inc.*	3,800	456,418
L.S. Starrett Co., Class A	9,720	187,013
Lydall, Inc.*	17,890	204,840
Mueller Industries, Inc.	64,100	1,849,285
NACCO Industries, Inc., Class A^	10,470	847,442
Pentair, Inc.	98,800	3,151,720
Robbins & Myers, Inc.	43,720	1,427,458
SPX Corp.	143,340	15,036,366
Tennant Co.^	1,000	39,810
Toro Co.^	110,900	4,590,151
Trinity Industries, Inc.^	240	6,396
Twin Disc, Inc.^	13,560	214,519
Watts Water Technologies, Inc., Class A^	300	8,409

		62,538,487

Marine (0.4%)
American Commercial Lines, Inc.*^ .	246,100	3,888,380
B&H Ocean Carriers Ltd.*	10,100	104,838
Genco Shipping & Trading Ltd.	1,580	89,160
International Shipholding Corp.*^	10,400	199,472

		4,281,850

Road & Rail (1.0%)
Dollar Thrifty Automotive Group, Inc.*^	120	1,637
Ryder System, Inc.^	87,800	5,347,898
Saia, Inc.*^	15,396	244,180
Werner Enterprises, Inc.^	217,600	4,038,656

		9,632,371

Trading Companies & Distributors (0.8%)
Applied Industrial Technologies, Inc.^	82,245	2,458,303

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
Empire Resources, Inc.^	2,800	$12,180
Genesis Lease Ltd. (ADR)^	214,400	3,119,520
Rush Enterprises, Inc., Class A*^	99,600	1,577,664
Rush Enterprises, Inc., Class B*^	11,850	173,958
Willis Lease Finance Corp.*	9,270	116,524

		7,458,149

Total Industrials		157,421,953

Information Technology (14.3%)
Communications Equipment (1.1%)
ADC Telecommunications, Inc.*^	299,600	3,619,168
Black Box Corp.^	32,000	987,200
Communications Systems, Inc.^	13,200	142,164
Digi International, Inc.*^	13,659	157,625
JDS Uniphase Corp.*	315,200	4,220,528
Network Equipment Technologies, Inc.*^	33,990	223,314
Soapstone Networks, Inc.^	20,600	147,496
Tekelec*^	102,150	1,271,768
Telular Corp.*^	7,500	25,050
Tollgrade Communications, Inc.*^	12,408	65,018

		10,859,331

Computers & Peripherals (0.7%)
Astro-Med, Inc.	2,650	23,717
Emulex Corp.*^	57,280	930,227
Key Tronic Corp.*	14,440	37,400
NCR Corp.*	52,500	1,198,575
Sun Microsystems, Inc.*	307,500	4,775,475
Western Digital Corp.*	820	22,173

		6,987,567

Electronic Equipment & Instruments (2.9%)
ADDvantage Technologies Group, Inc.*	15,720	54,391
Agilysys, Inc.^	8,864	102,822
Allied Motion Technologies, Inc.*	5,050	23,937
Arrow Electronics, Inc.*	306,291	10,306,692
Avnet, Inc.*	113,190	3,704,709
AVX Corp.^	69,000	883,890
Coherent, Inc.*	1,486	41,445
CTS Corp.^	45,000	481,500
Flextronics International Ltd.*	556,600	5,226,474
Gerber Scientific, Inc.*^	200	1,778
Insight Enterprises, Inc.*	18,678	326,865
KEMET Corp.*^	115,341	465,978
Kingboard Laminates Holdings Ltd.	4,814,500	2,833,278
Mesa Laboratories, Inc.	600	12,840
O.I. Corp.	4,500	53,100
Sigmatron International, Inc.*	5,320	32,931
SMART Modular Technologies (WWH), Inc.*^	40,458	251,244
Spectrum Control, Inc.*^	17,470	147,796
Technitrol, Inc.	7,240	167,461
TESSCO Technologies, Inc.*	6,225	93,375
TTM Technologies, Inc.*^	2,864	32,420
Vicon Industries, Inc.*	7,120	35,600
Vishay Intertechnology, Inc.*	255,800	2,317,548
Zones, Inc.*^	16,340	134,151
Zygo Corp.*^	11,342	141,095

		27,873,320

Internet Software & Services (0.2%)
EarthLink, Inc.*^	111,595	842,543
United Online, Inc.^	44,811	473,204

		1,315,747

IT Services (1.2%)
CACI International, Inc., Class A*^	139,100	6,336,005
CIBER, Inc.*	104,680	512,932
Computer Task Group, Inc.*	10,991	45,283
CSG Systems International, Inc.*	1,940	22,058
CSP, Inc.*	1,330	8,020
Edgewater Technology, Inc.*	8,800	46,376
Gevity HR, Inc.^	25,900	224,294
MAXIMUS, Inc.^	30,790	1,130,301
MPS Group, Inc.*^	186,680	2,206,557
Perot Systems Corp., Class A*	87,734	1,319,519
TechTeam Global, Inc.*^	9,194	83,206

		11,934,551

Office Electronics (0.4%)
Zebra Technologies Corp., Class A*	108,670	3,620,884

Semiconductors & Semiconductor Equipment (6.0%)
Amkor Technology, Inc.*^	125,908	1,347,215
Analog Devices, Inc.	236,300	6,975,576
Broadcom Corp., Class A*	281,800	5,430,286
Fairchild Semiconductor International, Inc.*	319,700	3,810,824
FEI Co.*^	28,200	615,606
IXYS Corp.*	18,290	124,921
KLA-Tencor Corp.	79,400	2,945,740
Kulicke & Soffa Industries, Inc.*^	6,800	32,504
LSI Corp.*	1,011,200	5,005,440
Maxim Integrated Products, Inc.	350,075	7,138,029
MKS Instruments, Inc.*^	71,090	1,521,326
Novellus Systems, Inc.*	11,747	247,274
Pericom Semiconductor Corp.*	27,166	398,797
Skyworks Solutions, Inc.*^	209,400	1,524,432
Standard Microsystems Corp.*^	21,971	641,114
Teradyne, Inc.*	443,400	5,507,028
TriQuint Semiconductor, Inc.*	1,768	8,946
Varian Semiconductor Equipment Associates, Inc.*	269,271	7,579,979
Verigy Ltd.*^	353,250	6,655,230
White Electronic Designs Corp.*^	942	4,145
Zoran Corp.*	55,380	756,491

		58,270,903

Software (1.8%)
American Software, Inc., Class A^	9,630	60,284
Cadence Design Systems, Inc.*	7,742	82,685
JDA Software Group, Inc.*	31,979	583,617
Lawson Software, Inc.*^	16,300	122,739
McAfee, Inc.*	137,400	4,546,566
Mentor Graphics Corp.*^	4,098	36,185
NetScout Systems, Inc.*	140	1,302
Novell, Inc.*	31,330	197,066
SPSS, Inc.*^	15,647	606,791
Sybase, Inc.*	106,525	2,801,607
Synopsys, Inc.*	12,343	280,309
THQ, Inc.*^	376,600	8,209,880

		17,529,031

Total Information Technology		138,391,334

Materials (9.6%)
Chemicals (6.2%)
Agrium, Inc.	76,100	4,726,571
American Pacific Corp.*^	10,300	164,491
Arch Chemicals, Inc.^	23,735	884,366

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2008 (Unaudited)

	Number of Shares	Value (Note 1)

Celanese Corp., Class A	145,470	$5,680,603
CF Industries Holdings, Inc.	53,723	5,566,777
Chemtura Corp.	235,500	1,728,570
Cytec Industries, Inc.	161,130	8,676,851
FMC Corp.	224,900	12,479,701
Innophos Holdings, Inc.	687	11,054
Innospec, Inc.	40,502	858,642
International Flavors & Fragrances, Inc.	149,500	6,585,475
LSB Industries, Inc.*^	14,590	215,057
OM Group, Inc.*^	4,170	227,432
Penford Corp.	13,464	292,573
Rhodia S.A.*	135,502	3,163,933
Rockwood Holdings, Inc.*	47,311	1,550,381
Scotts Miracle-Gro Co., Class A	59,860	1,940,661
Sensient Technologies Corp.	57,220	1,687,418
Stepan Co.^	8,579	327,975
Terra Industries, Inc.*	102,500	3,641,825

		60,410,356

Construction Materials (0.0%)
United States Lime & Minerals, Inc.*^	2,070	60,134

Containers & Packaging (1.7%)
AEP Industries, Inc.*^	8,600	260,494
Greif, Inc.	69,500	4,721,135
Owens-Illinois, Inc.*	102,900	5,806,647
Pactiv Corp.*^	118,900	3,116,369
Rock-Tenn Co., Class A^	60,400	1,810,188
Temple-Inland, Inc.^	24,600	312,912
UFP Technologies, Inc.*	7,913	61,326

		16,089,071

Metals & Mining (1.6%)
Cleveland-Cliffs, Inc.	35,640	4,270,385
Commercial Metals Co.	240,202	7,198,854
Friedman Industries, Inc.	4,340	22,351
Kaiser Aluminum Corp.	5	346
Olympic Steel, Inc.	16,900	762,190
Reliance Steel & Aluminum Co.	15,650	936,809
Rock of Ages Corp.*	4,370	17,305
Schnitzer Steel Industries, Inc., Class A^	15,756	1,118,991
Steel Dynamics, Inc.	42,940	1,418,738
Synalloy Corp.	2,124	25,828
U.S. Energy Corp. Wyoming^	28,795	96,463

		15,868,260

Paper & Forest Products (0.1%)
Buckeye Technologies, Inc.*^	60,346	673,461
Glatfelter	450	6,799
Schweitzer-Mauduit International, Inc.	3,340	77,288

		757,548

Total Materials		93,185,369

Telecommunication Services (1.0%)
Diversified Telecommunication Services (1.0%)
Atlantic Tele-Network, Inc.^	4,250	143,778
CenturyTel, Inc.	129,550	4,306,242
D&E Communications, Inc.	20,166	179,477
Embarq Corp.	72,200	2,895,220
Gilat Satellite Networks Ltd.*	40,330	436,774
HickoryTech Corp.	1,046	8,546
Hungarian Telephone & Cable Corp.*^	1,087	18,859
Premiere Global Services, Inc.*^	86,560	1,241,270
SureWest Communications^	23,528	363,743

		9,593,909

Wireless Telecommunication Services (0.0%)
USA Mobility, Inc.*^	42,493	303,400

Total Telecommunication Services		9,897,309

Utilities (4.6%)
Electric Utilities (2.5%)
Central Vermont Public Service Corp.^	830	19,837
El Paso Electric Co.*	1,360	29,063
Empire District Electric Co.^	2,650	53,663
Maine & Maritimes Corp.*	2,600	72,280
Northeast Utilities	189,200	4,642,968
Pepco Holdings, Inc.	181,100	4,476,792
Pinnacle West Capital Corp.	121,500	4,262,220
Portland General Electric Co.^	54,000	1,217,700
Sierra Pacific Resources	315,700	3,987,291
UIL Holdings Corp.^	41,100	1,238,343
Unisource Energy Corp.	60,110	1,338,049
Unitil Corp.	100	2,695
Westar Energy, Inc.	114,820	2,614,451

		23,955,352

Gas Utilities (0.6%)
AGL Resources, Inc.	31,000	1,063,920
Delta Natural Gas Co., Inc.	100	2,469
Energy West, Inc.^	4,326	37,853
RGC Resources, Inc.	1,290	35,178
UGI Corp.	196,500	4,896,780

		6,036,200

Multi-Utilities (1.5%)
Alliant Energy Corp.^	123,960	4,339,840
Black Hills Corp.^	2,740	98,037
CH Energy Group, Inc.^	13,870	539,543
Florida Public Utilities Co.	100	1,115
MDU Resources Group, Inc.	147,150	3,612,532
Wisconsin Energy Corp.	140,300	6,171,797

		14,762,864

Water Utilities (0.0%)
Artesian Resources Corp., Class A	1,467	27,183

Total Utilities		44,781,599

Total Common Stocks (97.1%) (Cost $954,768,135)		939,004,707

CONVERTIBLE PREFERRED STOCK:
Financials (0.0%)
Real Estate Investment Trusts (REITs) (0.0%)
Thornburg Mortgage, Inc. (REIT), 10.000%^	41,800	177,650

Total Convertible Preferred Stocks (0.0%) (Cost $979,178)		177,650

	Principal Amount
SHORT-TERM INVESTMENTS:
Short-Term Investments of Cash Collateral for Securities Loaned (26.6%)
Atlantis One Funding Corp.
3.06%, 4/2/08	$1,484,162	1,484,162
Banco de Sabadell S.A.
3.89%, 4/23/09 (l)	3,304,016	3,304,016

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2008 (Unaudited)

	Principal Amount	Value (Note 1)
Bank of Ireland
2.60%, 12/19/08 (l)	$5,506,124	$5,506,124
Bank of Scotland plc/London
3.30%, 4/1/08	9,912,049	9,912,049
BBVA Senior Finance S.A.
2.95%, 3/12/10 (l)	2,422,945	2,422,945
Belmont Funding LLC
4.00%, 4/1/08	8,259,123	8,259,123
CIT Group Holdings, Inc.
3.97%, 5/19/08 (l)	5,286,426	5,286,426
Citigroup Funding, Inc.
2.36%, 3/16/09 (l)	3,304,016	3,304,016
Citigroup Global Markets, Inc.
3.30%, 4/7/08 (l)	2,579,115	2,579,115
Comerica Bank
2.84%, 3/16/09 (l)	1,101,273	1,101,273
Commonwealth Bank of Australia/London
3.00%, 4/1/08	9,912,049	9,912,049
DekaBank Deutsche Girozentrale
3.93%, 4/30/09 (l)	2,863,481	2,863,481
Den Danske Bank/Copenhagen
3.40%, 4/1/08	3,524,284	3,524,284
Deutsche Bank AG/London
2.49%, 5/1/08 (l)	5,506,694	5,506,694
DZ Bank International Singapore Ltd.
3.50%, 4/1/08	8,397,708	8,397,708
Fifth Third Bancorp
2.61%, 8/22/08 (l)	330,402	330,402
First Tennessee Bank
2.85%, 8/15/08 (l)	9,911,876	9,911,876
G.X. Clarke & Co., Repurchase Agreement
2.80%, 4/1/08 (r)	32,599,628	32,599,628
General Electric Capital Corp.
2.40%, 3/12/10 (l)	440,535	440,535
Goldman Sachs Group, Inc.
3.12%, 8/18/08 (l)	2,202,677	2,202,677
2.41%, 3/27/09 (l)	3,083,749	3,083,749
Goldman Sachs Group, Inc., Repurchase Agreement
2.75%, 4/1/08 (r)	47,960,283	47,960,283
Hartford Life, Inc.
3.25%, 2/2/09 (l)	881,071	881,071
HSBC Holdings plc/London
2.75%, 4/1/08	9,912,049	9,912,049
K2 (USA) LLC
2.37%, 5/29/09 (l)	4,403,843	4,403,843
2.37%, 6/18/09 (l)	5,504,632	5,504,632
Kommunalkredit Austria AG
3.07%, 7/8/08 (l)	6,607,981	6,607,981
Landesbank Baden-Wuerttemberg/New York
3.32%, 7/9/08 (l)	5,506,694	5,506,694
Landesbank Hessen-Thueringen/Frankfurt
3.00%, 4/1/08	9,912,049	9,912,049
Lehman Brothers Holdings, Inc.
3.17%, 8/21/09 (l)	2,753,320	2,753,320
Links Finance LLC
2.37%, 6/25/09 (l)	1,651,492	1,651,492
MBIA Global Funding LLC
2.37%, 3/30/09 (l)	2,753,347	2,753,347
Monumental Global Funding II
2.36%, 4/25/08 (l)	2,643,213	2,643,213
2.43%, 5/26/10 (l)	5,176,292	5,176,292
Morgan Stanley
3.59%, 2/9/09 (l)	8,558,341	8,558,341
3.15%, 5/7/09 (l)	5,506,694	5,506,694
Pricoa Global Funding I
2.40%, 6/25/10 (l)	3,303,272	3,303,272
San Paolo IMI/Ireland
4.62%, 4/8/08	542,963	542,963
Santander U.S. Debt S.A.U.
2.45%, 9/19/08 (l)	5,512,289	5,512,289
Ulster Bank Ireland Ltd.
2.72%, 4/18/08 (l)	5,506,694	5,506,694
Wachovia Bank N.A.
2.37%, 10/2/08 (l)	1,101,339	1,101,339

Total Short-Term Investments of Cash Collateral for Securities Loaned		257,630,190

Time Deposit (3.0%)
JPMorgan Chase Nassau
1.59%, 4/1/08	28,834,682	28,834,682

Total Short-Term Investments (29.6%) (Amortized Cost $286,464,872)		286,464,872

Total Investments (126.7%) (Cost/Amortized Cost $1,242,212,185)		1,225,647,229
Other Assets Less Liabilities (-26.7%)		(258,249,070)

Net Assets (100%)		$967,398,159

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

†	Securities (totaling $1,827,998 or 0.2% of net assets) at fair value.

(b)	Illiquid Security.

(l)	Floating Rate Security. Rate disclosed is as of March 31, 2008.

(r)	The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.

Glossary:

ADR — American Depositary Receipt

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2008 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – Quoted prices in active markets for identical securities

•	Level 2 – Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Portfolio’s net assets as of March 31, 2008:

Description	Quoted Prices in Active Markets for Identical Securities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities	$920 189,005	$303,630,226	$1,827,998	$1,225,647,229
Other Investments*	—	—	—	—

Total	$920,189,005	$303,630,226	$1,827,998	$1,225,647,229

Liabilities:
Investments in Securities	$—	$—	$—	$—
Other Investments*	—	—	—	—

Total	$—	$—	$—	$—

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in Securities	Other Investments*
Balance as of 12/31/07	$1,801,575	$—
Total gains or losses (realized/unrealized) included in earnings	26,423
Purchases, sales, issuances, and settlements (net)	—	—
Transfers in and/or out of Level 3	—	—

Balance as of 3/31/08	$1,827,998	$—

The amount of total gains or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 3/31/08	$26,423	$—

*	Other investments are derivative instruments, such as futures, forwards, written options and swap contracts.

Investment security transactions for the three months ended March 31, 2008 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$114,565,881
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$124,417,523

As of March 31, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$95,337,188
Aggregate gross unrealized depreciation	(128,843,964)

Net unrealized depreciation	$(33,506,776)

Federal income tax cost of investments	$1,259,154,005

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER MID CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2008 (Unaudited)

At March 31, 2008, the Portfolio had loaned securities with a total value of $253,196,080. This was secured by collateral of $257,630,190 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments. Additionally, uninvested cash received as collateral on loaned securities was held in an interest bearing account in the amount of $8,148, which the Portfolio cannot repledge and accordingly is not reflected in the Portfolio’s assets and liabilities.

For the three months ended March 31, 2008, the Portfolio incurred approximately $377 as brokerage commissions with Williams Capital Group and $82 with BNP Paribas S.A., affiliated broker/dealers.

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (14.7%)
Auto Components (0.4%)
Amerigon, Inc.*^	35,300	$522,440
Exide Technologies*^	109,100	1,429,210

		1,951,650

Distributors (0.6%)
LKQ Corp.*	141,600	3,181,752

Diversified Consumer Services (1.6%)
American Public Education, Inc.*	50,835	1,543,859
INVESTools, Inc.*^	110,100	1,209,999
K12, Inc.*	27,975	548,030
New Oriental Education & Technology Group (ADR)*^	82,590	5,356,788

		8,658,676

Hotels, Restaurants & Leisure (4.4%)
BJ’s Restaurants, Inc.*^	124,125	1,788,641
Carrols Restaurant Group, Inc.*^	191,115	1,706,657
Cheesecake Factory, Inc.*^	120,880	2,633,975
Chipotle Mexican Grill, Inc., Class A*	22,500	2,552,175
Gaylord Entertainment Co.*^	52,983	1,604,855
Great Wolf Resorts, Inc.*^	287,180	1,832,209
Pinnacle Entertainment, Inc.*^	98,100	1,255,680
Red Robin Gourmet Burgers, Inc.*^	56,030	2,105,047
Texas Roadhouse, Inc., Class A*^	51,800	507,640
Vail Resorts, Inc.*^	33,100	1,598,399
WMS Industries, Inc.*	156,930	5,644,772

		23,230,050

Household Durables (0.9%)
Gafisa S.A. (ADR)*^	32,400	1,080,864
Universal Electronics, Inc.*	144,305	3,493,624

		4,574,488

Internet & Catalog Retail (1.3%)
GSI Commerce, Inc.*^	278,630	3,663,984
Shutterfly, Inc.*^	218,595	3,250,508
U.S. Auto Parts Network, Inc.*^	67,590	216,288

		7,130,780

Leisure Equipment & Products (0.3%)
Polaris Industries, Inc.^	40,700	1,669,107

Media (2.0%)
Cinemark Holdings, Inc.^	132,486	1,694,496
DG FastChannel, Inc.*^	109,214	2,094,724
Dolan Media Co.*^	80,700	1,622,877
Entravision Communications Corp., Class A*	235,610	1,569,163
Lions Gate Entertainment Corp.*^	33,985	331,354
Live Nation, Inc.*^	97,500	1,182,675
Lodgenet Entertainment Corp.*^	119,570	728,181
National CineMedia, Inc	71,400	1,605,072

		10,828,542

Specialty Retail (1.2%)
Charlotte Russe Holding, Inc.*	78,300	1,357,722
Genesco, Inc.*	96,584	2,232,056
Gymboree Corp.*	49,300	1,966,084
hhgregg, Inc.*^	89,700	1,009,125

		6,564,987

Textiles, Apparel & Luxury Goods (2.0%)
Deckers Outdoor Corp.*^	49,000	5,283,180
Volcom, Inc.*^	108,335	2,189,451
Warnaco Group, Inc.*	81,700	3,222,248

		10,694,879

Total Consumer Discretionary		78,484,911

Consumer Staples (2.2%)
Beverages (0.8%)
Central European Distribution Corp.*	70,400	4,096,576

Food Products (0.1%)
Darling International, Inc.*^	60,000	777,000

Personal Products (1.3%)
Chattem, Inc.*^	48,400	3,210,856
Herbalife Ltd.	50,800	2,413,000
Physicians Formula Holdings, Inc.*^	114,065	1,017,460

		6,641,316

Total Consumer Staples		11,514,892

Energy (7.8%)
Energy Equipment & Services (3.1%)
Atwood Oceanics, Inc.*	15,700	1,440,004
Core Laboratories N.V.*^	32,255	3,848,021
Hornbeck Offshore Services, Inc.*^ .	17,800	812,926
Lufkin Industries, Inc.^	74,340	4,744,379
OYO Geospace Corp.*^	121,630	5,524,435

		16,369,765

Oil & Gas (0.3%)
Pioneer Drilling Co.*^	106,800	1,701,324

Oil, Gas & Consumable Fuels (4.4%)
Arena Resources, Inc.*	180,400	6,983,284
Bill Barrett Corp.*^	61,400	2,901,150
Carrizo Oil & Gas, Inc.*^	65,450	3,879,221
CNX Gas Corp.*	23,200	748,896
Concho Resources, Inc.*	92,800	2,379,392
PetroHawk Energy Corp.*	116,335	2,346,477
Petroleum Development Corp.*^	51,607	3,574,817
Rex Energy Corp.*^	27,500	457,600
SandRidge Energy, Inc.*	850	33,278

		23,304,115

Total Energy		41,375,204

Financials (5.8%)
Capital Markets (2.2%)
Evercore Partners, Inc., Class A^	75,758	1,344,704
FCStone Group, Inc.*	172,010	4,764,677
Greenhill & Co., Inc.^	50,335	3,501,303
Investment Technology Group, Inc.*	47,960	2,214,793

		11,825,477

Commercial Banks (0.0%)
SVB Financial Group*	6,990	305,043

Consumer Finance (1.4%)
Cash America International, Inc.	162,180	5,903,352
Dollar Financial Corp.*^	62,100	1,428,300

		7,331,652

Insurance (2.2%)
American Safety Insurance Holdings Ltd.*	43,865	750,092
Assured Guaranty Ltd.	118,300	2,808,442
eHealth, Inc.*^	57,356	1,265,847
First Mercury Financial Corp.*^	174,988	3,046,541
Navigators Group, Inc.*	34,741	1,889,910

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
Tower Group, Inc.	78,928	$1,986,618

		11,747,450

Total Financials		31,209,622

Health Care (16.2%)
Biotechnology (1.4%)
Applera Corp.- Celera Group*^	74,423	1,094,018
BioMarin Pharmaceutical, Inc.*^	23,900	845,343
Cubist Pharmaceuticals, Inc.*	69,110	1,273,006
Martek Biosciences Corp.*^	68,100	2,081,817
Myriad Genetics, Inc.*^	29,655	1,194,800
Senomyx, Inc.*^	141,193	833,039

		7,322,023

Health Care Equipment & Supplies (6.1%)
American Medical Systems Holdings, Inc.*^	254,425	3,610,291
Cutera, Inc.*^	115,595	1,557,065
Cynosure, Inc., Class A*	96,000	2,044,800
ev3, Inc.*^	125,000	1,017,500
Hansen Medical, Inc.*^	47,685	670,451
Hologic, Inc.*^	36,400	2,023,840
Idexx Laboratories, Inc.*	52,500	2,586,150
Inverness Medical Innovations, Inc.*^	34,650	1,042,965
Mentor Corp.^	55,105	1,417,301
NuVasive, Inc.*	28,900	997,339
Orthofix International N.V.*^	29,494	1,172,976
SenoRx, Inc.*	114,318	737,351
Sirona Dental Systems, Inc.*^	95,615	2,578,737
SonoSite, Inc.*^	61,464	1,747,422
Spectranetics Corp.*^	154,623	1,292,648
SurModics, Inc.*^	48,655	2,037,671
Symmetry Medical, Inc.*^	87,380	1,450,508
Thoratec Corp.*^	184,760	2,640,220
Volcano Corp.*^	150,950	1,886,875

		32,512,110

Health Care Providers & Services (3.6%)
Animal Health International, Inc.*	203,600	2,227,384
CardioNet, Inc.*	62,850	1,130,671
Centene Corp.*	183,715	2,560,987
Chindex International, Inc.*^	36,400	1,373,736
HMS Holdings Corp.*	65,100	1,858,605
inVentiv Health, Inc.*^	180,961	5,213,486
MWI Veterinary Supply, Inc.*^	26,830	946,026
PSS World Medical, Inc.*^	96,589	1,609,173
Psychiatric Solutions, Inc.*^	60,500	2,052,160
Sun Healthcare Group, Inc.*^	26,200	344,268

		19,316,496

Health Care Technology (1.8%)
Eclipsys Corp.*^	250,345	4,909,266
Omnicell, Inc.*^	197,768	3,975,137
Vital Images, Inc.*^	45,715	677,496

		9,561,899

Life Sciences Tools & Services (2.2%)
Exelixis, Inc.*^	184,283	1,280,767
ICON plc (ADR)*	123,970	8,044,413
Varian, Inc.*	41,585	2,408,603

		11,733,783

Pharmaceuticals (1.1%)
Noven Pharmaceuticals, Inc.*^	103,700	931,226
Sciele Pharma, Inc.*^	257,636	5,023,902

		5,955,128

Total Health Care		86,401,439

Industrials (18.5%)
Aerospace & Defense (1.0%)
DRS Technologies, Inc.	23,900	1,392,892
Esterline Technologies Corp.*	35,000	1,762,950
Heico Corp.^	23,800	1,160,250
TransDigm Group, Inc.*^	22,000	815,100

		5,131,192

Air Freight & Logistics (0.2%)
Hub Group, Inc., Class A*	34,100	1,121,549

Building Products (0.8%)
Ameron International Corp.^	42,620	3,986,249

Commercial Services & Supplies (8.0%)
Advisory Board Co.*^	52,591	2,889,350
Copart, Inc.*	28,900	1,120,164
Corrections Corp. of America*	72,955	2,007,722
FTI Consulting, Inc.*	43,813	3,112,475
GEO Group, Inc.*^	124,325	3,535,803
GeoEye, Inc.*^	36,300	943,437
Healthcare Services Group, Inc.^	36,900	761,616
IHS, Inc., Class A*^	16,270	1,046,324
Innerworkings, Inc.*^	208,935	2,931,358
Interface, Inc., Class A^	129,900	1,825,095
Navigant Consulting, Inc.*	41,300	783,874
On Assignment, Inc.*^	386,078	2,451,595
Resources Connection, Inc.^	180,336	3,222,604
RSC Holdings, Inc.*^	124,800	1,360,320
School Specialty, Inc.*	73,385	2,314,563
Team, Inc.*^	58,000	1,583,400
TeleTech Holdings, Inc.*^	213,274	4,790,134
Waste Connections, Inc.*^	74,630	2,294,126
Watson Wyatt Worldwide, Inc., Class A	60,800	3,450,400

		42,424,360

Construction & Engineering (0.4%)
Northwest Pipe Co.*^	55,300	2,349,697

Electrical Equipment (2.1%)
EnerSys*^	62,600	1,497,392
General Cable Corp.*^	51,735	3,055,986
J.A. Solar Holdings Co., Ltd. (ADR)*^	156,800	2,916,480
Polypore International, Inc.*	67,650	1,399,679
Regal-Beloit Corp.	34,400	1,260,072
Ultralife Batteries, Inc.*^	42,800	505,468
Woodward Governor Co.	19,800	529,056

		11,164,133

Machinery (5.1%)
Actuant Corp.^	105,098	3,175,011
Bucyrus International, Inc.^	46,570	4,733,840
CIRCOR International, Inc.	27,250	1,260,312
Gardner Denver, Inc.*	113,807	4,222,240
Kaydon Corp.^	37,090	1,628,622
Lindsay Corp.^	10,800	1,106,676
Middleby Corp.*^	107,700	6,719,403
RBC Bearings, Inc.*^	48,245	1,791,337

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
Robbins & Myers, Inc.	78,400	$2,559,760

		27,197,201

Marine (0.6%)
DryShips, Inc.	17,700	1,060,407
Kirby Corp.*^	35,300	2,012,100
Ultrapetrol Bahamas Ltd.*	24,455	250,419

		3,322,926

Trading Companies & Distributors (0.3%)
Interline Brands, Inc.*	94,330	1,749,821

Total Industrials		98,447,128

Information Technology (24.1%)
Communications Equipment (1.5%)
Comtech Group, Inc.*^	181,100	1,954,069
EMS Technologies, Inc.*	106,550	2,891,767
F5 Networks, Inc.*	9,000	163,530
Ixia*	417,438	3,239,319

		8,248,685

Computers & Peripherals (1.2%)
Compellent Technologies, Inc.*	159,725	1,996,562
Netezza Corp.*	170,615	1,615,724
Novatel Wireless, Inc.*^	106,370	1,029,662
Synaptics, Inc.*^	67,900	1,621,452

		6,263,400

Electronic Equipment & Instruments (1.4%)
Coherent, Inc.*	153,860	4,291,155
Dolby Laboratories, Inc., Class A*	74,815	2,712,792
Universal Display Corp.*^	42,540	609,173

		7,613,120

Internet Software & Services (6.8%)
Bankrate, Inc.*^	34,707	1,731,532
CNET Networks, Inc.*^	246,370	1,749,227
DealerTrack Holdings, Inc.*^	98,887	1,999,495
Digital River, Inc.*^	50,500	1,563,985
Greenfield Online, Inc.*^	114,760	1,361,054
Internap Network Services Corp.*^	193,100	957,776
Internet Capital Group, Inc.*^	108,215	1,133,011
Knot, Inc.*^	133,307	1,566,357
Marchex, Inc., Class B^	240,725	2,402,435
Mercadolibre, Inc.*^	53,900	2,143,064
Omniture, Inc.*	43,900	1,018,919
SAVVIS, Inc.*^	103,300	1,680,691
SkillSoft plc (ADR)*	586,670	6,142,435
Switch & Data Facilities Co., Inc.*^	116,265	1,187,066
ValueClick, Inc.*^	75,072	1,294,992
VistaPrint Ltd.*^	199,696	6,979,375
Vocus, Inc.*^	52,800	1,393,920

		36,305,334

IT Services (3.7%)
Forrester Research, Inc.*	69,900	1,857,942
Gartner, Inc.*^	118,700	2,295,658
Global Cash Access Holdings, Inc.*^	507,064	2,971,395
iGate Corp.*^	55,700	396,584
Information Services Group, Inc.*^	219,400	1,132,104
SI International, Inc.*^	97,691	1,874,690
SYKES Enterprises, Inc.*	257,950	4,537,341
Wright Express Corp.*^	97,136	2,984,989
Yucheng Technologies Ltd.*^	99,000	1,638,450

		19,689,153

Semiconductors & Semiconductor Equipment (3.1%)
Advanced Energy Industries, Inc.*^	104,415	1,384,543
Diodes, Inc.*^	86,200	1,892,952
Eagle Test Systems, Inc.*^	103,625	1,088,062
Microsemi Corp.*^	184,884	4,215,355
PMC-Sierra, Inc.*^	675,100	3,848,070
Power Integrations, Inc.*	86,129	2,520,135
Silicon Laboratories, Inc.*	49,100	1,548,614

		16,497,731

Software (6.4%)
ACI Worldwide, Inc.*^	45,560	907,555
ANSYS, Inc.*^	88,355	3,050,015
BluePhoenix Solutions Ltd.*^	33,900	283,065
Concur Technologies, Inc.*^	129,000	4,005,450
Double-Take Software, Inc.*^	64,100	748,688
Epicor Software Corp.*^	129,700	1,452,640
FactSet Research Systems, Inc.^	33,240	1,790,639
FalconStor Software, Inc.*^	109,000	829,490
Giant Interactive Group, Inc. (ADR)*^	54,740	692,461
Lawson Software, Inc.*^	336,300	2,532,339
PROS Holdings, Inc.*	106,450	1,335,947
Quality Systems, Inc.^	77,590	2,317,613
Secure Computing Corp.*	285,760	1,843,152
Shanda Interactive Entertainment Ltd. (ADR)*	84,700	2,464,770
Solera Holdings, Inc.*^	231,025	5,627,769
Synchronoss Technologies, Inc.*^	57,200	1,145,716
The9 Ltd. (ADR)*^	48,835	1,001,118
TIBCO Software, Inc.*^	290,205	2,072,064

		34,100,491

Total Information Technology		128,717,914

Materials (3.1%)
Chemicals (2.1%)
FMC Corp	60,400	3,351,596
Quaker Chemical Corp.^	55,685	1,742,384
ShengdaTech, Inc.*^	82,700	702,950
Terra Industries, Inc.*^	129,015	4,583,903
Zoltek Cos., Inc.*^	26,300	697,476

		11,078,309

Construction Materials (0.7%)
Texas Industries, Inc.^	60,630	3,644,469

Containers & Packaging (0.3%)
Greif, Inc.	24,300	1,650,699

Total Materials		16,373,477

Telecommunication Services (0.8%)
Diversified Telecommunication Services (0.5%)
Cbeyond, Inc.*^	28,800	541,152
PAETEC Holding Corp.*^	318,400	2,120,544

		2,661,696

Wireless Telecommunication Services (0.3%)
Centennial Communications Corp.*^	279,700	1,653,027

Total Telecommunication Services		4,314,723

Total Common Stocks (93.2%) (Cost $537,113,299)		496,839,310

SHORT-TERM INVESTMENTS:
Short-Term Investments of Cash Collateral for Securities Loaned (29.2%)
Atlantis One Funding Corp.
3.06%, 4/2/08	$896,406	896,406

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2008 (Unaudited)

	Principal Amount	Value (Note 1)
Banco de Sabadell S.A.
3.89%, 4/23/09 (l)	$1,995,564	$1,995,564
Bank of Ireland
2.60%, 12/19/08 (l)	3,325,596	3,325,596
Bank of Scotland plc/London
3.30%, 4/1/08	5,986,694	5,986,694
BBVA Senior Finance S.A.
2.95%, 3/12/10 (l)	1,463,414	1,463,414
Belmont Funding LLC
4.00%, 4/1/08	4,988,357	4,988,357
CIT Group Holdings, Inc.
3.97%, 5/19/08 (l)	3,192,904	3,192,904
Citigroup Funding, Inc.
2.36%, 3/16/09 (l)	1,995,565	1,995,565
Citigroup Global Markets, Inc.
3.30%, 4/7/08 (l)	1,557,738	1,557,738
Comerica Bank
2.84%, 3/16/09 (l)	665,148	665,148
Commonwealth Bank of Australia/London
3.00%, 4/1/08	5,986,694	5,986,694
DekaBank Deutsche Girozentrale
3.93%, 4/30/09 (l)	1,729,489	1,729,489
Den Danske Bank/Copenhagen
3.40%, 4/1/08	2,128,602	2,128,602
Deutsche Bank AG/London
2.49%, 5/1/08 (l)	3,325,941	3,325,941
DZ Bank International Singapore Ltd.
3.50%, 4/1/08	5,072,060	5,072,060
Fifth Third Bancorp
2.61%, 8/22/08 (l)	199,556	199,556
First Tennessee Bank
2.85%, 8/15/08 (l)	5,986,589	5,986,589
G.X. Clarke & Co., Repurchase Agreement
2.80%, 4/1/08 (r)	19,689,570	19,689,570
General Electric Capital Corp.
2.40%, 3/12/10 (l)	266,075	266,075
Goldman Sachs Group, Inc.
3.12%, 8/18/08 (l)	1,330,376	1,330,376
2.41%, 3/27/09 (l)	1,862,526	1,862,526
Goldman Sachs Group, Inc., Repurchase Agreement
2.75%, 4/1/08 (r)	28,967,120	28,967,120
Hartford Life, Inc.
3.25%, 2/2/09 (l)	532,151	532,151
HSBC Holdings plc/London
2.75%, 4/1/08	5,986,694	5,986,694
K2 (USA) LLC
2.37%, 5/29/09 (l)	2,659,839	2,659,839
2.37%, 6/18/09 (l)	3,324,695	3,324,695
Kommunalkredit Austria AG
3.07%, 7/8/08 (l)	3,991,098	3,991,098
Landesbank Baden-Wuerttemberg/New York
3.32%, 7/9/08 (l)	3,325,941	3,325,941
Landesbank Hessen-Thueringen/Frankfurt
3.00%, 4/1/08	5,986,694	5,986,694
Lehman Brothers Holdings, Inc.
3.17%, 8/21/09 (l)	1,662,954	1,662,954
Links Finance LLC
2.37%, 6/25/09 (l)	997,470	997,470
MBIA Global Funding LLC
2.37%, 3/30/09 (l)	1,662,970	1,662,970
Monumental Global Funding II
2.36%, 4/25/08 (l)	1,596,452	1,596,452
2.43%, 5/26/10 (l)	3,126,384	3,126,384
Morgan Stanley
3.59%, 2/9/09 (l)	5,169,079	5,169,079
3.15%, 5/7/09 (l)	3,325,941	3,325,941
Pricoa Global Funding I
2.40%, 6/25/10 (l)	1,995,115	1,995,115
San Paolo IMI/Ireland
4.62%, 4/8/08	327,940	327,940
Santander U.S. Debt S.A.U.
2.45%, 9/19/08 (l)	3,329,320	3,329,320
Ulster Bank Ireland Ltd.
2.72%, 4/18/08 (l)	3,325,941	3,325,941
Wachovia Bank N.A.
2.37%, 10/2/08 (l)	665,188	665,188

Total Short-Term Investments of Cash Collateral for Securities Loaned		155,603,850

Time Deposit (7.0%)
JPMorgan Chase Nassau
1.59%, 4/1/08	37,462,131	37,462,131

Total Short-Term Investments (36.2%) (Amortized Cost $193,065,981)		193,065,981

Total Investments (129.4%) (Cost/Amortized Cost $730,179,280)		689,905,291

Other Assets Less Liabilities (-29.4%)		(156,858,159)

Net Assets (100%)		$533,047,132

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

(l)	Floating Rate Security. Rate disclosed is as of March 31, 2008.

(r)	The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.

Glossary:

ADR — American Depositary Receipt

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP GROWTH PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2008 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – Quoted prices in active markets for identical securities

•	Level 2 – Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Portfolio’s net assets as of March 31, 2008:

Description	Quoted Prices in Active Markets for Identical Securities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities	$496,839,310	$193,065,981	$—	$689,905,291
Other Investments*	—	—	—	—

Total	$496 839,310	$193,065,981	$—	$689,905,291

Liabilities:
Investments in Securities	$—	$—	$—	$—
Other Investments*	—	—	—	—

Total	$—	$—	$—	$—

*	Other investments are derivative instruments, such as futures, forwards, written options and swap contracts.

Investment security transactions for the three months ended March 31, 2008 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$288,851,425
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$106,506,736

As of March 31, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$15,496,220
Aggregate gross unrealized depreciation	(59,996,596)

Net unrealized depreciation	$(44,500,376)

Federal income tax cost of investments	$734,405,667

At March 31, 2008, the Portfolio had loaned securities with a total value of $152,256,842. This was secured by collateral of $155,603,850 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

For the three months ended March 31, 2008, the Portfolio incurred approximately $3,478 as brokerage commissions with Raymond James & Associates, Inc., an affiliated broker/dealer.

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (15.3%)
Auto Components (1.3%)
Aftermarket Technology Corp.*	225,400	$4,381,776
American Axle & Manufacturing Holdings, Inc.	89,400	1,832,700
ArvinMeritor, Inc.^	711,908	8,905,969
Gentex Corp.^	114,050	1,955,957

		17,076,402

Automobiles (1.1%)
Monaco Coach Corp.^	323,800	3,069,624
Thor Industries, Inc.^	229,100	6,820,307
Winnebago Industries, Inc.^	215,500	3,641,950

		13,531,881

Diversified Consumer Services (0.8%)
INVESTools, Inc.*	207,200	2,277,128
Regis Corp.	288,000	7,917,120

		10,194,248

Hotels, Restaurants & Leisure (1.6%)
Bally Technologies, Inc.*	92,200	3,166,148
Morton’s Restaurant Group, Inc.*^ .	366,625	2,907,336
Red Robin Gourmet Burgers, Inc.*	178,789	6,717,103
Ruby Tuesday, Inc.	429,700	3,222,750
Texas Roadhouse, Inc., Class A*	385,300	3,775,940

		19,789,277

Household Durables (2.1%)
Bassett Furniture Industries, Inc.^	19,600	241,864
D.R. Horton, Inc.^	118,200	1,861,650
Ethan Allen Interiors, Inc.^	165,600	4,708,008
Hooker Furniture Corp.^	246,400	5,504,576
La-Z-Boy, Inc.^	405,700	3,383,538
M.D.C. Holdings, Inc.^	118,300	5,180,357
M/I Homes, Inc.^	285,700	4,851,186
Russ Berrie & Co., Inc.*^	33,300	468,198

		26,199,377

Leisure Equipment & Products (0.7%)
Brunswick Corp.^	244,000	3,896,680
Polaris Industries, Inc.	136,008	5,577,688

		9,474,368

Media (1.3%)
Entercom Communications Corp., Class A^	237,800	2,361,354
Entravision Communications Corp., Class A*	1,341,250	8,932,725
Lions Gate Entertainment Corp.*^	503,700	4,911,075
		16,205,154
Multiline Retail (0.4%)
Fred’s, Inc., Class A^	242,300	2,483,575
Tuesday Morning Corp.*^	434,405	2,250,218

		4,733,793

Specialty Retail (4.5%)
Brown Shoe Co., Inc.^	1,079,976	16,275,238
Charlotte Russe Holding, Inc.*	212,107	3,677,936
Charming Shoppes, Inc.*^	673,300	3,252,039
Christopher & Banks Corp.^	324,500	3,241,755
Collective Brands, Inc.*^	298,310	3,615,517
Group 1 Automotive, Inc.^	132,800	3,118,144
HOT Topic, Inc.*^	286,200	1,233,522
Men’s Wearhouse, Inc.	121,100	2,817,997
Pacific Sunwear of California, Inc.*	426,300	5,375,643
Pier 1 Imports, Inc.*^	472,000	2,964,160
Stein Mart, Inc.^	484,200	2,721,204
TravelCenters of America LLC*	219,610	1,339,621
West Marine, Inc.*^	335,300	2,337,041
Zale Corp.*^	219,600	4,339,296

		56,309,113

Textiles, Apparel & Luxury Goods (1.5%)
Carter’s, Inc.*^	318,400	5,142,160
Iconix Brand Group, Inc.*	230,400	3,997,440
Timberland Co., Class A*^	135,100	1,854,923
Warnaco Group, Inc.*	201,700	7,955,048

		18,949,571

Total Consumer Discretionary		192,463,184

Consumer Staples (1.4%)
Food & Staples Retailing (0.8%)
Casey’s General Stores, Inc.	242,800	5,487,280
Pantry, Inc.*^	201,504	4,247,704

		9,734,984

Personal Products (0.3%)
Prestige Brand Holdings, Inc.*	481,700	3,940,306

Tobacco (0.3%)
Universal Corp.	64,000	4,193,920

Total Consumer Staples		17,869,210

Energy (7.7%)
Energy Equipment & Services (4.4%)
Atwood Oceanics, Inc.*	73,500	6,741,420
Bristow Group, Inc.*^	100,000	5,367,000
Dril-Quip, Inc.*	31,000	1,440,570
Global Industries Ltd.*	89,300	1,436,837
Helix Energy Solutions Group, Inc.* .	149,100	4,696,650
Key Energy Services, Inc.*	295,400	3,964,268
Matrix Service Co.*	206,500	3,547,670
Oceaneering International, Inc.*	100,800	6,350,400
Oil States International, Inc.*	125,000	5,601,250
Rowan Cos., Inc.	59,000	2,429,620
Superior Energy Services, Inc.*	129,400	5,126,828
Tidewater, Inc	33,300	1,835,163
Unit Corp.*	60,800	3,444,320
W-H Energy Services, Inc.*	55,200	3,800,520

		55,782,516

Oil, Gas & Consumable Fuels (3.3%)
Alpha Natural Resources, Inc.*	66,300	2,880,072
Forest Oil Corp.*	146,600	7,177,536
Foundation Coal Holdings, Inc.	97,000	4,882,010
General Maritime Corp.^	110,700	2,613,627
Goodrich Petroleum Corp.*	182,700	5,495,616
Overseas Shipholding Group, Inc.	72,600	5,084,904
Teekay Corp.^	39,346	1,671,025
TXCO Resources, Inc.*^	897,874	11,115,680

		40,920,470

Total Energy		96,702,986

Financials (17.2%)
Capital Markets (1.6%)
Apollo Investment Corp.^	221,400	3,504,762
Knight Capital Group, Inc., Class A*.	313,258	5,087,310
Stifel Financial Corp.*^	82,581	3,707,887
Waddell & Reed Financial, Inc.	256,900	8,254,197

		20,554,156

Commercial Banks (4.0%)
AMCORE Financial, Inc.^	229,800	4,676,430
Bank of the Ozarks, Inc.^	450,252	10,761,023
Chemical Financial Corp.^	187,300	4,465,232

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
Intervest Bancshares Corp., Class A	93,600	$897,624
Peoples Bancorp, Inc./Ohio.	88,500	2,133,735
Prosperity Bancshares, Inc.	182,700	5,236,182
Provident Bankshares Corp.^	266,600	2,863,284
Sterling Bancshares, Inc./Texas	237,883	2,364,557
Texas Capital Bancshares, Inc.*	381,858	6,445,763
UCBH Holdings, Inc.^	482,400	3,743,424
Wintrust Financial Corp.^	192,125	6,714,769

		50,302,023

Consumer Finance (0.5%)
Dollar Financial Corp.*^	211,650	4,867,950
United PanAm Financial Corp.*^	529,861	1,928,694

		6,796,644

Diversified Financial Services (0.3%)
KKR Financial Holdings LLC.	283,400	3,587,844

Insurance (5.6%)
American National Insurance Co.	21,800	2,326,060
Arthur J. Gallagher & Co.	137,500	3,247,750
Aspen Insurance Holdings Ltd.^	361,000	9,523,180
Castlepoint Holdings Ltd.	598,659	5,824,952
Erie Indemnity Co., Class A	22,100	1,131,299
Flagstone Reinsurance Holdings Ltd.	200,100	2,421,210
IPC Holdings Ltd.	225,700	6,319,600
Max Capital Group Ltd.	354,300	9,279,117
Montpelier Reinsurance Holdings Ltd.	359,700	5,773,185
Old Republic International Corp.	528,600	6,824,226
Protective Life Corp.	126,700	5,138,952
RLI Corp.^	70,900	3,514,513
Security Capital Assurance Ltd.^	477,600	248,352
StanCorp Financial Group, Inc.	84,900	4,050,579
Tower Group, Inc.^	184,969	4,655,670

		70,278,645

Real Estate Investment Trusts (REITs) (3.3%)
Arbor Realty Trust, Inc. (REIT)^	124,700	1,880,476
Corporate Office Properties Trust SBI/Maryland (REIT)^	116,100	3,902,121
Digital Realty Trust, Inc. (REIT)	182,900	6,492,950
Extra Space Storage, Inc. (REIT)^	280,800	4,546,152
Home Properties, Inc. (REIT)	106,300	5,101,337
LaSalle Hotel Properties (REIT)^	110,291	3,168,660
MFA Mortgage Investments,Inc. (REIT)	466,500	2,938,950
Mid-America Apartment Communities, Inc. (REIT)	103,000	5,133,520
Sunstone Hotel Investors, Inc. (REIT)	193,607	3,099,648
Washington Real Estate Investment Trust (REIT)^	139,100	4,648,722

		40,912,536

Thrifts & Mortgage Finance (1.9%)
Brookline Bancorp, Inc.^	544,267	6,248,185
Corus Bankshares, Inc.^	234,600	2,282,658
NewAlliance Bancshares, Inc.^	370,300	4,539,878
PMI Group, Inc.^	204,200	1,188,444
Trustco Bank Corp./New York^	633,300	5,630,037
WSFS Financial Corp.^	79,039	3,895,042

		23,784,244

Total Financials		216,216,092

Health Care (6.8%)
Biotechnology (0.2%)
Cubist Pharmaceuticals, Inc.*	126,500	2,330,130

Health Care Equipment & Supplies (2.2%)
American Medical Systems Holdings, Inc.*	290,200	4,117,938
HealthTronics, Inc.*	1,001,500	3,244,860
Hillenbrand Industries, Inc.*	49,200	2,351,760
STERIS Corp.	162,000	4,346,460
Symmetry Medical, Inc.*^	561,200	9,315,920
West Pharmaceutical Services, Inc.^ .	94,400	4,175,312

		27,552,250

Health Care Providers & Services (3.6%)
Air Methods Corp.*	62,222	3,009,678
Emergency Medical Services Corp., Class A*	310,500	7,666,245
Five Star Quality Care, Inc.*^	1,537,674	9,764,230
Gentiva Health Services, Inc.*	175,700	3,823,232
inVentiv Health, Inc.*	173,600	5,001,416
Magellan Health Services, Inc.*	121,800	4,834,242
PSS World Medical, Inc.*	339,000	5,647,740
Skilled Healthcare Group, Inc.*	526,400	5,779,872

		45,526,655

Life Sciences Tools & Services (0.5%)
Kendle International, Inc.*	107,400	4,824,408
PharmaNet Development Group, Inc.*	76,500	1,930,095

		6,754,503

Pharmaceuticals (0.3%)
Medicis Pharmaceutical Corp., Class A^	159,904	3,148,510

Total Health Care		85,312,048

Industrials (20.0%)
Aerospace & Defense (0.4%)
AAR Corp.*^	160,535	4,377,789

Air Freight & Logistics (0.7%)
ABX Holdings, Inc.*^	1,254,620	3,688,583
UTi Worldwide, Inc.	263,620	5,293,489

		8,982,072

Airlines (0.6%)
AirTran Holdings, Inc.*	29,500	194,700
Continental Airlines, Inc., Class B*^ .	189,700	3,647,931
SkyWest, Inc.^	202,400	4,274,688

		8,117,319

Building Products (1.9%)
American Woodmark Corp.^	130,600	2,685,136
Apogee Enterprises, Inc.	291,500	4,489,100
Builders FirstSource, Inc.*^	22,600	164,076
Gibraltar Industries, Inc.^	414,000	4,856,220
Simpson Manufacturing Co., Inc.^	134,200	3,647,556
Universal Forest Products, Inc.^	240,600	7,747,320

		23,589,408

Commercial Services & Supplies (4.3%)
ABM Industries, Inc.^	196,900	4,418,436
Administaff, Inc.	101,500	2,396,415
Consolidated Graphics, Inc.*	75,800	4,248,590
Duff & Phelps Corp., Class A*	267,900	4,819,521
First Advantage Corp., Class A*	58,044	1,229,952
G&K Services, Inc., Class A	104,900	3,735,489
Huron Consulting Group, Inc.*	27,400	1,138,470
Knoll, Inc.	246,600	2,845,764
Korn/Ferry International*^	274,570	4,640,233
Mine Safety Appliances Co.^	157,700	6,495,663

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
Viad Corp.^	141,190	$5,084,252
Waste Connections, Inc.*	145,248	4,464,924
Watson Wyatt Worldwide, Inc., Class A	147,679	8,380,783

		53,898,492

Construction & Engineering (0.7%)
EMCOR Group, Inc.*	184,800	4,104,408
URS Corp.*	138,400	4,524,296

		8,628,704

Electrical Equipment (2.0%)
A.O. Smith Corp.^	65,200	2,143,124
Brady Corp., Class A^	190,600	6,371,758
Franklin Electric Co., Inc.^	97,400	3,328,158
Polypore International, Inc.*	228,000	4,717,320
Powell Industries, Inc.*^	71,900	2,830,703
Regal-Beloit Corp.	165,000	6,043,950

		25,435,013

Industrial Conglomerates (0.5%)
Carlisle Cos., Inc	117,900	3,942,576
Teleflex, Inc.	49,400	2,356,874

		6,299,450

Machinery (5.9%)
Altra Holdings, Inc.*	773,310	10,401,020
Briggs & Stratton Corp.^	148,700	2,661,730
CIRCOR International, Inc.	107,100	4,953,375
Graco, Inc.^	151,700	5,500,642
Kennametal, Inc.	451,400	13,284,702
Middleby Corp.*	88,900	5,546,471
Mueller Industries, Inc.^	241,500	6,967,275
Mueller Water Products, Inc., Class A^	263,770	2,157,639
Nordson Corp.	148,500	7,996,725
RBC Bearings, Inc.*	66,250	2,459,862
Timken Co.	43,100	1,280,932
Trinity Industries, Inc.^	100,200	2,670,330
Wabash National Corp.^	541,300	4,866,287
Watts Water Technologies, Inc., Class A^	135,800	3,806,474

		74,553,464

Marine (0.2%)
American Commercial Lines, Inc.*	169,925	2,684,815

Road & Rail (1.1%)
Dollar Thrifty Automotive Group, Inc.*^	247,900	3,381,356
Genesee & Wyoming, Inc., Class A*	195,900	6,738,960
Kansas City Southern, Inc.*^	75,900	3,044,349

		13,164,665

Trading Companies & Distributors (1.7%)
Beacon Roofing Supply, Inc.*	413,700	4,137,000
Genesis Lease Ltd. (ADR)	211,700	3,080,235
Houston Wire & Cable Co.	269,900	4,323,798
Kaman Corp.	212,930	6,023,790
Watsco, Inc.	93,600	3,876,912

		21,441,735

Total Industrials		251,172,926

Information Technology (15.0%)
Communications Equipment (1.8%)
Adtran, Inc.^	164,200	3,037,700
Avocent Corp.*	285,600	4,826,640
Comtech Telecommunications Corp.*^	113,100	4,410,900
Dycom Industries, Inc.*	338,400	4,064,184
Finisar Corp.*^	2,036,800	2,607,104
Foundry Networks, Inc.*^	271,070	3,138,991

		22,085,519

Computers & Peripherals (0.5%)
Diebold, Inc.	51,100	1,918,805
Electronics for Imaging, Inc.*^	227,598	3,395,762
Synaptics, Inc.*	50,200	1,198,776

		6,513,343

Electronic Equipment & Instruments (4.4%)
Benchmark Electronics, Inc.*^	772,050	13,858,297
Brightpoint, Inc.*	477,500	3,991,900
Cognex Corp.	215,600	4,706,548
CPI International, Inc.*	411,679	4,083,856
FARO Technologies, Inc.*	139,400	4,346,492
Mettler-Toledo International, Inc.*	39,100	3,797,392
Plexus Corp.*	222,100	6,229,905
Rofin-Sinar Technologies, Inc.*^	108,600	4,876,140
TTM Technologies, Inc.*	761,850	8,624,142

		54,514,672

Internet Software & Services (1.3%)
Digital River, Inc.*	83,200	2,576,704
United Online, Inc.	776,100	8,195,616
ValueClick, Inc.*	311,100	5,366,475

		16,138,795

IT Services (2.0%)
CACI International, Inc., Class A*^	115,600	5,265,580
Ness Technologies, Inc.*	392,900	3,728,621
NeuStar, Inc., Class A*	89,600	2,372,608
SI International, Inc.*	207,200	3,976,168
SRA International, Inc., Class A*^	227,700	5,535,387
TNS, Inc.*	200,600	4,140,384

		25,018,748

Semiconductors & Semiconductor Equipment (3.3%)
ChipMOS TECHNOLOGIES Bermuda Ltd.*^	879,500	2,823,195
Cohu, Inc.	246,300	4,002,375
Cymer, Inc.*^	100,800	2,624,832
FEI Co.*	194,500	4,245,935
Integrated Device Technology, Inc.* .	577,400	5,156,182
Mattson Technology, Inc.*^	481,200	2,930,508
Microsemi Corp.*	193,700	4,416,360
Monolithic Power Systems, Inc.*	127,700	2,251,351
OmniVision Technologies, Inc.*^	126,900	2,134,458
ON Semiconductor Corp.*	717,400	4,074,832
Teradyne, Inc.*	338,200	4,200,444
Varian Semiconductor Equipment Associates, Inc.*	97,300	2,738,995

		41,599,467

Software (1.7%)
ACI Worldwide, Inc.*^	227,199	4,525,804
Fair Isaac Corp.^	125,800	2,707,216
Lawson Software, Inc.*^	537,400	4,046,622
MicroStrategy, Inc., Class A*	58,200	4,306,218
Secure Computing Corp.*	941,300	6,071,385

		21,657,245

Total Information Technology		187,527,789

Materials (9.4%)
Chemicals (3.0%)
Airgas, Inc.	106,900	4,860,743
Arch Chemicals, Inc.	99,991	3,725,665
Cabot Corp.^	115,800	3,242,400
Flotek Industries, Inc.*	141,400	2,063,026
Hercules, Inc.	479,200	8,764,568

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
Rockwood Holdings, Inc.*	174,100	$5,705,257
RPM International, Inc.	269,400	5,641,236
Westlake Chemical Corp.^	323,900	4,226,895

		38,229,790

Construction Materials (1.0%)
Eagle Materials, Inc.^	124,400	4,422,420
Headwaters, Inc.*^	568,318	7,496,115

		11,918,535

Containers & Packaging (0.9%)
AptarGroup, Inc.^	131,800	5,130,974
Bemis Co., Inc.	54,600	1,388,478
Packaging Corp. of America^	232,300	5,187,259

		11,706,711

Metals & Mining (3.9%)
Century Aluminum Co.*^	73,400	4,862,016
Gerdau Ameristeel Corp.^	336,800	4,752,248
Haynes International, Inc.*^	87,722	4,814,183
Olympic Steel, Inc.	64,319	2,900,787
Quanex Corp.^	242,400	12,541,776
Reliance Steel & Aluminum Co.	86,900	5,201,834
Schnitzer Steel Industries, Inc., Class A	46,900	3,330,838
Steel Dynamics, Inc.	306,000	10,110,240

		48,513,922

Paper & Forest Products (0.6%)
AbitibiBowater, Inc.^	87,464	1,129,160
Glatfelter^	324,300	4,900,173
Mercer International, Inc.*^	260,600	1,816,382

		7,845,715

Total Materials		118,214,673

Telecommunication Services (1.4%)
Diversified Telecommunication Services (1.4%)
Alaska Communications Systems Group, Inc.	624,600	7,645,104
NTELOS Holdings Corp.	235,000	5,687,000
PAETEC Holding Corp.*	640,000	4,262,400

Total Telecommunication Services		17,594,504

Utilities (3.3%)
Electric Utilities (1.0%)
El Paso Electric Co.*	190,300	4,066,711
IDACORP, Inc.^	189,500	6,084,845
Sierra Pacific Resources	217,100	2,741,973

		12,893,529

Gas Utilities (1.1%)
Atmos Energy Corp.	90,800	2,315,400
Energen Corp.	60,800	3,787,840
South Jersey Industries, Inc.	73,700	2,587,607
UGI Corp.	169,000	4,211,480

		12,902,327

Multi-Utilities (1.2%)
Avista Corp.^	241,000	4,713,960
CMS Energy Corp.	409,900	5,550,046
Vectren Corp.^	170,800	4,582,564

		14,846,570

Total Utilities		40,642,426

Total Common Stocks (97.5%) (Cost $1,439,591,045)		1,223,715,838

	Principal Amount
SHORT-TERM INVESTMENTS:
Government Security (1.0%)
Federal Home Loan Bank
1.50%, 4/1/08 (p)(o)	$12,970,000	12,969,459

Short-Term Investments of Cash Collateral for Securities Loaned (9.9%)
Atlantis One Funding Corp.
3.06%, 4/2/08	712,087	712,087
Banco de Sabadell S.A.
3.89%, 4/23/09 (l)	1,585,236	1,585,236
Bank of Ireland
2.60%, 12/19/08 (l)	2,641,787	2,641,787
Bank of Scotland plc/London
3.30%, 4/1/08	4,755,709	4,755,709
BBVA Senior Finance S.A.
2.95%, 3/12/10 (l)	1,162,506	1,162,506
Belmont Funding LLC
4.00%, 4/1/08	3,962,651	3,962,651
CIT Group Holdings, Inc.
3.97%, 5/19/08 (l)	2,536,379	2,536,379
Citigroup Funding, Inc.
2.36%, 3/16/09 (l)	1,585,236	1,585,236
Citigroup Global Markets, Inc.
3.30%, 4/7/08 (l)	1,237,436	1,237,436
Comerica Bank
2.84%, 3/16/09 (l)	528,380	528,380
Commonwealth Bank of Australia/London
3.00%, 4/1/08	4,755,709	4,755,709
DekaBank Deutsche Girozentrale
3.93%, 4/30/09 (l)	1,373,872	1,373,872
Den Danske Bank/Copenhagen
3.40%, 4/1/08	1,690,919	1,690,919
Deutsche Bank AG/London
2.49%, 5/1/08 (l)	2,642,061	2,642,061
DZ Bank International Singapore Ltd.
3.50%, 4/1/08	4,029,142	4,029,142
Fifth Third Bancorp
2.61%, 8/22/08 (l)	158,524	158,524
First Tennessee Bank
2.85%, 8/15/08 (l)	4,755,626	4,755,626
G.X. Clarke & Co., Repurchase Agreement
2.80%, 4/1/08 (r)	15,640,999	15,640,999
General Electric Capital Corp.
2.40%, 3/12/10 (l)	211,365	211,365
Goldman Sachs Group, Inc.
3.12%, 8/18/08 (l)	1,056,824	1,056,824
2.41%, 3/27/09 (l)	1,479,554	1,479,554
Goldman Sachs Group, Inc., Repurchase Agreement
2.75%, 4/1/08 (r)	23,010,898	23,010,898
Hartford Life, Inc.
3.25%, 2/2/09 (l)	422,730	422,730
HSBC Holdings plc/London
2.75%, 4/1/08	4,755,709	4,755,709
K2 (USA) LLC
2.37%, 5/29/09 (l)	2,112,923	2,112,923
2.37%, 6/18/09 (l)	2,641,071	2,641,071
Kommunalkredit Austria AG
3.07%, 7/8/08 (l)	3,170,448	3,170,448
Landesbank Baden-Wuerttemberg/New York
3.32%, 7/9/08 (l)	2,642,061	2,642,061
Landesbank Hessen-Thueringen/Frankfurt
3.00%, 4/1/08	4,755,709	4,755,709
Lehman Brothers Holdings, Inc.
3.17%, 8/21/09 (l)	1,321,017	1,321,017

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2008 (Unaudited)

	Principal Amount	Value (Note 1)
Links Finance LLC
2.37%, 6/25/09 (l)	$792,370	$792,370
MBIA Global Funding LLC
2.37%, 3/30/09 (l)	1,321,030	1,321,030
Monumental Global Funding II
2.36%, 4/25/08 (l)	1,268,189	1,268,189
2.43%, 5/26/10 (l)	2,483,537	2,483,537
Morgan Stanley
3.59%, 2/9/09 (l)	4,106,212	4,106,212
3.15%, 5/7/09 (l)	2,642,061	2,642,061
Pricoa Global Funding I
2.40%, 6/25/10 (l)	1,584,879	1,584,879
San Paolo IMI/Ireland
4.62%, 4/8/08	260,509	260,509
Santander U.S. Debt S.A.U.
2.45%, 9/19/08 (l)	2,644,745	2,644,745
Ulster Bank Ireland Ltd.
2.72%, 4/18/08 (l)	2,642,061	2,642,061
Wachovia Bank N.A.
2.37%, 10/2/08 (l)	528,412	528,412

Total Short-Term Investments of Cash Collateral for Securities Loaned		123,608,573

Time Deposit (1.1%)
JPMorgan Chase Nassau
1.59%, 4/1/08	14,213,299	14,213,299

Total Short-Term Investments (12.0%) (Cost/Amortized Cost $150,791,871)		150,791,331

Total Investments (109.5%) (Cost/Amortized Cost $1,590,382,916)		1,374,507,169
Other Assets Less Liabilities (-9.5%)		(118,734,118)

Net Assets (100%)		$1,255,773,051

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

(l)	Floating Rate Security. Rate disclosed is as of March 31, 2008.

(o)	Discount Note Security. Effective rate calculated as of March 31, 2008.

(p)	Yield to maturity.

(r)	The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.

Glossary:

ADR — American Depositary Receipt

Investments in companies which were affiliates for the three months ended March 31, 2008, were as follows:

Securities	Market Value December 31, 2007	Purchases at Cost	Sales at Cost	Market Value March 31, 2008	Dividend Income	Realized Loss
Five Star Quality Care, Inc.	$13,534,594	$—	$—	$9,764,230	$—	$—

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – Quoted prices in active markets for identical securities

•	Level 2 – Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER SMALL CAP VALUE PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2008 (Unaudited)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.
The following is a summary of the inputs used to value the Portfolio’s net assets as of March 31, 2008:

Description	Quoted Prices in Active Markets for Identical Securities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities	$1,223,715,838	$150,791,331	$—	$1,374,507,169
Other Investments*	—	—	—	—

Total	$1,223,715,838	$150,791,331	$—	$1,374,507,169

Liabilities:
Investments in Securities	$—	$—	$—	$—
Other Investments*	—	—	—	—

Total	$—	$—	$—	$—

*	Other investments are derivative instruments, such as futures, forwards, written options and swap contracts.

Cost of Purchases:
Stocks and long-term corporate debt securities	$207,406,821
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$406,725,017

As of March 31, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$59,976,574
Aggregate gross unrealized depreciation	(282,233,440)

Net unrealized depreciation	$(222,256,866)

Federal income tax cost of investments	$1,596,764,035

At March 31, 2008, the Portfolio had loaned securities with a total value of $120,771,686. This was secured by collateral of $123,608,572 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments.

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER TECHNOLOGY PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
COMMON STOCKS:
Consumer Discretionary (2.3%)
Hotels, Restaurants & Leisure (0.2%)
Ctrip.com International Ltd. (ADR)	18,373	$974,137

Household Durables (0.9%)
LG Electronics, Inc.	42,283	5,422,266

Media (1.2%)
Comcast Corp., Class A	162,765	3,147,875
Focus Media Holding Ltd. (ADR)*^	100,635	3,537,320

		6,685,195

Total Consumer Discretionary		13,081,598

Energy (0.1%)
Energy Equipment & Services (0.1%)
Diamond Offshore Drilling, Inc.	3,705	431,262
Weatherford International Ltd.*	1,213	87,906

Total Energy		519,168

Health Care (0.5%)
Health Care Equipment & Supplies (0.5%)
Baxter International, Inc.	16,420	949,405
Becton, Dickinson & Co.	22,405	1,923,469

Total Health Care		2,872,874

Industrials (4.3%)
Commercial Services & Supplies (0.7%)
Manpower, Inc.	45,300	2,548,578
Monster Worldwide, Inc.*	60,900	1,474,389

		4,022,967

Electrical Equipment (2.8%)
ABB Ltd. (Registered)	170,881	4,587,340
First Solar, Inc.*	21,857	5,052,027
Renewable Energy Corp. ASA*	10,380	289,446
SunPower Corp., Class A*^	4,883	363,832
Suntech Power Holdings Co., Ltd. (ADR)*^	140,135	5,683,876

		15,976,521

Industrial Conglomerates (0.8%)
Koninklijke Philips Electronics N.V. (N.Y. Shares) (ADR)^	128,868	4,940,799

Total Industrials		24,940,287

Information Technology (84.7%)
Communications Equipment (18.8%)
ADC Telecommunications, Inc.*^	135,600	1,638,048
Ciena Corp.*^	130,700	4,029,481
Cisco Systems, Inc.*	564,630	13,601,937
Comverse Technology, Inc.*	303,900	4,680,060
Corning, Inc.	859,004	20,650,456
Foxconn International Holdings Ltd.*	1,046,000	1,411,216
Juniper Networks, Inc.*	26,300	657,500
Nice Systems Ltd. (ADR)*	289,025	8,156,286
Nokia Oyj (ADR)	295,745	9,413,563
Polycom, Inc.*^	113,900	2,567,306
QUALCOMM, Inc	545,667	22,372,347
Research In Motion Ltd.*	151,945	17,052,787
Riverbed Technology, Inc.*^	100,713	1,496,595

		107,727,582

Computers & Peripherals (15.7%)
Apple, Inc.*	121,328	17,410,568
EMC Corp.*	899,855	12,903,921
Hewlett-Packard Co.	549,001	25,067,386
International Business Machines Corp.	105,565	12,154,754
NetApp, Inc.*	350,142	7,020,347
SanDisk Corp.*	294,125	6,638,401
Seagate Technology	437,454	9,160,287

		90,355,664

Electronic Equipment & Instruments (3.6%)
Dolby Laboratories, Inc., Class A*	22,903	830,463
Hon Hai Precision Industry Co., Ltd.	1,209,141	6,925,412
Ingram Micro, Inc.*	226,600	3,587,078
L-1 Identity Solutions, Inc.*^	672,254	8,940,978
Nidec Corp.	10,695	657,708

		20,941,639

Internet Software & Services (7.4%)
Alibaba.com Ltd.*	28,600	59,238
Baidu.com (ADR)*^	10,725	2,570,032
eBay, Inc.*	264,325	7,887,458
Equinix, Inc.*^	32,800	2,180,872
Google, Inc., Class A*	50,132	22,081,642
Telecity Group plc*	189,125	694,392
Tencent Holdings Ltd.	648,190	3,693,758
VeriSign, Inc.*^	97,200	3,230,928

		42,398,320

IT Services (5.9%)
Accenture Ltd., Class A	90,500	3,182,885
Automatic Data Processing, Inc.	92,900	3,938,031
Cognizant Technology Solutions Corp., Class A*	147,099	4,240,864
DST Systems, Inc.*^	55,000	3,615,700
Infosys Technologies Ltd. (ADR)	28,875	1,032,859
Iron Mountain, Inc.*^	50,650	1,339,186
VeriFone Holdings, Inc.*^	523,335	8,305,326
Visa, Inc., Class A*	24,425	1,523,143
Western Union Co.	308,900	6,570,303

		33,748,297

Semiconductors & Semiconductor Equipment (17.6%)
Analog Devices, Inc.	62,315	1,839,539
Applied Materials, Inc.	548,470	10,700,650
ASM Pacific Technology Ltd.	250,800	1,809,463
ASML Holding N.V.*	153,420	3,773,660
ASML Holding N.V. (N.Y. Shares) (ADR)*	16,560	410,854
Broadcom Corp., Class A*	410,118	7,902,974
Chartered Semiconductor Manufacturing Ltd.*	1,618,564	852,526
Fairchild Semiconductor International, Inc.*^	171,200	2,040,704
Intel Corp.	1,096,005	23,213,386
Intersil Corp., Class A	49,970	1,282,730
Lam Research Corp.*	147,600	5,641,272
Linear Technology Corp.	38,625	1,185,401
Marvell Technology Group Ltd.*	503,100	5,473,728
Maxim Integrated Products, Inc.	153,000	3,119,670
MEMC Electronic Materials, Inc.*	31,125	2,206,762
Microchip Technology, Inc.^	53,080	1,737,308
NVIDIA Corp.*	78,830	1,560,046
ON Semiconductor Corp.*^	638,978	3,629,395
Samsung Electronics Co., Ltd.	6,193	3,895,834
Samsung Electronics Co., Ltd. (GDR)§^	23,850	7,501,667
Skyworks Solutions, Inc.*	74,800	544,544
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	262,648	2,697,395

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER TECHNOLOGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
Texas Instruments, Inc.	213,687	$6,040,931
Varian Semiconductor Equipment Associates, Inc.*^	67,200	1,891,680

		100,952,119

Software (15.7%)
Activision, Inc.*	263,132	7,186,135
Adobe Systems, Inc.*	121,815	4,335,396
Amdocs Ltd.*^	25,651	727,462
BMC Software, Inc.*	60,900	1,980,468
Electronic Arts, Inc.*	241,665	12,063,917
Longtop Financial Technologies Ltd. (ADR)*	7,752	146,358
McAfee, Inc.*	245,282	8,116,381
Microsoft Corp.	1,216,905	34,535,764
Oracle Corp.*	341,195	6,673,774
Red Hat, Inc.*	147,800	2,718,042
Salesforce.com, Inc.*	141,225	8,172,691
SAP AG (ADR)^	17,640	874,415
Temenos Group AG (Registered)*	76,627	2,006,144
TIBCO Software, Inc.*^	65,100	464,814

		90,001,761

Total Information Technology		486,125,382

Materials (0.7%)
Chemicals (0.7%)
Monsanto Co.	33,740	3,762,010

Total Materials		3,762,010

Telecommunication Services (2.4%)
Diversified Telecommunication Services (0.1%)
AT&T, Inc.	10,935	418,811
Telefonica S.A. (ADR)^	3,520	304,515

		723,326

Wireless Telecommunication Services (2.3%)
American Tower Corp., Class A*	64,585	2,532,378
China Mobile Ltd. (ADR)^	142,282	10,672,572

		13,204,950

Total Telecommunication Services		13,928,276

Total Common Stocks (95.0%) (Cost $573,620,789)		545,229,595

INVESTMENT COMPANY:
Exchange Traded Fund (ETF) (0.3%)
iShares S&P North American Technology Sector Index Fund (Cost $1,430,288)	27,400	1,392,742

	Number of Warrants
WARRANT:
Telecommunication Services (0.1%)
Wireless Telecommunication Services (0.1%)
Bharti Airtel Ltd., expiring 11/15/11*§ (Cost $798,314)	35,775	736,607

	Principal Amount
SHORT-TERM INVESTMENTS:
Short-Term Investments of Cash Collateral for Securities Loaned (9.4%)
Atlantis One Funding Corp.
3.06%, 4/2/08	$311,476	311,476
Banco de Sabadell S.A.
3.89%, 4/23/09 (l)	693,402	693,402
Bank of Ireland
2.60%, 12/19/08 (l)	1,155,550	1,155,550
Bank of Scotland plc/London
3.30%, 4/1/08	2,080,205	2,080,205
BBVA Senior Finance S.A.
2.95%, 3/12/10 (l)	508,495	508,495
Belmont Funding LLC
4.00%, 4/1/08	1,733,311	1,733,311
CIT Group Holdings, Inc.
3.97%, 5/19/08 (l)	1,109,443	1,109,443
Citigroup Funding, Inc.
2.36%, 3/16/09 (l)	693,402	693,402
Citigroup Global Markets, Inc.
3.30%, 4/7/08 (l)	541,269	541,269
Comerica Bank
2.84%, 3/16/09 (l)	231,120	231,120
Commonwealth Bank of Australia/London
3.00%, 4/1/08	2,080,205	2,080,205
DekaBank Deutsche Girozentrale
3.93%, 4/30/09 (l)	600,948	600,948
Den Danske Bank/Copenhagen
3.40%, 4/1/08	739,628	739,628
Deutsche Bank AG/London
2.49%, 5/1/08 (l)	1,155,669	1,155,669
DZ Bank International Singapore Ltd.
3.50%, 4/1/08	1,762,396	1,762,396
Fifth Third Bancorp
2.61%, 8/22/08 (l)	69,340	69,340
First Tennessee Bank
2.85%, 8/15/08 (l)	2,080,168	2,080,168
G.X. Clarke & Co., Repurchase Agreement
2.80%, 4/1/08 (r)	6,841,563	6,841,563
General Electric Capital Corp.
2.40%, 3/12/10 (l)	92,454	92,454
Goldman Sachs Group, Inc.
3.12%, 8/18/08 (l)	462,268	462,268
2.41%, 3/27/09 (l)	647,175	647,175
Goldman Sachs Group, Inc., Repurchase Agreement
2.75%, 4/1/08 (r)	10,065,247	10,065,247
Hartford Life, Inc.
3.25%, 2/2/09 (l)	184,907	184,907
HSBC Holdings plc/London
2.75%, 4/1/08	2,080,205	2,080,205
K2 (USA) LLC
2.37%, 5/29/09 (l)	924,218	924,218
2.37%, 6/18/09 (l)	1,155,237	1,155,237
Kommunalkredit Austria AG
3.07%, 7/8/08 (l)	1,386,792	1,386,792
Landesbank Baden-Wuerttemberg/New York
3.32%, 7/9/08 (l)	1,155,669	1,155,669
Landesbank Hessen-Thueringen/Frankfurt
3.00%, 4/1/08	2,080,205	2,080,205
Lehman Brothers Holdings, Inc.
3.17%, 8/21/09 (l)	577,829	577,829
Links Finance LLC
2.37%, 6/25/09 (l)	346,592	346,592
MBIA Global Funding LLC
2.37%, 3/30/09 (l)	577,835	577,835
Monumental Global Funding II
2.36%, 4/25/08 (l)	554,721	554,721
2.43%, 5/26/10 (l)	1,086,329	1,086,329
Morgan Stanley
3.59%, 2/9/09 (l)	1,796,107	1,796,107
3.15%, 5/7/09 (l)	1,155,669	1,155,669

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER TECHNOLOGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2008 (Unaudited)

	Principal Amount	Value (Note 1)
Pricoa Global Funding I
2.40%, 6/25/10 (l)	$693,245	$693,245
San Paolo IMI/Ireland
4.62%, 4/8/08	113,950	113,950
Santander U.S. Debt S.A.U.
2.45%, 9/19/08 (l)	1,156,844	1,156,844
Ulster Bank Ireland Ltd.
2.72%, 4/18/08 (l)	1,155,669	1,155,669
Wachovia Bank N.A.
2.37%, 10/2/08 (l)	231,134	231,134

Total Short-Term Investments of Cash Collateral for Securities Loaned		54,067,891

Time Deposit (4.7%)
JPMorgan Chase Nassau
1.59%, 4/1/08	26,965,599	26,965,599

Total Short-Term Investments (14.1%) (Amortized Cost $81,033,490)		81,033,490

Total Investments (109.5%) (Cost/Amortized Cost $656,882,881)		628,392,434
Other Assets Less Liabilities (-9.5%)		(54,708,440)

Net Assets (100%)		$573,683,994

*	Non-income producing.

^	All, or a portion of security out on loan (See Note 1).

§	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may only be resold to qualified institutional buyers. At March 31, 2008, the market value of these securities amounted to $8,238,274 or 1.4% of net assets. Securities denoted with “§” but without “b” have been determined to be liquid under the guidelines established by the Board of Trustees. To the extent any securities might provide a right to demand registration, such rights have not been relied upon when determining liquidity.

(l)	Floating Rate Security. Rate disclosed is as of March 31, 2008.

(r)	The repurchase agreements are fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.

Glossary:

ADR — American Depositary Receipt

GDR — Global Depositary Receipt

Investment security transactions for the three months ended March 31, 2008 were as follows:

Cost of Purchases:
Stocks and long-term corporate debt securities	$235,523,202
Net Proceeds of Sales and Redemptions:
Stocks and long-term corporate debt securities	$243,515,690

As of March 31, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$22,920,750
Aggregate gross unrealized depreciation	(58,984,934)

Net unrealized depreciation	$(36,064,184)

Federal income tax cost of investments	$664,456,618

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

MULTIMANAGER TECHNOLOGY PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2008 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – Quoted prices in active markets for identical securities

•	Level 2 – Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Portfolio’s net assets as of March 31, 2008:

Description	Quoted Prices in Active Markets for Identical Securities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities	$503,042,267	$125,350,167	$—	$628,392,434
Other Investments*	—	—	—	—

Total	$503,042,267	$125,350,167	$—	$628,392,434

Liabilities:
Investments in Securities	$—	$—	$—	$—
Other Investments*	—	—	—	—

Total	$—	$—	$—	$—

Following is a reconciliation of Level 3 assets for which significant unobservable inputs were used to determine fair value:

	Investments in Securities	Other Investments*
Balance as of 12/31/07	$863,573	$—
Total gains or losses (realized/unrealized) included in earnings	(160.660)	—
Purchases, sales, issuances, and settlements (net)	(702,913)	—
Transfers in and/or out of Level 3	—	—

Balance as of 3/31/08	$—	$—

The amount of total gains or losses for the period included in earnings attributable to the change in unrealized gains or losses relating to assets and liabilities still held at period ending 3/31/08	$—	$—

*	Other investments are derivative instruments, such as futures, forwards, written options and swap contracts.

At March 31, 2008, the Portfolio had loaned securities with a total value of $52,948,462. This was secured by collateral of $54,067,891 which was received as cash and subsequently invested in short-term investments as reported in the portfolio of investments. Additionally, uninvested cash received as collateral on loaned securities was held in an interest bearing account in the amount of $14,780 which the Portfolio cannot repledge and accordingly is not reflected in the Portfolio’s assets and liabilities.

For the three months ended March 31, 2008, the Portfolio incurred approximately $872 as brokerage commissions with Sanford C. Bernstein & Co., Inc., an affiliated broker/dealer.

The Portfolio has a net capital loss carryforward of $64,405,823 of $38,752,806 expires in the year 2009, and $25,653,017 expires in the year 2010. Included in the capital loss carryforward amounts are $64,405,823 of losses acquired from EQ/Technology Portfolio as a result of a tax free reorganization. Certain capital loss carryforwards may be subject to limitation pursuant to applicable U.S. Federal Income Tax Law. Therefore, it is possible not all of these capital losses will be available for use.

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

TARGET 2015 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
EQ/Bond Index Portfolio‡	486,422	$5,039,513
EQ/Equity 500 Index Portfolio‡	214,843	5,063,637
EQ/International ETF Portfolio‡	309,015	3,366,041
EQ/Small Company Index Portfolio‡	92,835	973,108
EQ/Van Kampen Emerging Markets Equity Portfolio‡	70,642	1,133,638
Multimanager Aggressive Equity Portfolio‡	63,555	1,780,996
Multimanager High Yield Portfolio‡	222,047	1,144,905
Multimanager Large Cap Value Portfolio‡	65,147	697,971
Multimanager Mid Cap Growth Portfolio‡	11,947	91,694
Multimanager Mid Cap Value Portfolio‡	49,884	417,168

Total Investment Companies (97.8%) (Cost $21,054,131)		19,708,671

	Principal Amount
SHORT-TERM INVESTMENT:
Time Deposit (1.1%)
JPMorgan Chase Nassau 1.59%, 4/1/08 (Amortized Cost $214,694)	$214,694	214,694

Total Investments (98.9%) (Cost/Amortized Cost $21,268,825)		19,923,365
Other Assets Less Liabilities (1.1%)		226,169

Net Assets (100%)		$20,149,534

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in Investment Companies are all A shares for AXA Premier VIP Trust Portfolios and Class IA shares for EQ Advisors Trust Portfolios.

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

TARGET 2015 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2008 (Unaudited)

Investments in companies which were affiliates for the three months ended March 31, 2008, were as follows:

Securities	Market Value December 31, 2007	Purchases at Cost	Sales at Cost	Market Value March 31, 2008	Dividend Income	Realized Gain/(Loss)
EQ/Bond Index Portfolio	$3,488,698	$1,730,138	$286,903	$5,039,513	$—	$(3,397)
EQ/Equity 500 Index Portfolio	3,577,893	1,988,047	132,175	5,063,637	—	(7,621)
EQ/International ETF Portfolio	2,251,786	1,379,147	74,841	3,366,041	—	6,345
EQ/Small Company Index Portfolio	832,473	242,643	20,484	973,108	—	(2,726)
EQ/Van Kampen Emerging Markets Equity Portfolio	756,449	543,052	25,356	1,133,638	—	3,448
Multimanager Aggressive Equity Portfolio	1,242,657	782,564	49,924	1,780,996	—	4,215
Multimanager High Yield Portfolio	772,941	427,337	29,753	1,144,905	—	(2,980)
Multimanager Large Cap Value Portfolio	425,904	323,225	8,461	697,971	—	(1,203)
Multimanager Mid Cap Growth Portfolio	69,169	37,160	2,642	91,694	—	(314)
Multimanager Mid Cap Value Portfolio	310,044	148,639	11,596	417,168	—	(2,284)

	$13,728,014	$7,601,952	$642,135	$19,708,671	$—	$(6,517)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – Quoted prices in active markets for identical securities

•	Level 2 – Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Portfolio’s net assets as of March 31, 2008:

Description	Quoted Prices in Active Markets for Identical Securities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities	$—	$19,923,365	$—	$19,923,365
Other Investments*	—	—	—	—

Total	$—	$19,923,365	$—	$19,923,365

Liabilities:
Investments in Securities	$—	$—	$—	$—
Other Investments*	—	—	—	—

Total	$—	$—	$—	$—

*	Other investments are derivative instruments, such as futures, forwards, written options and swap contracts.

Investment security transactions for the three months ended March 31, 2008 were as follows:

Cost of Purchases:
Investment Companies	$7,601,952
Net Proceeds of Sales and Redemptions:
Investment Companies	$635,618

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

TARGET 2015 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2008 (Unaudited)

As of March 31, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$60,370
Aggregate gross unrealized depreciation	(1,408,715)

Net unrealized depreciation	$(1,348,345)

Federal income tax cost of investments	$21,271,710

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

TARGET 2025 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
EQ/Bond Index Portfolio‡	337,864	$3,500,397
EQ/Equity 500 Index Portfolio‡	270,349	6,371,846
EQ/International ETF Portfolio‡	354,220	3,858,446
EQ/Small Company Index Portfolio‡	127,764	1,339,239
EQ/Van Kampen Emerging Markets Equity Portfolio‡	74,206	1,190,843
Multimanager Aggressive Equity Portfolio‡	64,977	1,820,840
Multimanager High Yield Portfolio‡	125,753	648,400
Multimanager Large Cap Value Portfolio‡	57,916	620,500
Multimanager Mid Cap Growth Portfolio‡	18,129	139,139
Multimanager Mid Cap Value Portfolio‡	54,251	453,682

Total Investment Companies (100.2%) (Cost $21,952,570)		19,943,332

	Principal Amount
SHORT-TERM INVESTMENT:
Time Deposit (0.2%)
JPMorgan Chase Nassau 1.59%, 4/1/08 (Amortized Cost $42,517)	$42,517	42,517

Total Investments (100.4%) (Cost/Amortized Cost $21,995,087)		19,985,849
Other Assets Less Liabilities (-0.4%)		(87,894)

Net Assets (100%)		$19,897,955

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in Investment Companies are all A shares for AXA Premier VIP Trust Portfolios and Class IA shares for EQ Advisors Trust Portfolios.

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

TARGET 2025 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2008 (Unaudited)

Investments in companies which were affiliates for the three months ended March 31, 2008, were as follows:

Securities	Market Value December 31, 2007	Purchases at Cost	Sales at Cost	Market Value March 31, 2008	Dividend Income	Realized Gain/(Loss)
EQ/Bond Index Portfolio	$2,903,739	$540,491	$18,476	$3,500,397	$—	$(290)
EQ/Equity 500 Index Portfolio	5,775,058	1,214,867	47,255	6,371,846	—	(5,634)
EQ/International ETF Portfolio	3,419,898	755,949	25,974	3,858,446	—	91
EQ/Small Company Index Portfolio	1,310,528	163,775	6,736	1,339,239	—	(1,374)
EQ/Van Kampen Emerging Markets Equity Portfolio	1,111,291	268,161	8,927	1,190,843	—	426
Multimanager Aggressive Equity Portfolio	1,661,127	402,438	13,187	1,820,840	—	269
Multimanager High Yield Portfolio	544,225	128,849	5,053	648,400	—	(639)
Multimanager Large Cap Value Portfolio	572,952	105,645	5,141	620,500	—	(942)
Multimanager Mid Cap Growth Portfolio	135,182	27,611	1,190	139,139	—	(245)
Multimanager Mid Cap Value Portfolio	422,590	73,628	3,374	453,682	—	(852)

	$17,856,590	$3,681,414	$135,313	$19,943,332	$—	$(9,190)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – Quoted prices in active markets for identical securities

•	Level 2 – Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Portfolio’s net assets as of March 31, 2008:

Description	Quoted Prices in Active Markets for Identical Securities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities	$—	$19,985,849	$—	$19,985,849
Other Investments*	—	—	—	—

Total	$—	$19,985,849	$—	$19,985,849

Liabilities:
Investments in Securities	$—	$—	$—	$—
Other Investments*	—	—	—	—

Total	$—	$—	$—	$—

*	Other investments are derivative instruments, such as futures, forwards, written options and swap contracts.

Investment security transactions for the three months ended March 31, 2008 were as follows:

Cost of Purchases:
Investment Companies	$3,681,414
Net Proceeds of Sales and Redemptions:
Investment Companies	$126,123

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

TARGET 2025 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2008 (Unaudited)

As of March 31, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$43,528
Aggregate gross unrealized depreciation	(2,055,285)

Net unrealized depreciation	$(2,011,757)

Federal income tax cost of investments	$21,997,606

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

TARGET 2035 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
EQ/Bond Index Portfolio‡	90,217	$934,681
EQ/Equity 500 Index Portfolio‡	199,472	4,701,359
EQ/International ETF Portfolio‡	259,958	2,831,674
EQ/Small Company Index Portfolio‡	85,260	893,703
EQ/Van Kampen Emerging Markets Equity Portfolio‡	54,534	875,153
Multimanager Aggressive Equity Portfolio‡	41,652	1,167,203
Multimanager High Yield Portfolio‡	55,220	284,724
Multimanager Large Cap Value Portfolio‡	38,837	416,098
Multimanager Mid Cap Growth Portfolio‡	15,403	118,219
Multimanager Mid Cap Value Portfolio‡	31,928	267,003

Total Investments (100.2%) (Cost $13,702,080)		12,489,817
Other Assets Less Liabilities (-0.2%)		(19,704)

Net Assets (100%)		$12,470,113

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in Investment Companies are all A shares for AXA Premier VIP Trust Portfolios and Class IA shares for EQ Advisors Trust Portfolios.

Investments in companies which were affiliates for the three months ended March 31, 2008, were as follows:

Securities	Market Value December 31, 2007	Purchases at Cost	Sales at Cost	Market Value March 31, 2008	Dividend Income	Realized Gain/(Loss)
EQ/Bond Index Portfolio	$725,876	$199,725	$9,778	$934,681	$—	$(25)
EQ/Equity 500 Index Portfolio	3,867,742	1,270,708	52,175	4,701,359	—	(718)
EQ/International ETF Portfolio	2,273,602	779,282	28,108	2,831,674	—	2,497
EQ/Small Company Index Portfolio	831,159	152,324	9,396	893,703	—	(1,323)
EQ/Van Kampen Emerging Markets Equity Portfolio	739,064	266,785	8,569	875,153	—	1,521
Multimanager Aggressive Equity Portfolio	965,925	351,651	14,093	1,167,203	—	2,051
Multimanager High Yield Portfolio	221,099	74,748	3,304	284,724	—	(277)
Multimanager Large Cap Value Portfolio	320,396	127,227	1,463	416,098	—	(117)
Multimanager Mid Cap Growth Portfolio	103,739	33,221	1,484	118,219	—	(139)
Multimanager Mid Cap Value Portfolio	224,760	66,442	3,248	267,003	—	(558)

	$10,273,362	$3,322,113	$131,618	$12,489,817	$—	$2,912

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – Quoted prices in active markets for identical securities

•	Level 2 – Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

TARGET 2035 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2008 (Unaudited)

•	Level 3 – Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Portfolio’s net assets as of March 31, 2008:

Description	Quoted Prices in Active Markets for Identical Securities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities	$—	$12,489,817	$—	$12,489,817
Other Investments*	—	—	—	—

Total	$—	$12,489,817	$—	$12,489,817

Liabilities:
Investments in Securities	$—	$—	$—	$—
Other Investments*	—	—	—	—

Total	$—	$—	$—	$—

*	Other investments are derivative instruments, such as futures, forwards, written options and swap contracts.

Investment security transactions for the three months ended March 31, 2008 were as follows:

Cost of Purchases:
Investment Companies	$3,322,113
Net Proceeds of Sales and Redemptions:
Investment Companies	$134,530

As of March 31, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$9,882
Aggregate gross unrealized depreciation	(1,222,994)

Net unrealized depreciation	$(1,213,112)

Federal income tax cost of investments	$13,702,929

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

TARGET 2045 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS

March 31, 2008 (Unaudited)

	Number of Shares	Value (Note 1)
INVESTMENT COMPANIES:
EQ/Equity 500 Index Portfolio‡	153,655	$3,621,485
EQ/International ETF Portfolio‡	197,481	2,151,120
EQ/Small Company Index Portfolio‡	65,247	683,925
EQ/Van Kampen Emerging Markets Equity Portfolio‡	41,175	660,768
Multimanager Aggressive Equity Portfolio‡	28,596	801,333
Multimanager Large Cap Value Portfolio‡	25,918	277,682
Multimanager Mid Cap Growth Portfolio‡	13,181	101,166
Multimanager Mid Cap Value Portfolio‡	21,550	180,219

Total Investment Companies (99.7%) (Cost $9,485,995)		8,477,698

	Principal Amount
SHORT-TERM INVESTMENT:
Time Deposit (0.1%)
JPMorgan Chase Nassau 1.59%, 4/1/08 (Amortized Cost $13,585)	$13,585	13,585

Total Investments (99.8%) (Cost/Amortized Cost $9,499,580)		8,491,283
Other Assets Less Liabilities (0.2%)		13,372

Net Assets (100%)		$8,504,655

‡	Affiliated company as defined under the Investment Company Act of 1940.

The holdings in Investment Companies are all A shares for AXA Premier VIP Trust Portfolios and Class IA shares for EQ Advisors

Trust Portfolios.

Investments in companies which were affiliates for the three months ended March 31, 2008, were as follows:

Securities	Market Value December 31, 2007	Purchases at Cost	Sales at Cost	Market Value March 31, 2008	Dividend Income	Realized Gain/(Loss)
EQ/Equity 500 Index Portfolio	$3,063,876	$898,947	$36,674	$3,621,485	$—	$380
EQ/International ETF Portfolio	1,777,561	542,015	18,868	2,151,120	—	2,517
EQ/Small Company Index Portfolio	637,834	113,922	6,221	683,925	—	(717)
EQ/Van Kampen Emerging Markets Equity Portfolio	580,850	180,454	5,681	660,768	—	1,307
Multimanager Aggressive Equity Portfolio	678,524	226,537	8,593	801,333	—	1,571
Multimanager Large Cap Value Portfolio	222,816	77,082	902	277,682	—	(55)
Multimanager Mid Cap Growth Portfolio	91,060	26,343	1,117	101,166	—	(58)
Multimanager Mid Cap Value Portfolio	154,389	42,149	2,119	180,219	—	(426)

	$7,206,910	$2,107,449	$80,175	$8,477,698	$—	$4,519

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

TARGET 2045 ALLOCATION PORTFOLIO

PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2008 (Unaudited)

Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:

•	Level 1 – Quoted prices in active markets for identical securities

•	Level 2 – Significant other observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – Significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used to value the Portfolio’s net assets as of March 31, 2008:

Description	Quoted Prices in Active Markets for Identical Securities (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Total
Assets:
Investments in Securities	$—	$8,491,283	$—	$8,491,283
Other Investments*	—	—	—	—

Total	$—	$8,491,283	$—	$8,491,283

Liabilities:
Investments in Securities	$—	$—	$—	$—
Other Investments*	—	—	—	—

Total	$—	$—	$—	$—

*  Other investments are derivative instruments, such as futures, forwards, written options and swap contracts.

Investment security transactions for the three months ended March 31, 2008 were as follows:

Cost of Purchases:
Investment Companies				$2,107,449
Net Proceeds of Sales and Redemptions:
Investment Companies				$84,694

As of March 31, 2008, the gross unrealized appreciation (depreciation) of investments based on the aggregate cost of investments for Federal income tax purposes was as follows:

Aggregate gross unrealized appreciation	$—
Aggregate gross unrealized depreciation	(1,008,373)

Net unrealized depreciation	$(1,008,373)

Federal income tax cost of investments	$9,499,656

See Notes to Portfolio of Investments.

AXA PREMIER VIP TRUST

NOTES TO PORTFOLIO OF INVESTMENTS

March 31, 2008 (Unaudited)

Note 1 Valuation

Equity securities listed on national securities exchanges are valued at the last sale price or official closing price on the date of valuation or, if there is no sale or official closing price, at the latest available bid price. Other unlisted equity securities are valued at their last sale price or official closing price or, if no reported sale occurs during the day, at a bid price estimated by a broker. Securities listed on the NASDAQ exchange will be valued using the NASDAQ Official Closing Price (“NOCP”). Generally, the NOCP will be the last sale price unless the reported trade for the security is outside the range of the bid/ask price. In such cases, the NOCP will be normalized to the nearer of the bid or ask price.

Convertible preferred stocks listed on national securities exchanges or included on the NASDAQ stock market are valued as of their last sale price or, if there is no sale, at the latest available bid price. Convertible bonds and unlisted convertible preferred stocks are valued at bid prices obtained from one or more of the major dealers in such securities. Where there is a discrepancy between dealers, values may be adjusted based on recent premium spreads to the underlying common stocks. Convertible bonds may be matrix-priced based upon the conversion value to the underlying common stocks and market premiums.

Mortgage-backed and asset-backed securities are valued at prices obtained from a bond pricing service where available, or at a bid price obtained from one or more of the major dealers in such securities. If a quoted price is unavailable, an equivalent yield or yield spread quote will be obtained from a broker and converted to a price.

Options, including options on futures that are traded on exchanges, are valued at their last sale price, and if the last sale price is not available then the previous day’s last sale price is used. If the bid price is higher or the asked price is lower than the last sale price, the higher bid or lower asked price may be used. Options not traded on an exchange or actively traded are valued at fair value under the direction of the Board of Trustees (“Trustees”).

Long-term corporate bonds may be valued on the basis of prices provided by a pricing service when such prices are believed to reflect the fair market value of such securities. The prices provided by a pricing service take into account many factors, including institutional size, trading in similar groups of securities and any developments related to specific securities; however, when such prices are unavailable, such bonds will be valued using broker quotes.

U.S. Treasury securities and other obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, are valued at representative quoted prices.

Foreign securities, including foreign government securities, not traded directly, or in American Depositary Receipt (ADR) or similar form in the United States, are valued at representative quoted prices from the primary exchange in the currency of the country of origin.

Short-term investments which mature in 60 days or less are valued at amortized cost, which approximates market value. Short-term investments, which mature in more than 60 days, are valued at representative quoted prices.

Futures contracts are valued at their last sale price or, if there is no sale, at the latest available bid price.

Forward foreign exchange contracts are valued by interpolating between the forward and spot currency rates as quoted by a pricing service as of a designated hour on the valuation date.

Other securities and assets for which market quotations are not readily available or for which valuation can not be provided, are valued at fair value under the direction of the Trustees.

Investments in the AXA Allocation Portfolios and the Target Allocation Portfolios are valued based on the net asset value per share of each underlying fund, which follow the policies as described above.

AXA PREMIER VIP TRUST

NOTES TO PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2008 (Unaudited)

Pursuant to procedures approved by the Trustees, events or circumstances affecting the values of portfolio securities that occur between the closing of their principal markets and the time the net asset value is determined may be reflected, as by a method approved by the Trustees, in the Trust’s calculation of net asset values for each applicable Portfolio when the Trust’s Manager deems that the particular event or circumstance would materially affect such Portfolio’s net asset value.

Securities transactions are recorded on the trade date net of brokerage fees, commissions, and transfer fees. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income (including amortization of premium and discount on long-term securities using the effective yield method) is accrued daily.

Foreign Currency Valuation:

The books and records of the Trust are kept in U.S. dollars. Foreign currency amounts are translated into U. S. dollars at current exchange rates at the following dates:

(i) market value of investment securities, other assets and liabilities - at the valuation date.

(ii) purchases and sales of investment securities, income and expenses - at the date of such transactions.

The Portfolios do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss on securities.

Net currency gains or losses realized and unrealized as a result of differences between interest or dividends, withholding taxes, forward foreign currency exchange contracts and foreign cash recorded on the Portfolio’s books and the U.S. dollar equivalent amount actually received or paid are presented under foreign currency transactions in the realized and unrealized gains and losses section of the Statements of Operations. Net realized gains (losses) on foreign currency transactions represent net foreign exchange gains (losses) from forward foreign currency contracts, disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amount of investment income and foreign withholding taxes recorded on a Portfolio’s books and the U.S. dollar equivalent of amounts actually received or paid.

Securities Lending:

For all Portfolios, the Board of Trustees has approved the lending of portfolio securities, through JPMorgan Chase Bank (“JPMorgan”), acting as lending agent, to certain approved broker-dealers in exchange for negotiated lenders’ fees. By lending investment securities, a Portfolio attempts to increase its net investment income through the returns on the investment of the cash equivalents held as collateral on the loan. Any gain or loss in the market price of the securities loaned that might occur and any interest earned or dividends declared during the term of the loan would be for the account of the Portfolio. Risks of delay in recovery of the securities or even loss of rights in the collateral may occur should the borrower of the securities fail financially. Risks may also arise to the extent that the value of the securities loaned increases above the value of the collateral received. Any such loan of Portfolio securities will be continuously secured by collateral in cash or high grade debt securities at least equal at all times to the market value of the security loaned. JPMorgan will indemnify each Portfolio from any loss resulting from a borrower’s failure to return a loaned security when due. JPMorgan invests the cash collateral on behalf of the Portfolios and retains a portion of the investment returns. The net amount earned, after the interest rebate, is included in the Statements of Operations as securities lending income. At March 31, 2008, the cash collateral received by each Portfolio for securities loaned was invested by JPMorgan and is summarized in the Portfolio of Investments. The Portfolios bear the risk of any loss in market value of the invested collateral. Each Portfolio has an individual interest equal to the amount of cash collateral contributed.

Repurchase Agreements:

Certain Portfolios may enter into repurchase agreements with qualified and Manager approved banks, broker-dealers or other financial institutions as a means of earning a fixed rate of return on their cash reserves for periods as short as overnight. A repurchase agreement is a contract pursuant to which a Portfolio, against receipt of securities of at least equal value including accrued interest, agrees to advance a specified sum to the financial institution which agrees to reacquire the securities at a mutually agreed upon time (usually one day) and price. Each repurchase agreement entered into by a Portfolio will provide that the value of the collateral underlying the repurchase agreement will always be at least equal to the repurchase price, including any accrued interest. A

AXA PREMIER VIP TRUST

NOTES TO PORTFOLIO OF INVESTMENTS (Continued)

March 31, 2008 (Unaudited)

Portfolio’s right to liquidate such securities in the event of a default by the seller could involve certain costs, losses or delays and, to the extent that proceeds from any sale upon a default of the obligation to repurchase are less than the repurchase price, the Portfolio could suffer a loss.

Options Written:

Certain Portfolios may write (sell) covered options as a hedge to provide protection against adverse movements in the price of securities in the portfolio or to enhance investment performance. Certain Portfolios may purchase and sell exchange traded options on foreign currencies. When a Portfolio writes an option, an amount equal to the premium received by the Portfolio is recorded as a liability and is subsequently adjusted on a daily basis to the current market price of the option written. Premiums received from writing options which expire unexercised are recognized as gains on the expiration date. Premiums received from writing options which are exercised or are cancelled in closing purchase transactions are offset against the cost of any securities purchased or added to the proceeds or netted against the amount paid on the transaction to determine the realized gain or loss. In writing options, a Portfolio must assume that the option may be exercised at any time prior to the expiration of its obligation as a writer, and that in such circumstances the net proceeds of the sale or cost of purchase of the underlying securities and currencies pursuant to the call or put option may be substantially below or above the prevailing market price. By writing a covered call option, a Portfolio, in exchange for the premium, foregoes the opportunity for capital appreciation above the exercise price should the market price of the underlying security increase. A Portfolio also has the additional risk of not being able to enter into a closing purchase transaction if a liquid secondary market does not exist and bears the risk of unfavorable changes in the price of the financial instruments underlying the options. The Portfolios, however, are not subject to credit risk on written options as the counterparty has already performed its obligation by paying the premium at the inception of the contract.

Short Sales Against the Box:

Certain Portfolios may enter into a “short sale” of securities in circumstances in which, at the time the short position is open, the Portfolio owns at least an equal amount of the securities sold short or owns preferred stocks or debt securities, convertible or exchangeable without payment of further consideration, into at least an equal number of securities sold short. This kind of short sale, which is referred to as one “against the box”, may be entered into by the Portfolio to, for example, lock in a sale price for a security the Portfolio does not wish to sell immediately. The Portfolio will designate the segregation, either on its records or with the Trust’s custodian, of the securities sold short or convertible or exchangeable preferred stocks or debt securities sold in connection with short sales against the box. Not more than 10% of a Portfolio’s net assets may be held as collateral for short sales against the box at any one time. Liabilities for securities sold short are reported at market value in the financial statements. Such liabilities are subject to off-balance sheet risk to the extent of any future increases in market value of the securities sold short. The ultimate liability for securities sold short could exceed the liabilities recorded in the Statement of Assets and Liabilities. The Portfolio bears the risk of potential inability of the broker to meet their obligation to perform.

Futures Contracts, Options on Futures Contracts, Forward Commitments and Foreign Currency Exchange Contracts:

The futures contracts and options on futures contracts used by the Portfolios are agreements to buy or sell a financial instrument for a set price in the future. Certain Portfolios may buy or sell futures contracts and options on futures contracts for the purpose of protecting their portfolio securities against future changes in interest rates and indices which might adversely affect the value of the Portfolios’ securities or the price of securities that it intends to purchase at a later date. Initial margin deposits are made upon entering into futures contracts and options on futures contracts and can be in cash, certain money market instruments, treasury securities or other liquid, high grade debt securities. During the period the futures contracts and options on futures contracts are open, changes in the market price of the contracts are recognized as unrealized gains or losses by “marking-to-market” at the end of each trading day. Variation margin payments on futures contracts and options on futures contracts are received or made, depending upon whether unrealized gains or losses are incurred. When the contract is closed, the Portfolio records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Portfolio’s basis in the contract. Should interest rates or indices move unexpectedly, the Portfolio may not achieve the anticipated benefits of the futures contracts and may incur a loss. The use of futures contracts transactions involves the risk of imperfect correlation in movements in the price of futures contracts, interest rates

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March 31, 2008 (Unaudited)

and the underlying hedged assets. Use of long futures contracts subjects the Portfolios to risk of loss in excess of the amounts shown on the Statement of Assets and Liabilities, up to the notional value of the futures contracts. Use of short futures contracts subjects the Portfolios to unlimited risk of loss. The Portfolios enter into futures contracts only on exchanges or boards of trade. The exchange or board of trade acts as the counterparty to each futures transaction, therefore, the Portfolio’s credit risk is limited to failure of the exchange or board of trade.

Certain Portfolios may make contracts to purchase or sell securities for a fixed price at a future date beyond customary settlement time (“forward commitments”) if they designate the segregation, either on their records or with the Trust’s custodian, of cash or other liquid securities in an amount sufficient to meet the purchase price, or if they enter into offsetting contracts for the forward sale of other securities they own. These commitments are reported at market value in the financial statements. Forward commitments may be considered securities in themselves and involve a risk of loss if the value of the security to be purchased declines or if the value of the security to be sold increases prior to the settlement date, which is risk in addition to the risk of decline in value of the Portfolio’s other assets. Where such purchases or sales are made through dealers, a Portfolio relies on the dealer to consummate the sale. The dealer’s failure to do so may result in the loss to a Portfolio of an advantageous yield or price. Market risk exists on these commitments to the same extent as if the securities were owned on a settled basis and gains and losses are recorded and reported in the same manner. However, during the commitment period, these investments earn no interest or dividends.

Certain Portfolios may purchase foreign currency on a spot (or cash) basis. In addition, certain Portfolios may enter into contracts to purchase or sell foreign currencies at a future date (“forward contracts”). A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Daily fluctuations in the value of such contracts are recognized as unrealized appreciation or depreciation by “marking to market”. The gain or loss arising from the difference between the original contracts and the closing of such contracts is included in realized gains or losses from foreign currency transactions in the Statement of Operations. The Advisers may engage in these forward contracts to protect against uncertainty in the level of future exchange rates in connection with the purchase and sale of Portfolio securities (“transaction hedging”) and to protect the value of specific portfolio positions (“position hedging”). The Portfolios are subject to off-balance sheet risk to the extent of the value of the contracts for purchase of foreign currency and in an unlimited amount for sales of foreign currency.

Swaps:

Certain Portfolios may invest in swap contracts, which are derivatives in the form of a contract or other similar instrument which is an agreement to exchange the return generated by one instrument for the return generated by another instrument. The payment streams are calculated by reference to a specified index and agreed upon notional amount. A Portfolio will usually enter into swaps on a net basis, i.e., the two return streams are netted out in a cash settlement on the payment date or dates specified in the instrument, with the Portfolio receiving or paying, as the case may be, only the net amount of the two returns. A Portfolio’s obligations under a swap agreement will be accrued daily (offset against any amounts owing to the Portfolio) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by designating the segregation, either on its records or with the Trusts custodian, of cash or other liquid obligations. A Portfolio will not enter into any swap agreement unless the counterparty meets the rating requirements set forth in guidelines established by the Trust’s Board of Trustees. Swap agreements are stated at market value on the Statement of Assets and Liabilities. Swaps are marked to market daily based upon quotations from market makers and the change, if any, is recorded as unrealized appreciation or depreciation in the Statement of Operations. A realized gain or loss is recorded upon payment or receipt of a periodic payment or termination of swap agreements. Notional principal amounts are used to express the extent of involvement in these transactions, but the amount potentially subject to credit risk is much smaller.

Dollar Roll Transactions:

Certain Portfolios may enter into dollar roll transactions with financial institutions to take advantage of opportunities in the mortgage market. A dollar roll transaction involves a sale by a Portfolio of securities with a simultaneous agreement to repurchase substantially similar securities at an agreed-upon price at a future date. The securities repurchased will bear the same interest rate as those sold, but generally will be collateralized by different pools of mortgages with different prepayment histories. Dollar roll transactions involve the risk that the market

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March 31, 2008 (Unaudited)

value of the securities sold by the Portfolio may decline below the repurchase price of the similar securities. None of the Portfolios had dollar roll transactions outstanding at March 31, 2008.

Market and Credit Risk:

Written options, futures contracts, forward commitments, forward foreign currency exchange contracts and swaps involve elements of both market and credit risk in excess of the amounts reflected in the Statements of Assets and Liabilities. The risk involved in writing an option on a security is that, if the option is exercised, the underlying security is then purchased or sold by the Portfolio at the contract price, which could be disadvantageous relative to the market price. The Portfolio bears the market risk, which arises from any changes in security values. The credit risk for futures contracts and exchange traded options is limited to failure of the exchange or board of trade which acts as the counterparty to the Portfolio’s futures transactions. Forward commitments, forward foreign currency exchange contracts, over-the-counter options and swaps are done directly with the counterparty and not through an exchange and can be terminated only by agreement of both parties to such contracts. With respect to such transactions there is no daily margin settlement and the Portfolio is exposed to the risk of default by the counterparty.

Item 2. Controls and Disclosures.

(a)	The registrant’s certifying officers have evaluated the registrant’s disclosure controls and procedures as of a date within 90 days prior to the filing date of this report and have determined such controls and procedures to be reasonably designed to achieve the purposes described in Rule 30a-3(c) under the Investment Company Act of 1940.

(b)	The registrant’s certifying officers are not aware of any changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications required by Item 3 are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AXA Premier VIP Trust

By:	/s/ Steven M. Joenk
Steven M. Joenk
President

May 29, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Steven M. Joenk
Steven M. Joenk
Chief Executive Officer

May 29, 2008

By:	/s/ Brian Walsh
Brian Walsh
Chief Financial Officer and Treasurer

May 29, 2008